UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-58431
Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2013 – June 30, 2013
Item 1: Reports to Shareholders

Semiannual Report | June 30, 2013

Vanguard Balanced Index Fund

> Vanguard Balanced Index Fund returned about 7% for the six months ended
June 30, 2013.

> The fund’s stock portfolio produced strong results for the half year, but the bond portfolio slipped into negative territory.

> Financial, consumer services, and health care stocks were among the best equity performers; basic materials were the weakest.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	28
Trustees Approve Advisory Arrangement.	30
Glossary.	31

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2013
Total
Returns
Vanguard Balanced Index Fund
Investor Shares	7.24%
Admiral™ Shares	7.32
Signal® Shares	7.26
Institutional Shares	7.33
Balanced Composite Index	7.34
Mixed-Asset Target Allocation Growth Funds Average	6.53

For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2012, Through June 30, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$23.76	$25.26	$0.219	$0.000
Admiral Shares	23.76	25.26	0.238	0.000
Signal Shares	23.51	24.98	0.236	0.000
Institutional Shares	23.76	25.26	0.240	0.000

1

Chairman’s Letter

Dear Shareholder,

Vanguard Balanced Index Fund returned about 7% for the six months ended June 30, 2013—in line with its benchmark, the Balanced Composite Index, and ahead of the average return of its peers.

The fund’s stock portfolio advanced during much of the half year, but its bond portion struggled. In May and June, growing uncertainty about Federal Reserve policy roiled both markets and led to a rise in interest rates. Bond yields ticked up, leading the fund’s bond holdings to end the period in the red. (Bond yields and prices move in opposite directions.)

The Balanced Index Fund’s stock portfolio registered broad gains, with nine of ten sectors posting positive returns. Financial, consumer services, and health care holdings contributed most.

Yields zigzagged for most of the six months before climbing in June; the fund’s 30-day SEC yield for Investor Shares was 1.71% as of June 30. That level was relatively unchanged from the start of the period but down from the 1.85% recorded at the end of June 2012. Yields for the other share classes were a bit higher, reflecting lower costs.

Global stocks notched gains despite some recent turbulence

After staging a stellar performance for most of the first half of 2013, global stocks declined in June. Investors worldwide were spooked by signs

2

of trouble in China’s economy and by a statement from Federal Reserve Chairman Ben Bernanke that the central bank could begin to reduce its stimulative bond-buying program later this year. Still, U.S. stocks returned about 14% for the six-month period, despite a drop of more than 1% in June.

Markets were clearly unsettled by the prospect of the Fed’s scaling back its stimulus measures, known as quantitative easing. However, Vanguard’s chief economist, Joe Davis, pointed to a positive message in the Fed’s evolving stance. “The Federal Reserve is coming closer to the realization that the U.S. economy is stronger today than it was a year ago and so does not need the insurance, so to speak, of additional quantitative easing,” he said.

Developed markets in the Pacific region generally fared better than their European and emerging-market counterparts. Notably, Japanese stocks recovered in June from a sharp decline in May.

Bond prices fell sharply in the period’s final months

Bond returns, which sputtered along through most of the period, turned negative in May and retreated further in June. The broad U.S. taxable bond

Market Barometer

	Total Returns
	Periods Ended June 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.91%	21.24%	7.12%
Russell 2000 Index (Small-caps)	15.86	24.21	8.77
Russell 3000 Index (Broad U.S. market)	14.06	21.46	7.25
MSCI All Country World Index ex USA (International)	-0.04	13.63	-0.80

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.44%	-0.69%	5.19%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.69	0.24	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.08	0.23

CPI
Consumer Price Index	1.70%	1.75%	1.31%

3

market returned –2.44% for the six months as concerns about the Fed’s plans roiled fixed income investors even more than equity investors. Municipal bonds fared worse than taxable issues, returning –2.69% for the period.

The yield of the 10-year Treasury note finished the six months at 2.47%, jumping from 2.11% at the end of May and 1.67% at the end of April. The Fed kept its target for short-term rates between 0% and 0.25%. Returns from money market funds and savings accounts have been minuscule since the Fed imposed the historically low rates in December 2008 to combat the financial crisis.

Financials and consumer services were the leading performers

The Balanced Index Fund’s stock portfolio, representing about 60% of its assets, gives investors exposure to the broad U.S. equity market. It returned 14.12% for the six months, in line with its benchmark, the CRSP US Total Market Index, and posted double-digit gains in eight of the ten industry sectors.

Financials, the largest sector holding, contributed more than one-fifth of the portfolio’s overall return. The nation’s largest banks and financial services companies performed best, profiting from better lending conditions and the

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Signal	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Balanced Index Fund	0.24%	0.10%	0.10%	0.08%	1.02%

The fund expense ratios shown are from the prospectus dated March 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the fund’s annualized expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09%
for Signal Shares, and 0.08% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2012.

Peer group: Mixed-Asset Target Allocation Growth Funds.

4

recovering housing market. Insurance companies also thrived, thanks to an increase in premiums and underwriting revenue.

The consumer services sector was the next-largest contributor to returns. More confident about the economy and employment than they had been in several years, U.S. consumers spent more on shopping, entertainment, and eating out. Specialty retailers, media companies, and travel and leisure service providers notched gains.

Health care performed strongly, too. Pharmaceutical and biotech companies were among the standouts for the half year as the industry continued to benefit from favorable rulings by the Food and Drug Administration and improved pipelines of new medicines. Health insurance companies and medical equipment makers also turned in impressive results.

The portfolio did not benefit as much from its heavy weighting in technology, which had the second-lowest sector return for the period. Some personal computer manufacturers did better by cutting costs. But the sector was hurt most by its holdings in the tablet and smartphone business, where competition is fierce and several key players fell short of earnings expectations as new products failed to deliver.

Basic materials, a relatively small sector in the portfolio, produced the only negative return. Stocks of metal and coal mining companies plunged as commodity prices fell.

U.S. government debts weighed on bond portfolio

The Balanced Index Fund’s fixed income holdings, which account for about 40% of its assets, returned –2.47% for the six months. The bond portfolio closely tracked its benchmark, Barclays U.S. Aggregate Float Adjusted Index, which measures a wide spectrum of the U.S. investment-grade, taxable bond market.

During the six months, nearly all segments of the bond index registered negative results. In general, bonds with longer-term maturities lost more value than their shorter-term counterparts.

The bond portfolio was particularly hurt by price declines in U.S. government debts and U.S. Treasuries, which together represented nearly 70% of its holdings.

In pursuing investment goals, long-term asset mix is key

As I mentioned earlier, financial markets were rattled in June by the prospect that the Fed would begin scaling back its massive bond-buying program. Bond yields jumped, and the stock market experienced some turmoil.

5

Volatility and increased uncertainty can tempt investors to deviate from their investment plan. In the mutual fund industry, for example, the recent rise in bond yields has led to net redemptions from bond funds as investors try to sidestep losses that might arise from a sustained climb in interest rates.

Keep in mind, however, that although interest rates remain low, nobody is certain what their next move will be—much less how financial markets will react to the change. In fact, it’s precisely because short-term swings are unpredictable that trying to time the markets often fails, as Vanguard and other researchers have found. A recent Vanguard research paper notes that although many investors alter their portfolios based on emotional reactions to market movements, investment success actually is “largely determined by the long-term mixture of assets in a portfolio.” (You can find the full report, Vanguard’s Framework for Constructing Diversified Portfolios, at vanguard.com/research.)

We continue to believe that sticking to a well-diversified portfolio of stocks, bonds, and money market instruments over the long haul—rather than making impulsive changes to try to avoid potential losses or capitalize on perceived opportunities—gives you the best chance of meeting your investment goals.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 22, 2013

6

Balanced Index Fund

Fund Profile
As of June 30, 2013

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VBINX	VBIAX	VBASX	VBAIX
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%
30-Day SEC Yield	1.71%	1.87%	1.87%	1.87%

Equity and Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,176	3,594
Median Market Cap	$38.5B	$38.5B
Price/Earnings Ratio	18.5x	18.5x
Price/Book Ratio	2.4x	2.4x
Return on Equity	16.6%	16.5%
Earnings Growth
Rate	10.6%	10.5%
Dividend Yield	2.0%	2.0%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	57%	—
Short-Term	2.6%	—

Fixed Income Characteristics

		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	4,687	8,413
Yield to Maturity
(before expenses)	2.3%	2.3%
Average Coupon	3.3%	3.4%
Average Duration	5.4 years	5.5 years
Average Effective
Maturity	7.4 years	7.4 years

Total Fund Volatility Measures
	Balanced
	Composite	CRSP US Total
	Index	Market Index
R-Squared	1.00	0.98
Beta	1.00	0.57

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Exxon Mobil Corp.	Integrated Oil & Gas	2.3%
Apple Inc.	Computer Hardware	2.1
Microsoft Corp.	Software	1.5
Johnson & Johnson	Pharmaceuticals	1.4
General Electric Co.	Diversified Industrials	1.3
Google Inc.	Internet	1.3
Chevron Corp.	Integrated Oil & Gas	1.3
Wells Fargo & Co.	Banks	1.2
International Business
Machines Corp.	Computer Services	1.2
Procter & Gamble Co.	Nondurable
	Household Products	1.2
Top Ten		14.8%
Top Ten as % of Total Net Assets		8.7%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated March 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2013, the annualized expense ratios were 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal
Shares, and 0.08% for Institutional Shares.

7

Balanced Index Fund

Fund Asset Allocation

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.9%	2.9%
Consumer Goods	10.5	10.5
Consumer Services	13.3	13.2
Financials	18.9	18.8
Health Care	11.7	11.8
Industrials	12.9	13.0
Oil & Gas	9.5	9.5
Technology	14.4	14.4
Telecommunications	2.5	2.5
Utilities	3.4	3.4

Sector Diversification (% of fixed income
portfolio)
Asset-Backed	2.4%
Finance	7.5
Foreign	5.0
Government Mortgage-Backed	23.3
Industrial	13.0
Treasury/Agency	45.3
Utilities	2.6
Other	0.9

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of fixed
income portfolio)
U.S. Government	68.1%
Aaa	4.6
Aa	3.6
A	12.0
Baa	11.7
For information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2002, Through June 30, 2013

For a benchmark description, see the Glossary.
Note: For 2013, performance data reflect the six months ended June 30, 2013.

Average Annual Total Returns: Periods Ended June 30, 2013

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	11/9/1992	12.10%	6.94%	2.75%	4.11%	6.86%
Admiral Shares	11/13/2000	12.22	7.08	2.87	4.11	6.98
Signal Shares	9/1/2006	12.20	7.08	2.90[1]	3.14[1]	6.04[1]
Institutional Shares	12/1/2000	12.24	7.12	2.91	4.11	7.02
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

9

Balanced Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		328,039	1.7%

Consumer Goods
Procter & Gamble Co.	1,746,200	134,440	0.7%
Coca-Cola Co.	2,553,854	102,435	0.6%
Philip Morris International Inc.	989,852	85,741	0.5%
PepsiCo Inc.	985,253	80,584	0.4%
Consumer Goods—Other †		782,001	4.1%
		1,185,201	6.3%
Consumer Services
Wal-Mart Stores Inc.	1,043,766	77,750	0.4%
Home Depot Inc.	930,640	72,097	0.4%
Walt Disney Co.	1,032,675	65,213	0.4%
* Amazon.com Inc.	232,038	64,435	0.3%
McDonald’s Corp.	638,740	63,235	0.3%
Comcast Corp. Class A	1,446,820	60,593	0.3%
Consumer Services—Other †		1,101,773	5.8%
		1,505,096	7.9%
Financials
Wells Fargo & Co.	3,374,450	139,264	0.7%
JPMorgan Chase & Co.	2,408,112	127,124	0.7%
* Berkshire Hathaway Inc. Class B	981,774	109,880	0.6%
Citigroup Inc.	1,841,724	88,348	0.5%
Bank of America Corp.	6,868,505	88,329	0.4%
Visa Inc. Class A	329,910	60,291	0.3%
American Express Co.	699,944	52,328	0.3%
Financials—Other †		1,465,868	7.7%
		2,131,432	11.2%

10

Balanced Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	1,789,580	153,653	0.8%
Pfizer Inc.	4,262,313	119,387	0.6%
Merck & Co. Inc.	1,923,822	89,362	0.5%
Health Care—Other †		962,435	5.1%
		1,324,837	7.0%
Industrials
General Electric Co.	6,588,004	152,776	0.8%
United Technologies Corp.	585,678	54,433	0.3%
Industrials—Other †		1,258,089	6.6%
		1,465,298	7.7%
Oil & Gas
Exxon Mobil Corp.	2,832,916	255,954	1.4%
Chevron Corp.	1,235,016	146,152	0.8%
Schlumberger Ltd.	847,014	60,697	0.3%
Oil & Gas—Other †		613,536	3.2%
		1,076,339	5.7%
Technology
Apple Inc.	598,039	236,871	1.2%
Microsoft Corp.	4,788,604	165,351	0.9%
* Google Inc. Class A	172,734	152,070	0.8%
International Business Machines Corp.	706,365	134,993	0.7%
Cisco Systems Inc.	3,405,016	82,776	0.4%
Intel Corp.	3,167,149	76,708	0.4%
Oracle Corp.	2,250,904	69,148	0.4%
QUALCOMM Inc.	1,100,856	67,240	0.4%
Technology—Other †		649,129	3.4%
		1,634,286	8.6%
Telecommunications
AT&T Inc.	3,427,766	121,343	0.6%
Verizon Communications Inc.	1,822,776	91,759	0.5%
Telecommunications—Other †		67,208	0.4%
		280,310	1.5%

Utilities †		388,047	2.0%
Total Common Stocks (Cost $6,823,705)		11,318,885	59.6%[1]

11

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	0.375%	2/15/16	82,564	82,164	0.4%
	United States Treasury Note/Bond	0.875%	4/30/17	76,275	75,870	0.4%
	United States Treasury Note/Bond	0.250%	9/15/14	65,790	65,810	0.4%
	United States Treasury Note/Bond	2.625%	11/15/20	58,233	60,644	0.3%
	United States Treasury Note/Bond	0.375%	6/15/15	59,550	59,559	0.3%
	United States Treasury Note/Bond	1.750%	5/15/23	63,538	59,468	0.3%
	United States Treasury Note/Bond	0.250%	7/15/15	59,520	59,353	0.3%
	United States Treasury Note/Bond	0.250%	5/15/16	58,200	57,563	0.3%
	United States Treasury Note/Bond	3.125%	4/30/17	52,750	56,929	0.3%
	United States Treasury Note/Bond	4.250%	8/15/14	54,050	56,491	0.3%
	United States Treasury Note/Bond	0.250%	5/31/15	54,004	53,903	0.3%
	United States Treasury Note/Bond	0.500%	8/15/14	52,300	52,472	0.3%
	United States Treasury Note/Bond	0.375%	4/15/15	52,050	52,091	0.3%
	United States Treasury Note/Bond	3.125%	5/15/21	48,262	51,791	0.3%
	United States Treasury
	Note/Bond	0.125%–11.250%	7/15/14–2/15/43	2,127,060	2,204,552	11.6%
					3,048,660	16.1%
Agency Bonds and Notes
2	Federal Home Loan
	Mortgage Corp.	0.500%–6.750%	7/15/14–7/15/32	112,712	116,068	0.6%
2	Federal National
	Mortgage Assn.	0.000%–7.250%	8/28/14–7/15/37	129,185	132,606	0.7%
	Agency Bonds and Notes—Other †				72,086	0.4%
					320,760	1.7%
Conventional Mortgage-Backed Securities
[2,3,4] Fannie Mae Pool		3.500%	7/1/43	74,710	75,831	0.4%
[2,3,4] Fannie Mae Pool	2.000%–9.500%		10/1/13–7/1/43	695,364	731,036	3.8%
[2,3,4] Freddie Mac Gold Pool	2.000%–10.000%		7/1/13–7/1/43	435,688	454,729	2.4%
[3,4]	Ginnie Mae I Pool	3.000%–10.000%	12/15/13–7/1/43	160,842	170,975	0.9%
[3,4]	Ginnie Mae II Pool	2.500%–7.000%	3/20/18–7/1/43	309,601	325,210	1.7%
					1,757,781	9.2%
Nonconventional Mortgage-Backed Securities
[2,4,5] Fannie Mae Pool	1.563%–6.128%		11/1/33–10/1/42	27,559	28,838	0.1%
[2,4,5] Freddie Mac Non
	Gold Pool	2.186%–6.365%	11/1/34–3/1/42	11,640	12,236	0.1%
[3,4,5] Ginnie Mae II Pool	2.500%–5.000%		7/20/38–1/20/42	11,692	12,287	0.1%
					53,361	0.3%
Total U.S. Government and Agency Obligations (Cost $5,164,403)					5,180,562	27.3%
Asset-Backed/Commercial Mortgage-Backed Securities
4	GE Capital Credit Card Master
	Note Trust Series 2012-7	1.760%	9/15/22	409	396	0.0%
4	GE Commercial Mortgage
	Corp. Series 2005-C3 Trust	4.974%	7/10/45	315	337	0.0%
4	GE Commercial Mortgage
	Corp. Series 2006-C1 Trust	5.470%	3/10/44	1,275	1,385	0.0%
4	GE Commercial Mortgage
	Corp. Series 2007-C1 Trust	5.543%	12/10/49	850	944	0.0%
6	Asset-Backed/Commercial Mortgage-Backed Securities—Other †				175,874	0.9%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $167,115)					178,936	0.9%

12

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
Corporate Bonds
Finance
6	Banking †				367,828	2.0%
	Brokerage †				12,028	0.1%
	Finance Companies
4	General Electric
	Capital Corp.	1.000%–6.875%	11/14/14–11/15/67	35,425	39,229	0.2%
	Finance Companies—Other †				5,350	0.0%
6	Insurance †				98,447	0.5%
	Other Finance †				2,372	0.0%
6	Real Estate Investment Trusts †				40,476	0.2%
					565,730	3.0%
Industrial
6	Basic Industry †				96,414	0.5%
	Capital Goods
	General Electric Co.	0.850%–5.250%	10/9/15–10/9/42	5,265	5,371	0.0%
6	Capital Goods—Other †				83,404	0.5%
6	Communication †				164,759	0.9%
6	Consumer Cyclical †				126,452	0.7%
6	Consumer Noncyclical †				252,870	1.3%
	Energy
	XTO Energy Inc.	5.500%–6.250%	8/1/17–6/15/18	800	946	0.0%
	Energy—Other †				127,878	0.7%
6	Other Industrial †				3,798	0.0%
	Technology
	Apple Inc.	0.450%–3.850%	5/3/16–5/4/43	5,900	5,512	0.0%
	Technology—Other †				76,474	0.4%
6	Transportation †				39,265	0.2%
					983,143	5.2%
Utilities
	Electric †				127,580	0.7%
6	Natural Gas †				66,442	0.3%
	Other Utility †				1,929	0.0%
					195,951	1.0%
Total Corporate Bonds (Cost $1,712,473)					1,744,824	9.2%
[6]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $376,206) †					377,535	2.0%
Taxable Municipal Bonds (Cost $64,831) †					69,027	0.4%

				Shares
Temporary Cash Investments
Money Market Fund
[7,8]	Vanguard Market Liquidity Fund	0.127%		560,897,671	560,898	3.0%

				Face
				Amount
				($000)
U.S. Government and Agency Obligations[9]
[2,9]	Fannie Mae Discount Notes	0.110%	8/21/13	1,000	1,000	0.0%
	U.S. Government and Agency Obligations—Other †				4,999	0.0%
					5,999	0.0%
Total Temporary Cash Investments (Cost $566,897)					566,897	3.0%[1]

13

Balanced Index Fund

	Market	Percentage
	Value	of Net
	($000)	Assets
[10]Total Investments (Cost $14,875,630)	19,436,666	102.4%
Other Assets and Liabilities
Other Assets	254,665	1.3%
Liabilities[8]	(712,700)	(3.7%)
	(458,035)	(2.4%)
Net Assets	18,978,631	100.0%

At June 30, 2013, net assets consisted of:
		Amount
		($000)
Paid-in Capital		14,428,377
Overdistributed Net Investment Income		(11,901)
Accumulated Net Realized Gains		1,668
Unrealized Appreciation (Depreciation)
Investment Securities		4,561,036
Futures Contracts		(549)
Net Assets		18,978,631

Investor Shares—Net Assets
Applicable to 115,943,320 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,928,336
Net Asset Value Per Share—Investor Shares		$25.26

Admiral Shares—Net Assets
Applicable to 332,800,600 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		8,405,014
Net Asset Value Per Share—Admiral Shares		$25.26

14

Balanced Index Fund

Amount
($000)
Signal Shares—Net Assets
Applicable to 66,709,086 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,666,667
Net Asset Value Per Share—Signal Shares	$24.98

Institutional Shares—Net Assets
Applicable to 236,713,656 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,978,614
Net Asset Value Per Share—Institutional Shares	$25.26

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 59.9% and 2.7%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2013.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate value of these securities was $28,418,000, representing 0.1% of net assets.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
8 Includes $5,180,000 of collateral received for securities on loan.
9 Securities with a value of $2,800,000 have been segregated as initial margin for open futures contracts.
10 The total value of securities on loan is $4,393,000.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Balanced Index Fund

Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Dividends[1]	111,079
Interest[2]	79,321
Securities Lending	569
Total Income	190,969
Expenses
The Vanguard Group—Note B
Investment Advisory Services	607
Management and Administrative—Investor Shares	3,035
Management and Administrative—Admiral Shares	2,829
Management and Administrative—Signal Shares	477
Management and Administrative—Institutional Shares	1,439
Marketing and Distribution—Investor Shares	358
Marketing and Distribution—Admiral Shares	644
Marketing and Distribution—Signal Shares	210
Marketing and Distribution—Institutional Shares	704
Custodian Fees	105
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—Admiral Shares	11
Shareholders’ Reports—Signal Shares	4
Shareholders’ Reports—Institutional Shares	31
Trustees’ Fees and Expenses	14
Total Expenses	10,483
Net Investment Income	180,486
Realized Net Gain (Loss)
Investment Securities Sold	221,322
Futures Contracts	8,706
Realized Net Gain (Loss)	230,028
Change in Unrealized Appreciation (Depreciation)
Investment Securities	862,859
Futures Contracts	(498)
Change in Unrealized Appreciation (Depreciation)	862,361
Net Increase (Decrease) in Net Assets Resulting from Operations	1,272,875
1 Dividends are net of foreign withholding taxes of $57,000.
2 Interest income from an affiliated company of the fund was $484,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Balanced Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	180,486	357,754
Realized Net Gain (Loss)	230,028	127,903
Change in Unrealized Appreciation (Depreciation)	862,361	1,078,887
Net Increase (Decrease) in Net Assets Resulting from Operations	1,272,875	1,564,544
Distributions
Net Investment Income
Investor Shares	(25,835)	(65,648)
Admiral Shares	(77,480)	(148,082)
Signal Shares	(15,341)	(27,802)
Institutional Shares	(57,419)	(115,934)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(176,075)	(357,466)
Capital Share Transactions
Investor Shares	(94,476)	684,629
Admiral Shares	531,871	2,696,582
Signal Shares	170,317	201,058
Institutional Shares	64,426	916,988
Net Increase (Decrease) from Capital Share Transactions	672,138	4,499,257
Total Increase (Decrease)	1,768,938	5,706,335
Net Assets
Beginning of Period	17,209,693	11,503,358
End of Period[1]	18,978,631	17,209,693
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($11,901,000) and ($16,363,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$23.76	$21.78	$21.38	$19.35	$16.59	$22.01
Investment Operations
Net Investment Income	.226	.486	.482	.477	.507	.615
Net Realized and Unrealized Gain (Loss)
on Investments	1.493	1.971	.395	2.032	2.767	(5.432)
Total from Investment Operations	1.719	2.457	.877	2.509	3.274	(4.817)
Distributions
Dividends from Net Investment Income	(.219)	(.477)	(.477)	(.479)	(.514)	(.603)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.219)	(.477)	(.477)	(.479)	(.514)	(.603)
Net Asset Value, End of Period	$25.26	$23.76	$21.78	$21.38	$19.35	$16.59

Total Return[1]	7.24%	11.33%	4.14%	13.13%	20.05%	-22.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,928	$2,844	$1,921	$2,306	$3,431	$2,731
Ratio of Total Expenses to
Average Net Assets	0.24%	0.24%	0.24%	0.26%	0.25%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.82%	2.13%	2.22%	2.38%	2.91%	3.11%
Portfolio Turnover Rate[2]	57%[3]	43%[3]	67%[3]	49%[3]	55%	50%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
3 Includes 36%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$23.76	$21.78	$21.38	$19.35	$16.60	$22.02
Investment Operations
Net Investment Income	.244	.520	.514	.506	.527	.633
Net Realized and Unrealized Gain (Loss)
on Investments	1.494	1.970	.395	2.032	2.757	(5.432)
Total from Investment Operations	1.738	2.490	.909	2.538	3.284	(4.799)
Distributions
Dividends from Net Investment Income	(.238)	(.510)	(.509)	(.508)	(.534)	(.621)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.238)	(.510)	(.509)	(.508)	(.534)	(.621)
Net Asset Value, End of Period	$25.26	$23.76	$21.78	$21.38	$19.35	$16.60

Total Return[1]	7.32%	11.49%	4.29%	13.29%	20.11%	-22.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,405	$7,407	$4,254	$3,840	$1,850	$1,536
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.27%	2.36%	2.52%	3.02%	3.20%
Portfolio Turnover Rate[2]	57%[3]	43%[3]	67%[3]	49%[3]	55%	50%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
3 Includes 36%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$23.51	$21.55	$21.15	$19.15	$16.42	$21.78
Investment Operations
Net Investment Income	.243	.513	.510	.502	.521	.626
Net Realized and Unrealized Gain (Loss)
on Investments	1.463	1.952	.394	2.002	2.737	(5.371)
Total from Investment Operations	1.706	2.465	.904	2.504	3.258	(4.745)
Distributions
Dividends from Net Investment Income	(.236)	(.505)	(.504)	(.504)	(.528)	(.615)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.236)	(.505)	(.504)	(.504)	(.528)	(.615)
Net Asset Value, End of Period	$24.98	$23.51	$21.55	$21.15	$19.15	$16.42

Total Return	7.26%	11.49%	4.31%	13.25%	20.17%	-22.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,667	$1,405	$1,104	$627	$869	$860
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.14%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.27%	2.36%	2.52%	3.02%	3.20%
Portfolio Turnover Rate[1]	57%[2]	43%[2]	67%[2]	49%[2]	55%	50%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
2 Includes 36%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Balanced Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$23.76	$21.78	$21.38	$19.35	$16.60	$22.02
Investment Operations
Net Investment Income	.246	.523	.519	.515	.536	.640
Net Realized and Unrealized Gain (Loss)
on Investments	1.494	1.971	.394	2.032	2.758	(5.432)
Total from Investment Operations	1.740	2.494	.913	2.547	3.294	(4.792)
Distributions
Dividends from Net Investment Income	(.240)	(.514)	(.513)	(.517)	(.544)	(.628)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.240)	(.514)	(.513)	(.517)	(.544)	(.628)
Net Asset Value, End of Period	$25.26	$23.76	$21.78	$21.38	$19.35	$16.60

Total Return	7.33%	11.51%	4.31%	13.34%	20.18%	-22.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,979	$5,554	$4,224	$3,446	$2,869	$2,299
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.98%	2.29%	2.38%	2.56%	3.08%	3.24%
Portfolio Turnover Rate[1]	57%[2]	43%[2]	67%[2]	49%[2]	55%	50%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
2 Includes 36%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

On October 2, 2012, Vanguard announced a change in the equity portion of the fund’s benchmark index from the Balanced Composite Index (60% MSCI US Broad Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index) to the Balanced Composite Index (60% CRSP US Total Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index). The benchmark change was effective on January 15, 2013. The fund’s investment objective has not changed.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate

22

Balanced Index Fund

counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

During the six months ended June 30, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Securities Lending: To earn additional income, the fund may lend its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

23

Balanced Index Fund

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2013, the fund had contributed capital of $2,379,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.95% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,312,748	6,110	27
U.S. Government and Agency Obligations	—	5,180,562	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	178,936	—
Corporate Bonds	—	1,744,824	—
Sovereign Bonds	—	377,535	—
Taxable Municipal Bonds	—	69,027	—
Temporary Cash Investments	560,898	5,999	—
Futures Contracts—Liabilities[1]	(255)	—	—
Total	11,873,391	7,562,993	27
1 Represents variation margin on the last day of the reporting period.

24

Balanced Index Fund

D. At June 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2013	130	51,977	(433)
E-mini Russell 2000 Index	September 2013	52	5,068	(57)
E-mini S&P MidCap Index	September 2013	30	3,474	(59)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2013, the fund realized $132,153,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended June 30, 2013, the fund realized gains on the sale of passive foreign investment companies of $51,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized gains to overdistributed net investment income. Passive foreign investment companies held at June 30, 2013, had unrealized appreciation of $71,000 as of December 31, 2012, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the fund had available capital losses totaling $95,974,000 to offset future net capital gains through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

25

Balanced Index Fund

At June 30, 2013, the cost of investment securities for tax purposes was $14,875,701,000. Net unrealized appreciation of investment securities for tax purposes was $4,560,965,000, consisting of unrealized gains of $5,048,229,000 on securities that had risen in value since their purchase and $487,264,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2013, the fund purchased $1,176,234,000 of investment securities and sold $1,145,695,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $5,022,900,000 and $4,402,171,000, respectively. Total purchases and sales include $0 and $164,582,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2013	December 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	351,771	14,000	623,317	26,955
Issued in Connection with Acquisition of
Asset Allocation Fund	—	—	1,649,948	72,222
Issued in Lieu of Cash Distributions	25,118	996	63,688	2,727
Redeemed	(471,365)	(18,744)	(1,652,324)	(70,409)
Net Increase (Decrease)—Investor Shares	(94,476)	(3,748)	684,629	31,495
Admiral Shares
Issued	944,086	37,533	1,871,266	79,721
Issued in Connection with Acquisition of
Asset Allocation Fund	—	—	1,493,668	65,400
Issued in Lieu of Cash Distributions	72,551	2,876	137,727	5,876
Redeemed	(484,766)	(19,340)	(806,079)	(34,594)
Net Increase (Decrease)—Admiral Shares	531,871	21,069	2,696,582	116,403
Signal Shares
Issued	495,814	20,068	776,295	33,761
Issued in Lieu of Cash Distributions	14,807	593	26,794	1,156
Redeemed	(340,304)	(13,705)	(602,031)	(26,412)
Net Increase (Decrease)—Signal Shares	170,317	6,956	201,058	8,505
Institutional Shares
Issued	566,962	22,723	1,484,142	64,497
Issued in Lieu of Cash Distributions	56,692	2,248	114,793	4,901
Redeemed	(559,228)	(22,004)	(681,947)	(29,576)
Net Increase (Decrease)—Institutional Shares	64,426	2,967	916,988	39,822

26

Balanced Index Fund

H. On February 10, 2012, the fund acquired all the net assets of Vanguard Asset Allocation Fund pursuant to a plan of reorganization approved by the funds’ board of trustees. The purpose of the transaction was to combine two funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 137,622,000 of the Balanced Index Fund’s capital shares for the 92,417,000 shares of Asset Allocation Fund outstanding on February 10, 2012. Each class of shares of Asset Allocation Fund was exchanged for the like class of shares of Balanced Index. Asset Allocation Fund’s net assets of $3,143,616,000, including $447,033,000 of unrealized appreciation, were combined with Balanced Index Fund’s net assets of $12,363,985,000, resulting in combined net assets of $15,507,601,000 on February 10, 2012.

I. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

27

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

28

Six Months Ended June 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	12/31/2012	6/30/2013	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,072.38	$1.23
Admiral Shares	1,000.00	1,073.19	0.46
Signal Shares	1,000.00	1,072.60	0.46
Institutional Shares	1,000.00	1,073.27	0.41
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,024.35	0.45
Signal Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.24% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

29

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment and Fixed Income Groups—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. Both the Equity Investment Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

30

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

31

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

32

Benchmark Information

Balanced Composite Index: Weighted 60% Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; 60% MSCI US Broad Market Index and 40% Barclays U.S. Aggregate Bond Index through December 31, 2009; 60% MSCI US Broad Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index through January 14, 2013; and 60% CRSP US Total Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index thereafter.

33

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services) and
(diversified manufacturing and services), Hewlett-	of Oxfam America; Director of SKF AB (industrial
Packard Co. (electronic computer manufacturing),

machinery) and the Lumina Foundation for Education;	Executive Officers
Member of the Advisory Council for the College of
Arts and Letters and of the Advisory Board to the	Glenn Booraem
Kellogg Institute for International Studies, both at	Born 1967. Controller Since July 2010. Principal
the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q022 082013

Semiannual Report | June 30, 2013

Vanguard Managed Payout Funds

Vanguard Managed Payout Growth Focus Fund

Vanguard Managed Payout Growth and Distribution Fund

Vanguard Managed Payout Distribution Focus Fund

> For the six months ended June 30, 2013, returns for the three Vanguard
Managed Payout Funds ranged between 4.27% and 6.54%.

> Returns of the funds underlying the Managed Payout Funds diverged, ranging from about 14% for Vanguard Total Stock Market Index Fund to about –10% for commodities, as measured by the Dow Jones-UBS Commodity Index.

> International bonds were added late in the period within the fixed income allocation of each Managed Payout Fund.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Managed Payout Growth Focus Fund.	11
Managed Payout Growth and Distribution Fund.	22
Managed Payout Distribution Focus Fund.	33
About Your Fund’s Expenses.	44
Trustees Approve Advisory Arrangement.	46
Glossary.	47

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2013
Total
Returns
Vanguard Managed Payout Growth Focus Fund	6.54%
Managed Payout Growth Focus Composite Index	5.72
Vanguard Managed Payout Growth and Distribution Fund	5.10%
Managed Payout Growth and Distribution Composite Index	4.01
Vanguard Managed Payout Distribution Focus Fund	4.27%
Managed Payout Distribution Focus Composite Index	2.41
For a benchmark description, see the Glossary.
Vanguard owns a pending patent application for its Managed Payout Funds under U.S. Patent Application No. 2009-0076980-A1.

Your Fund’s Performance at a Glance
December 31, 2012, Through June 30, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital	Return of
	Share Price	Share Price	Dividends	Gains	Capital
Vanguard Managed Payout Growth Focus Fund	$18.60	$19.56	$0.258	$0.000	$0.000
Vanguard Managed Payout Growth and
Distribution Fund	$17.62	$18.10	$0.422	$0.000	$0.000
Vanguard Managed Payout Distribution Focus
Fund	$14.81	$14.93	$0.516	$0.000	$0.000

The funds pay monthly and other distributions that may include some combination of dividend income, return of capital, and capital gains. The tax characteristics of these distributions, however, cannot be determined until after the end of the year.

1

Chairman’s Letter

Dear Shareholder,

The first half of 2013 was marked by notably divergent returns of the various asset classes that form the building blocks of the three Vanguard Managed Payout Funds. Globally, equity markets started the year strong but gave back some gains later in the period amid concerns that the Federal Reserve might soon start tapering its stimulative bond-buying program. Those same concerns pushed interest rates higher and bond prices lower. Real estate performed well, but commodities suffered.

The net result was single-digit returns for the three Vanguard Managed Payout Funds. The stock-heavy Growth Focus Fund led with a six-month return of 6.54%, the Distribution Focus Fund—the most conservative of the three—returned 4.27%, and the Growth and Distribution Fund fell in between at 5.10%.

Each fund made monthly payouts to shareholders in accordance with the amounts announced in January. Distributions shown in the Financial Statements may be recategorized at each fiscal year-end as ordinary income, capital gains, or return of capital to accurately reflect their tax character.

2

Please note: In February, we announced plans to reallocate the funds’ bond holdings to include international bonds—an important asset class that can help provide diversification. After Vanguard Total International Bond Index Fund launched at the end of May, a portion of the fixed income exposure of each of the three Managed Payout Funds was shifted to international bonds. Each fund’s overall fixed income allocation was unchanged.

Global stocks notched gains despite recent turbulence

After staging a stellar performance for most of the first half of 2013, stocks declined worldwide in June. Investors were spooked by signs of weakness in China’s economy and by comments from Federal Reserve Chairman Ben Bernanke that the central bank might begin to reduce its bond purchases later this year. Still, U.S. stocks returned about 14% for the six-month period, despite a June drop of more than 1%.

Outside the United States, equities were basically flat. Developed markets in the Pacific region generally fared better than European and emerging markets. Notably, Japanese stocks—which had been notching some of the best gains—slipped in May but resumed rising in June.

Markets were clearly unsettled by the prospect of the Fed’s scaling back its stimulus measures, known as quantitative easing. However, Vanguard’s chief economist, Joe Davis, pointed to a positive message in the Fed’s evolving stance.

Market Barometer

	Total Returns
	Periods Ended June 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.91%	21.24%	7.12%
Russell 2000 Index (Small-caps)	15.86	24.21	8.77
Russell 3000 Index (Broad U.S. market)	14.06	21.46	7.25
MSCI All Country World Index ex USA (International)	-0.04	13.63	-0.80

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.44%	-0.69%	5.19%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.69	0.24	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.08	0.23

CPI
Consumer Price Index	1.70%	1.75%	1.31%

3

“The Federal Reserve is coming closer to the realization that the U.S. economy is stronger today than it was a year ago and so does not need the insurance, so to speak, of additional quantitative easing,” he said.

Bond prices fell sharply in the period’s final months

Bond returns, which sputtered along through most of the half year, turned negative in May and retreated further in June. The broad U.S. taxable bond market returned –2.44% for the six months as concerns about the Fed’s plans especially roiled fixed income investors. Municipal bonds fared worse than taxable issues, returning –2.69%.

The yield of the 10-year Treasury note finished the six months at 2.47%, jumping from 2.11% at the end of May and 1.67% at the end of April. (Bond yields and prices move in opposite directions.) The Fed kept its target for short-term rates between 0% and 0.25%. Returns from money market funds and savings accounts have been minuscule since the Fed imposed the historically low rates in December 2008 to combat the financial crisis.

U.S. equities’ strength pushed the Growth Focus Fund ahead

To meet the objective of providing a relatively stable stream of monthly payments to shareholders, each Vanguard Managed Payout Fund invests in other Vanguard funds—and in commodity-linked investments.

	Percentage of Managed Payout Funds’ Investments[1]
	Growth	Growth and	Distribution
	Focus Fund	Distribution Fund	Focus Fund
Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	50.3%	39.6%	32.8%
Total International Stock Index	26.7	22.2	19.2
REIT Index	5.1	5.0	5.0

Vanguard Bond Funds (Investor Shares)
Total International Bond Index	1.0%	3.0%	6.0%
Intermediate-Term Investment-Grade	4.0	5.1	5.0
Total Bond Market II Index	0.0	7.1	9.1

Vanguard Market Neutral Fund (Investor Shares)	5.0%	10.1%	15.0%

Commodities 2	7.9%	7.9%	7.9%

1 As of June 30, 2013.
2 Each fund invests a portion of its assets in an Irish-domiciled wholly owned subsidiary, which obtains exposure to the commodities markets through the use of swap contracts.

4

U.S. equities were the standout performers in the first half of 2013, leading Vanguard Total Stock Market Index Fund—the largest holding in all three funds—to return more than 14%. All but one of the industry sectors in this fund, which invests across the entire domestic stock market, posted gains. The Growth Focus Fund, which has the largest allocation to U.S. equities among the three Managed Payout Funds, had the highest return, 6.54%. Returns of the two more conservative funds were not far behind.

With equities outside the United States faring less well, Vanguard Total International Stock Index Fund had a slightly negative return. Developed markets were boosted by Japan; investors were encouraged by the “Abenomics” stimulative policies of new Prime Minister Shinzo Abe. But emerging markets lost ground, in part because of concerns about slower growth in China, the world’s second-largest economy.

On the fixed income side, the Managed Payout Funds were invested to varying degrees in three Vanguard bond funds. (Please see the table on page 4.) Vanguard Total Bond Market II Index Fund, which covers the broad U.S. investment-grade bond market, returned about –2%. Vanguard Intermediate-Term Investment-Grade Fund, which includes corporate bonds and asset-backed securities, returned about –3%. And the newly

	Monthly Payout Per Share
Managed Payout Fund	2012	2013
Growth Focus	$0.0393	$0.0430
Growth and Distribution	0.0659	0.0704
Distribution Focus[1]	0.0830	0.0860

1 In addition to its regular monthly 2012 distributions, the Distribution Focus Fund issued an additional distribution of $0.10 per share to shareholders of record on December 27, 2012.

5

launched Vanguard Total International Bond Index Fund affected six-month returns only minimally.

Beyond stocks and bonds, the Managed Payout Funds diversify through exposure to real estate and commodities. The REIT Index Fund returned more than 6% as yield-hungry investors valued REITs’ typically more generous dividend stream. But commodity prices tumbled, in part because of concerns about China’s waning appetite for natural resources. The Dow Jones-UBS Commodity Index, the benchmark index for the funds’ investments in commodities swap contracts, returned –10%.

Instead of holding a portion of their assets in cash, the Managed Payout Funds invest in Vanguard Market Neutral Fund, whose advisor buys stocks it considers undervalued and sells short securities it considers overvalued. With strong stock selection, the Market Neutral Fund returned more than 4%—well above the near-zero return of its benchmark, the Citigroup Three-Month U.S. Treasury Bill Index. That helped the Managed Payout Funds outperform their composite benchmark indexes.

The table on page 4 shows how each Managed Payout Fund allocated its assets among the underlying funds at the end of June. I invite you to read the Advisor’s Report that follows this letter; it explains how the funds’ advisor, Vanguard Equity Investment Group, managed their positioning in the first half of 2013.

In pursuing investment goals, your long-term asset mix is key

As I mentioned earlier, financial markets were rattled in June by the prospect that the Fed would begin scaling back its massive bond-buying program. Bond yields jumped (and so prices fell), and the stock market experienced some turmoil.

Volatility and increased uncertainty can tempt investors to deviate from their investment plan. In the mutual fund industry, for example, the recent rise in bond yields has led to net redemptions from bond funds as investors try to sidestep losses that might arise from a sustained climb in interest rates.

Keep in mind, however, that although interest rates remain low, nobody is certain what their next move will be—much less how financial markets will react to the change.

In fact, it’s precisely because short-term market movements are unpredictable that trying to time the markets often fails, as Vanguard and other researchers have found. A recent Vanguard research paper notes that although many investors alter their portfolios based on emotional reactions to market movements, investment success actually is “largely

6

determined by the long-term mixture of assets in a portfolio.” (You can find the full report, Vanguard’s Framework for Constructing Diversified Portfolios, at vanguard.com/research.)

We continue to believe that sticking to a well-diversified portfolio over the long haul—rather than making impulsive changes to try to avoid potential losses or capitalize on perceived opportunities—gives you the best chance of meeting your investment goals. The Managed Payout Funds, with their disciplined strategy and allocation across asset classes, can help you keep your long-term plan on track.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 22, 2013

Advisor’s Report

For the six months ended June 30, 2013, global equities, as measured by the FTSE All-World Index, gained 6.21%. The U.S. fixed income market, as measured by the Barclays U.S. Aggregate Float Adjusted Bond Index, returned –2.42%. Each of the three Managed Payout Funds outperformed its composite benchmark, as all three funds benefited from an overweight allocation to equities and investment-grade corporate bonds and an underweight allocation to commodities. In addition, all three benefited from their exposure to Vanguard Market Neutral Fund, which handily outperformed the return of 3-month U.S. Treasury bills. The Distribution Focus Fund further benefited from not owning Treasury Inflation-Protected Securities (TIPS), although the fund’s long-term asset allocation allows for them.

Investment Committee

The Managed Payout Funds’ investment committee consists of senior Vanguard professionals who regularly meet to review the funds’ current positioning to ensure alignment with their respective strategies. The committee is also responsible for making asset allocation changes as needed to reflect both the prevailing market environment and the longer-term outlook for the markets and economy.

We’ve established long-term asset allocations, or policy portfolios, for the three funds that, in our judgment, are consistent with their payout and capital preservation or appreciation objectives. Given that correctly forecasting near-term market movements is difficult at best, we avoid making portfolio shifts based on short-term projections. However, when in our assessment the relative long-term attractiveness of various asset classes materially changes, we may marginally tilt the funds’ allocations away from the policy portfolios in an effort to capture opportunities for outperformance or to reduce risk relative to these benchmarks. We do not expect these tilts to be frequent or significant in size. Vanguard’s Equity Investment Group is responsible for managing the funds day to day and for implementing any changes.

Distribution Focus Fund

The Distribution Focus Fund has the least aggressive strategic asset allocation and the highest monthly payout rate of the three Managed Payout Funds. It seeks to maintain the dollar value of an investor’s original investment and payment amounts over the long term. However, the inflation-adjusted value of the fund shares and payment amounts is expected to decline over time. For the six months ended June 30, 2013, the Distribution Focus Fund returned 4.27%, and its benchmark returned 2.41%.

Growth and Distribution Fund

The Growth and Distribution Fund’s monthly payout rate and level of asset allocation risk fall between those of the two other Managed Payout Funds. The fund seeks to make monthly payouts that, over time, keep pace with inflation. The Growth and Distribution Fund returned 5.10% for the six months ended June 30, 2013; its benchmark returned 4.01%.

8

Growth Focus Fund

The Growth Focus Fund has the most aggressive asset allocation and the lowest monthly payout rate of the three Managed Payout Funds. It seeks to increase monthly payouts and the invested capital at a rate that outpaces inflation over time. For the six months ended June 30, 2013, the Growth Focus Fund returned 6.54%, and its benchmark returned 5.72%.

Assessment of relative values during the period

During the half year, the investment committee adjusted the funds’ active positioning. It reduced all three funds’ exposure to real estate investment trusts (REITs) to 5%, from the 10% set forth in the policy portfolios. Valuations of REITs recently approached historical highs; in the committee’s view, that warranted reducing the funds’ allocations to them and recycling the proceeds into international stocks, whose valuations are more attractive.

We continued to avoid holding any TIPS, because of their relatively unattractive yields.

The committee also revised all three funds’ policy portfolios. Within each fund’s overall fixed income allocation, a portion was allotted to international bonds, via the newly launched Vanguard Total International Bond Index Fund.

Outlook

Overall, the nominal returns we expect for stocks over the next decade are modestly lower today compared with both historical averages and our view when the funds were launched in May 2008. For bonds, the nominal and inflation-adjusted returns we expect over the next decade are significantly lower today compared with long-term averages and returns over the past 10 years, given historically low bond yields and the Federal Reserve’s persistent near-zero interest rate policy.

We believe that the unusually large gap between expected stock and bond returns supports an allocation to riskier assets (stocks, REITs, and commodities) that is 5 percentage points higher than that set forth in the funds’ policy portfolios.

We know, though, that markets are unpredictable, particularly in the short term, so we maintain a prudent allocation to less-risky assets (bonds and the Market Neutral Fund) to dampen volatility.

In this prolonged low interest rate environment, it has been challenging to maintain the principal amount—in nominal terms for the Distribution Focus Fund and in inflation-adjusted or “real” terms for the Growth and Distribution Fund—after distributing monthly payouts. As a result, we are carefully analyzing the funds’ objectives, strategies, payout levels, and long-term asset allocation. We will be sure to keep you apprised of any material changes that may result from our review.

9

We remain committed to the managed payout fund concept and believe that such funds can play an important role in supplementing your retirement income needs. Thank you for entrusting us with your assets. We look forward to providing our next update to you in the annual report.

John Ameriks, Principal,
Investment Committee Chairperson

Mortimer J. Buckley,
Vanguard Chief Investment Officer

Joseph H. Davis, Principal

Sean Hagerty, Principal

July 22, 2013

10

Managed Payout Growth Focus Fund

Fund Profile
As of June 30, 2013

Total Fund Characteristics
Ticker Symbol	VPGFX
30-Day SEC Yield	2.20%
Acquired Fund Fees and Expenses[1]	0.35%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	50.3%
Vanguard Total International Stock Index
Fund Investor Shares	26.7
Vanguard REIT Index Fund Investor
Shares	5.1
Vanguard Market Neutral Fund Investor
Shares	5.0
Vanguard Intermediate-Term
Investment-Grade Fund Investor Shares	4.0
Vanguard Total International Bond Index
Fund Investor Shares	1.0
Commodities	7.9

The fund invests a portion of its assets in an Irish-domiciled wholly owned subsidiary, which obtains exposure to the commodities markets through the use of swap contracts.

Total Fund Volatility Measures
	Managed
	Payout
	Growth Focus	DJ U.S.
	Composite	Total Market
	Index	FA Index
R-Squared	1.00	0.95
Beta	1.01	0.88

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated March 28, 2013—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Managed Payout Growth Focus Fund invests. For the six months ended June 30, 2013, the fund’s annualized expense figure totals 0.28%, representing the fund’s own annualized expense ratio of 0.03% together with acquired fund fees and expenses of 0.25%. (25% of the expenses are attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund.)

11

Managed Payout Growth Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008, Through June 30, 2013

For a benchmark description, see the Glossary.
Note: For 2013, performance data reflect the six months ended June 30, 2013.

Average Annual Total Returns: Periods Ended June 30, 2013

				Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Managed Payout Growth
Focus Fund	5/2/2008	13.35%	4.15%	2.68%	0.17%	2.85%

See Financial Highlights for dividend and capital gains information.

12

Managed Payout Growth Focus Fund

Consolidated Financial Statements (unaudited)

Consolidated Statement of Net Assets
As of June 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Investment Companies (92.1%)
U.S. Stock Funds (55.4%)
	Vanguard Total Stock Market Index Fund Investor Shares	1,231,412	49,613
	Vanguard REIT Index Fund Investor Shares	220,473	5,036
			54,649
International Stock Fund (26.7%)
	Vanguard Total International Stock Index Fund Investor Shares	1,796,885	26,378

U.S. Bond Fund (4.0%)
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	404,872	3,960

International Bond Fund (1.0%)
	Vanguard Total International Bond Index Fund Investor Shares	100,101	987

Market Neutral Fund (5.0%)
	Vanguard Market Neutral Fund Investor Shares	462,522	4,916
Total Investment Companies (Cost $83,029)			90,890
Temporary Cash Investments (6.5%)[1]
Money Market Fund (0.0%)
2	Vanguard Market Liquidity Fund, 0.127%	3,592	4

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (6.5%)
[3,4]	Federal Home Loan Bank Discount Notes, 0.070%, 7/12/13	798	798
[3,4]	Federal Home Loan Bank Discount Notes, 0.080%, 8/2/13	100	100
3	United States Treasury Note/Bond, 1.000%, 7/15/13	1,360	1,361
3	United States Treasury Note/Bond, 3.375%, 7/31/13	1,250	1,253
3	United States Treasury Note/Bond, 4.250%, 8/15/13	1,522	1,530
3	United States Treasury Note/Bond, 3.125%, 8/31/13	443	445
3	United States Treasury Note/Bond, 0.750%, 9/15/13	894	895
			6,382
Total Temporary Cash Investments (Cost $6,386)			6,386
Total Investments (98.6%) (Cost $89,415)			97,276

13

Managed Payout Growth Focus Fund

Market
Value
($000)
Other Assets and Liabilities (1.4%)
Other Assets	1,900
Liabilities	(558)
1,342
Net Assets (100%)
Applicable to 5,043,033 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	98,618
Net Asset Value Per Share	$19.56

At June 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	95,672
Overdistributed Net Investment Income	(1,358)
Accumulated Net Realized Losses	(3,557)
Unrealized Appreciation (Depreciation)
Investment Securities	7,861
Swap Contracts	—
Net Assets	98,618

See Note A in Notes to Financial Statements.
1 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio I, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent
7.9% and -1.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Security is owned by the Vanguard MPF Portfolio I, which is a wholly owned subsidiary of the Managed Payout Growth Focus Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Managed Payout Growth Focus Fund

Consolidated Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Income Distributions Received	894
Interest	5
Total Income	899
Expenses—Note B
Management and Administrative	15
Total Expenses	15
Net Investment Income	884
Realized Net Gain (Loss)
Capital Gain Distributions Received	39
Investment Securities Sold	777
Swap Contracts	(844)
Realized Net Gain (Loss)	(28)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,163
Swap Contracts	1
Change in Unrealized Appreciation (Depreciation)	4,164
Net Increase (Decrease) in Net Assets Resulting from Operations	5,020

See accompanying Notes, which are an integral part of the Financial Statements.

15

Managed Payout Growth Focus Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	884	1,376
Realized Net Gain (Loss)	(28)	378
Change in Unrealized Appreciation (Depreciation)	4,164	6,415
Net Increase (Decrease) in Net Assets Resulting from Operations	5,020	8,169
Distributions
Net Investment Income	(1,198)	(1,747)
Realized Capital Gain	—	—
Total Distributions	(1,198)	(1,747)
Capital Share Transactions
Issued	30,053	26,762
Issued in Lieu of Cash Distributions	712	992
Redeemed	(11,566)	(20,236)
Net Increase (Decrease) from Capital Share Transactions	19,199	7,518
Total Increase (Decrease)	23,021	13,940
Net Assets
Beginning of Period	75,597	61,657
End of Period[1]	98,618	75,597
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,358,000) and ($205,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Managed Payout Growth Focus Fund

Consolidated Financial Highlights

Six Months						April 21,
	Ended					2008[1] to
		Year Ended December 31,
For a Share Outstanding	June 30,					Dec. 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$18.60	$16.86	$17.53	$15.97	$13.15	$20.00
Investment Operations
Net Investment Income	.205	.375	.326	.298	.372	.394 [2]
Capital Gain Distributions Received	.009	.016	.012	.024	.006	.072 [2]
Net Realized and Unrealized Gain (Loss)
on Investments	1.004	1.821	(.552)	1.919	2.936	(6.916)
Total from Investment Operations	1.218	2.212	(.214)	2.241	3.314	(6.450)
Distributions
Dividends from Net Investment Income	(.258)	(.472)	(.342)	(.681)	(.494)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	(.114)	—	—	(.400)
Total Distributions	(.258)	(.472)	(.456)	(.681)	(.494)	(.400)
Net Asset Value, End of Period	$19.56	$18.60	$16.86	$17.53	$15.97	$13.15

Total Return	6.54%	13.24%	-1.27%	14.43%	25.90%	-32.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$99	$76	$62	$61	$47	$36
Ratio of Total Expenses to
Average Net Assets	0.03%	0.03%[3]	—	—	—	—
Acquired Fund Fees and Expenses	0.25%	0.32%	0.32%	0.36%	0.53%	0.48%[3]
Ratio of Net Investment Income to
Average Net Assets	2.05%	2.06%	1.87%	1.79%	2.66%	3.52%[3]
Portfolio Turnover Rate	31%	50%	52%	49%[4]	60%[5]	68%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments.
Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard
Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Managed Payout Growth Focus Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Growth Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash. Financial statements and other information about each underlying fund are available on vanguard.com.

The Consolidated Financial Statements include Vanguard MPF Portfolio I (“the subsidiary”), a sub-fund of Vanguard Investments Select Series I PLC. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of June 30, 2013, the fund held $7,739,000 in the subsidiary, representing 7.8% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments in underlying Vanguard funds are valued at the net asset value of each fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional amount. In return, the subsidiary agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded.

The primary risk associated with swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master

18

Managed Payout Growth Focus Fund

netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2013, the subsidiary’s average amount of total return swaps represented 8% of the fund’s net assets, based on quarterly average notional amounts.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and, because it does not carry on a U.S. trade or business, is not subject to U.S. tax. In addition, the subsidiary is not subject to Irish income tax. The subsidiary will distribute its earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012) and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 3% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2013, the monthly distribution rate is $.0430 per share. Distributions to shareholders are recorded on the ex-dividend date. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended June 30, 2013, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

Vanguard Group (Ireland) Limited provides corporate management and administrative services and pays for all other operating expenses of the subsidiary, in return for a fee calculated at an annual percentage rate of the subsidiary’s average net assets.

The subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

19

Managed Payout Growth Focus Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s consolidated investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	90,890	—	—
Temporary Cash Investments	4	6,382	—
Total	90,894	6,382	—

D. At June 30, 2013, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Credit Suisse Custom 34
Total Return Index	7/31/13	CS	7,826	(0.39%)	—
1 CS—Credit Suisse International.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.33%.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the subsidiary’s swap contracts and other investments are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized losses of $844,000 on swap contracts, and $5,000 of short-term capital gain distributions received have been reclassified from accumulated net realized losses to overdistributed net investment income.

20

Managed Payout Growth Focus Fund

The fund’s taxable income and capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the subsidiary had net investment losses of $205,000; these losses may be carried forward to offset future taxable income of the subsidiary, but may not be used directly to offset other taxable income of the fund. The fund had available capital losses totaling $4,368,000 to offset future net capital gains of $1,244,000 through December 31, 2017, and $3,124,000 through December 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $89,415,000. Net unrealized appreciation of investment securities for tax purposes was $7,861,000, consisting of unrealized gains of $10,300,000 on securities that had risen in value since their purchase and $2,439,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2013, the fund purchased $29,853,000 of investment securities and sold $13,568,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2013	December 31, 2012
	Shares	Shares
	(000)	(000)
Issued	1,529	1,479
Issued in Lieu of Cash Distributions	36	55
Redeemed	(586)	(1,128)
Net Increase (Decrease) in Shares Outstanding	979	406

H. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

21

Managed Payout Growth and Distribution Fund

Fund Profile
As of June 30, 2013

Total Fund Characteristics
Ticker Symbol	VPGDX
30-Day SEC Yield	2.06%
Acquired Fund Fees and Expenses[1]	0.43%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	39.6%
Vanguard Total International Stock Index
Fund Investor Shares	22.2
Vanguard Market Neutral Fund Investor
Shares	10.1
Vanguard Total Bond Market II Index Fund
Investor Shares	7.1
Vanguard Intermediate-Term
Investment-Grade Fund Investor Shares	5.1
Vanguard REIT Index Fund Investor
Shares	5.0
Vanguard Total International Bond Index
Fund Investor Shares	3.0
Commodities	7.9

The fund invests a portion of its assets in an Irish-domiciled wholly owned subsidiary, which obtains exposure to the commodities markets through the use of swap contracts.

Total Fund Volatility Measures
	Managed
	Payout
	Growth and
	Distribution	DJ U.S.
	Composite	Total Market
	Index	FA Index
R-Squared	0.99	0.92
Beta	1.03	0.73

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated March 28, 2013—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Growth and Distribution
Fund invests. For the six months ended June 30, 2013, the fund’s annualized expense figure totals 0.34%, representing the fund’s own annualized expense ratio of 0.03% together with acquired fund fees and expenses of 0.31%. (38% of the expenses are attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund.)

22

Managed Payout Growth and Distribution Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008, Through June 30, 2013

For a benchmark description, see the Glossary.
Note: For 2013, performance data reflect the six months ended June 30, 2013.

Average Annual Total Returns: Periods Ended June 30, 2013

				Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Managed Payout Growth
and Distribution Fund	5/2/2008	10.58%	4.27%	3.12%	0.05%	3.17%

See Financial Highlights for dividend and capital gains information.

23

Managed Payout Growth and Distribution Fund

Consolidated Financial Statements (unaudited)

Consolidated Statement of Net Assets
As of June 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Investment Companies (92.1%)
U.S. Stock Funds (44.7%)
	Vanguard Total Stock Market Index Fund Investor Shares	4,773,463	192,323
	Vanguard REIT Index Fund Investor Shares	1,056,147	24,122
			216,445
International Stock Fund (22.2%)
	Vanguard Total International Stock Index Fund Investor Shares	7,311,811	107,337

U.S. Bond Funds (12.1%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	3,231,871	34,226
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	2,513,341	24,580
			58,806
International Bond Fund (3.0%)
	Vanguard Total International Bond Index Fund Investor Shares	1,451,471	14,312

Market Neutral Fund (10.1%)
	Vanguard Market Neutral Fund Investor Shares	4,586,254	48,752
Total Investment Companies (Cost $403,135)			445,652
Temporary Cash Investments (6.3%)[2]
		Face
		Amount
		($000)
U.S. Government and Agency Obligations (6.3%)
[3,4]	Federal Home Loan Bank Discount Notes, 0.070%, 7/12/13	2,628	2,628
[3,4]	Federal Home Loan Bank Discount Notes, 0.080%, 8/2/13	738	738
3	United States Treasury Note/Bond, 1.000%, 7/15/13	7,751	7,754
3	United States Treasury Note/Bond, 3.375%, 7/31/13	6,075	6,091
3	United States Treasury Note/Bond, 4.250%, 8/15/13	7,096	7,132
3	United States Treasury Note/Bond, 3.125%, 8/31/13	1,970	1,980
3	United States Treasury Note/Bond, 0.750%, 9/15/13	4,148	4,154
Total Temporary Cash Investments (Cost $30,481)			30,477
Total Investments (98.4%) (Cost $433,616)			476,129

24

Managed Payout Growth and Distribution Fund

Market
Value
($000)
Other Assets and Liabilities (1.6%)
Other Assets	9,904
Liabilities	(2,392)
7,512
Net Assets (100%)
Applicable to 26,726,659 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	483,641
Net Asset Value Per Share	$18.10

At June 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	451,256
Overdistributed Net Investment Income	(11,353)
Accumulated Net Realized Gains	1,225
Unrealized Appreciation (Depreciation)
Investment Securities	42,513
Swap Contracts	—
Net Assets	483,641

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio II, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 7.9%
and -1.6%, respectively, of net assets.
3 Security is owned by the Vanguard MPF Portfolio II, which is a wholly owned subsidiary of the Managed Payout Growth and
Distribution Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

25

Managed Payout Growth and Distribution Fund

Consolidated Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Income Distributions Received	4,057
Interest	19
Total Income	4,076
Expenses—Note B
Management and Administrative	73
Total Expenses	73
Net Investment Income	4,003
Realized Net Gain (Loss)
Capital Gain Distributions Received	220
Investment Securities Sold	4,033
Swap Contracts	(4,065)
Realized Net Gain (Loss)	188
Change in Unrealized Appreciation (Depreciation)
Investment Securities	15,282
Swap Contracts	6
Change in Unrealized Appreciation (Depreciation)	15,288
Net Increase (Decrease) in Net Assets Resulting from Operations	19,479

See accompanying Notes, which are an integral part of the Financial Statements.

26

Managed Payout Growth and Distribution Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,003	6,567
Realized Net Gain (Loss)	188	(738)
Change in Unrealized Appreciation (Depreciation)	15,288	28,019
Net Increase (Decrease) in Net Assets Resulting from Operations	19,479	33,848
Distributions
Net Investment Income	(10,328)	(8,055)
Realized Capital Gain	—	—
Return of Capital	—	(7,232)
Total Distributions	(10,328)	(15,287)
Capital Share Transactions
Issued	125,716	105,595
Issued in Lieu of Cash Distributions	3,858	5,339
Redeemed	(27,917)	(49,735)
Net Increase (Decrease) from Capital Share Transactions	101,657	61,199
Total Increase (Decrease)	110,808	79,760
Net Assets
Beginning of Period	372,833	293,073
End of Period[1]	483,641	372,833
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($11,353,000) and ($993,000).

See accompanying Notes, which are an integral part of the Financial Statements.

27

Managed Payout Growth and Distribution Fund

Consolidated Financial Highlights

Six Months						April 21,
	Ended					2008[1] to
		Year Ended December 31,
For a Share Outstanding	June 30,					Dec. 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$17.62	$16.61	$17.26	$15.92	$13.68	$20.00
Investment Operations
Net Investment Income	.165 [2]	.337	.340	.318[2]	.439	.436 [2]
Capital Gain Distributions Received	.009 [2]	.027	.028	.050 [2]	.006	.082 [2]
Net Realized and Unrealized Gain (Loss)
on Investments	.728	1.437	(.242)	1.733	2.634	(6.172)
Total from Investment Operations	.902	1.801	.126	2.101	3.079	(5.654)
Distributions
Dividends from Net Investment Income	(.422)	(.417)	(.410)	(.658)	(.660)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.374)	(.366)	(.103)	(.179)	(.666)
Total Distributions	(.422)	(.791)	(.776)	(.761)	(.839)	(.666)
Net Asset Value, End of Period	$18.10	$17.62	$16.61	$17.26	$15.92	$13.68

Total Return	5.10%	11.02%	0.69%	13.67%	23.51%	-28.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$484	$373	$293	$256	$178	$115
Ratio of Total Expenses to
Average Net Assets	0.03%	0.03%[3]	—	—	—	—
Acquired Fund Fees and Expenses	0.31%	0.40%	0.39%	0.37%	0.48%	0.46%[3]
Ratio of Net Investment Income to
Average Net Assets	1.92%	1.96%	1.97%	1.98%	2.81%	3.92%[3]
Portfolio Turnover Rate	25%	32%	33%	44%[4]	50%[5]	73%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments.
Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard
Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Managed Payout Growth and Distribution Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Growth and Distribution Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash. Financial statements and other information about each underlying fund are available on vanguard.com.

The Consolidated Financial Statements include Vanguard MPF Portfolio II (“the subsidiary”), a sub-fund of Vanguard Investments Select Series I PLC. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of June 30, 2013, the fund held $37,884,000 in the subsidiary, representing 7.8% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments in underlying Vanguard funds are valued at the net asset value of each fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional amount. In return, the subsidiary agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded.

The primary risk associated with swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master

29

Managed Payout Growth and Distribution Fund

netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2013, the subsidiary’s average amount of total return swaps represented 8% of the fund’s net assets, based on quarterly average notional amounts.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and, because it does not carry on a U.S. trade or business, is not subject to U.S. tax. In addition, the subsidiary is not subject to Irish income tax. The subsidiary will distribute its earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012) and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 5% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2013, the monthly distribution rate is $.0704 per share. Distributions to shareholders are recorded on the ex-dividend date. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended June 30, 2013, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

Vanguard Group (Ireland) Limited provides corporate management and administrative services and pays for all other operating expenses of the subsidiary, in return for a fee calculated at an annual percentage rate of the subsidiary’s average net assets.

The subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

30

Managed Payout Growth and Distribution Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s consolidated investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	445,652	—	—
Temporary Cash Investments	—	30,477	—
Total	445,652	30,477	—

D. At June 30, 2013, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Credit Suisse Custom 34
Total Return Index	7/31/13	CS	38,332	(0.39%)	—
1 CS—Credit Suisse International.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.33%.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the subsidiary’s swap contracts and other investments are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized losses of $4,065,000 on swap contracts, and $30,000 of short-term capital gain distributions received have been reclassified from accumulated net realized gains to overdistributed net investment income.

31

Managed Payout Growth and Distribution Fund

The fund’s taxable income and capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the subsidiary had net investment losses of $993,000; these losses may be carried forward to offset future taxable income of the subsidiary, but may not be used directly to offset other taxable income of the fund. The fund had available capital losses totaling $2,785,000 to offset future net capital gains through December 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2013, the cost of investment securities for tax purposes was $433,616,000. Net unrealized appreciation of investment securities for tax purposes was $42,513,000, consisting of unrealized gains of $51,809,000 on securities that had risen in value since their purchase and $9,296,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2013, the fund purchased $142,282,000 of investment securities and sold $58,913,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2013	December 31, 2012
	Shares	Shares
	(000)	(000)
Issued	6,874	6,074
Issued in Lieu of Cash Distributions	209	308
Redeemed	(1,517)	(2,869)
Net Increase (Decrease) in Shares Outstanding	5,566	3,513

H. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

32

Managed Payout Distribution Focus Fund

Fund Profile
As of June 30, 2013

Total Fund Characteristics
Ticker Symbol	VPDFX
30-Day SEC Yield	1.93%
Acquired Fund Fees and Expenses[1]	0.51%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	32.8%
Vanguard Total International Stock Index
Fund Investor Shares	19.2
Vanguard Market Neutral Fund Investor
Shares	15.0
Vanguard Total Bond Market II Index Fund
Investor Shares	9.1
Vanguard Total International Bond Index
Fund Investor Shares	6.0
Vanguard Intermediate-Term
Investment-Grade Fund Investor Shares	5.0
Vanguard REIT Index Fund Investor
Shares	5.0
Commodities	7.9

The fund invests a portion of its assets in an Irish-domiciled wholly owned subsidiary, which obtains exposure to the commodities markets through the use of swap contracts.

Total Fund Volatility Measures
	Managed
	Payout
	Distribution
	Focus	DJ U.S.
	Composite	Total Market
	Index	FA Index
R-Squared	0.99	0.90
Beta	1.04	0.62

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated March 28, 2013—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Distribution Focus Fund invests. For the six months ended June 30, 2013, the fund’s annualized expense figure totals 0.40%, representing the fund’s own annualized expense ratio of 0.03% together with acquired fund fees and expenses of 0.37%. (48% of the expenses are attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund.)

33

Managed Payout Distribution Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008, Through June 30, 2013

For a benchmark description, see the Glossary.
Note: For 2013, performance data reflect the six months ended June 30, 2013.

Average Annual Total Returns: Periods Ended June 30, 2013

				Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Managed Payout
Distribution Focus Fund	5/2/2008	8.90%	4.31%	3.32%	-0.03%	3.29%

See Financial Highlights for dividend and capital gains information.

34

Managed Payout Distribution Focus Fund

Consolidated Financial Statements (unaudited)

Consolidated Statement of Net Assets
As of June 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Investment Companies (92.1%)
U.S. Stock Funds (37.8%)
	Vanguard Total Stock Market Index Fund Investor Shares	5,925,923	238,755
	Vanguard REIT Index Fund Investor Shares	1,597,534	36,488
			275,243
International Stock Fund (19.2%)
	Vanguard Total International Stock Index Fund Investor Shares	9,519,450	139,745

U.S. Bond Funds (14.1%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	6,253,475	66,224
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	3,742,303	36,600
			102,824
International Bond Fund (6.0%)
	Vanguard Total International Bond Index Fund Investor Shares	4,454,513	43,921

Market Neutral Fund (15.0%)
	Vanguard Market Neutral Fund Investor Shares	10,304,853	109,541
Total Investment Companies (Cost $609,857)			671,274
Temporary Cash Investments (6.3%)[2]
Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 0.127%	387,207	387

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (6.2%)
[3,4]	Federal Home Loan Bank Discount Notes, 0.070%, 7/12/13	6,159	6,159
[3,4]	Federal Home Loan Bank Discount Notes, 0.080%, 8/2/13	2,144	2,144
3	United States Treasury Note/Bond, 1.000%, 7/15/13	8,872	8,875
3	United States Treasury Note/Bond, 3.375%, 7/31/13	9,750	9,776
3	United States Treasury Note/Bond, 4.250%, 8/15/13	10,090	10,142
3	United States Treasury Note/Bond, 3.125%, 8/31/13	3,446	3,464
3	United States Treasury Note/Bond, 0.750%, 9/15/13	4,905	4,912
			45,472
Total Temporary Cash Investments (Cost $45,864)			45,859
Total Investments (98.4%) (Cost $655,721)			717,133

35

Managed Payout Distribution Focus Fund

Market
Value
($000)
Other Assets and Liabilities (1.6%)
Other Assets	15,000
Liabilities	(3,683)
11,317
Net Assets (100%)
Applicable to 48,780,441 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	728,450
Net Asset Value Per Share	$14.93

At June 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	686,696
Overdistributed Net Investment Income	(25,117)
Accumulated Net Realized Gains	5,459
Unrealized Appreciation (Depreciation)
Investment Securities	61,412
Swap Contracts	—
Net Assets	728,450

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio III, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 7.9%
and –1.6%, respectively, of net assets.
3 Security is owned by the Vanguard MPF Portfolio III, which is a wholly owned subsidiary of the Managed Payout Distribution Focus Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

36

Managed Payout Distribution Focus Fund

Consolidated Statement of Operations

Six Months Ended
June 30, 2013
($000)
Investment Income
Income
Income Distributions Received	5,687
Interest	27
Total Income	5,714
Expenses—Note B
Management and Administrative	112
Total Expenses	112
Net Investment Income	5,602
Realized Net Gain (Loss)
Capital Gain Distributions Received	361
Investment Securities Sold	5,617
Swap Contracts	(6,122)
Realized Net Gain (Loss)	(144)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	20,277
Swap Contracts	10
Change in Unrealized Appreciation (Depreciation)	20,287
Net Increase (Decrease) in Net Assets Resulting from Operations	25,745

See accompanying Notes, which are an integral part of the Financial Statements.

37

Managed Payout Distribution Focus Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,602	10,262
Realized Net Gain (Loss)	(144)	3,842
Change in Unrealized Appreciation (Depreciation)	20,287	32,344
Net Increase (Decrease) in Net Assets Resulting from Operations	25,745	46,448
Distributions
Net Investment Income	(23,152)	(11,713)
Realized Capital Gain[1]	—	(2,876)
Return of Capital	—	(25,437)
Total Distributions	(23,152)	(40,026)
Capital Share Transactions
Issued	163,788	198,550
Issued in Lieu of Cash Distributions	6,579	13,418
Redeemed	(49,290)	(68,740)
Net Increase (Decrease) from Capital Share Transactions	121,077	143,228
Total Increase (Decrease)	123,670	149,650
Net Assets
Beginning of Period	604,780	455,130
End of Period[2]	728,450	604,780

1 Includes fiscal 2012 short-term gain distributions totaling $1,604,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($25,117,000) and ($1,495,000).

See accompanying Notes, which are an integral part of the Financial Statements.

38

Managed Payout Distribution Focus Fund

Consolidated Financial Highlights

	Six Months					April 21,
	Ended					2008[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$14.81	$14.57	$16.53	$15.60	$13.84	$20.00
Investment Operations
Net Investment Income	.125 [2]	.277	.339[2]	.336[2]	.433 [2]	.448 [2]
Capital Gain Distributions Received	.008 [2]	.030	.051[2]	.080[2]	.010 [2]	.084[2]
Net Realized and Unrealized Gain (Loss)
on Investments	.503	1.029	(.082)	1.581	2.497	(5.758)
Total from Investment Operations	.636	1.336	.308	1.997	2.940	(5.226)
Distributions
Dividends from Net Investment Income	(.516)	(.324)	(.157)	(.755)	(.709)	—
Distributions from Realized Capital Gains	—	(.075) [3]	(.217) [4]	—	—	—
Return of Capital	—	(.697)	(1.894)	(.312)	(.471)	(.934)
Total Distributions	(.516)	(1.096)	(2.268)	(1.067)	(1.180)	(.934)
Net Asset Value, End of Period	$14.93	$14.81	$14.57	$16.53	$15.60	$13.84

Total Return	4.27%	9.39%	1.84%	13.43%	22.56%	-26.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$728	$605	$455	$337	$190	$89
Ratio of Total Expenses to
Average Net Assets	0.03%	0.03%[5]	—	—	—	—
Acquired Fund Fees and Expenses	0.37%	0.48%	0.42%	0.38%	0.45%	0.45%[5]
Ratio of Net Investment Income to
Average Net Assets	1.79%	1.90%	2.07%	2.14%	3.02%	4.01%[5]
Portfolio Turnover Rate	29%	33%	43%	47%[6]	48%[7]	82%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments.
Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 Includes $.031 from long-term capital gains and $.044 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.
4 Includes $.178 from long-term capital gains and $.039 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.
5 Annualized.
6 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
7 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard
Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Managed Payout Distribution Focus Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Distribution Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash. Financial statements and other information about each underlying fund are available on vanguard.com.

The Consolidated Financial Statements include Vanguard MPF Portfolio III (“the subsidiary”), a sub-fund of Vanguard Investments Select Series I PLC. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of June 30, 2013, the fund held $56,995,000 in the subsidiary, representing 7.8% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments in underlying Vanguard funds are valued at the net asset value of each fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional amount. In return, the subsidiary agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded.

The primary risk associated with swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master

40

Managed Payout Distribution Focus Fund

netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2013, the subsidiary’s average amount of total return swaps represented 8% of the fund’s net assets, based on quarterly average notional amounts.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and, because it does not carry on a U.S. trade or business, is not subject to U.S. tax. In addition, the subsidiary is not subject to Irish income tax. The subsidiary will distribute its earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012) and for the period ended June 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 7% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2013, the monthly distribution rate is $.0860 per share. Distributions to shareholders are recorded on the ex-dividend date. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended June 30, 2013, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

Vanguard Group (Ireland) Limited provides corporate management and administrative services and pays for all other operating expenses of the subsidiary, in return for a fee calculated at an annual percentage rate of the subsidiary’s average net assets.

The subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

41

Managed Payout Distribution Focus Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s consolidated investments as of June 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	671,274	—	—
Temporary Cash Investments	387	45,472	—
Total	671,661	45,472	—

D. At June 30, 2013, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Credit Suisse Custom 34
Total Return Index	7/31/13	CS	57,730	(0.39%)	—
1 CS—Credit Suisse International.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.33%.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the subsidiary’s swap contracts and other investments are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized losses of $6,122,000 on swap contracts, and $50,000 of short-term capital gain distributions received have been reclassified from accumulated net realized gains to overdistributed net investment income.

42

Managed Payout Distribution Focus Fund

The fund’s taxable income and capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2012, the subsidiary had net investment losses of $1,495,000; these losses may be carried forward to offset future taxable income of the subsidiary, but may not be used directly to offset other taxable income of the fund.

At June 30, 2013, the cost of investment securities for tax purposes was $655,721,000. Net unrealized appreciation of investment securities for tax purposes was $61,412,000, consisting of unrealized gains of $74,285,000 on securities that had risen in value since their purchase and $12,873,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2013, the fund purchased $202,865,000 of investment securities and sold $114,344,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2013	December 31, 2012
	Shares	Shares
	(000)	(000)
Issued	10,761	13,288
Issued in Lieu of Cash Distributions	431	904
Redeemed	(3,241)	(4,609)
Net Increase (Decrease) in Shares Outstanding	7,951	9,583

H. In preparing the financial statements as of June 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

43

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. Each Managed Payout Fund, in addition to its own expenses, bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the expense ratio and the acquired fund fees and expenses for each Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

44

Six Months Ended June 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2012	6/30/2013	Period
Based on Actual Fund Return
Managed Payout Growth Focus Fund	$1,000.00	$1,065.42	$1.43
Managed Payout Growth and Distribution Fund	$1,000.00	$1,051.05	$1.73
Managed Payout Distribution Focus Fund	$1,000.00	$1,042.66	$2.03
Based on Hypothetical 5% Yearly Return
Managed Payout Growth Focus Fund	$1,000.00	$1,023.41	$1.40
Managed Payout Growth and Distribution Fund	$1,000.00	$1,023.11	$1.71
Managed Payout Distribution Focus Fund	$1,000.00	$1,022.81	$2.01

These calculations are based on the funds’ expense ratios for the most recent six-month period together with their acquired fund fees and expenses. The combined, annualized expense figures for the period shown are (in order as listed from top to bottom above) 0.28%, 0.34%, and 0.40%. The dollar amounts shown as “Expenses Paid” are equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

45

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Managed Payout Growth Focus Fund, Managed Payout Growth and Distribution Fund, and Managed Payout Distribution Focus Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group–serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the funds since their inception in 2008 and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered each fund’s performance since its inception in 2008 relative to a benchmark index. The board concluded that the performance was such that the advisory arrangement should continue. Information about each fund’s most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the expenses of each of the underlying funds in which the Managed Payout Funds invest are well below their relevant peer-group averages. Information about the Managed Payout Funds’ expenses and acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Consolidated Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that Vanguard’s at-cost arrangement with each of the Managed Payout Funds and their underlying funds ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

46

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Benchmark Information

Managed Payout Distribution Focus Composite Index: Weighted 12% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013); 28% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013); 16% Barclays U.S. Aggregate Float Adjusted Index (Barclays U.S. Aggregate Bond Index through December 31, 2009); 6% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); 8% Barclays U.S. 0-5 Year Treasury Inflation Protected Securities Index (Barclays U.S. Treasury Inflation Protected Securities Index through May 31, 2013); 10% Citigroup Three-Month U.S. Treasury Bill Index; 10% Dow Jones-UBS Commodity Index; and 10% REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009).

Managed Payout Growth Focus Composite Index: Weighted 19.5% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013); 45.5% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013); 4% Barclays U.S. Aggregate Float Adjusted Index (Barclays U.S. Aggregate Bond Index through December 31, 2009); 1% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); 10% Citigroup Three-Month U.S.Treasury Bill Index; 10% Dow Jones-UBS Commodity Index; and 10% REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009).

47

Managed Payout Growth and Distribution Composite Index: Weighted 15% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013); 35% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013); 12% Barclays U.S. Aggregate Float Adjusted Index (Barclays U.S. Aggregate Bond Index through December 31, 2009); 3% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); 15% Citigroup Three-Month U.S. Treasury Bill Index;10% Dow Jones-UBS Commodity Index; and 10% REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009).

48

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Chairman of the Board of
(chemicals); Director of Tyco International, Ltd.	Hillenbrand, Inc. (specialized consumer services) and
(diversified manufacturing and services), Hewlett-	of Oxfam America; Director of SKF AB (industrial
Packard Co. (electronic computer manufacturing),

machinery) and the Lumina Foundation for Education;	Executive Officers
Member of the Advisory Council for the College of
Arts and Letters and of the Advisory Board to the	Glenn Booraem
Kellogg Institute for International Studies, both at	Born 1967. Controller Since July 2010. Principal
the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	Founder
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14972 082013

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)

Common Stocks (59.6%)[1]
Basic Materials (1.7%)
	EI du Pont de Nemours & Co.	586,431	30,788
	Dow Chemical Co.	770,586	24,790
	Praxair Inc.	188,895	21,753
	Freeport-McMoRan Copper & Gold Inc.	663,895	18,330
	LyondellBasell Industries NV Class A	257,290	17,048
	Ecolab Inc.	170,360	14,513
	PPG Industries Inc.	86,610	12,681
	International Paper Co.	284,507	12,606
	Air Products & Chemicals Inc.	133,067	12,185
	Mosaic Co.	180,107	9,692
	Newmont Mining Corp.	314,382	9,416
	Nucor Corp.	202,990	8,794
	Eastman Chemical Co.	99,018	6,932
	CF Industries Holdings Inc.	37,929	6,505
	Sigma-Aldrich Corp.	76,755	6,168
	FMC Corp.	87,831	5,363
	Alcoa Inc.	682,914	5,340
	Celanese Corp. Class A	102,132	4,575
	Ashland Inc.	50,620	4,227
	Airgas Inc.	42,128	4,022
	CONSOL Energy Inc.	145,659	3,947
	International Flavors & Fragrances Inc.	52,212	3,924
*	WR Grace & Co.	46,139	3,878
	Albemarle Corp.	56,966	3,548
	Rockwood Holdings Inc.	50,708	3,247
	Reliance Steel & Aluminum Co.	46,533	3,051
	Avery Dennison Corp.	63,809	2,728
	RPM International Inc.	85,012	2,715
	Peabody Energy Corp.	171,844	2,516
	Huntsman Corp.	123,411	2,044
	Steel Dynamics Inc.	133,572	1,992
	Cytec Industries Inc.	26,839	1,966
	Axiall Corp.	44,898	1,912
	Compass Minerals International Inc.	21,299	1,800
	NewMarket Corp.	6,841	1,796
	Allegheny Technologies Inc.	65,317	1,718
	Royal Gold Inc.	39,004	1,641
^	United States Steel Corp.	92,043	1,614
	Cliffs Natural Resources Inc.	96,996	1,576
	PolyOne Corp.	60,580	1,501
	Cabot Corp.	38,848	1,454
	Domtar Corp.	21,837	1,452
	Carpenter Technology Corp.	31,975	1,441
	Sensient Technologies Corp.	31,982	1,294
*	Chemtura Corp.	62,895	1,277
	Westlake Chemical Corp.	13,013	1,255
	HB Fuller Co.	32,733	1,238
	Olin Corp.	51,509	1,232
*	Polypore International Inc.	30,016	1,210
	Commercial Metals Co.	74,779	1,104
	Worthington Industries Inc.	34,342	1,089
	KapStone Paper and Packaging Corp.	25,837	1,038
	Minerals Technologies Inc.	22,592	934
	Buckeye Technologies Inc.	23,681	877
	Balchem Corp.	19,371	867
	Tronox Ltd. Class A	41,877	844
*	Stillwater Mining Co.	73,513	790
*	Coeur Mining Inc.	58,942	784
	PH Glatfelter Co.	31,063	780
*	Alpha Natural Resources Inc.	145,044	760
	Kaiser Aluminum Corp.	11,663	722

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Innophos Holdings Inc.	14,710	694
*	OM Group Inc.	21,710	671
*	Resolute Forest Products Inc.	50,754	668
*	Cloud Peak Energy Inc.	40,275	664
*	SunCoke Energy Inc.	46,854	657
	Intrepid Potash Inc.	34,231	652
*	Clearwater Paper Corp.	13,582	639
*	Calgon Carbon Corp.	37,780	630
	Hecla Mining Co.	192,215	573
	Innospec Inc.	14,207	571
	Boise Inc.	65,617	560
	A Schulman Inc.	20,666	554
	Stepan Co.	9,946	553
	Arch Coal Inc.	140,551	531
	Koppers Holdings Inc.	13,005	497
	AMCOL International Corp.	15,057	477
*,^	Molycorp Inc.	76,593	475
*	RTI International Metals Inc.	17,009	471
*	Horsehead Holding Corp.	35,137	450
*	Kraton Performance Polymers Inc.	20,721	439
	Walter Energy Inc.	41,689	434
	Globe Specialty Metals Inc.	39,325	427
	Neenah Paper Inc.	13,441	427
	Quaker Chemical Corp.	6,539	405
	Rentech Inc.	175,857	369
	US Silica Holdings Inc.	17,700	368
	Deltic Timber Corp.	6,307	365
*	Ferro Corp.	50,372	350
*	Century Aluminum Co.	37,454	348
*	Allied Nevada Gold Corp.	52,860	343
	Haynes International Inc.	7,134	341
*	OMNOVA Solutions Inc.	42,153	338
	Tredegar Corp.	13,065	336
	Wausau Paper Corp.	27,396	312
*	LSB Industries Inc.	9,798	298
	American Vanguard Corp.	12,311	288
*	Zoltek Cos. Inc.	20,755	268
	Zep Inc.	15,483	245
	Hawkins Inc.	6,172	243
	Gold Resource Corp.	26,793	233
*	Cambrex Corp.	15,774	220
*	AK Steel Holding Corp.	71,754	218
*,^	Uni-Pixel Inc.	14,100	207
	Aceto Corp.	14,366	200
	Kronos Worldwide Inc.	11,643	189
	Olympic Steel Inc.	7,619	187
*	Penford Corp.	12,688	170
*,^	Uranerz Energy Corp.	128,301	141
*	Paramount Gold and Silver Corp.	104,059	124
*	General Moly Inc.	65,666	123
	Ampco-Pittsburgh Corp.	5,663	106
	FutureFuel Corp.	5,900	84
*	Universal Stainless & Alloy Products Inc.	2,437	72
	Chase Corp.	3,079	69
	Noranda Aluminum Holding Corp.	17,348	56
*	Senomyx Inc.	21,767	47
*	James River Coal Co.	25,858	47
*	Metabolix Inc.	32,733	46
*	Uranium Resources Inc.	15,592	41
*	Handy & Harman Ltd.	2,000	36
*	Golden Minerals Co.	22,447	31
*	Codexis Inc.	12,540	28
	KMG Chemicals Inc.	1,299	27
*	Westmoreland Coal Co.	2,188	25

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	USEC Inc.	75,859	22
*	Verso Paper Corp.	13,766	16
*	US Antimony Corp.	13,743	15
	TMS International Corp. Class A	1,000	15
*	American Pacific Corp.	418	12
*	Solitario Exploration & Royalty Corp.	9,495	9
*	Midway Gold Corp.	8,472	8
			328,039
Consumer Goods (6.3%)
	Procter & Gamble Co.	1,746,200	134,440
	Coca-Cola Co.	2,553,854	102,435
	Philip Morris International Inc.	989,852	85,741
	PepsiCo Inc.	985,253	80,584
	Altria Group Inc.	1,279,764	44,779
	Ford Motor Co.	2,459,497	38,048
	Colgate-Palmolive Co.	594,264	34,045
	Monsanto Co.	340,965	33,687
	Mondelez International Inc. Class A	1,136,915	32,436
	NIKE Inc. Class B	456,986	29,101
	Kimberly-Clark Corp.	245,931	23,890
	Kraft Foods Group Inc.	380,202	21,242
	General Mills Inc.	412,446	20,016
*	General Motors Co.	526,877	17,550
	Johnson Controls Inc.	437,493	15,658
	Archer-Daniels-Midland Co.	420,872	14,272
	Kellogg Co.	188,185	12,087
	VF Corp.	55,733	10,760
	Lorillard Inc.	242,063	10,573
	Mead Johnson Nutrition Co.	129,287	10,243
	Coach Inc.	179,243	10,233
	Delphi Automotive plc	200,913	10,184
	Reynolds American Inc.	209,073	10,113
	Estee Lauder Cos. Inc. Class A	152,637	10,039
	Mattel Inc.	220,625	9,997
	ConAgra Foods Inc.	266,534	9,310
	Hershey Co.	93,951	8,388
	Stanley Black & Decker Inc.	103,528	8,003
	Harley-Davidson Inc.	144,356	7,914
	Genuine Parts Co.	93,972	7,336
	Clorox Co.	84,154	6,997
	Ralph Lauren Corp. Class A	39,023	6,780
	JM Smucker Co.	64,998	6,705
	Beam Inc.	102,761	6,485
	PVH Corp.	51,837	6,482
*	BorgWarner Inc.	73,742	6,353
	Bunge Ltd.	89,256	6,317
	Dr Pepper Snapple Group Inc.	130,380	5,988
	Campbell Soup Co.	130,285	5,835
	Coca-Cola Enterprises Inc.	165,864	5,832
	Avon Products Inc.	276,228	5,809
	Whirlpool Corp.	50,649	5,792
*	Green Mountain Coffee Roasters Inc.	76,140	5,715
*	Monster Beverage Corp.	90,215	5,482
	Church & Dwight Co. Inc.	88,128	5,438
*	Constellation Brands Inc. Class A	98,475	5,133
	McCormick & Co. Inc.	72,639	5,111
*	Tesla Motors Inc.	45,095	4,845
	Newell Rubbermaid Inc.	184,231	4,836
	Tyson Foods Inc. Class A	181,896	4,671
*	TRW Automotive Holdings Corp.	69,173	4,596
	Brown-Forman Corp. Class B	65,990	4,458
*	LKQ Corp.	171,644	4,420
	Molson Coors Brewing Co. Class B	90,833	4,347
*	Lululemon Athletica Inc.	64,444	4,222

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Electronic Arts Inc.	183,617	4,218
*	PulteGroup Inc.	222,124	4,214
*	Mohawk Industries Inc.	37,052	4,168
	Activision Blizzard Inc.	285,179	4,067
	Energizer Holdings Inc.	39,629	3,983
	Polaris Industries Inc.	41,714	3,963
	DR Horton Inc.	184,773	3,932
	Lear Corp.	59,120	3,574
	Snap-on Inc.	37,360	3,339
	Hasbro Inc.	74,482	3,339
*	Fossil Group Inc.	32,289	3,336
	Hormel Foods Corp.	84,533	3,261
	Hanesbrands Inc.	62,689	3,223
*	Toll Brothers Inc.	97,628	3,186
	Ingredion Inc.	46,805	3,071
*	Under Armour Inc. Class A	50,889	3,039
*	WABCO Holdings Inc.	40,273	3,008
*	Jarden Corp.	68,369	2,991
*	Smithfield Foods Inc.	88,884	2,911
	Leggett & Platt Inc.	91,605	2,848
	Lennar Corp. Class A	76,838	2,769
*	NVR Inc.	2,894	2,668
	Carter's Inc.	36,010	2,667
	Hillshire Brands Co.	78,920	2,611
	Flowers Foods Inc.	112,360	2,478
	Tupperware Brands Corp.	30,980	2,407
*	Goodyear Tire & Rubber Co.	156,373	2,391
	Herbalife Ltd.	52,683	2,378
	Harman International Industries Inc.	43,573	2,362
	Nu Skin Enterprises Inc. Class A	33,450	2,044
	Gentex Corp.	86,888	2,003
*	Visteon Corp.	31,665	1,999
*	Middleby Corp.	11,466	1,950
	Brunswick Corp.	58,126	1,857
	Dana Holding Corp.	94,564	1,821
*	Tenneco Inc.	38,656	1,750
*	Fifth & Pacific Cos. Inc.	76,540	1,710
	Wolverine World Wide Inc.	30,758	1,680
*	Tempur Sealy International Inc.	36,725	1,612
*	Hain Celestial Group Inc.	24,221	1,574
	Pool Corp.	28,189	1,477
*	TreeHouse Foods Inc.	22,325	1,463
	Thor Industries Inc.	29,355	1,444
*	Darling International Inc.	75,586	1,410
	Scotts Miracle-Gro Co. Class A	27,633	1,335
	Cooper Tire & Rubber Co.	38,987	1,293
*	Steven Madden Ltd.	26,625	1,288
	Ryland Group Inc.	29,117	1,168
	B&G Foods Inc.	33,777	1,150
*	Dean Foods Co.	113,655	1,139
*	Deckers Outdoor Corp.	20,941	1,058
	KB Home	53,535	1,051
	Lancaster Colony Corp.	13,353	1,041
	HNI Corp.	28,685	1,035
*	Iconix Brand Group Inc.	34,668	1,020
*	Zynga Inc. Class A	364,169	1,012
	Schweitzer-Mauduit International Inc.	20,283	1,012
	Herman Miller Inc.	36,285	982
*	Boston Beer Co. Inc. Class A	5,684	970
	Snyders-Lance Inc.	33,732	958
*	TiVo Inc.	82,218	909
*	Meritage Homes Corp.	20,945	908
*	Crocs Inc.	54,593	901
*	Select Comfort Corp.	35,844	898

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Sanderson Farms Inc.	13,363	888
*	Post Holdings Inc.	20,276	885
	Universal Corp.	15,025	869
	Dorman Products Inc.	19,031	868
	Spectrum Brands Holdings Inc.	15,234	866
	MDC Holdings Inc.	25,507	829
	Steelcase Inc. Class A	55,642	811
*	Elizabeth Arden Inc.	17,510	789
	J&J Snack Foods Corp.	10,008	779
	Lennar Corp. Class B	27,030	766
	Fresh Del Monte Produce Inc.	27,156	757
	Jones Group Inc.	53,913	741
*	iRobot Corp.	18,622	741
	La-Z-Boy Inc.	35,861	727
*	Take-Two Interactive Software Inc.	46,229	692
*	American Axle & Manufacturing Holdings Inc.	36,973	689
	Interface Inc. Class A	38,594	655
*	Skechers U.S.A. Inc. Class A	27,037	649
	Seaboard Corp.	237	642
*	Helen of Troy Ltd.	16,653	639
*	Standard Pacific Corp.	74,921	624
	Andersons Inc.	11,689	622
*	WhiteWave Foods Co. Class B	40,662	618
*	Tumi Holdings Inc.	25,600	614
	Briggs & Stratton Corp.	30,814	610
*	WhiteWave Foods Co. Class A	37,477	609
*	Quiksilver Inc.	93,071	599
	Ethan Allen Interiors Inc.	19,828	571
*	G-III Apparel Group Ltd.	11,791	567
	True Religion Apparel Inc.	17,793	563
	Standard Motor Products Inc.	15,853	544
*	Coty Inc. Class A	31,465	541
	Vector Group Ltd.	33,010	535
	Oxford Industries Inc.	7,925	495
	Drew Industries Inc.	12,122	477
*	ACCO Brands Corp.	74,263	472
	Knoll Inc.	32,546	462
	Titan International Inc.	27,348	461
*	Boulder Brands Inc.	37,697	454
	WD-40 Co.	8,317	453
	Cal-Maine Foods Inc.	9,672	450
	Columbia Sportswear Co.	7,176	450
*	Pilgrim's Pride Corp.	29,835	446
	American Greetings Corp. Class A	24,246	442
	Pinnacle Foods Inc.	17,824	430
	Tootsie Roll Industries Inc.	12,772	406
*	Taylor Morrison Home Corp. Class A	16,619	405
	Movado Group Inc.	11,879	402
	Arctic Cat Inc.	8,517	383
*	Blount International Inc.	31,829	376
*	RealD Inc.	26,388	367
*	USANA Health Sciences Inc.	5,049	365
	Superior Industries International Inc.	20,696	356
*	M/I Homes Inc.	15,193	349
*	Hovnanian Enterprises Inc. Class A	61,785	347
*	Gentherm Inc.	18,646	346
*	Winnebago Industries Inc.	16,278	342
*	Chiquita Brands International Inc.	30,776	336
*	Diamond Foods Inc.	16,078	334
*	Dole Food Co. Inc.	25,349	323
*	Universal Electronics Inc.	10,955	308
*	LeapFrog Enterprises Inc.	31,292	308
*	Modine Manufacturing Co.	27,843	303
*	Revlon Inc. Class A	13,680	302

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Medifast Inc.	11,181	288
*	Libbey Inc.	11,586	278
*	Annie's Inc.	6,400	274
	Callaway Golf Co.	39,574	260
*	Federal-Mogul Corp.	23,743	242
*	Unifi Inc.	11,691	242
	Nutrisystem Inc.	20,447	241
	Inter Parfums Inc.	8,244	235
*	DTS Inc.	11,395	235
*	Alliance One International Inc.	60,677	231
*	Maidenform Brands Inc.	13,116	227
*	Vera Bradley Inc.	9,876	214
	Nutraceutical International Corp.	10,199	208
*	Central Garden and Pet Co. Class A	29,263	202
*	Cavco Industries Inc.	3,962	200
*	Stoneridge Inc.	16,264	189
*	Beazer Homes USA Inc.	10,579	185
	Female Health Co.	18,607	183
	Weyco Group Inc.	7,270	183
*	Steinway Musical Instruments Inc.	6,002	183
	National Presto Industries Inc.	2,362	170
	Calavo Growers Inc.	6,112	166
	Perry Ellis International Inc.	8,020	163
	National Beverage Corp.	9,274	162
	JAKKS Pacific Inc.	14,262	160
*	Fuel Systems Solutions Inc.	8,871	159
	Alico Inc.	3,661	147
	Lifeway Foods Inc.	8,078	140
	Coca-Cola Bottling Co. Consolidated	2,239	137
	Bassett Furniture Industries Inc.	8,483	132
*	Tower International Inc.	6,235	123
*	Nautilus Inc.	13,242	115
	John B Sanfilippo & Son Inc.	5,657	114
*	Johnson Outdoors Inc. Class A	4,525	113
	Hooker Furniture Corp.	6,619	108
*	Central Garden and Pet Co.	15,138	108
*	Omega Protein Corp.	11,680	105
	Cherokee Inc.	8,203	105
*,^	Glu Mobile Inc.	45,528	100
	Oil-Dri Corp. of America	3,637	100
	Blyth Inc.	6,908	96
*,^	Star Scientific Inc.	65,416	91
	Limoneira Co.	3,951	82
	Lifetime Brands Inc.	6,025	82
	MGP Ingredients Inc.	13,280	79
	Griffin Land & Nurseries Inc.	2,716	77
	Culp Inc.	4,439	77
*	Zagg Inc.	14,113	76
*	TRI Pointe Homes Inc.	4,200	70
*	American Apparel Inc.	34,772	67
*	AT Cross Co. Class A	3,822	65
	Strattec Security Corp.	1,725	64
	Flexsteel Industries Inc.	2,531	62
	Marine Products Corp.	7,638	61
*	Seneca Foods Corp. Class A	1,893	58
	Remy International Inc.	2,989	56
	Shiloh Industries Inc.	5,144	54
*	Jamba Inc.	3,576	53
	Orchids Paper Products Co.	1,953	51
*	Farmer Bros Co.	3,475	49
	Rocky Brands Inc.	3,080	47
	Nature's Sunshine Products Inc.	2,788	46
*	Stanley Furniture Co. Inc.	10,564	42
*	Black Diamond Inc.	4,414	42

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Lifevantage Corp.	17,000	39
*	LoJack Corp.	11,044	35
*	Delta Apparel Inc.	2,400	34
	LS Starrett Co. Class A	2,650	27
	Escalade Inc.	4,289	27
*	Motorcar Parts of America Inc.	2,786	26
*	Furniture Brands International Inc.	5,184	21
	Koss Corp.	4,241	21
*	Skullcandy Inc.	3,500	19
*	Virco Manufacturing Corp.	7,831	18
*	Craft Brew Alliance Inc.	2,154	18
*	Emerson Radio Corp.	10,262	17
*	Kid Brands Inc.	10,612	16
*	Skyline Corp.	4,088	16
*	Primo Water Corp.	6,736	12
*	Joe's Jeans Inc.	6,064	10
*	Inventure Foods Inc.	1,121	9
*	Overhill Farms Inc.	1,767	9
*	Dixie Group Inc.	1,011	8
*	Mannatech Inc.	665	7
*	Federal-Mogul Corp. Rights 07/09/13	23,743	5
*	US Auto Parts Network Inc.	3,160	4
*	Quantum Fuel Systems Technologies Worldwide Inc.	3,834	2
*	Crystal Rock Holdings Inc.	800	1
			1,185,201
Consumer Services (7.9%)
	Wal-Mart Stores Inc.	1,043,766	77,750
	Home Depot Inc.	930,640	72,097
	Walt Disney Co.	1,032,675	65,213
*	Amazon.com Inc.	232,038	64,435
	McDonald's Corp.	638,740	63,235
	Comcast Corp. Class A	1,446,820	60,593
	CVS Caremark Corp.	780,030	44,602
	News Corp. Class A	1,214,600	39,596
*	eBay Inc.	744,159	38,488
	Time Warner Inc.	564,126	32,618
	Costco Wholesale Corp.	277,959	30,734
	Starbucks Corp.	454,203	29,746
	Target Corp.	408,773	28,148
	Lowe's Cos. Inc.	683,247	27,945
*	priceline.com Inc.	32,954	27,257
	Walgreen Co.	543,219	24,010
	TJX Cos. Inc.	437,359	21,894
	Time Warner Cable Inc.	186,126	20,935
*	DIRECTV	339,375	20,912
	Yum! Brands Inc.	287,439	19,931
	Viacom Inc. Class B	283,991	19,326
	CBS Corp. Class B	363,293	17,754
	McKesson Corp.	144,903	16,591
	Sysco Corp.	379,515	12,964
	Las Vegas Sands Corp.	236,759	12,532
	Whole Foods Market Inc.	236,911	12,196
	Macy's Inc.	245,445	11,781
	Kroger Co.	315,520	10,898
	Omnicom Group Inc.	165,335	10,395
	Cardinal Health Inc.	218,300	10,304
*	Delta Air Lines Inc.	546,952	10,233
	Carnival Corp.	283,939	9,736
*	Dollar General Corp.	188,415	9,502
*	Liberty Global plc Class A	127,925	9,477
*	Bed Bath & Beyond Inc.	132,769	9,413
*	AutoZone Inc.	21,885	9,272
	Comcast Corp.	224,932	8,923
*	Liberty Global plc	129,067	8,762

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Ross Stores Inc.	132,995	8,619
	AmerisourceBergen Corp. Class A	147,517	8,236
	Starwood Hotels & Resorts Worldwide Inc.	124,323	7,856
	L Brands Inc.	157,078	7,736
*	O'Reilly Automotive Inc.	67,475	7,599
	Gap Inc.	178,513	7,449
*	Liberty Interactive Corp. Class A	320,314	7,370
*	Chipotle Mexican Grill Inc. Class A	19,805	7,216
*	Liberty Media Corp. Class A	56,853	7,207
*	Discovery Communications Inc. Class A	93,316	7,205
*	Netflix Inc.	34,061	7,190
*	Dollar Tree Inc.	135,438	6,886
	Sirius XM Radio Inc.	2,040,821	6,837
	Staples Inc.	422,974	6,708
*	United Continental Holdings Inc.	213,255	6,673
*	CarMax Inc.	143,648	6,631
	Wynn Resorts Ltd.	51,644	6,610
	Kohl's Corp.	127,481	6,439
*	Hertz Global Holdings Inc.	255,757	6,343
	Southwest Airlines Co.	465,057	5,995
	Nordstrom Inc.	94,260	5,650
	DISH Network Corp. Class A	131,190	5,578
*	Charter Communications Inc. Class A	42,074	5,211
	Marriott International Inc. Class A	127,099	5,131
	Tiffany & Co.	69,329	5,050
	Wyndham Worldwide Corp.	87,269	4,994
	H&R Block Inc.	173,945	4,827
	Nielsen Holdings NV	143,521	4,821
	Best Buy Co. Inc.	173,628	4,745
	Tractor Supply Co.	40,167	4,724
	PetSmart Inc.	66,050	4,425
*	TripAdvisor Inc.	70,809	4,310
	Darden Restaurants Inc.	82,720	4,176
	Expedia Inc.	66,517	4,001
	Interpublic Group of Cos. Inc.	274,018	3,987
*	Discovery Communications Inc.	57,036	3,973
	Family Dollar Stores Inc.	62,874	3,918
*	Ulta Salon Cosmetics & Fragrance Inc.	38,890	3,895
	Advance Auto Parts Inc.	47,181	3,830
*	IHS Inc. Class A	35,734	3,730
	Safeway Inc.	153,539	3,633
	Gannett Co. Inc.	147,386	3,605
	Signet Jewelers Ltd.	51,874	3,498
*	MGM Resorts International	233,894	3,457
	Scripps Networks Interactive Inc. Class A	50,931	3,400
*	Sally Beauty Holdings Inc.	108,561	3,376
	Foot Locker Inc.	96,055	3,374
*	Panera Bread Co. Class A	18,018	3,350
	Dick's Sporting Goods Inc.	64,194	3,214
	Omnicare Inc.	66,915	3,193
	GameStop Corp. Class A	72,256	3,037
	Williams-Sonoma Inc.	53,121	2,969
	Dunkin' Brands Group Inc.	68,191	2,920
	International Game Technology	169,619	2,834
*	Urban Outfitters Inc.	70,220	2,824
	Royal Caribbean Cruises Ltd.	83,826	2,795
	FactSet Research Systems Inc.	26,880	2,740
	Dun & Bradstreet Corp.	26,318	2,565
	GNC Holdings Inc. Class A	57,117	2,525
*	AMC Networks Inc. Class A	37,014	2,421
*	Alaska Air Group Inc.	45,199	2,350
*	AutoNation Inc.	54,091	2,347
	Service Corp. International	128,104	2,310
	Abercrombie & Fitch Co.	50,180	2,271

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Madison Square Garden Co. Class A	38,191	2,263
*	Copart Inc.	71,955	2,216
*	Lamar Advertising Co. Class A	50,957	2,212
	Cablevision Systems Corp. Class A	128,977	2,169
	Domino's Pizza Inc.	36,054	2,097
*	Penn National Gaming Inc.	37,693	1,992
*	Avis Budget Group Inc.	68,998	1,984
	American Eagle Outfitters Inc.	107,558	1,964
	Washington Post Co. Class B	3,960	1,916
*	Cabela's Inc.	29,055	1,882
	Cinemark Holdings Inc.	65,927	1,841
	Brinker International Inc.	45,456	1,792
*	Groupon Inc.	210,782	1,792
	Chico's FAS Inc.	98,594	1,682
	Sotheby's	43,428	1,646
*	United Natural Foods Inc.	30,223	1,632
*	US Airways Group Inc.	99,087	1,627
	DSW Inc. Class A	22,048	1,620
*	JC Penney Co. Inc.	91,346	1,560
*	Pandora Media Inc.	83,787	1,542
	Casey's General Stores Inc.	24,784	1,491
	Dillard's Inc. Class A	17,946	1,471
	Cracker Barrel Old Country Store Inc.	15,228	1,441
*	Starz	64,240	1,420
	Vail Resorts Inc.	22,909	1,409
*	Rite Aid Corp.	492,650	1,409
*	Ascena Retail Group Inc.	80,530	1,405
	Six Flags Entertainment Corp.	39,770	1,398
	Sinclair Broadcast Group Inc. Class A	47,030	1,382
	Rent-A-Center Inc.	36,016	1,352
	Harris Teeter Supermarkets Inc.	28,854	1,352
*	Live Nation Entertainment Inc.	87,062	1,349
*	VCA Antech Inc.	50,778	1,325
*	Bally Technologies Inc.	23,474	1,324
	Burger King Worldwide Inc.	67,292	1,313
*	Lumber Liquidators Holdings Inc.	16,780	1,307
	Aaron's Inc.	46,441	1,301
*	Shutterfly Inc.	23,078	1,288
*	Spirit Airlines Inc.	40,236	1,278
	Cheesecake Factory Inc.	30,436	1,275
*	Life Time Fitness Inc.	25,244	1,265
*	Fresh Market Inc.	24,674	1,227
*	CST Brands Inc.	39,651	1,222
*	Hyatt Hotels Corp. Class A	29,844	1,204
	Men's Wearhouse Inc.	31,581	1,195
*	Lions Gate Entertainment Corp.	43,418	1,193
*	Buffalo Wild Wings Inc.	12,140	1,192
	John Wiley & Sons Inc. Class A	29,701	1,191
*	Beacon Roofing Supply Inc.	31,372	1,188
	Guess? Inc.	38,279	1,188
*	Big Lots Inc.	37,102	1,170
*	Sears Holdings Corp.	27,377	1,152
*	ValueClick Inc.	46,457	1,147
	Pier 1 Imports Inc.	47,990	1,127
	KAR Auction Services Inc.	49,082	1,122
	Rollins Inc.	43,079	1,116
*	Express Inc.	52,959	1,111
*	Jack in the Box Inc.	28,220	1,109
	HSN Inc.	20,456	1,099
*	Apollo Group Inc. Class A	61,024	1,081
*	DreamWorks Animation SKG Inc. Class A	41,985	1,077
	Allegiant Travel Co. Class A	10,159	1,077
	Morningstar Inc.	13,641	1,058
*	HomeAway Inc.	32,594	1,054

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Meredith Corp.	21,924	1,046
	Wendy's Co.	178,828	1,043
	PriceSmart Inc.	11,674	1,023
*	Acxiom Corp.	45,093	1,023
	News Corp. Class B	31,123	1,021
	DeVry Inc.	32,747	1,016
	Texas Roadhouse Inc. Class A	40,163	1,005
*	Genesco Inc.	14,999	1,005
	Dolby Laboratories Inc. Class A	29,825	998
*	ANN Inc.	29,678	985
*	New York Times Co. Class A	87,802	971
*	JetBlue Airways Corp.	153,769	969
	Buckle Inc.	18,509	963
	Weight Watchers International Inc.	20,587	947
	Regal Entertainment Group Class A	51,804	927
*	Hibbett Sports Inc.	16,689	926
	Hillenbrand Inc.	38,990	924
*	WebMD Health Corp.	31,238	917
	Monro Muffler Brake Inc.	19,077	917
	Group 1 Automotive Inc.	14,223	915
*	Grand Canyon Education Inc.	27,504	886
*	Saks Inc.	63,398	865
*	Children's Place Retail Stores Inc.	15,762	864
*	WMS Industries Inc.	33,840	863
	Chemed Corp.	11,899	862
	Bob Evans Farms Inc.	18,173	854
*	SUPERVALU Inc.	137,076	853
	Belo Corp. Class A	61,032	851
*	Vitamin Shoppe Inc.	18,721	839
	Penske Automotive Group Inc.	26,841	820
	Arbitron Inc.	17,413	809
*	OpenTable Inc.	12,609	806
*	Orient-Express Hotels Ltd. Class A	63,955	778
*	Marriott Vacations Worldwide Corp.	17,844	772
*	Francesca's Holdings Corp.	27,491	764
*	Conn's Inc.	14,694	761
*	Jos A Bank Clothiers Inc.	18,294	756
*	Papa John's International Inc.	11,538	754
*	Pinnacle Entertainment Inc.	37,702	742
	Stewart Enterprises Inc. Class A	56,151	735
*	Aeropostale Inc.	53,138	733
	Finish Line Inc. Class A	33,493	732
	Matthews International Corp. Class A	19,261	726
*	Krispy Kreme Doughnuts Inc.	40,730	711
*	Office Depot Inc.	181,936	704
	Lithia Motors Inc. Class A	13,109	699
	National CineMedia Inc.	41,188	696
*	SHFL Entertainment Inc.	39,278	696
*	Angie's List Inc.	26,112	693
	Valassis Communications Inc.	27,994	688
	DineEquity Inc.	9,924	683
*	Restoration Hardware Holdings Inc.	9,000	675
*	Bloomin' Brands Inc.	26,900	669
*	Asbury Automotive Group Inc.	16,489	661
*	Five Below Inc.	17,800	654
	Choice Hotels International Inc.	16,313	647
*	BJ's Restaurants Inc.	16,575	615
	AMERCO	3,790	614
*	Sonic Corp.	42,050	612
*	Clean Energy Fuels Corp.	44,754	591
	Regis Corp.	35,739	587
	Churchill Downs Inc.	7,156	564
	CEC Entertainment Inc.	13,616	559
	International Speedway Corp. Class A	17,499	551

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Interval Leisure Group Inc.	27,598	550
	Stage Stores Inc.	22,528	529
*	Yelp Inc.	15,200	528
*	Liquidity Services Inc.	15,187	527
	Brown Shoe Co. Inc.	24,445	526
*	Ascent Capital Group Inc. Class A	6,741	526
	SeaWorld Entertainment Inc.	14,786	519
	Nexstar Broadcasting Group Inc. Class A	14,380	510
	OfficeMax Inc.	49,074	502
*	rue21 inc	11,780	490
*	Rush Enterprises Inc. Class A	19,674	487
*	Norwegian Cruise Line Holdings Ltd.	15,866	481
	Sonic Automotive Inc. Class A	22,533	476
	Ameristar Casinos Inc.	17,759	467
	Scholastic Corp.	15,566	456
*	Red Robin Gourmet Burgers Inc.	8,221	454
*	Scientific Games Corp. Class A	40,124	451
	CBS Corp. Class A	9,200	449
	SkyWest Inc.	32,988	447
*	K12 Inc.	16,759	440
*	comScore Inc.	17,878	436
*	Susser Holdings Corp.	9,035	433
*	AFC Enterprises Inc.	11,937	429
*	American Public Education Inc.	11,102	413
*	Bankrate Inc.	28,700	412
*	Constant Contact Inc.	25,546	411
*	Fiesta Restaurant Group Inc.	11,626	400
	Fred's Inc. Class A	25,247	391
	Cato Corp. Class A	15,285	382
*	Ruby Tuesday Inc.	41,070	379
	Strayer Education Inc.	7,743	378
*	Steiner Leisure Ltd.	7,084	374
*	Capella Education Co.	8,854	369
*	Barnes & Noble Inc.	22,947	366
*	Biglari Holdings Inc.	884	363
*	Pep Boys-Manny Moe & Jack	31,098	360
*	Overstock.com Inc.	12,588	355
*	Zumiez Inc.	12,329	354
*	Wet Seal Inc. Class A	75,108	354
*	ITT Educational Services Inc.	14,241	347
*	Boyd Gaming Corp.	30,530	345
*	Multimedia Games Holding Co. Inc.	13,066	341
*	Blue Nile Inc.	8,836	334
*	Tile Shop Holdings Inc.	11,500	333
	Core-Mark Holding Co. Inc.	5,106	324
*	Bright Horizons Family Solutions Inc.	9,073	315
	Big 5 Sporting Goods Corp.	14,278	313
*	Media General Inc. Class A	26,772	295
*	Stamps.com Inc.	7,410	292
	Stein Mart Inc.	21,111	288
*	XO Group Inc.	25,074	281
*	America's Car-Mart Inc.	6,119	265
	Weis Markets Inc.	5,826	263
*	Mattress Firm Holding Corp.	6,358	256
*	Denny's Corp.	45,438	255
	Destination Maternity Corp.	10,343	254
*	Republic Airways Holdings Inc.	22,342	253
*	Chuy's Holdings Inc.	6,400	245
	Haverty Furniture Cos. Inc.	10,595	244
*	Cumulus Media Inc. Class A	71,291	242
	Saga Communications Inc. Class A	5,181	238
*	EW Scripps Co. Class A	15,158	236
	Spartan Stores Inc.	12,789	236
	Carriage Services Inc. Class A	13,362	226

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Harte-Hanks Inc.	26,021	224
*	Caesars Entertainment Corp.	15,700	215
	Ingles Markets Inc. Class A	8,509	215
	Nash Finch Co.	9,752	215
*	hhgregg Inc.	13,377	214
*	Providence Service Corp.	7,254	211
*	Travelzoo Inc.	7,740	211
*	Titan Machinery Inc.	10,683	210
*	Kirkland's Inc.	12,132	209
*	RadioShack Corp.	63,619	201
	Marcus Corp.	15,559	198
*	Pacific Sunwear of California Inc.	53,748	196
*	Christopher & Banks Corp.	28,609	193
	Shoe Carnival Inc.	7,711	185
*	Orbitz Worldwide Inc.	22,726	182
*	Tuesday Morning Corp.	17,194	178
*	Entercom Communications Corp. Class A	18,832	178
*	Destination XL Group Inc.	27,724	176
*	Journal Communications Inc. Class A	23,342	175
*	Zale Corp.	19,148	174
*	QuinStreet Inc.	19,831	171
*	Bravo Brio Restaurant Group Inc.	9,503	169
*	LIN TV Corp. Class A	11,065	169
*	West Marine Inc.	15,389	169
*	Standard Parking Corp.	7,782	167
	MDC Partners Inc. Class A	9,077	164
	PetMed Express Inc.	12,901	163
*	RealNetworks Inc.	20,895	158
*	1-800-Flowers.com Inc. Class A	25,383	157
*	Citi Trends Inc.	10,813	157
*	Chefs' Warehouse Inc.	9,109	157
	World Wrestling Entertainment Inc. Class A	14,953	154
	Ruth's Hospitality Group Inc.	12,450	150
	Entravision Communications Corp. Class A	24,110	148
*	Pantry Inc.	11,708	143
	Speedway Motorsports Inc.	8,106	141
	Fisher Communications Inc.	3,430	141
*	Sears Hometown and Outlet Stores Inc.	3,200	140
*	Avid Technology Inc.	23,677	139
*	Gray Television Inc.	19,179	138
*	Hawaiian Holdings Inc.	22,370	137
*	McClatchy Co. Class A	57,809	132
*	Career Education Corp.	45,017	131
*	Clear Channel Outdoor Holdings Inc. Class A	17,098	128
*	Bridgepoint Education Inc.	10,281	125
*	Fairway Group Holdings Corp.	5,103	123
	Town Sports International Holdings Inc.	11,065	119
*	Daily Journal Corp.	1,028	116
	Village Super Market Inc. Class A	3,510	116
*	Morgans Hotel Group Co.	14,272	115
*	Isle of Capri Casinos Inc.	15,073	113
*	Digital Generation Inc.	15,261	112
*	MTR Gaming Group Inc.	30,481	102
	Marchex Inc. Class B	16,895	102
*	Corinthian Colleges Inc.	45,219	101
*	Valuevision Media Inc. Class A	19,694	101
	Mac-Gray Corp.	7,085	101
*	Famous Dave's Of America Inc.	6,450	101
*	Monarch Casino & Resort Inc.	5,883	99
	Collectors Universe	7,436	99
	Schawk Inc. Class A	7,377	97
*	MarineMax Inc.	8,361	95
*	Luby's Inc.	11,142	94
*	PCM Inc.	9,786	94

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Demand Media Inc.	15,064	90
*	Carrols Restaurant Group Inc.	13,226	85
*	Vitacost.com Inc.	9,690	82
*	TravelCenters of America LLC	7,329	80
*	New York & Co. Inc.	12,466	79
	Courier Corp.	5,480	78
	CSS Industries Inc.	3,040	76
*	Geeknet Inc.	5,413	75
*	Reading International Inc. Class A	11,662	74
	bebe stores inc	13,194	74
*	Carmike Cinemas Inc.	3,741	72
	AH Belo Corp. Class A	9,735	67
*	Dex Media Inc.	3,765	66
*	Gaiam Inc. Class A	14,492	65
*	Natural Grocers by Vitamin Cottage Inc.	2,000	62
*	Gordmans Stores Inc.	4,329	59
	Bon-Ton Stores Inc.	3,244	59
*	Lee Enterprises Inc.	28,123	57
*	Body Central Corp.	3,839	51
	Ambassadors Group Inc.	13,225	47
*	Navarre Corp.	15,747	43
*	Premier Exhibitions Inc.	24,380	42
*	Radio One Inc.	18,020	42
*	RLJ Entertainment Inc.	8,500	41
*	Emmis Communications Corp. Class A	17,867	38
*	Radio One Inc. Class A	15,550	37
*	TheStreet Inc.	19,297	36
	Trans World Entertainment Corp.	7,150	35
*	PDI Inc.	7,191	34
*	Empire Resorts Inc.	11,149	33
*	Cambium Learning Group Inc.	24,731	32
*	Build-A-Bear Workshop Inc.	5,246	32
*	Autobytel Inc.	6,554	31
*	Century Casinos Inc.	8,747	30
	Salem Communications Corp. Class A	3,960	30
*	Coldwater Creek Inc.	11,703	29
*	Lakes Entertainment Inc.	8,285	29
*	Del Frisco's Restaurant Group Inc.	1,200	26
*	Cache Inc.	5,715	25
*	dELiA*s Inc.	25,321	25
	Roundy's Inc.	2,900	24
*	Books-A-Million Inc.	8,698	23
*	Cosi Inc.	10,063	22
*	Learning Tree International Inc.	6,906	21
*	ReachLocal Inc.	1,656	20
	National American University Holdings Inc.	5,355	20
*	Martha Stewart Living Omnimedia Class A	7,853	19
*	Adolor Corp. Rights Exp. 07/01/2019	34,581	18
*	Pizza Inn Holdings Inc.	2,900	17
	Frisch's Restaurants Inc.	877	16
	Dover Motorsports Inc.	6,600	14
*	Rick's Cabaret International Inc.	1,511	13
*	Red Lion Hotels Corp.	2,033	12
*	Perfumania Holdings Inc.	2,123	11
	Winmark Corp.	163	11
	Dover Downs Gaming & Entertainment Inc.	6,783	11
*	TechTarget Inc.	2,321	10
*	Hollywood Media Corp.	7,234	10
*	ALCO Stores Inc.	785	9
	Einstein Noah Restaurant Group Inc.	348	5
*	Envivio Inc.	2,324	5
*	Spark Networks Inc.	400	3
*	Sport Chalet Inc. Class A	1,442	2
	Canterbury Park Holding Corp.	100	1

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	SPAR Group Inc.	300	1
*	Rainmaker Systems Inc.	1,472	1
*	Southern Community Financial Corp	1,940	—
			1,505,096
Financials (11.2%)
	Wells Fargo & Co.	3,374,450	139,264
	JPMorgan Chase & Co.	2,408,112	127,124
*	Berkshire Hathaway Inc. Class B	981,774	109,880
	Citigroup Inc.	1,841,724	88,348
	Bank of America Corp.	6,868,505	88,329
	Visa Inc. Class A	329,910	60,291
	American Express Co.	699,944	52,328
	US Bancorp	1,178,411	42,600
*	American International Group Inc.	940,550	42,043
	Goldman Sachs Group Inc.	262,864	39,758
	Mastercard Inc. Class A	67,004	38,494
	Simon Property Group Inc.	197,664	31,215
	MetLife Inc.	558,136	25,540
	PNC Financial Services Group Inc.	337,293	24,595
	Capital One Financial Corp.	373,567	23,464
	Prudential Financial Inc.	296,792	21,675
	Morgan Stanley	876,160	21,405
	Bank of New York Mellon Corp.	741,389	20,796
	Travelers Cos. Inc.	240,900	19,253
	American Tower Corporation	252,624	18,485
	State Street Corp.	277,086	18,069
	BlackRock Inc.	69,861	17,944
	ACE Ltd.	195,822	17,522
	Aflac Inc.	298,236	17,333
	CME Group Inc.	202,587	15,393
	BB&T Corp.	448,091	15,181
*	Berkshire Hathaway Inc. Class A	89	15,005
	Discover Financial Services	313,622	14,941
	Charles Schwab Corp.	694,769	14,750
	Allstate Corp.	299,675	14,420
	Public Storage	93,287	14,304
	Marsh & McLennan Cos. Inc.	351,992	14,052
	Chubb Corp.	165,092	13,975
	HCP Inc.	290,265	13,190
	Ventas Inc.	187,227	13,005
	Equity Residential	218,215	12,670
	Health Care REIT Inc.	179,724	12,047
	Aon plc	187,097	12,040
	Prologis Inc.	318,633	12,019
	Franklin Resources Inc.	88,150	11,990
	T. Rowe Price Group Inc.	157,603	11,529
	SunTrust Banks Inc.	344,947	10,890
	AvalonBay Communities Inc.	78,514	10,592
	Weyerhaeuser Co.	368,000	10,484
	Ameriprise Financial Inc.	128,370	10,383
	Boston Properties Inc.	96,936	10,224
	Fifth Third Bancorp	558,492	10,081
	McGraw Hill Financial Inc.	175,339	9,326
	Invesco Ltd.	284,334	9,042
	Hartford Financial Services Group Inc.	291,516	9,014
	Vornado Realty Trust	107,520	8,908
	Loews Corp.	199,880	8,875
	Progressive Corp.	346,471	8,807
	Moody's Corp.	142,144	8,661
	Regions Financial Corp.	901,133	8,588
	M&T Bank Corp.	74,166	8,288
*	IntercontinentalExchange Inc.	46,494	8,265
	Host Hotels & Resorts Inc.	476,638	8,041
	Northern Trust Corp.	137,707	7,973

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Annaly Capital Management Inc.	603,900	7,591
	General Growth Properties Inc.	371,018	7,372
	Principal Financial Group Inc.	187,442	7,020
	KeyCorp	590,378	6,518
	SLM Corp.	284,073	6,494
	NYSE Euronext	155,318	6,430
	Lincoln National Corp.	170,958	6,235
	Western Union Co.	356,327	6,097
*	CIT Group Inc.	128,658	5,999
	American Capital Agency Corp.	253,572	5,830
	XL Group plc Class A	184,515	5,595
*	Affiliated Managers Group Inc.	33,683	5,522
	Macerich Co.	87,657	5,344
	Kimco Realty Corp.	248,194	5,319
	Realty Income Corp.	125,370	5,256
	Leucadia National Corp.	197,750	5,185
	SL Green Realty Corp.	58,593	5,167
	Unum Group	172,257	5,059
	Digital Realty Trust Inc.	82,177	5,013
	Plum Creek Timber Co. Inc.	103,864	4,847
	Comerica Inc.	119,953	4,778
	Willis Group Holdings plc	111,802	4,559
	Cincinnati Financial Corp.	99,215	4,554
	Equifax Inc.	77,067	4,542
	Rayonier Inc.	80,529	4,461
*	Markel Corp.	8,355	4,403
	Federal Realty Investment Trust	41,545	4,307
	Huntington Bancshares Inc.	538,940	4,247
*	CBRE Group Inc. Class A	180,060	4,206
*	Arch Capital Group Ltd.	80,672	4,147
	UDR Inc.	160,426	4,089
*	Alleghany Corp.	10,180	3,902
	Torchmark Corp.	59,827	3,897
	Essex Property Trust Inc.	24,224	3,850
	TD Ameritrade Holding Corp.	158,325	3,846
	Camden Property Trust	54,294	3,754
	New York Community Bancorp Inc.	267,461	3,744
*	Genworth Financial Inc. Class A	315,591	3,601
*	Realogy Holdings Corp.	74,593	3,583
	Arthur J Gallagher & Co.	80,636	3,523
	Raymond James Financial Inc.	80,334	3,453
	Zions Bancorporation	117,371	3,390
	Everest Re Group Ltd.	26,056	3,342
	Fidelity National Financial Inc. Class A	139,239	3,315
	Reinsurance Group of America Inc. Class A	47,120	3,256
	People's United Financial Inc.	216,518	3,226
	PartnerRe Ltd.	35,600	3,224
	Axis Capital Holdings Ltd.	69,997	3,204
	Duke Realty Corp.	204,996	3,196
	Senior Housing Properties Trust	120,601	3,127
	First Republic Bank	79,641	3,065
*	Ocwen Financial Corp.	73,490	3,029
	DDR Corp.	181,112	3,016
	Regency Centers Corp.	58,526	2,974
	Alexandria Real Estate Equities Inc.	45,211	2,971
	Taubman Centers Inc.	38,759	2,913
	WR Berkley Corp.	69,813	2,853
	Liberty Property Trust	76,755	2,837
	SEI Investments Co.	99,635	2,833
	Extra Space Storage Inc.	67,481	2,829
	Apartment Investment & Management Co. Class A	92,925	2,791
	Hudson City Bancorp Inc.	303,192	2,777
	HCC Insurance Holdings Inc.	64,141	2,765
	Eaton Vance Corp.	73,510	2,763

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	American Campus Communities Inc.	67,219	2,733
	Starwood Property Trust Inc.	106,169	2,628
	National Retail Properties Inc.	76,128	2,619
	CBOE Holdings Inc.	56,041	2,614
	Jones Lang LaSalle Inc.	28,322	2,581
	Kilroy Realty Corp.	48,248	2,558
	Assurant Inc.	50,233	2,557
*	MSCI Inc. Class A	76,835	2,556
	Corrections Corp. of America	73,638	2,494
	Assured Guaranty Ltd.	111,493	2,460
	BRE Properties Inc.	49,047	2,453
	WP Carey Inc.	37,075	2,453
	NASDAQ OMX Group Inc.	74,061	2,428
	BioMed Realty Trust Inc.	118,988	2,407
*	Howard Hughes Corp.	21,449	2,404
*	SVB Financial Group	28,809	2,400
	Two Harbors Investment Corp.	233,585	2,394
	American Financial Group Inc.	48,737	2,384
	East West Bancorp Inc.	86,673	2,384
	Lazard Ltd. Class A	73,850	2,374
	Brown & Brown Inc.	73,560	2,372
	Cullen/Frost Bankers Inc.	35,503	2,371
	Legg Mason Inc.	75,739	2,349
	Hospitality Properties Trust	89,248	2,345
*	Signature Bank	28,203	2,341
	RenaissanceRe Holdings Ltd.	26,839	2,329
*	E*TRADE Financial Corp.	183,139	2,319
	Omega Healthcare Investors Inc.	74,234	2,303
	First Niagara Financial Group Inc.	226,510	2,281
	Weingarten Realty Investors	74,020	2,278
	Waddell & Reed Financial Inc. Class A	52,279	2,274
	Validus Holdings Ltd.	61,714	2,229
	Home Properties Inc.	33,442	2,186
	Douglas Emmett Inc.	86,361	2,155
	Commerce Bancshares Inc.	49,280	2,147
	CBL & Associates Properties Inc.	99,844	2,139
	FirstMerit Corp.	106,037	2,124
	Old Republic International Corp.	157,447	2,026
	Tanger Factory Outlet Centers	60,087	2,011
	Equity Lifestyle Properties Inc.	25,501	2,004
	Chimera Investment Corp.	656,705	1,970
	ProAssurance Corp.	37,432	1,952
	MFA Financial Inc.	230,968	1,952
	Protective Life Corp.	50,121	1,925
	Allied World Assurance Co. Holdings AG	20,989	1,921
	Piedmont Office Realty Trust Inc. Class A	107,080	1,915
*	Forest City Enterprises Inc. Class A	106,674	1,911
	Prosperity Bancshares Inc.	36,642	1,898
*	Popular Inc.	62,513	1,896
	Highwoods Properties Inc.	52,546	1,871
	City National Corp.	29,314	1,858
	Mid-America Apartment Communities Inc.	27,408	1,857
*	Liberty Ventures Class A	21,492	1,827
	CommonWealth REIT	75,629	1,749
	First Horizon National Corp.	155,665	1,743
	CNO Financial Group Inc.	134,420	1,742
	Post Properties Inc.	34,972	1,731
	Associated Banc-Corp	108,032	1,680
	RLJ Lodging Trust	74,571	1,677
	LPL Financial Holdings Inc.	44,307	1,673
*	Portfolio Recovery Associates Inc.	10,880	1,672
	Retail Properties of America Inc.	116,957	1,670
	Federated Investors Inc. Class B	60,061	1,646
	Hancock Holding Co.	54,508	1,639

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Aspen Insurance Holdings Ltd.	42,598	1,580
	Hatteras Financial Corp.	63,327	1,560
	Geo Group Inc.	45,516	1,545
	Susquehanna Bancshares Inc.	119,336	1,533
	LaSalle Hotel Properties	61,702	1,524
	EPR Properties	29,899	1,503
	American Realty Capital Properties Inc.	98,436	1,502
	Webster Financial Corp.	58,270	1,496
	Fulton Financial Corp.	128,507	1,475
	Healthcare Realty Trust Inc.	57,829	1,475
	Bank of Hawaii Corp.	28,601	1,439
	First American Financial Corp.	65,283	1,439
	Financial Engines Inc.	31,290	1,427
	Invesco Mortgage Capital Inc.	85,860	1,422
	StanCorp Financial Group Inc.	28,588	1,413
	Hanover Insurance Group Inc.	28,867	1,412
	Synovus Financial Corp.	481,274	1,405
	Corporate Office Properties Trust	54,806	1,398
	White Mountains Insurance Group Ltd.	2,387	1,372
*	Stifel Financial Corp.	38,335	1,367
	Primerica Inc.	36,249	1,357
	TCF Financial Corp.	95,567	1,355
	Endurance Specialty Holdings Ltd.	26,126	1,344
	Brandywine Realty Trust	98,942	1,338
	DCT Industrial Trust Inc.	186,143	1,331
	Erie Indemnity Co. Class A	16,693	1,330
*	MGIC Investment Corp.	216,223	1,312
	Sovran Self Storage Inc.	20,149	1,305
	American National Insurance Co.	13,108	1,304
	Washington Federal Inc.	68,735	1,298
	UMB Financial Corp.	23,308	1,298
	Medical Properties Trust Inc.	90,087	1,290
	Radian Group Inc.	110,470	1,284
	Lexington Realty Trust	109,431	1,278
	Mack-Cali Realty Corp.	51,382	1,258
*	Sunstone Hotel Investors Inc.	103,997	1,256
	Colonial Properties Trust	51,714	1,247
	CubeSmart	77,730	1,242
*	MBIA Inc.	92,936	1,237
	DiamondRock Hospitality Co.	125,380	1,169
	Washington REIT	43,303	1,165
	Platinum Underwriters Holdings Ltd.	20,295	1,161
	Valley National Bancorp	121,378	1,149
	NorthStar Realty Finance Corp.	125,892	1,146
	ARMOUR Residential REIT Inc.	241,367	1,137
	Ryman Hospitality Properties	28,823	1,124
*	ING US Inc.	41,484	1,123
	FNB Corp.	92,637	1,119
*	Texas Capital Bancshares Inc.	25,138	1,115
*	Alexander & Baldwin Inc.	28,026	1,114
	CapitalSource Inc.	118,572	1,112
	New Residential Investment Corp.	164,898	1,111
	First Financial Bankshares Inc.	19,569	1,089
	Sun Communities Inc.	21,847	1,087
	BankUnited Inc.	41,787	1,087
	Umpqua Holdings Corp.	72,278	1,085
	MarketAxess Holdings Inc.	23,144	1,082
	Capitol Federal Financial Inc.	88,742	1,077
	Home Loan Servicing Solutions Ltd.	44,581	1,069
	Potlatch Corp.	25,910	1,048
	CYS Investments Inc.	113,128	1,042
	Symetra Financial Corp.	64,496	1,031
	EastGroup Properties Inc.	18,313	1,030
	DuPont Fabros Technology Inc.	42,548	1,028

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Pebblebrook Hotel Trust	39,438	1,019
*	Altisource Portfolio Solutions SA	10,734	1,010
	First Industrial Realty Trust Inc.	66,519	1,009
	Glimcher Realty Trust	91,954	1,004
	Kemper Corp.	28,903	990
	Iberiabank Corp.	18,390	986
	Newcastle Investment Corp.	187,057	978
	Glacier Bancorp Inc.	43,859	973
*	Strategic Hotels & Resorts Inc.	107,732	955
	Equity One Inc.	41,863	947
	Cathay General Bancorp	46,406	944
	RLI Corp.	12,337	943
	BancorpSouth Inc.	52,579	931
*	St. Joe Co.	44,195	930
	PrivateBancorp Inc.	43,767	928
	MB Financial Inc.	34,420	922
	Bank of the Ozarks Inc.	20,998	910
	EverBank Financial Corp.	54,727	906
	Government Properties Income Trust	35,912	906
	Old National Bancorp	65,239	902
	Redwood Trust Inc.	52,914	900
*	First Cash Financial Services Inc.	18,273	899
*	Western Alliance Bancorp	55,403	877
	Acadia Realty Trust	35,177	869
	Wintrust Financial Corp.	22,679	868
	United Bankshares Inc.	32,814	868
	BOK Financial Corp.	13,540	867
	LTC Properties Inc.	22,167	866
	Trustmark Corp.	35,001	860
	PS Business Parks Inc.	11,891	858
	Northwest Bancshares Inc.	63,235	854
	Argo Group International Holdings Ltd.	20,122	853
	Cash America International Inc.	18,647	848
*	Virtus Investment Partners Inc.	4,759	839
	Janus Capital Group Inc.	97,745	832
	Colony Financial Inc.	41,584	827
	Montpelier Re Holdings Ltd.	32,505	813
	National Health Investors Inc.	13,552	811
	Selective Insurance Group Inc.	35,166	810
	BBCN Bancorp Inc.	56,185	799
	PennyMac Mortgage Investment Trust	37,534	790
	Mercury General Corp.	17,923	788
	Columbia Banking System Inc.	33,048	787
	International Bancshares Corp.	34,738	784
	Capstead Mortgage Corp.	64,636	782
	National Penn Bancshares Inc.	76,627	779
	Pennsylvania REIT	40,828	771
	Education Realty Trust Inc.	75,335	771
	Spirit Realty Capital Inc.	43,367	768
*	WisdomTree Investments Inc.	65,288	755
	Westamerica Bancorporation	16,512	754
*	Walter Investment Management Corp.	22,194	750
	Greenhill & Co. Inc.	16,405	750
	Healthcare Trust of America Inc. Class A	66,805	750
	American Assets Trust Inc.	24,175	746
	Community Bank System Inc.	24,168	746
	First Midwest Bancorp Inc.	53,742	737
*	National Financial Partners Corp.	28,974	733
	Amtrust Financial Services Inc.	20,392	728
*	Zillow Inc. Class A	12,909	727
	Horace Mann Educators Corp.	29,770	726
	Home BancShares Inc.	27,320	710
	PacWest Bancorp	22,953	704
*	Enstar Group Ltd.	5,289	703

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Astoria Financial Corp.	65,161	702
	American Capital Mortgage Investment Corp.	38,728	696
	CVB Financial Corp.	59,093	695
*	iStar Financial Inc.	58,599	662
	Cousins Properties Inc.	64,471	651
	Investors Bancorp Inc.	30,717	648
	Franklin Street Properties Corp.	49,038	647
	Provident Financial Services Inc.	40,366	637
	OFG Bancorp	34,884	632
*	TFS Financial Corp.	56,252	630
*	World Acceptance Corp.	7,207	627
	Tower Group International Ltd.	30,019	616
*	First BanCorp	85,320	604
	Sabra Health Care REIT Inc.	23,115	604
	Inland Real Estate Corp.	58,947	602
	Nelnet Inc. Class A	16,571	598
*	Pinnacle Financial Partners Inc.	23,253	598
	Employers Holdings Inc.	24,251	593
	Boston Private Financial Holdings Inc.	55,396	589
	First Financial Bancorp	39,216	584
	First Citizens BancShares Inc. Class A	3,017	579
*	Ambac Financial Group Inc.	24,000	572
	American Equity Investment Life Holding Co.	36,316	570
	Evercore Partners Inc. Class A	14,471	568
	Chesapeake Lodging Trust	26,967	561
	Sterling Financial Corp.	23,477	558
	Anworth Mortgage Asset Corp.	98,398	551
	Hersha Hospitality Trust Class A	96,834	546
	WesBanco Inc.	20,476	541
	NBT Bancorp Inc.	25,522	540
*	FelCor Lodging Trust Inc.	90,852	537
*	Encore Capital Group Inc.	16,077	532
	Ramco-Gershenson Properties Trust	33,580	522
*	Hilltop Holdings Inc.	31,628	519
	Park National Corp.	7,528	518
*	Navigators Group Inc.	9,026	515
*	Credit Acceptance Corp.	4,854	510
	Infinity Property & Casualty Corp.	8,531	510
*	Ezcorp Inc. Class A	29,824	503
*	Knight Capital Group Inc. Class A	139,847	502
	Oritani Financial Corp.	31,918	500
*	Forestar Group Inc.	24,792	497
	First Commonwealth Financial Corp.	63,608	469
	Hudson Pacific Properties Inc.	21,932	467
*	Hanmi Financial Corp.	26,319	465
	Investors Real Estate Trust	53,842	463
	Interactive Brokers Group Inc.	28,884	461
	AMERISAFE Inc.	14,125	458
	Ashford Hospitality Trust Inc.	39,825	456
*	Nationstar Mortgage Holdings Inc.	12,100	453
	Retail Opportunity Investments Corp.	32,143	447
	Kennedy-Wilson Holdings Inc.	26,583	442
*	DFC Global Corp.	31,947	441
	City Holding Co.	11,253	438
	National Bank Holdings Corp. Class A	21,875	431
	STAG Industrial Inc.	21,511	429
	TrustCo Bank Corp. NY	78,116	425
	Getty Realty Corp.	20,563	425
*	NetSpend Holdings Inc.	26,525	424
*	Piper Jaffray Cos.	13,216	418
	Associated Estates Realty Corp.	25,872	416
	Saul Centers Inc.	9,308	414
*	Bancorp Inc.	27,569	413
	Independent Bank Corp.	11,788	407

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Chemical Financial Corp.	15,552	404
	SCBT Financial Corp.	7,994	403
*	Central Pacific Financial Corp.	22,211	400
	HFF Inc. Class A	22,257	396
*	Greenlight Capital Re Ltd. Class A	16,027	393
*	Trulia Inc.	12,600	392
*	Investment Technology Group Inc.	27,896	390
	Resource Capital Corp.	63,259	389
	FBL Financial Group Inc. Class A	8,929	389
*	Move Inc.	30,269	388
	Renasant Corp.	15,869	386
	ViewPoint Financial Group Inc.	18,465	384
	Select Income REIT	13,700	384
	Alexander's Inc.	1,287	378
	RAIT Financial Trust	49,970	376
	Dynex Capital Inc.	36,717	374
	Wilshire Bancorp Inc.	56,316	373
	Campus Crest Communities Inc.	31,600	365
	Rouse Properties Inc.	18,538	364
	Brookline Bancorp Inc.	41,790	363
	First Potomac Realty Trust	27,756	363
	Cohen & Steers Inc.	10,278	349
	Dime Community Bancshares Inc.	22,555	346
	Winthrop Realty Trust	28,407	342
	Apollo Residential Mortgage Inc.	20,724	342
	CapLease Inc.	40,327	340
*	Virginia Commerce Bancorp Inc.	24,220	338
	Berkshire Hills Bancorp Inc.	12,121	336
	Community Trust Bancorp Inc.	9,446	336
	BGC Partners Inc. Class A	56,711	334
	Parkway Properties Inc.	19,857	333
	Cardinal Financial Corp.	22,505	329
	Safety Insurance Group Inc.	6,722	326
	Coresite Realty Corp.	10,210	325
	United Fire Group Inc.	13,023	323
*	Ameris Bancorp	19,124	322
	Southside Bancshares Inc.	13,394	320
	Universal Health Realty Income Trust	7,357	317
	Excel Trust Inc.	24,769	317
	Banner Corp.	9,365	316
	Flushing Financial Corp.	19,219	316
	Lakeland Financial Corp.	11,037	306
	S&T Bancorp Inc.	15,525	304
*	Artisan Partners Asset Management Inc.	6,061	303
	Blackstone Mortgage Trust Inc. Class A	11,921	294
*	Safeguard Scientifics Inc.	18,279	293
	Rockville Financial Inc.	22,386	293
	StellarOne Corp.	14,787	291
	Trico Bancshares	13,606	290
*	United Community Banks Inc.	23,360	290
	Meadowbrook Insurance Group Inc.	35,761	287
	Summit Hotel Properties Inc.	29,836	282
	First Merchants Corp.	16,338	280
	Medallion Financial Corp.	20,116	280
*	Metro Bancorp Inc.	13,860	278
	Maiden Holdings Ltd.	24,537	275
	Sandy Spring Bancorp Inc.	12,580	272
	Northfield Bancorp Inc.	22,977	269
*	Beneficial Mutual Bancorp Inc.	31,911	268
*	Southwest Bancorp Inc.	20,229	267
	Arlington Asset Investment Corp. Class A	9,927	265
	Urstadt Biddle Properties Inc. Class A	13,096	264
	State Bank Financial Corp.	17,249	259
	GFI Group Inc.	66,296	259

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Walker & Dunlop Inc.	14,791	259
	Univest Corp. of Pennsylvania	13,499	257
	AG Mortgage Investment Trust Inc.	13,585	256
*	BofI Holding Inc.	5,565	255
*	FBR & Co.	10,084	255
	Apollo Commercial Real Estate Finance Inc.	16,001	254
*	Eagle Bancorp Inc.	11,335	254
	First Busey Corp.	55,987	252
*	NewStar Financial Inc.	18,695	249
*	American Residential Properties Inc.	14,359	247
	Silver Bay Realty Trust Corp.	14,792	245
	1st Source Corp.	10,242	243
	1st United Bancorp Inc.	36,085	242
	First Financial Corp.	7,806	242
*	eHealth Inc.	10,600	241
	Kite Realty Group Trust	39,890	241
	Republic Bancorp Inc. Class A	10,781	236
	Provident New York Bancorp	25,130	235
	Tompkins Financial Corp.	5,120	231
*	Flagstar Bancorp Inc.	16,489	230
	Simmons First National Corp. Class A	8,764	229
	Stewart Information Services Corp.	8,708	228
	Bancfirst Corp.	4,860	226
	National Bankshares Inc.	6,344	225
*	Green Dot Corp. Class A	11,252	224
*	Taylor Capital Group Inc.	13,274	224
	First Community Bancshares Inc.	14,246	223
*	Ladenburg Thalmann Financial Services Inc.	134,754	222
	Ames National Corp.	9,754	222
	Enterprise Financial Services Corp.	13,818	221
*	Tejon Ranch Co.	7,722	220
	TowneBank	14,752	217
	Citizens & Northern Corp.	11,216	217
	Gladstone Commercial Corp.	11,598	216
	Lakeland Bancorp Inc.	20,698	216
*	PICO Holdings Inc.	10,276	215
*	Suffolk Bancorp	13,005	213
	WSFS Financial Corp.	4,038	212
	National Western Life Insurance Co. Class A	1,114	212
	Bryn Mawr Bank Corp.	8,806	211
	German American Bancorp Inc.	9,278	209
	MainSource Financial Group Inc.	15,307	206
*	Heritage Commerce Corp.	28,758	201
*	TESARO Inc.	6,133	201
*	MoneyGram International Inc.	8,836	200
*	Cowen Group Inc. Class A	67,701	196
*	Sun Bancorp Inc.	57,562	195
*	Seacoast Banking Corp. of Florida	88,489	195
	Washington Trust Bancorp Inc.	6,773	193
*	Citizens Inc. Class A	31,923	191
	Marlin Business Services Corp.	8,375	191
	Consolidated-Tomoka Land Co.	4,991	190
	Westfield Financial Inc.	26,868	188
*	Bridge Capital Holdings	11,811	187
	Union First Market Bankshares Corp.	9,054	186
	Cedar Realty Trust Inc.	35,306	183
*	United Community Financial Corp.	39,206	182
	First Bancorp	12,921	182
	Guaranty Bancorp	15,830	180
^	New York Mortgage Trust Inc.	25,800	175
	Western Asset Mortgage Capital Corp.	10,000	175
	Peoples Bancorp Inc.	8,225	173
*	Gramercy Property Trust Inc.	37,816	170
	Bank Mutual Corp.	30,162	170

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Heartland Financial USA Inc.	6,154	169
	FXCM Inc. Class A	10,249	168
*	Global Indemnity plc	7,132	168
	SY Bancorp Inc.	6,823	167
*	Waterstone Financial Inc.	15,579	158
*	Preferred Bank	9,491	156
	CFS Bancorp Inc.	14,578	156
	First Financial Northwest Inc.	15,135	156
	OneBeacon Insurance Group Ltd. Class A	10,739	156
*	Capital Bank Financial Corp.	8,126	154
	Merchants Bancshares Inc.	5,163	153
*	OmniAmerican Bancorp Inc.	6,883	152
	MetroCorp Bancshares Inc.	15,000	146
	First Financial Holdings Inc.	6,851	145
	Hudson Valley Holding Corp.	8,526	145
	Westwood Holdings Group Inc.	3,373	145
	Agree Realty Corp.	4,855	143
	Great Southern Bancorp Inc.	5,104	138
	CoBiz Financial Inc.	16,515	137
	Monmouth Real Estate Investment Corp. Class A	13,830	137
	One Liberty Properties Inc.	6,187	136
	ESB Financial Corp.	11,148	135
	CyrusOne Inc.	6,500	135
*	INTL. FCStone Inc.	7,701	134
	BankFinancial Corp.	15,767	134
*	MPG Office Trust Inc.	42,509	133
*	Doral Financial Corp.	159,434	132
	Financial Institutions Inc.	7,107	131
	Arrow Financial Corp.	5,261	130
	First Bancorp Inc.	7,436	130
	Aviv REIT Inc.	5,105	129
	Sterling Bancorp	11,105	129
	GAMCO Investors Inc.	2,323	129
*	Altisource Residential Corp.	7,631	127
	Tree.com Inc.	7,430	127
	ESSA Bancorp Inc.	11,543	127
*	Macatawa Bank Corp.	24,939	126
	Center Bancorp Inc.	9,838	125
*	Hampton Roads Bankshares Inc.	93,962	121
*	Phoenix Cos. Inc.	2,817	121
	State Auto Financial Corp.	6,441	117
	Chatham Lodging Trust	6,793	117
	Calamos Asset Management Inc. Class A	10,993	115
	Camden National Corp.	3,245	115
*	Synergy Resources Corp.	15,481	113
	First Interstate Bancsystem Inc.	5,425	112
*	Consumer Portfolio Services Inc.	14,900	109
	Territorial Bancorp Inc.	4,784	108
	West Bancorporation Inc.	9,152	108
	OceanFirst Financial Corp.	6,912	107
	Northrim BanCorp Inc.	4,388	106
	Oppenheimer Holdings Inc. Class A	5,519	105
*	SWS Group Inc.	19,275	105
	EMC Insurance Group Inc.	3,988	105
	Centerstate Banks Inc.	11,805	102
	Provident Financial Holdings Inc.	6,338	101
	Penns Woods Bancorp Inc.	2,387	100
	Terreno Realty Corp.	5,381	100
	Peapack Gladstone Financial Corp.	5,610	98
*	CIFC Corp.	12,808	97
	Washington Banking Co.	6,749	96
	Eastern Insurance Holdings Inc.	5,106	96
*	HomeTrust Bancshares Inc.	5,500	93
	Fox Chase Bancorp Inc.	5,447	93

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	United Financial Bancorp Inc.	5,953	90
	Federal Agricultural Mortgage Corp. Class A	3,500	90
	Donegal Group Inc. Class A	6,422	90
*	American Safety Insurance Holdings Ltd.	2,883	83
	Pulaski Financial Corp.	8,623	82
	Intersections Inc.	9,353	82
	Heritage Financial Corp.	5,569	82
*	Intervest Bancshares Corp. Class A	12,083	81
*	First Marblehead Corp.	67,951	80
	HCI Group Inc.	2,600	80
	Sierra Bancorp	5,207	77
	American National Bankshares Inc.	3,239	75
	UMH Properties Inc.	7,300	75
*	Pacific Mercantile Bancorp	12,873	74
	Century Bancorp Inc. Class A	2,107	74
	Baldwin & Lyons Inc.	2,995	73
*	NewBridge Bancorp	11,952	72
	Diamond Hill Investment Group Inc.	834	71
	Arbor Realty Trust Inc.	11,271	71
	Cape Bancorp Inc.	7,322	70
*	Performant Financial Corp.	6,000	70
*	FNB United Corp.	8,446	69
*	BBX Capital Corp.	5,230	68
	Home Federal Bancorp Inc.	5,290	67
	Pacific Continental Corp.	5,542	65
	JMP Group Inc.	9,836	65
	HF Financial Corp.	5,010	65
	First Connecticut Bancorp Inc.	4,669	65
*	Blackhawk Network Holdings Inc.	2,800	65
	Asta Funding Inc.	7,505	65
*	Reis Inc.	3,475	64
	First Defiance Financial Corp.	2,812	63
	Simplicity Bancorp Inc.	4,371	63
	Whitestone REIT	4,000	63
	Thomas Properties Group Inc.	11,860	63
	First M&F Corp.	3,952	62
	First of Long Island Corp.	1,878	62
	Resource America Inc. Class A	7,178	61
	Charter Financial Corp.	5,978	60
	HomeStreet Inc.	2,800	60
	Investors Title Co.	812	58
*	Capital City Bank Group Inc.	4,949	57
	CNB Financial Corp.	3,343	57
*	Park Sterling Corp.	9,477	56
	Mercantile Bank Corp.	3,113	56
	Bank of Marin Bancorp	1,395	56
*	AV Homes Inc.	3,128	55
	Franklin Financial Corp.	3,011	54
	Federal Agricultural Mortgage Corp.	1,811	52
*	Home Bancorp Inc.	2,733	51
	MidSouth Bancorp Inc.	3,241	50
	Kansas City Life Insurance Co.	1,298	50
	Independence Holding Co.	4,185	49
*	Market Leader Inc.	4,600	49
	Manning & Napier Inc.	2,760	49
	Bridge Bancorp Inc.	2,002	45
	Codorus Valley Bancorp Inc.	2,411	42
	MutualFirst Financial Inc.	2,926	41
	Unity Bancorp Inc.	5,863	41
*	Independent Bank Corp.	6,486	41
	PMC Commercial Trust	4,948	41
*	Gleacher & Co. Inc.	2,732	38
	HopFed Bancorp Inc.	3,515	38
*	PennyMac Financial Services Inc. Class A	1,750	37

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	National Interstate Corp.	1,253	37
*	Old Second Bancorp Inc.	6,115	34
*	Orrstown Financial Services Inc.	2,523	32
	Life Partners Holdings Inc.	10,173	31
*	Jefferson Bancshares Inc.	5,500	31
*	Farmers Capital Bank Corp.	1,430	31
*	First Acceptance Corp.	18,537	30
	TF Financial Corp.	1,219	30
	Universal Insurance Holdings Inc.	4,200	30
*	Fidelity Southern Corp.	2,384	29
	Cheviot Financial Corp.	2,571	29
*	Republic First Bancorp Inc.	10,119	29
	Pzena Investment Management Inc. Class A	4,277	28
	Hawthorn Bancshares Inc.	2,207	27
	Gain Capital Holdings Inc.	4,219	27
*	Eastern Virginia Bankshares Inc.	5,267	26
	Bank of Kentucky Financial Corp.	912	26
	Meta Financial Group Inc.	976	26
	US Global Investors Inc. Class A	12,153	26
	Bar Harbor Bankshares	695	25
	QCR Holdings Inc.	1,647	25
*	Tristate Capital Holdings Inc.	1,757	24
	SI Financial Group Inc.	2,146	24
*	Shore Bancshares Inc.	3,101	23
*	Atlanticus Holdings Corp.	6,358	23
	First Pactrust Bancorp Inc.	1,647	22
	C&F Financial Corp.	395	22
*	North Valley Bancorp	1,309	22
	Premier Financial Bancorp Inc.	1,706	21
	Ameriana Bancorp	2,003	21
*	NASB Financial Inc.	739	19
	Clifton Savings Bancorp Inc.	1,535	18
	Berkshire Bancorp Inc.	2,000	16
*	Fortegra Financial Corp.	2,256	16
	MidWestOne Financial Group Inc.	642	15
	Peoples Bancorp of North Carolina Inc.	1,166	15
	Heritage Financial Group Inc.	955	14
	Middleburg Financial Corp.	698	13
*	American Independence Corp.	1,827	13
	Hingham Institution for Savings	178	12
*	Yadkin Financial Corp.	766	11
	Evans Bancorp Inc.	602	11
	JAVELIN Mortgage Investment Corp.	700	10
	Wayne Savings Bancshares Inc.	917	9
*	Riverview Bancorp Inc.	3,447	9
*	Hallmark Financial Services Inc.	830	8
	Institutional Financial Markets Inc.	2,883	7
	Armada Hoffler Properties Inc.	511	6
	QC Holdings Inc.	2,008	6
	California First National Bancorp	342	6
*	Royal Bancshares of Pennsylvania Inc.	4,060	6
	SB Financial Group Inc.	700	5
	Salisbury Bancorp Inc.	198	5
*	Arrowhead Research Corp.	1,518	3
	Alliance Bancorp Inc. of Pennsylvania	200	3
*	ZipRealty Inc.	900	3
*	Vestin Realty Mortgage II Inc.	1,269	2
	United Bancorp Inc.	287	2
*	Maui Land & Pineapple Co. Inc.	499	2
	Northeast Bancorp	100	1
*	Valley National Bancorp Warrants Exp. 6/30/2015	570	—
			2,131,432
Health Care (7.0%)
	Johnson & Johnson	1,789,580	153,653

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Pfizer Inc.	4,262,313	119,387
	Merck & Co. Inc.	1,923,822	89,362
*	Gilead Sciences Inc.	971,805	49,766
	Amgen Inc.	477,757	47,136
	Bristol-Myers Squibb Co.	1,046,465	46,767
	UnitedHealth Group Inc.	649,791	42,548
	AbbVie Inc.	1,008,996	41,712
	Abbott Laboratories	993,191	34,643
	Medtronic Inc.	647,290	33,316
*	Biogen Idec Inc.	151,235	32,546
*	Express Scripts Holding Co.	522,387	32,226
	Eli Lilly & Co.	647,759	31,818
*	Celgene Corp.	265,683	31,061
	Baxter International Inc.	346,199	23,981
	Thermo Fisher Scientific Inc.	229,523	19,425
	Covidien plc	300,905	18,909
	Allergan Inc.	196,680	16,568
	WellPoint Inc.	192,062	15,718
	Aetna Inc.	241,321	15,334
	Cigna Corp.	182,414	13,223
*	Intuitive Surgical Inc.	25,654	12,996
	Becton Dickinson and Co.	124,129	12,268
	Stryker Corp.	181,929	11,767
*	Alexion Pharmaceuticals Inc.	124,640	11,497
*	Vertex Pharmaceuticals Inc.	141,563	11,307
*	Regeneron Pharmaceuticals Inc.	49,080	11,037
*	Actavis Inc.	80,665	10,182
	Zoetis Inc.	318,743	9,846
	Humana Inc.	101,081	8,529
	St. Jude Medical Inc.	181,034	8,261
*	Life Technologies Corp.	110,214	8,157
	Zimmer Holdings Inc.	108,019	8,095
*	Boston Scientific Corp.	865,639	8,024
*	DaVita HealthCare Partners Inc.	64,231	7,759
*	Mylan Inc.	244,762	7,595
	Perrigo Co.	57,022	6,900
*	Forest Laboratories Inc.	153,238	6,283
	HCA Holdings Inc.	170,979	6,166
	Quest Diagnostics Inc.	100,903	6,118
*	Onyx Pharmaceuticals Inc.	46,470	6,105
*	Laboratory Corp. of America Holdings	59,491	5,955
*	Illumina Inc.	79,307	5,935
	CR Bard Inc.	51,448	5,591
*	Henry Schein Inc.	56,056	5,367
*	CareFusion Corp.	142,242	5,242
*	Waters Corp.	52,154	5,218
*	BioMarin Pharmaceutical Inc.	88,940	4,962
*	Edwards Lifesciences Corp.	72,753	4,889
*	Varian Medical Systems Inc.	69,608	4,695
	ResMed Inc.	91,828	4,144
*	Hospira Inc.	105,969	4,060
	Universal Health Services Inc. Class B	57,889	3,876
	DENTSPLY International Inc.	91,471	3,747
	Cooper Cos. Inc.	30,974	3,687
*	Hologic Inc.	172,039	3,320
*	IDEXX Laboratories Inc.	34,801	3,124
*	Tenet Healthcare Corp.	66,718	3,076
*	Pharmacyclics Inc.	37,207	2,957
*	MEDNAX Inc.	32,192	2,948
	Warner Chilcott plc Class A	144,788	2,878
*	Covance Inc.	35,730	2,720
	Community Health Systems Inc.	57,229	2,683
*	Endo Health Solutions Inc.	71,715	2,638
*	Health Management Associates Inc. Class A	157,329	2,473

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Salix Pharmaceuticals Ltd.	37,353	2,471
*	Alkermes plc	85,903	2,464
*	Sirona Dental Systems Inc.	34,971	2,304
*	Medivation Inc.	45,631	2,245
*	Seattle Genetics Inc.	66,015	2,077
*	Jazz Pharmaceuticals plc	29,943	2,058
	Teleflex Inc.	26,227	2,032
*	Cubist Pharmaceuticals Inc.	41,372	1,998
*	Ariad Pharmaceuticals Inc.	111,665	1,953
	Patterson Cos. Inc.	50,969	1,916
*	United Therapeutics Corp.	28,561	1,880
*	Isis Pharmaceuticals Inc.	69,189	1,859
*	Team Health Holdings Inc.	43,878	1,802
*	Centene Corp.	33,047	1,734
*	Incyte Corp. Ltd.	78,305	1,723
*	Theravance Inc.	44,526	1,716
*	PAREXEL International Corp.	36,372	1,671
*	Brookdale Senior Living Inc. Class A	62,588	1,655
	Techne Corp.	22,674	1,566
	Questcor Pharmaceuticals Inc.	34,295	1,559
*	Align Technology Inc.	41,915	1,553
*	WellCare Health Plans Inc.	27,871	1,548
	STERIS Corp.	35,837	1,537
*	HealthSouth Corp.	53,028	1,527
*	Health Net Inc.	47,954	1,526
	West Pharmaceutical Services Inc.	21,116	1,484
*	Cepheid Inc.	42,681	1,469
*	Bio-Rad Laboratories Inc. Class A	12,620	1,416
*	LifePoint Hospitals Inc.	28,587	1,396
*	Haemonetics Corp.	33,502	1,385
*	Myriad Genetics Inc.	51,485	1,383
	Owens & Minor Inc.	40,465	1,369
*	HMS Holdings Corp.	55,812	1,300
	Hill-Rom Holdings Inc.	38,581	1,299
*	Charles River Laboratories International Inc.	31,383	1,288
*	Alere Inc.	49,376	1,210
*	ViroPharma Inc.	41,834	1,199
*	Thoratec Corp.	36,773	1,151
*	Medicines Co.	35,767	1,100
*,^	Arena Pharmaceuticals Inc.	141,709	1,091
*	Alnylam Pharmaceuticals Inc.	34,589	1,073
	Healthcare Services Group Inc.	42,525	1,043
*	Bruker Corp.	64,090	1,035
*	Insulet Corp.	32,491	1,021
*	Aegerion Pharmaceuticals Inc.	15,504	982
*	Magellan Health Services Inc.	17,346	973
*	DexCom Inc.	42,719	959
*	Prestige Brands Holdings Inc.	32,879	958
*	Cyberonics Inc.	18,047	938
*	ImmunoGen Inc.	54,848	910
*	HeartWare International Inc.	9,436	897
*	ACADIA Pharmaceuticals Inc.	48,203	875
*	NPS Pharmaceuticals Inc.	57,760	872
*	Nektar Therapeutics	75,403	871
*	Acorda Therapeutics Inc.	26,091	861
*	Impax Laboratories Inc.	42,482	848
*	Vivus Inc.	66,278	834
*	Neogen Corp.	14,455	803
*	Wright Medical Group Inc.	29,652	777
	Air Methods Corp.	22,835	774
	Abaxis Inc.	15,917	756
	Masimo Corp.	35,664	756
*	Amsurg Corp. Class A	21,341	749
*	Globus Medical Inc.	42,584	718

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	NuVasive Inc.	28,776	713
	PDL BioPharma Inc.	91,901	709
*	Celldex Therapeutics Inc.	44,147	689
*	Hanger Inc.	21,166	669
*	Sarepta Therapeutics Inc.	17,529	667
*	Volcano Corp.	35,729	648
*	Acadia Healthcare Co. Inc.	19,500	645
*	Santarus Inc.	30,345	639
*	Akorn Inc.	47,227	639
*	Molina Healthcare Inc.	16,456	612
	CONMED Corp.	19,409	606
*	Quintiles Transnational Holdings Inc.	14,129	601
*	Neurocrine Biosciences Inc.	43,442	581
*	Halozyme Therapeutics Inc.	72,518	576
*,^	Opko Health Inc.	80,560	572
*	Bio-Reference Labs Inc.	19,881	572
*	ICU Medical Inc.	7,806	562
	Analogic Corp.	7,680	559
*	MannKind Corp.	85,976	559
*	Puma Biotechnology Inc.	12,543	557
	Meridian Bioscience Inc.	25,645	551
*	ArthroCare Corp.	15,866	548
*	ABIOMED Inc.	25,058	540
*	Quidel Corp.	20,812	531
*	Spectranetics Corp.	28,352	530
*	Capital Senior Living Corp.	22,028	526
*	Auxilium Pharmaceuticals Inc.	31,559	525
*	Omnicell Inc.	25,402	522
*	Momenta Pharmaceuticals Inc.	34,498	520
*	Ligand Pharmaceuticals Inc. Class B	13,865	519
*	Endologix Inc.	39,016	518
*	Infinity Pharmaceuticals Inc.	31,827	517
*	Ironwood Pharmaceuticals Inc. Class A	51,778	515
*	Luminex Corp.	24,212	499
*,^	Dendreon Corp.	120,478	496
*	Exact Sciences Corp.	35,438	493
*	Emeritus Corp.	21,044	488
*	InterMune Inc.	50,406	485
*	AVANIR Pharmaceuticals Inc.	104,193	479
*	Clovis Oncology Inc.	7,137	478
*	Integra LifeSciences Holdings Corp.	12,862	471
*,^	Exelixis Inc.	102,591	466
*	BioScrip Inc.	27,477	453
*	IPC The Hospitalist Co. Inc.	8,690	446
*	NxStage Medical Inc.	31,046	443
*	Optimer Pharmaceuticals Inc.	30,601	443
*	Healthways Inc.	25,320	440
*	Pacira Pharmaceuticals Inc.	15,084	437
*	Lexicon Pharmaceuticals Inc.	196,147	426
*	Kindred Healthcare Inc.	30,465	400
	Cantel Medical Corp.	11,537	391
*	Sequenom Inc.	89,808	378
*	Vanguard Health Systems Inc.	17,993	373
*	Cynosure Inc. Class A	14,058	365
*	Accuray Inc.	60,549	348
*	Immunomedics Inc.	63,470	345
*	Achillion Pharmaceuticals Inc.	41,679	341
	Ensign Group Inc.	9,570	337
*	Sangamo Biosciences Inc.	43,145	337
*	Corvel Corp.	11,354	332
*	Endocyte Inc.	25,191	331
*	Orexigen Therapeutics Inc.	55,475	325
*	Natus Medical Inc.	23,558	322
	Invacare Corp.	22,386	321

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	AMAG Pharmaceuticals Inc.	14,059	313
*	Idenix Pharmaceuticals Inc.	85,895	310
*	Synergy Pharmaceuticals Inc.	71,527	309
*	Merit Medical Systems Inc.	27,628	308
*	Orthofix International NV	10,970	295
*	Keryx Biopharmaceuticals Inc.	39,439	295
*	PharMerica Corp.	21,138	293
	Spectrum Pharmaceuticals Inc.	37,874	283
*	Synageva BioPharma Corp.	6,508	273
	US Physical Therapy Inc.	9,706	268
*	Furiex Pharmaceuticals Inc.	7,664	261
*	Curis Inc.	81,568	260
*	Accretive Health Inc.	24,000	259
*	Sciclone Pharmaceuticals Inc.	51,583	256
*	Threshold Pharmaceuticals Inc.	48,500	255
*	Merrimack Pharmaceuticals Inc.	37,677	254
*	Cardiovascular Systems Inc.	11,933	253
*	Vical Inc.	80,160	251
*	Genomic Health Inc.	7,851	249
*	Array BioPharma Inc.	52,460	238
	National Healthcare Corp.	4,971	238
*	XOMA Corp.	64,870	235
*	Triple-S Management Corp. Class B	10,944	235
*	HealthStream Inc.	9,220	233
*	MiMedx Group Inc.	32,893	232
*	Anika Therapeutics Inc.	13,358	227
*	Gentiva Health Services Inc.	22,578	225
*	Depomed Inc.	39,879	224
	Select Medical Holdings Corp.	27,255	223
*	AcelRx Pharmaceuticals Inc.	24,100	223
*	MAKO Surgical Corp.	18,495	223
*	Emergent Biosolutions Inc.	14,739	213
*	Affymetrix Inc.	47,830	212
*	Staar Surgical Co.	20,857	212
*,^	Peregrine Pharmaceuticals Inc.	161,099	208
*	GenMark Diagnostics Inc.	19,800	205
*	Antares Pharma Inc.	49,102	204
*	Amedisys Inc.	17,343	202
*	RTI Biologics Inc.	53,268	200
*	Chelsea Therapeutics International Ltd.	86,316	199
*	GTx Inc.	29,924	197
*	Zogenix Inc.	115,107	197
*	AVEO Pharmaceuticals Inc.	76,039	190
*	Rigel Pharmaceuticals Inc.	56,833	190
	Hi-Tech Pharmacal Co. Inc.	5,631	187
*	AngioDynamics Inc.	16,480	186
*	Albany Molecular Research Inc.	15,491	184
	Universal American Corp.	20,228	180
*	Cytokinetics Inc.	15,316	177
*	Raptor Pharmaceutical Corp.	18,789	176
*,^	Navidea Biopharmaceuticals Inc.	64,777	173
*	Assisted Living Concepts Inc. Class A	14,423	172
*	Tornier NV	9,693	170
*	Astex Pharmaceuticals	41,117	169
*	Cadence Pharmaceuticals Inc.	24,509	167
*	Symmetry Medical Inc.	19,705	166
*	Progenics Pharmaceuticals Inc.	36,857	164
*	MEI Pharma Inc.	22,200	158
*	Cerus Corp.	35,676	158
*	Dyax Corp.	45,556	158
*	LHC Group Inc.	8,033	157
*	Lannett Co. Inc.	12,824	153
	CryoLife Inc.	24,270	152
	Atrion Corp.	694	152

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Rochester Medical Corp.	10,205	150
*,^	BioCryst Pharmaceuticals Inc.	95,835	149
*	Dynavax Technologies Corp.	134,551	148
*	Fluidigm Corp.	8,431	147
*	Targacept Inc.	33,767	144
*	Repligen Corp.	17,009	140
*	OraSure Technologies Inc.	35,479	138
*	Geron Corp.	91,251	137
*	Biolase Inc.	38,203	137
*	Novavax Inc.	66,616	137
*	Solta Medical Inc.	58,022	132
*	SurModics Inc.	6,580	132
*	Alphatec Holdings Inc.	62,759	129
*	Synta Pharmaceuticals Corp.	25,345	126
*	Chindex International Inc.	7,782	126
*	Five Star Quality Care Inc.	22,405	126
*	Durect Corp.	115,966	122
*,^	Unilife Corp.	37,990	120
*	NewLink Genetics Corp.	6,031	119
*,^	ZIOPHARM Oncology Inc.	55,207	116
*	XenoPort Inc.	22,998	114
*	Celsion Corp.	110,400	113
*	Exactech Inc.	5,675	112
*,^	StemCells Inc.	66,766	110
	Pain Therapeutics Inc.	49,541	109
*	Amicus Therapeutics Inc.	45,414	106
*	Corcept Therapeutics Inc.	60,515	105
*	Osiris Therapeutics Inc.	10,227	103
*	Northwest Biotherapeutics Inc.	29,878	100
*	Repros Therapeutics Inc.	5,256	97
*	Neuralstem Inc.	63,487	95
*	Medical Action Industries Inc.	11,756	91
*,^	Biotime Inc.	22,685	90
*	Insmed Inc.	7,311	87
*	Intercept Pharmaceuticals Inc.	1,900	85
*	Arqule Inc.	36,032	84
*,^	Galena Biopharma Inc.	36,836	82
*	ChemoCentryx Inc.	5,700	81
*,^	Affymax Inc.	77,400	80
*	Acura Pharmaceuticals Inc.	42,396	80
*	Anacor Pharmaceuticals Inc.	14,145	79
*	Pozen Inc.	15,678	79
*	Trius Therapeutics Inc.	9,500	77
*	Hansen Medical Inc.	52,781	76
*	Oncothyreon Inc.	47,616	74
*	Supernus Pharmaceuticals Inc.	11,300	73
*	Vanda Pharmaceuticals Inc.	8,947	72
*	Harvard Bioscience Inc.	15,002	71
*	SIGA Technologies Inc.	23,958	68
	Enzon Pharmaceuticals Inc.	33,855	68
*	Zalicus Inc.	116,845	66
*	Sagent Pharmaceuticals Inc.	3,055	64
*	Vermillion Inc.	24,000	64
	Almost Family Inc.	3,364	64
*,^	TearLab Corp.	6,000	64
*	Vascular Solutions Inc.	4,150	61
	Psychemedics Corp.	5,340	57
*	EnteroMedics Inc.	50,225	57
*	Cyclacel Pharmaceuticals Inc.	19,123	56
*	Skilled Healthcare Group Inc.	7,829	52
*	Omeros Corp.	10,163	51
*	Cleveland Biolabs Inc.	32,299	51
*	Alexza Pharmaceuticals Inc.	11,556	50
	Maxygen Inc.	19,449	48

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Cumberland Pharmaceuticals Inc.	9,063	46
*	Cell Therapeutics Inc.	42,007	44
*	Alliance HealthCare Services Inc.	2,813	44
*	CardioNet Inc.	7,373	44
*	OncoGenex Pharmaceutical Inc.	4,401	43
*	BG Medicine Inc.	31,941	42
*	Coronado Biosciences Inc.	4,696	40
*	Cytori Therapeutics Inc.	17,311	40
*	Cutera Inc.	4,463	39
*	Biospecifics Technologies Corp.	2,292	36
*	Hyperion Therapeutics Inc.	1,600	35
*	KYTHERA Biopharmaceuticals Inc.	1,300	35
	Utah Medical Products Inc.	630	34
*	Inovio Pharmaceuticals Inc.	42,536	34
*	Catalyst Pharmaceutical Partners Inc.	37,100	33
*	AtriCure Inc.	3,429	33
*,^	Savient Pharmaceuticals Inc.	57,226	32
*	RadNet Inc.	11,986	32
*	TrovaGene Inc.	4,491	31
*	Apricus Biosciences Inc.	12,988	31
*	Transcept Pharmaceuticals Inc.	10,100	31
*	Wright Medical Group Inc. Rights Exp. 12/31/2049	11,147	30
*	Sunesis Pharmaceuticals Inc.	5,600	29
*	Enzo Biochem Inc.	13,621	28
*	Pacific Biosciences of California Inc.	11,021	28
*	Theragenics Corp.	13,219	27
*	Sucampo Pharmaceuticals Inc. Class A	4,106	27
*	Columbia Laboratories Inc.	40,148	26
*	LCA-Vision Inc.	8,549	26
*	Hooper Holmes Inc.	69,270	25
*	MELA Sciences Inc.	23,282	22
*	Athersys Inc.	12,200	20
*	PhotoMedex Inc.	1,200	19
*	CytRx Corp.	9,502	19
*	BSD Medical Corp.	14,039	19
	Heska Corp.	2,600	18
*	Ampio Pharmaceuticals Inc.	3,000	17
*	Novabay Pharmaceuticals Inc.	11,900	16
*	Cornerstone Therapeutics Inc.	1,995	16
*	Biosante Pharmaceuticals Inc.	14,250	14
*	ThermoGenesis Corp.	9,641	13
*	Alimera Sciences Inc.	2,578	13
*	Hemispherx Biopharma Inc.	55,442	12
*	Entremed Inc.	6,028	12
*	Medgenics Inc.	3,150	12
*	Agenus Inc.	3,040	12
*	Synergetics USA Inc.	2,643	10
*	Strategic Diagnostics Inc.	11,377	10
*	Bovie Medical Corp.	3,373	10
*	Synthetic Biologics Inc.	5,479	9
*	Aastrom Biosciences Inc.	20,330	8
*	Digirad Corp.	3,306	8
*	Derma Sciences Inc.	600	8
*	Vision Sciences Inc.	7,510	8
*	ERBA Diagnostics Inc.	8,700	7
*	Discovery Laboratories Inc.	4,729	7
*	Delcath Systems Inc.	18,227	7
*	Cardica Inc.	5,774	6
*	InfuSystems Holdings Inc.	3,850	6
*	Stereotaxis Inc.	2,694	4
*	Cel-Sci Corp.	19,362	4
*	Baxano Surgical Inc.	1,691	4
*	Rockwell Medical Inc.	1,100	4
*	Anthera Pharmaceuticals Inc. Class A	6,533	3

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Stemline Therapeutics Inc.	100	2
*	Biodel Inc.	500	2
	Daxor Corp.	100	1
*	Mast Therapeutics Inc.	1,416	1
*	Palatin Technologies Inc.	160	—
			1,324,837
Industrials (7.7%)
	General Electric Co.	6,588,004	152,776
	United Technologies Corp.	585,678	54,433
	Boeing Co.	483,284	49,508
	3M Co.	439,709	48,082
	Union Pacific Corp.	297,360	45,877
	United Parcel Service Inc. Class B	461,697	39,928
	Honeywell International Inc.	501,226	39,767
	Caterpillar Inc.	418,977	34,561
	Accenture plc Class A	414,169	29,804
	Emerson Electric Co.	457,938	24,976
	Danaher Corp.	376,527	23,834
	Lockheed Martin Corp.	205,696	22,310
	Automatic Data Processing Inc.	309,886	21,339
	Precision Castparts Corp.	93,379	21,105
	Deere & Co.	248,262	20,171
	Eaton Corp. plc	302,564	19,912
	FedEx Corp.	192,524	18,979
	Illinois Tool Works Inc.	273,468	18,916
	General Dynamics Corp.	214,172	16,776
	CSX Corp.	652,584	15,133
	Norfolk Southern Corp.	201,282	14,623
	Raytheon Co.	206,799	13,674
	Cummins Inc.	121,125	13,137
	Northrop Grumman Corp.	149,821	12,405
	PACCAR Inc.	225,867	12,120
	TE Connectivity Ltd.	265,659	12,098
	Waste Management Inc.	283,310	11,426
*	LinkedIn Corp. Class A	58,552	10,440
	Ingersoll-Rand plc	181,626	10,084
	Sherwin-Williams Co.	56,134	9,913
	Tyco International Ltd.	297,347	9,798
	WW Grainger Inc.	37,709	9,509
	Agilent Technologies Inc.	221,488	9,471
	Parker Hannifin Corp.	95,244	9,086
	Dover Corp.	109,465	8,501
	Amphenol Corp. Class A	101,944	7,945
	Roper Industries Inc.	63,287	7,861
	Fastenal Co.	170,216	7,804
	Paychex Inc.	208,940	7,630
	Pentair Ltd.	130,751	7,543
	Kansas City Southern	70,258	7,445
*	Fiserv Inc.	85,078	7,437
	Rockwell Automation Inc.	89,351	7,429
	Fidelity National Information Services Inc.	169,183	7,248
	Xerox Corp.	744,992	6,757
	AMETEK Inc.	155,408	6,574
	Fluor Corp.	104,122	6,175
*	Stericycle Inc.	55,027	6,077
	Republic Services Inc. Class A	173,178	5,878
*	Verisk Analytics Inc. Class A	96,918	5,786
	CH Robinson Worldwide Inc.	102,740	5,785
	Rockwell Collins Inc.	86,345	5,475
*	Alliance Data Systems Corp.	29,763	5,388
	ADT Corp.	132,893	5,296
	Expeditors International of Washington Inc.	131,799	5,010
	Flowserve Corp.	92,442	4,993
	Pall Corp.	71,419	4,744

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	TransDigm Group Inc.	30,122	4,722
	L-3 Communications Holdings Inc.	54,612	4,682
	Textron Inc.	177,687	4,629
	Rock Tenn Co. Class A	45,951	4,590
	Masco Corp.	228,232	4,448
*	Jacobs Engineering Group Inc.	79,252	4,369
*	Trimble Navigation Ltd.	163,373	4,249
*	B/E Aerospace Inc.	67,114	4,234
	JB Hunt Transport Services Inc.	56,452	4,078
	Fortune Brands Home & Security Inc.	105,080	4,071
	Vulcan Materials Co.	83,014	4,019
	Ball Corp.	95,549	3,969
*	Mettler-Toledo International Inc.	19,402	3,904
	MeadWestvaco Corp.	113,105	3,858
*	Crown Holdings Inc.	91,878	3,779
*	Quanta Services Inc.	134,157	3,550
	Towers Watson & Co. Class A	41,741	3,420
*	FleetCor Technologies Inc.	41,686	3,389
	Donaldson Co. Inc.	93,689	3,341
	Valspar Corp.	51,602	3,337
	Joy Global Inc.	68,051	3,302
	Hubbell Inc. Class B	33,219	3,289
	Xylem Inc.	119,371	3,216
	Timken Co.	55,347	3,115
	Wabtec Corp.	58,077	3,103
*	Flextronics International Ltd.	400,111	3,097
	Waste Connections Inc.	75,160	3,092
	Packaging Corp. of America	62,990	3,084
	KBR Inc.	94,750	3,079
	Cintas Corp.	66,996	3,051
	Lincoln Electric Holdings Inc.	52,876	3,028
*	United Rentals Inc.	60,183	3,004
	Sealed Air Corp.	125,137	2,997
	MDU Resources Group Inc.	115,045	2,981
	AGCO Corp.	59,146	2,969
*	Avnet Inc.	87,891	2,953
*	Owens-Illinois Inc.	104,586	2,906
	Iron Mountain Inc.	109,045	2,902
	Martin Marietta Materials Inc.	29,263	2,880
*	Colfax Corp.	54,972	2,865
	IDEX Corp.	52,902	2,847
	Robert Half International Inc.	85,159	2,830
*	Owens Corning	72,206	2,822
*	Sensata Technologies Holding NV	78,175	2,728
*	Arrow Electronics Inc.	67,662	2,696
	Manpowergroup Inc.	49,185	2,695
	Total System Services Inc.	107,686	2,636
*	Kirby Corp.	32,815	2,610
	Triumph Group Inc.	32,970	2,610
	Bemis Co. Inc.	66,155	2,589
	Carlisle Cos. Inc.	40,701	2,536
	FLIR Systems Inc.	93,051	2,510
	Graco Inc.	39,219	2,479
	Jack Henry & Associates Inc.	52,277	2,464
	Nordson Corp.	35,170	2,438
	MSC Industrial Direct Co. Inc. Class A	31,002	2,401
*	Genesee & Wyoming Inc. Class A	28,055	2,380
	Jabil Circuit Inc.	116,352	2,371
	PerkinElmer Inc.	72,618	2,360
	Gardner Denver Inc.	31,379	2,359
	Global Payments Inc.	50,168	2,324
	URS Corp.	48,937	2,311
*	CoStar Group Inc.	17,315	2,235
	Aptargroup Inc.	40,442	2,233

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Sonoco Products Co.	64,432	2,227
	Babcock & Wilcox Co.	73,388	2,204
	Valmont Industries Inc.	15,373	2,200
*	Hexcel Corp.	64,078	2,182
*	Oshkosh Corp.	56,122	2,131
	Acuity Brands Inc.	27,528	2,079
	Broadridge Financial Solutions Inc.	77,899	2,071
	SPX Corp.	28,594	2,058
*	AECOM Technology Corp.	63,896	2,031
	Ryder System Inc.	33,166	2,016
	Kennametal Inc.	50,597	1,965
*	NeuStar Inc. Class A	40,076	1,951
	Trinity Industries Inc.	50,551	1,943
*	WESCO International Inc.	28,199	1,916
*	WEX Inc.	24,736	1,897
	Molex Inc.	64,636	1,896
	Lennox International Inc.	29,045	1,875
	AO Smith Corp.	50,652	1,838
	Genpact Ltd.	95,115	1,830
	Huntington Ingalls Industries Inc.	32,072	1,811
	FEI Co.	24,626	1,797
	Eagle Materials Inc.	27,014	1,790
	Regal-Beloit Corp.	27,319	1,771
*	Terex Corp.	67,034	1,763
	Crane Co.	29,413	1,762
	National Instruments Corp.	62,922	1,758
	World Fuel Services Corp.	43,860	1,753
*	Clean Harbors Inc.	34,667	1,752
*	Teledyne Technologies Inc.	22,587	1,747
	ITT Corp.	58,867	1,731
*	Old Dominion Freight Line Inc.	41,364	1,722
	Alliant Techsystems Inc.	20,895	1,720
	Toro Co.	37,363	1,697
	Macquarie Infrastructure Co. LLC	31,429	1,680
	EnerSys Inc.	34,095	1,672
	Lender Processing Services Inc.	51,467	1,665
	Exelis Inc.	120,398	1,660
	CLARCOR Inc.	31,630	1,651
	EMCOR Group Inc.	40,620	1,651
*	Spirit Aerosystems Holdings Inc. Class A	76,674	1,647
	RR Donnelley & Sons Co.	116,475	1,632
	Woodward Inc.	39,982	1,599
	MAXIMUS Inc.	20,971	1,562
	Landstar System Inc.	30,043	1,547
	Manitowoc Co. Inc.	84,948	1,521
*	Vantiv Inc. Class A	53,570	1,479
*	Foster Wheeler AG	67,216	1,459
	Covanta Holding Corp.	71,504	1,431
	Belden Inc.	28,454	1,421
	GATX Corp.	29,893	1,418
*	Zebra Technologies Corp.	32,580	1,415
	Con-way Inc.	36,225	1,411
	Actuant Corp. Class A	41,967	1,384
	Watsco Inc.	16,433	1,380
*	CoreLogic Inc.	59,342	1,375
	Generac Holdings Inc.	37,145	1,375
*	Moog Inc. Class A	26,538	1,367
*	USG Corp.	58,513	1,349
	Silgan Holdings Inc.	28,634	1,345
	Corporate Executive Board Co.	21,267	1,344
*	Anixter International Inc.	17,598	1,334
	Air Lease Corp. Class A	47,939	1,323
*	Louisiana-Pacific Corp.	89,031	1,317
	IPG Photonics Corp.	21,400	1,300

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	MasTec Inc.	39,283	1,292
*	Esterline Technologies Corp.	17,794	1,286
*	DigitalGlobe Inc.	40,157	1,245
*	Advisory Board Co.	22,692	1,240
	Harsco Corp.	52,115	1,209
	Cognex Corp.	26,337	1,191
	Applied Industrial Technologies Inc.	24,478	1,183
*	Vishay Intertechnology Inc.	84,138	1,169
	Deluxe Corp.	32,554	1,128
	Convergys Corp.	61,336	1,069
	UTi Worldwide Inc.	64,273	1,059
*	Coinstar Inc.	17,922	1,051
	Littelfuse Inc.	14,006	1,045
*	Graphic Packaging Holding Co.	134,245	1,039
*	Itron Inc.	24,267	1,030
	Curtiss-Wright Corp.	27,061	1,003
*	Navistar International Corp.	35,844	995
	General Cable Corp.	31,941	982
*	Euronet Worldwide Inc.	30,784	981
*	Tetra Tech Inc.	41,489	975
*	MWI Veterinary Supply Inc.	7,896	973
*	VistaPrint NV	19,707	973
	Greif Inc. Class A	18,332	966
	TAL International Group Inc.	21,639	943
	Mine Safety Appliances Co.	20,176	939
	Heartland Payment Systems Inc.	24,558	915
*	Veeco Instruments Inc.	25,607	907
	Barnes Group Inc.	30,235	907
	Brady Corp. Class A	29,469	906
*	Texas Industries Inc.	13,866	903
*	Mobile Mini Inc.	26,640	883
	Mueller Industries Inc.	17,442	880
*	Swift Transportation Co.	53,138	879
	UniFirst Corp.	9,378	856
	ABM Industries Inc.	34,443	844
*	Hub Group Inc. Class A	23,173	844
	Coherent Inc.	15,235	839
*	Armstrong World Industries Inc.	17,554	839
	United Stationers Inc.	24,949	837
	Franklin Electric Co. Inc.	24,729	832
*	FTI Consulting Inc.	25,045	824
	Forward Air Corp.	21,446	821
*	Berry Plastics Group Inc.	36,854	813
*	Sanmina Corp.	56,296	808
*	Cardtronics Inc.	29,187	806
	Brink's Co.	31,482	803
	Watts Water Technologies Inc. Class A	17,669	801
	Simpson Manufacturing Co. Inc.	27,205	800
*	OSI Systems Inc.	12,359	796
*	Atlas Air Worldwide Holdings Inc.	17,670	773
*	RBC Bearings Inc.	14,695	763
*	Universal Display Corp.	27,115	762
*	PHH Corp.	37,127	757
*	Trimas Corp.	19,562	729
*	EnPro Industries Inc.	14,163	719
*	Benchmark Electronics Inc.	35,435	712
	Mueller Water Products Inc. Class A	102,158	706
	Werner Enterprises Inc.	28,843	697
	Acacia Research Corp.	30,846	689
*	SunPower Corp. Class A	32,984	683
	Matson Inc.	27,240	681
	Knight Transportation Inc.	40,467	681
*	Plexus Corp.	22,723	679
	Raven Industries Inc.	22,435	673

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Sturm Ruger & Co. Inc.	13,987	672
	Granite Construction Inc.	22,288	663
	HEICO Corp. Class A	17,898	661
*	On Assignment Inc.	24,616	658
*	GenCorp Inc.	39,897	649
	Aircastle Ltd.	39,202	627
*	TrueBlue Inc.	29,118	613
*	Proto Labs Inc.	9,400	611
	Otter Tail Corp.	21,206	602
*	GrafTech International Ltd.	81,021	590
*	Orbital Sciences Corp.	33,890	589
*	Aegion Corp. Class A	25,897	583
	HEICO Corp.	11,475	578
	AAR Corp.	26,216	576
*	II-VI Inc.	35,112	571
*	Huron Consulting Group Inc.	12,239	566
	Altra Holdings Inc.	20,326	557
	Kaydon Corp.	20,179	556
*	Greatbatch Inc.	16,856	553
	Molex Inc. Class A	22,200	552
	Kaman Corp.	15,791	546
	Insperity Inc.	17,944	544
	AZZ Inc.	13,992	540
*	Power-One Inc.	85,068	538
	Lindsay Corp.	7,147	536
	Albany International Corp.	15,959	526
	Apogee Enterprises Inc.	21,889	525
	ESCO Technologies Inc.	15,980	517
*	Rogers Corp.	10,800	511
*	Korn/Ferry International	27,192	510
	MTS Systems Corp.	8,988	509
	AAON Inc.	15,288	506
	Cubic Corp.	10,315	496
	Tennant Co.	10,272	496
	Heartland Express Inc.	35,713	495
	Arkansas Best Corp.	21,533	494
	Universal Forest Products Inc.	12,347	493
*	ExlService Holdings Inc.	16,207	479
	McGrath RentCorp	13,927	476
	Standex International Corp.	8,993	474
*	Wabash National Corp.	46,574	474
*	ExamWorks Group Inc.	22,310	474
*	Saia Inc.	15,607	468
*	Checkpoint Systems Inc.	32,835	466
	CIRCOR International Inc.	9,089	462
*	Rofin-Sinar Technologies Inc.	18,325	457
	G&K Services Inc. Class A	9,563	455
	Textainer Group Holdings Ltd.	11,800	454
	Encore Wire Corp.	13,150	448
	Allison Transmission Holdings Inc.	19,087	441
*	Meritor Inc.	62,385	440
	H&E Equipment Services Inc.	20,696	436
*	Sykes Enterprises Inc.	27,649	436
*	Imperva Inc.	9,556	430
*	WageWorks Inc.	12,400	427
	Exponent Inc.	7,175	424
*	TeleTech Holdings Inc.	18,099	424
	AVX Corp.	34,043	400
*	Monster Worldwide Inc.	80,886	397
*	Trex Co. Inc.	8,362	397
	Griffon Corp.	35,054	394
	Quanex Building Products Corp.	23,333	393
*	Federal Signal Corp.	44,892	393
	Ennis Inc.	22,684	392

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Wesco Aircraft Holdings Inc.	20,964	389
*	Tutor Perini Corp.	21,411	387
*	Team Inc.	10,152	384
	Badger Meter Inc.	8,607	383
	Primoris Services Corp.	19,354	382
	Sun Hydraulics Corp.	12,172	381
	Resources Connection Inc.	31,933	370
	ManTech International Corp. Class A	14,170	370
	Kforce Inc.	25,325	370
*	Smith & Wesson Holding Corp.	36,893	368
*	Taser International Inc.	43,173	368
	Astec Industries Inc.	10,710	367
*	ICF International Inc.	11,385	359
	Comfort Systems USA Inc.	23,968	358
*	AMN Healthcare Services Inc.	24,806	355
	Schnitzer Steel Industries Inc.	15,012	351
*	FARO Technologies Inc.	10,277	348
*	Navigant Consulting Inc.	28,877	346
	CTS Corp.	25,355	346
	Methode Electronics Inc.	20,236	344
	John Bean Technologies Corp.	16,323	343
*	Measurement Specialties Inc.	7,293	339
	Booz Allen Hamilton Holding Corp.	19,388	337
	Gorman-Rupp Co.	10,510	335
	American Science & Engineering Inc.	5,972	334
*	Headwaters Inc.	37,623	333
	Viad Corp.	13,356	327
*	TTM Technologies Inc.	38,752	325
*	DXP Enterprises Inc.	4,856	323
	Materion Corp.	11,837	321
	US Ecology Inc.	11,545	317
*	Era Group Inc.	12,077	316
	Kadant Inc.	10,437	315
*	GP Strategies Corp.	13,141	313
*	MYR Group Inc.	15,966	311
	Landauer Inc.	6,399	309
*	Engility Holdings Inc.	10,820	307
	Black Box Corp.	12,100	306
*	Astronics Corp.	7,457	305
*	Dice Holdings Inc.	32,822	302
	Celadon Group Inc.	16,274	297
*	Columbus McKinnon Corp.	13,843	295
*	Greenbrier Cos. Inc.	11,981	292
*	Newport Corp.	20,763	289
*	Rexnord Corp.	16,800	283
	Quad/Graphics Inc.	11,733	283
	Great Lakes Dredge & Dock Corp.	35,589	278
*	Builders FirstSource Inc.	46,499	278
	Alamo Group Inc.	6,801	278
	Kelly Services Inc. Class A	15,756	275
*	Thermon Group Holdings Inc.	13,320	272
*	LifeLock Inc.	22,887	268
*	Roadrunner Transportation Systems Inc.	9,452	263
*	Consolidated Graphics Inc.	5,594	263
	LB Foster Co. Class A	6,035	261
*	Landec Corp.	19,722	261
*	InnerWorkings Inc.	23,576	256
	Electro Rent Corp.	14,869	250
*	Nortek Inc.	3,871	249
*	Lydall Inc.	16,993	248
	Graham Corp.	8,237	247
*	American Woodmark Corp.	7,124	247
*	PowerSecure International Inc.	16,373	246
*	Capstone Turbine Corp.	206,590	242

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Powell Industries Inc.	4,576	236
	Park Electrochemical Corp.	9,837	236
*	Global Cash Access Holdings Inc.	37,664	236
	Hyster-Yale Materials Handling Inc.	3,755	236
*	AM Castle & Co.	14,779	233
*	CBIZ Inc.	34,285	230
*	Park-Ohio Holdings Corp.	6,929	228
*	Furmanite Corp.	34,003	227
	Electro Scientific Industries Inc.	21,052	226
	Kimball International Inc. Class B	23,209	225
*	Higher One Holdings Inc.	19,234	224
*	ServiceSource International Inc.	24,000	224
*,^	Nuverra Environmental Solutions Inc.	76,947	223
	Daktronics Inc.	21,381	219
*	EVERTEC Inc.	9,940	218
	Myers Industries Inc.	14,077	211
*	Maxwell Technologies Inc.	29,213	209
	Multi-Color Corp.	6,875	209
*	Fabrinet	14,701	206
	Marten Transport Ltd.	12,984	203
*	RPX Corp.	11,987	201
*	Anaren Inc.	8,757	201
*	Gibraltar Industries Inc.	13,317	194
*	Layne Christensen Co.	9,723	190
*	Kemet Corp.	45,233	186
	Cass Information Systems Inc.	3,999	184
*	Rentrak Corp.	9,150	184
	Houston Wire & Cable Co.	13,216	183
	FreightCar America Inc.	10,711	182
*	Aerovironment Inc.	8,950	181
*	Flow International Corp.	48,130	178
*,^	Odyssey Marine Exploration Inc.	59,044	175
*	Bazaarvoice Inc.	17,957	169
*	Mistras Group Inc.	9,486	167
	Heidrick & Struggles International Inc.	9,960	167
*	CAI International Inc.	6,958	164
*	AEP Industries Inc.	2,200	164
*	Pacer International Inc.	25,829	163
*	ARC Document Solutions Inc.	40,434	162
	CDI Corp.	11,000	156
*	Zygo Corp.	9,810	155
*	Air Transport Services Group Inc.	23,358	154
*	Orion Marine Group Inc.	12,711	154
	Universal Technical Institute Inc.	14,744	152
*	Ducommun Inc.	6,959	148
	Twin Disc Inc.	6,195	147
	Insteel Industries Inc.	8,334	146
	Met-Pro Corp.	10,328	139
	NACCO Industries Inc. Class A	2,423	139
*	American Superconductor Corp.	51,337	136
*	EnerNOC Inc.	10,170	135
	Michael Baker Corp.	4,938	134
	Pike Electric Corp.	10,717	132
*	Vicor Corp.	19,156	131
	Barrett Business Services Inc.	2,491	130
	Miller Industries Inc.	8,444	130
*	ADA-ES Inc.	3,060	129
	American Railcar Industries Inc.	3,786	127
*	Lionbridge Technologies Inc.	43,678	127
*	Cenveo Inc.	58,650	125
*	Multi-Fineline Electronix Inc.	8,031	119
*	Cross Country Healthcare Inc.	23,007	119
*	Accuride Corp.	22,977	116
	Global Power Equipment Group Inc.	7,182	116

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Northwest Pipe Co.	4,138	115
*	Energy Recovery Inc.	27,356	113
	Spartan Motors Inc.	18,288	112
	NN Inc.	9,782	112
*	Vishay Precision Group Inc.	7,362	111
*	TRC Cos. Inc.	15,885	111
*	Kratos Defense & Security Solutions Inc.	16,784	109
*	Swisher Hygiene Inc.	126,401	109
*	BlueLinx Holdings Inc.	49,099	106
*	NCI Building Systems Inc.	6,866	105
*	LMI Aerospace Inc.	5,487	103
*	Boise Cascade Co.	4,037	103
*	ModusLink Global Solutions Inc.	31,617	101
*	Commercial Vehicle Group Inc.	13,259	99
*	ExOne Co.	1,600	99
*,^	Rubicon Technology Inc.	12,306	99
*	Sterling Construction Co. Inc.	10,629	96
*	Taminco Corp.	4,696	96
	Douglas Dynamics Inc.	7,304	95
*	Willis Lease Finance Corp.	6,897	93
*	CRA International Inc.	4,914	91
	Dynamic Materials Corp.	5,484	91
*	XPO Logistics Inc.	5,004	90
*	NVE Corp.	1,868	87
	International Shipholding Corp.	3,746	87
*	Fuel Tech Inc.	22,233	85
*	Casella Waste Systems Inc. Class A	19,716	85
	Greif Inc. Class B	1,500	84
*	Echo Global Logistics Inc.	4,255	83
	LSI Industries Inc.	10,179	82
*	Xerium Technologies Inc.	7,688	78
*	USA Truck Inc.	11,774	76
*	Quality Distribution Inc.	8,481	75
*	GSI Group Inc.	9,303	75
*	Tecumseh Products Co. Class A	6,781	74
*	Key Technology Inc.	5,155	74
*	Heritage-Crystal Clean Inc.	4,692	69
	Hurco Cos. Inc.	2,292	66
*	Aeroflex Holding Corp.	8,237	65
*	Astronics Corp. Class B	1,542	63
*	Intevac Inc.	10,787	61
	Omega Flex Inc.	4,103	61
	Lincoln Educational Services Corp.	11,331	60
*	Official Payments Holdings Inc. Class B	8,667	59
	Crawford & Co. Class B	10,423	59
	VSE Corp.	1,353	56
	Bel Fuse Inc. Class A	4,000	55
*	Patriot Transportation Holding Inc.	1,824	55
*	Harris Interactive Inc.	29,374	53
*	Rand Logistics Inc.	9,969	51
*	Covenant Transportation Group Inc. Class A	8,013	50
*	Echelon Corp.	23,254	49
*	Research Frontiers Inc.	12,258	49
*	PMFG Inc.	6,918	48
*	Newtek Business Services Inc.	22,635	48
*	PGT Inc.	5,464	47
	Hardinge Inc.	3,155	47
*,^	Revolution Lighting Technologies Inc.	11,600	46
*	Hudson Global Inc.	18,270	45
*	National Research Corp. Class A	2,481	45
*	StarTek Inc.	9,400	44
*	Hill International Inc.	15,822	43
	Richardson Electronics Ltd.	3,681	43
*	Sparton Corp.	2,504	43

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Ameresco Inc. Class A	4,642	42
*	Metalico Inc.	34,810	42
*	Ultralife Corp.	11,350	40
	Argan Inc.	2,465	38
*	Magnetek Inc.	2,118	38
	PAM Transportation Services Inc.	3,724	38
*	Lawson Products Inc.	2,928	38
	Coleman Cable Inc.	2,064	37
	Innovative Solutions & Support Inc.	5,724	37
*	Asure Software Inc.	6,100	34
*	Active Power Inc.	7,744	32
*	Orion Energy Systems Inc.	13,048	32
*,^	Genco Shipping & Trading Ltd.	19,732	32
*	Franklin Covey Co.	2,286	31
	Bel Fuse Inc. Class B	2,233	30
*	Perma-Fix Environmental Services	79,328	29
*	PRGX Global Inc.	4,784	26
*	Eagle Bulk Shipping Inc.	7,127	26
*	Broadwind Energy Inc.	5,391	26
*	Innotrac Corp.	5,748	22
*	Document Security Systems Inc.	9,073	21
*	United States Lime & Minerals Inc.	399	21
*	Dolan Co.	12,430	20
	Frequency Electronics Inc.	1,877	20
*	Microvision Inc.	7,913	20
*	UQM Technologies Inc.	14,188	17
*	Information Services Group Inc.	8,116	16
	Ceco Environmental Corp.	1,246	15
*	Planar Systems Inc.	9,036	15
	National Research Corp. Class B	413	14
*	Viasystems Group Inc.	1,189	14
*	US Concrete Inc.	800	13
*	Pulse Electronics Corp.	4,470	12
*	YRC Worldwide Inc.	400	11
*	Tecumseh Products Co. Class B	1,000	11
*	Frozen Food Express Industries	6,120	10
*	NAPCO Security Technologies Inc.	1,948	9
*	Management Network Group Inc.	3,023	9
*	Wireless Telecom Group Inc.	5,909	8
	Crawford & Co. Class A	1,640	8
*	Arotech Corp.	4,507	7
	Sypris Solutions Inc.	2,100	7
*	Sharps Compliance Corp.	2,564	7
*	Synthesis Energy Systems Inc.	7,409	6
*	Altair Nanotechnologies Inc.	1,946	4
*	Standard Register Co.	1,341	4
*	CyberOptics Corp.	593	3
*	BTU International Inc.	1,419	3
	Eastern Co.	156	2
*	Lime Energy Co.	3,621	2
*	American DG Energy Inc.	1,259	2
*	Mattersight Corp.	91	—
			1,465,298
Oil & Gas (5.7%)
	Exxon Mobil Corp.	2,832,916	255,954
	Chevron Corp.	1,235,016	146,152
	Schlumberger Ltd.	847,014	60,697
	ConocoPhillips	778,954	47,127
	Occidental Petroleum Corp.	513,241	45,796
	Anadarko Petroleum Corp.	319,479	27,453
	Halliburton Co.	565,419	23,589
	Phillips 66	394,519	23,241
	EOG Resources Inc.	173,811	22,887
	Apache Corp.	250,252	20,979

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	National Oilwell Varco Inc.	272,901	18,803
	Kinder Morgan Inc.	430,561	16,426
	Marathon Oil Corp.	452,686	15,654
	Marathon Petroleum Corp.	207,747	14,762
	Williams Cos. Inc.	436,025	14,158
	Noble Energy Inc.	229,089	13,754
	Baker Hughes Inc.	282,155	13,016
	Devon Energy Corp.	246,023	12,764
	Pioneer Natural Resources Co.	87,383	12,649
	Hess Corp.	186,335	12,389
	Valero Energy Corp.	348,746	12,126
*	Cameron International Corp.	158,416	9,689
	Cabot Oil & Gas Corp.	134,615	9,560
	Ensco plc Class A	148,862	8,652
*	FMC Technologies Inc.	151,446	8,432
*	Southwestern Energy Co.	224,542	8,202
	Chesapeake Energy Corp.	383,229	7,810
	Range Resources Corp.	99,017	7,656
	Murphy Oil Corp.	115,744	7,048
	EQT Corp.	86,342	6,853
	Noble Corp.	161,753	6,079
*	Weatherford International Ltd.	440,774	6,039
*	Concho Resources Inc.	66,933	5,604
	HollyFrontier Corp.	129,806	5,553
*	Kinder Morgan Management LLC	63,505	5,308
	Oceaneering International Inc.	69,028	4,984
	Tesoro Corp.	87,764	4,592
*	Cobalt International Energy Inc.	169,122	4,494
	Core Laboratories NV	29,584	4,487
	OGE Energy Corp.	63,295	4,317
*	Denbury Resources Inc.	238,480	4,130
	Helmerich & Payne Inc.	64,712	4,041
*	Cheniere Energy Inc.	139,235	3,865
*	Whiting Petroleum Corp.	76,297	3,516
	Cimarex Energy Co.	52,326	3,401
*	Oil States International Inc.	34,971	3,240
	QEP Resources Inc.	114,360	3,177
	Diamond Offshore Drilling Inc.	44,656	3,072
*	Dresser-Rand Group Inc.	48,677	2,920
	Nabors Industries Ltd.	178,760	2,737
*	Rowan Cos. plc Class A	79,219	2,699
*	Superior Energy Services Inc.	101,631	2,636
*	Continental Resources Inc.	29,841	2,568
	SM Energy Co.	42,232	2,533
	Energen Corp.	46,381	2,424
*	WPX Energy Inc.	127,666	2,418
*	Gulfport Energy Corp.	49,406	2,325
*	Dril-Quip Inc.	23,336	2,107
*	Newfield Exploration Co.	86,522	2,067
*	Oasis Petroleum Inc.	50,865	1,977
*	Atwood Oceanics Inc.	37,871	1,971
*	First Solar Inc.	42,979	1,922
*	Ultra Petroleum Corp.	92,790	1,839
	Lufkin Industries Inc.	20,714	1,833
*	Chart Industries Inc.	19,448	1,830
	Tidewater Inc.	31,801	1,812
	Patterson-UTI Energy Inc.	88,580	1,714
*	MRC Global Inc.	61,817	1,707
*	Rosetta Resources Inc.	39,070	1,661
	Targa Resources Corp.	24,344	1,566
	Bristow Group Inc.	23,171	1,513
*	Kodiak Oil & Gas Corp.	169,543	1,507
*	Helix Energy Solutions Group Inc.	64,324	1,482
	SemGroup Corp. Class A	26,842	1,446

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Unit Corp.	31,769	1,353
*	SandRidge Energy Inc.	284,168	1,353
	Berry Petroleum Co. Class A	30,410	1,287
*	McDermott International Inc.	150,931	1,235
*	Hornbeck Offshore Services Inc.	20,835	1,115
	Energy XXI Bermuda Ltd.	48,333	1,072
*	Exterran Holdings Inc.	37,816	1,063
	Western Refining Inc.	37,258	1,046
*	PDC Energy Inc.	19,795	1,019
	SEACOR Holdings Inc.	12,208	1,014
*	Forum Energy Technologies Inc.	29,400	895
	CARBO Ceramics Inc.	12,827	865
	Gulfmark Offshore Inc.	16,101	726
*	EPL Oil & Gas Inc.	23,466	689
*	Hercules Offshore Inc.	97,785	688
*	Carrizo Oil & Gas Inc.	24,142	684
*,^	Halcon Resources Corp.	120,272	682
	Delek US Holdings Inc.	23,619	680
*	Stone Energy Corp.	30,458	671
	EXCO Resources Inc.	86,924	664
*	Newpark Resources Inc.	60,292	663
*	Bill Barrett Corp.	31,319	633
	RPC Inc.	45,313	626
*	Rex Energy Corp.	35,338	621
*	Flotek Industries Inc.	33,314	598
*	Key Energy Services Inc.	97,921	583
	Crosstex Energy Inc.	28,588	565
*	Geospace Technologies Corp.	8,064	557
*	ION Geophysical Corp.	92,205	555
	PBF Energy Inc. Class A	21,300	552
*	Northern Oil and Gas Inc.	40,126	535
*	Bonanza Creek Energy Inc.	14,900	528
	CVR Energy Inc.	10,729	509
*	TETRA Technologies Inc.	48,754	500
*	C&J Energy Services Inc.	25,300	490
*	Approach Resources Inc.	19,150	470
*	Magnum Hunter Resources Corp.	126,170	460
	Comstock Resources Inc.	26,812	422
*	Laredo Petroleum Holdings Inc.	20,228	416
*	Parker Drilling Co.	82,335	410
*	Swift Energy Co.	31,213	374
*	Diamondback Energy Inc.	10,200	340
*	GT Advanced Technologies Inc.	78,674	326
*	Sanchez Energy Corp.	13,400	308
*	Goodrich Petroleum Corp.	23,962	307
	W&T Offshore Inc.	21,220	303
*	Forest Oil Corp.	73,794	302
*	Triangle Petroleum Corp.	42,341	297
*	Pioneer Energy Services Corp.	44,319	293
*	PHI Inc.	8,164	280
	Contango Oil & Gas Co.	7,923	267
*	Matrix Service Co.	16,360	255
*	Resolute Energy Corp.	31,024	248
*	Tesco Corp.	16,637	220
*	Matador Resources Co.	18,018	216
*	Basic Energy Services Inc.	17,335	210
*,^	Solazyme Inc.	17,640	207
*	Natural Gas Services Group Inc.	8,711	205
*	Quicksilver Resources Inc.	121,538	204
*	Vaalco Energy Inc.	34,478	197
	Gulf Island Fabrication Inc.	9,619	184
*	Willbros Group Inc.	28,013	172
*	Clayton Williams Energy Inc.	3,911	170
*	FuelCell Energy Inc.	132,096	168

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	BPZ Resources Inc.	89,596	160
*	Abraxas Petroleum Corp.	72,211	152
*	Vantage Drilling Co.	72,850	149
*	REX American Resources Corp.	5,161	148
*	Endeavour International Corp.	36,019	138
*	Cal Dive International Inc.	71,540	134
*	FX Energy Inc.	40,981	132
*	Penn Virginia Corp.	27,470	129
*	Warren Resources Inc.	48,391	123
*	Midstates Petroleum Co. Inc.	22,800	123
*	PetroQuest Energy Inc.	30,553	121
*	Real Goods Solar Inc. Class A	46,400	118
*	Arabian American Development Co.	13,515	118
*	Renewable Energy Group Inc.	8,200	117
*	Dawson Geophysical Co.	3,085	114
*,^	Amyris Inc.	38,345	111
*	Green Plains Renewable Energy Inc.	8,176	109
	Alon USA Energy Inc.	7,037	102
	Panhandle Oil and Gas Inc. Class A	3,293	94
*	Harvest Natural Resources Inc.	28,113	87
	Bolt Technology Corp.	4,114	70
*	Callon Petroleum Co.	18,549	62
*	Mitcham Industries Inc.	3,689	62
*	STR Holdings Inc.	25,426	58
*	Syntroleum Corp.	8,051	56
*	Gastar Exploration Ltd.	19,065	51
*	Hyperdynamics Corp.	105,880	50
	Adams Resources & Energy Inc.	682	47
	TGC Industries Inc.	5,577	46
*	Global Geophysical Services Inc.	9,113	43
*	US Energy Corp. Wyoming	20,313	42
*	Isramco Inc.	447	42
*	CAMAC Energy Inc.	66,121	38
*	Saratoga Resources Inc.	22,182	34
*	Miller Energy Resources Inc.	8,243	33
*	KiOR Inc.	5,467	31
*	Crimson Exploration Inc.	10,486	30
*	Double Eagle Petroleum Co.	7,447	29
*	ZaZa Energy Corp.	16,443	20
*	Gevo Inc.	7,500	15
*	Evolution Petroleum Corp.	1,328	14
*	Verenium Corp.	5,463	12
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	9,500	9
*	Emerald Oil Inc.	1,200	8
*	PrimeEnergy Corp.	141	5
*	TherapeuticsMD Inc.	1,536	5
*	Houston American Energy Corp.	16,230	4
*	Barnwell Industries Inc.	1,000	3
*	PostRock Energy Corp.	1,842	3
			1,076,339
Technology (8.6%)
	Apple Inc.	598,039	236,871
	Microsoft Corp.	4,788,604	165,351
*	Google Inc. Class A	172,734	152,070
	International Business Machines Corp.	706,365	134,993
	Cisco Systems Inc.	3,405,016	82,776
	Intel Corp.	3,167,149	76,708
	Oracle Corp.	2,250,904	69,148
	QUALCOMM Inc.	1,100,856	67,240
	EMC Corp.	1,338,428	31,614
	Hewlett-Packard Co.	1,228,654	30,471
*	Facebook Inc. Class A	1,058,974	26,326
	Texas Instruments Inc.	706,651	24,641
*	Yahoo! Inc.	553,941	13,909

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Adobe Systems Inc.	304,996	13,896
	Corning Inc.	941,929	13,404
*	Salesforce.com Inc.	339,545	12,964
	Dell Inc.	954,565	12,743
*	Cognizant Technology Solutions Corp. Class A	192,527	12,054
	Applied Materials Inc.	767,341	11,441
	Broadcom Corp. Class A	333,167	11,248
	Intuit Inc.	180,174	10,996
	Symantec Corp.	445,582	10,012
*	Cerner Corp.	98,924	9,506
*	SanDisk Corp.	155,408	9,495
*	Micron Technology Inc.	657,864	9,427
	Motorola Solutions Inc.	156,319	9,024
	Analog Devices Inc.	196,782	8,867
	Seagate Technology plc	194,502	8,720
*	NetApp Inc.	229,890	8,685
	Western Digital Corp.	136,013	8,445
*	Citrix Systems Inc.	119,522	7,211
	Altera Corp.	204,456	6,745
	Xilinx Inc.	168,563	6,677
*	Catamaran Corp.	131,570	6,410
*	Juniper Networks Inc.	308,567	5,958
	KLA-Tencor Corp.	105,924	5,903
	Avago Technologies Ltd. Class A	157,740	5,896
*	Equinix Inc.	31,579	5,833
	CA Inc.	203,489	5,826
*	Red Hat Inc.	120,766	5,775
	Linear Technology Corp.	149,030	5,490
*	Teradata Corp.	105,648	5,307
	Maxim Integrated Products Inc.	186,413	5,179
	NVIDIA Corp.	351,118	4,926
*	Autodesk Inc.	143,364	4,866
*	Cree Inc.	75,391	4,814
*	Lam Research Corp.	103,806	4,603
*	Akamai Technologies Inc.	107,941	4,593
	Microchip Technology Inc.	119,634	4,456
*	VeriSign Inc.	97,540	4,356
*	ANSYS Inc.	59,494	4,349
	Computer Sciences Corp.	96,092	4,206
*	BMC Software Inc.	91,093	4,112
*	VMware Inc. Class A	53,160	3,561
*	Synopsys Inc.	98,086	3,507
*	F5 Networks Inc.	50,393	3,467
*	NCR Corp.	105,067	3,466
	Harris Corp.	69,756	3,436
*	Nuance Communications Inc.	182,915	3,362
*	Gartner Inc.	56,920	3,244
	SAIC Inc.	217,902	3,035
	Marvell Technology Group Ltd.	251,768	2,948
	Garmin Ltd.	74,807	2,705
*	Skyworks Solutions Inc.	122,359	2,678
*	Rackspace Hosting Inc.	70,400	2,667
*	3D Systems Corp.	60,602	2,660
	IAC/InterActiveCorp	52,854	2,514
*	LSI Corp.	350,603	2,503
*	Cadence Design Systems Inc.	170,679	2,471
	Solera Holdings Inc.	43,985	2,448
*	Informatica Corp.	69,178	2,420
*	ON Semiconductor Corp.	286,482	2,315
*	Concur Technologies Inc.	28,403	2,311
*	ServiceNow Inc.	55,860	2,256
*	MICROS Systems Inc.	51,007	2,201
*	JDS Uniphase Corp.	150,271	2,161
*	Teradyne Inc.	121,595	2,136

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	TIBCO Software Inc.	99,515	2,130
*	CommVault Systems Inc.	28,046	2,128
*	Splunk Inc.	42,785	1,984
*	Atmel Corp.	268,449	1,973
*	Ultimate Software Group Inc.	16,710	1,960
*	athenahealth Inc.	22,383	1,896
	Pitney Bowes Inc.	128,362	1,884
*	PTC Inc.	76,586	1,879
*	ViaSat Inc.	25,920	1,852
*	Ingram Micro Inc.	97,388	1,849
*	NetSuite Inc.	18,927	1,736
*	Aspen Technology Inc.	59,769	1,721
	AOL Inc.	46,747	1,705
*	Brocade Communications Systems Inc.	288,856	1,664
*	Advanced Micro Devices Inc.	387,797	1,582
*	SolarWinds Inc.	40,641	1,577
*	Riverbed Technology Inc.	99,101	1,542
*	Rovi Corp.	67,206	1,535
*	Semtech Corp.	43,118	1,510
*	Fortinet Inc.	82,571	1,445
	Mentor Graphics Corp.	72,026	1,408
*	Allscripts Healthcare Solutions Inc.	107,913	1,396
	Diebold Inc.	41,203	1,388
*	Workday Inc. Class A	21,651	1,388
*	Clearwire Corp. Class A	276,677	1,378
*	Microsemi Corp.	59,440	1,352
	Compuware Corp.	130,570	1,351
*	QLIK Technologies Inc.	47,615	1,346
*	Guidewire Software Inc.	31,207	1,312
*	Tyler Technologies Inc.	19,092	1,309
	DST Systems Inc.	19,957	1,304
*	SS&C Technologies Holdings Inc.	39,228	1,291
*	Medidata Solutions Inc.	16,161	1,252
*	Verint Systems Inc.	35,059	1,244
	Lexmark International Inc. Class A	40,634	1,242
	Plantronics Inc.	27,772	1,220
*	Ciena Corp.	62,360	1,211
*	Polycom Inc.	113,520	1,197
	InterDigital Inc.	26,628	1,189
	j2 Global Inc.	27,892	1,186
*	ACI Worldwide Inc.	25,313	1,177
*	VeriFone Systems Inc.	69,194	1,163
*	Tech Data Corp.	24,522	1,155
*	Fairchild Semiconductor International Inc. Class A	81,464	1,124
*	Cavium Inc.	31,194	1,103
*	SunEdison Inc.	134,077	1,095
*	Aruba Networks Inc.	69,929	1,074
*	Sourcefire Inc.	19,088	1,060
*	Cornerstone OnDemand Inc.	24,468	1,059
	Fair Isaac Corp.	22,795	1,045
*	EchoStar Corp. Class A	26,297	1,028
*	Hittite Microwave Corp.	17,514	1,016
*	Silicon Laboratories Inc.	24,504	1,015
*	ARRIS Group Inc.	70,272	1,008
*	Dealertrack Technologies Inc.	28,066	994
*	Manhattan Associates Inc.	12,770	985
*	ExactTarget Inc.	29,003	978
	Blackbaud Inc.	29,530	962
*	Finisar Corp.	56,438	957
*	Sapient Corp.	72,886	952
*	CACI International Inc. Class A	14,929	948
*	International Rectifier Corp.	45,053	943
*	RF Micro Devices Inc.	173,875	930
	ADTRAN Inc.	37,648	927

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	Cypress Semiconductor Corp.	86,267	926
	MKS Instruments Inc.	33,977	902
*	Advent Software Inc.	25,196	883
*	Palo Alto Networks Inc.	20,469	863
*	PMC - Sierra Inc.	135,681	862
*	Entegris Inc.	91,183	856
*	TriQuint Semiconductor Inc.	121,018	839
*	Electronics for Imaging Inc.	29,506	835
*	Synaptics Inc.	21,023	811
*	Progress Software Corp.	35,099	808
	Cogent Communications Group Inc.	27,923	786
*	Integrated Device Technology Inc.	98,715	784
*	NETGEAR Inc.	25,214	770
	Power Integrations Inc.	18,425	747
*	Ixia	39,012	718
*	OmniVision Technologies Inc.	37,284	695
*	Fusion-io Inc.	48,100	685
	Syntel Inc.	10,832	681
*	Bottomline Technologies de Inc.	26,857	679
*	SYNNEX Corp.	16,028	678
*	Cirrus Logic Inc.	38,494	668
	Intersil Corp. Class A	85,131	666
	Tessera Technologies Inc.	31,203	649
*	Synchronoss Technologies Inc.	20,787	642
*	Infinera Corp.	59,939	640
*	QLogic Corp.	64,965	621
*	Web.com Group Inc.	23,387	599
*	Diodes Inc.	22,810	592
*	Sonus Networks Inc.	196,597	592
*	Dycom Industries Inc.	24,895	576
	NIC Inc.	34,227	566
*	ScanSource Inc.	17,438	558
*	Unisys Corp.	25,238	557
*	Blucora Inc.	29,744	551
*	Rambus Inc.	64,001	550
*,^	VirnetX Holding Corp.	27,457	549
	United Online Inc.	71,801	544
*	MedAssets Inc.	30,603	543
*	CSG Systems International Inc.	24,756	537
*	Insight Enterprises Inc.	30,101	534
*	Infoblox Inc.	18,213	533
*	Ultratech Inc.	14,396	529
*	ATMI Inc.	22,346	529
	Monolithic Power Systems Inc.	21,753	524
	Quality Systems Inc.	27,391	513
*	Spansion Inc. Class A	40,163	503
*	MicroStrategy Inc. Class A	5,717	497
	Brooks Automation Inc.	50,844	495
*	Digital River Inc.	25,673	482
*	Cabot Microelectronics Corp.	14,507	479
	Monotype Imaging Holdings Inc.	18,618	473
	Tellabs Inc.	231,300	458
*	PROS Holdings Inc.	15,264	457
*	Netscout Systems Inc.	19,390	453
*	Applied Micro Circuits Corp.	51,107	450
*	Cray Inc.	22,837	449
*	Premiere Global Services Inc.	35,697	431
*	Comverse Inc.	14,377	428
*	Kulicke & Soffa Industries Inc.	37,973	420
*	RealPage Inc.	22,727	417
*	Exar Corp.	38,506	415
*	SPS Commerce Inc.	7,437	409
*	Interactive Intelligence Group Inc.	7,901	408
*	Lattice Semiconductor Corp.	79,827	405

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Silicon Image Inc.	67,700	396
	Comtech Telecommunications Corp.	14,259	383
*	BroadSoft Inc.	13,745	379
	Loral Space & Communications Inc.	6,299	378
*	PDF Solutions Inc.	20,442	377
	Computer Programs & Systems Inc.	7,565	372
*	Jive Software Inc.	20,455	372
*	Parkervision Inc.	81,045	369
*	ICG Group Inc.	32,060	366
*	Accelrys Inc.	43,292	364
*	Tangoe Inc.	23,100	356
*	CalAmp Corp.	24,411	356
*	Demandware Inc.	8,400	356
*	Advanced Energy Industries Inc.	20,269	353
	Forrester Research Inc.	9,617	353
*	Harmonic Inc.	54,476	346
*	Freescale Semiconductor Ltd.	25,123	340
*	Emulex Corp.	52,039	339
*	InvenSense Inc.	22,000	338
*	Intermec Inc.	32,472	319
*	Rudolph Technologies Inc.	28,025	314
*	Silicon Graphics International Corp.	22,965	307
	Micrel Inc.	30,381	300
	Pegasystems Inc.	8,936	296
*	LivePerson Inc.	32,556	292
*	Perficient Inc.	21,666	289
*	Pendrell Corp.	108,709	285
*	FormFactor Inc.	41,106	277
*	LogMeIn Inc.	10,921	267
*	Amkor Technology Inc.	63,098	266
*	iGATE Corp.	15,976	262
*	Ellie Mae Inc.	11,300	261
	EPIQ Systems Inc.	19,184	258
	IXYS Corp.	23,350	258
*	Kopin Corp.	69,579	258
*	Zix Corp.	60,346	255
*	Envestnet Inc.	10,295	253
*	Internap Network Services Corp.	30,080	249
*	FleetMatics Group plc	7,400	246
*	Ceva Inc.	12,676	245
*	Extreme Networks	70,435	243
	Ebix Inc.	26,082	242
*	Oplink Communications Inc.	13,810	240
*	Inphi Corp.	20,659	227
*	LTX-Credence Corp.	37,526	225
*	Virtusa Corp.	10,120	224
*	SciQuest Inc.	8,935	224
*	Proofpoint Inc.	9,100	221
	PC Connection Inc.	14,091	218
*	Nanometrics Inc.	14,833	218
*	Immersion Corp.	16,249	215
	Computer Task Group Inc.	9,180	211
*	Responsys Inc.	14,600	209
*	Integrated Silicon Solution Inc.	18,910	207
*	VASCO Data Security International Inc.	24,743	206
*	Ruckus Wireless Inc.	15,895	204
*	KEYW Holding Corp.	15,268	202
*	Photronics Inc.	24,374	196
*	Quantum Corp.	138,972	190
*	Unwired Planet Inc.	97,583	190
*	Super Micro Computer Inc.	17,653	188
*	Volterra Semiconductor Corp.	13,250	187
	Keynote Systems Inc.	9,464	187
*	Entropic Communications Inc.	43,317	185

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	West Corp.	8,338	185
	Cohu Inc.	13,973	175
*	Seachange International Inc.	14,522	170
*	Calix Inc.	16,174	163
*	STEC Inc.	23,808	160
*	EPAM Systems Inc.	5,700	155
*	IntraLinks Holdings Inc.	21,215	154
*	Limelight Networks Inc.	68,252	154
*	Axcelis Technologies Inc.	84,122	153
*	Globecomm Systems Inc.	12,058	152
*	Actuate Corp.	21,595	143
*	Mercury Systems Inc.	15,276	141
*	CIBER Inc.	42,118	141
*	Ipass Inc.	69,838	132
	PC-Tel Inc.	15,337	130
*	FalconStor Software Inc.	94,575	130
*	Agilysys Inc.	11,474	130
*	support.com Inc.	27,817	127
*	Smith Micro Software Inc.	116,907	124
*	KVH Industries Inc.	9,261	123
*	Westell Technologies Inc. Class A	50,182	120
*	Procera Networks Inc.	8,698	119
*	Active Network Inc.	15,727	119
*	Dot Hill Systems Corp.	53,184	116
*	Vocus Inc.	10,704	113
	Hackett Group Inc.	21,481	112
	Systemax Inc.	11,829	111
*	Digi International Inc.	11,876	111
*	Symmetricom Inc.	24,781	111
	QAD Inc. Class A	9,568	110
*	VOXX International Corp. Class A	8,832	108
*	Ultra Clean Holdings	17,696	107
*	Shutterstock Inc.	1,900	106
*	Millennial Media Inc.	11,900	104
*	DSP Group Inc.	12,416	103
*	Merge Healthcare Inc.	28,266	102
*	Aviat Networks Inc.	38,549	101
	Neutral Tandem Inc.	17,244	99
*	PLX Technology Inc.	20,417	97
	Rimage Corp.	11,453	96
	Supertex Inc.	3,989	95
*	Novatel Wireless Inc.	24,087	95
*	Meru Networks Inc.	22,822	92
*	Vocera Communications Inc.	6,220	91
*	Mattson Technology Inc.	41,622	91
*	Radisys Corp.	18,793	90
	American Software Inc. Class A	10,339	90
*	Imation Corp.	21,124	89
	ePlus Inc.	1,420	85
*	Pericom Semiconductor Corp.	11,541	82
	Preformed Line Products Co.	1,227	81
*	ANADIGICS Inc.	36,691	81
*	Mitek Systems Inc.	13,200	76
*	Hutchinson Technology Inc.	15,740	74
*	ID Systems Inc.	14,774	74
*	Sigma Designs Inc.	14,565	74
*	Rosetta Stone Inc.	4,886	72
*	GSI Technology Inc.	11,375	72
*	Datalink Corp.	6,748	72
*	ShoreTel Inc.	16,884	68
*	MoSys Inc.	16,896	68
*	Carbonite Inc.	5,300	66
*	RigNet Inc.	2,560	65
*,^	MeetMe Inc.	39,973	65

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
*	Callidus Software Inc.	9,770	64
*	TeleCommunication Systems Inc. Class A	26,867	63
*	E2open Inc.	3,400	60
*,^	Vringo Inc.	18,300	58
*,^	Oclaro Inc.	48,992	58
*	Mindspeed Technologies Inc.	17,301	56
*	Emcore Corp.	15,100	54
	Aware Inc.	10,422	54
*	Guidance Software Inc.	6,047	53
	Transact Technologies Inc.	6,404	52
*	Greenway Medical Technologies	4,200	52
*	QuickLogic Corp.	21,808	48
*	eGain Corp.	4,800	46
	Digimarc Corp.	2,214	46
*	OCZ Technology Group Inc.	31,495	46
*	Park City Group Inc.	5,825	44
*	Brightcove Inc.	4,900	43
*	Dynamics Research Corp.	7,548	42
*	Peregrine Semiconductor Corp.	3,700	40
*	Edgewater Technology Inc.	8,642	37
*	Telenav Inc.	6,980	37
	Concurrent Computer Corp.	4,233	32
*	AXT Inc.	11,736	32
	Tessco Technologies Inc.	1,100	29
*	LRAD Corp.	25,183	28
	Ubiquiti Networks Inc.	1,600	28
*	Wave Systems Corp. Class A	89,286	27
*	Icad Inc.	4,360	26
	Evolving Systems Inc.	3,847	26
*	Identive Group Inc.	33,237	24
*	Numerex Corp. Class A	2,145	24
*	Innodata Inc.	7,366	24
*	Qualys Inc.	1,300	21
	Crexendo Inc.	7,385	20
*	MaxLinear Inc.	2,694	19
*	BroadVision Inc.	2,152	19
*	Zhone Technologies Inc.	21,824	17
*	GSE Systems Inc.	11,559	17
*	Amtech Systems Inc.	2,616	17
*	Pixelworks Inc.	4,533	16
*	Ikanos Communications Inc.	10,260	15
*	NCI Inc. Class A	3,078	13
*	Alpha & Omega Semiconductor Ltd.	1,523	12
*,^	Voltari Corp.	2,917	11
	QAD Inc. Class B	922	10
*	Mitel Networks Corp.	2,411	9
*	Selectica Inc.	1,020	9
*	Authentidate Holding Corp.	9,199	8
*	Bsquare Corp.	2,800	8
*	Netlist Inc.	8,200	7
*	Model N Inc.	305	7
*	Lantronix Inc.	4,400	7
*	PAR Technology Corp.	1,513	6
*	Transwitch Corp.	15,699	6
*	UniTek Global Services Inc.	3,700	5
*	Superconductor Technologies Inc.	1,151	4
*	Qualstar Corp.	2,400	3
	Acorn Energy Inc.	200	2
*	Intellicheck Mobilisa Inc.	1,597	—
*	Mission West Properties Inc.	13,394	—
			1,634,286
Telecommunications (1.5%)
	AT&T Inc.	3,427,766	121,343
	Verizon Communications Inc.	1,822,776	91,759

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Market
			Value
		Shares	($000)
	CenturyLink Inc.	389,557	13,771
*	Crown Castle International Corp.	187,627	13,582
*	Sprint Nextel Corp.	1,927,179	13,529
*	SBA Communications Corp. Class A	81,565	6,046
	Windstream Corp.	378,573	2,919
	T-Mobile US Inc.	115,908	2,876
*	tw telecom inc Class A	96,979	2,729
	Frontier Communications Corp.	636,563	2,578
*	Level 3 Communications Inc.	94,248	1,987
	Telephone & Data Systems Inc.	58,254	1,436
*,^	NII Holdings Inc.	103,129	688
*	Cincinnati Bell Inc.	140,907	431
*	8x8 Inc.	51,972	428
	EarthLink Inc.	65,092	404
	Atlantic Tele-Network Inc.	7,877	391
	Consolidated Communications Holdings Inc.	20,074	349
	United States Cellular Corp.	9,323	342
*	inContact Inc.	33,374	274
*	Leap Wireless International Inc.	39,632	267
*	Vonage Holdings Corp.	88,277	250
	Shenandoah Telecommunications Co.	14,034	234
	IDT Corp. Class B	10,156	190
	Lumos Networks Corp.	11,015	188
*	General Communication Inc. Class A	23,728	186
	NTELOS Holdings Corp.	10,903	179
*	Iridium Communications Inc.	22,068	171
	HickoryTech Corp.	14,550	155
	USA Mobility Inc.	11,182	152
*	Towerstream Corp.	46,837	119
*	ORBCOMM Inc.	25,091	113
*	Cbeyond Inc.	13,696	107
*	Fairpoint Communications Inc.	5,100	43
	Alaska Communications Systems Group Inc.	24,367	41
	Primus Telecommunications Group Inc.	2,400	29
	Alteva	1,857	18
*	Elephant Talk Communications Corp.	7,267	4
*	Hawaiian Telcom Holdco Inc.	100	2
			280,310
Utilities (2.0%)
	Duke Energy Corp.	449,552	30,345
	Southern Co.	554,542	24,472
	NextEra Energy Inc.	271,605	22,130
	Dominion Resources Inc.	369,493	20,995
	Exelon Corp.	546,595	16,879
	Spectra Energy Corp.	427,384	14,728
	American Electric Power Co. Inc.	310,421	13,901
	PG&E Corp.	282,748	12,930
	Sempra Energy	147,828	12,086
	PPL Corp.	378,808	11,463
	Consolidated Edison Inc.	186,904	10,898
	Public Service Enterprise Group Inc.	322,945	10,547
	Edison International	208,167	10,025
	FirstEnergy Corp.	266,977	9,969
	Xcel Energy Inc.	317,977	9,011
	Northeast Utilities	200,917	8,443
	Entergy Corp.	113,579	7,914
	DTE Energy Co.	111,158	7,449
	CenterPoint Energy Inc.	273,290	6,420
	Wisconsin Energy Corp.	146,396	6,001
	NiSource Inc.	199,311	5,708
*	Calpine Corp.	262,045	5,563
	NRG Energy Inc.	206,045	5,501
	ONEOK Inc.	131,671	5,439
	Ameren Corp.	154,798	5,331

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

		Market
		Value
	Shares	($000)
AES Corp.	404,525	4,850
American Water Works Co. Inc.	113,471	4,678
CMS Energy Corp.	170,085	4,621
SCANA Corp.	80,319	3,944
Pinnacle West Capital Corp.	69,946	3,880
Alliant Energy Corp.	70,743	3,567
NV Energy Inc.	150,617	3,533
AGL Resources Inc.	75,515	3,237
Pepco Holdings Inc.	158,967	3,205
ITC Holdings Corp.	33,522	3,061
National Fuel Gas Co.	50,912	2,950
Integrys Energy Group Inc.	50,321	2,945
UGI Corp.	72,756	2,845
Aqua America Inc.	89,444	2,799
Questar Corp.	111,674	2,663
Westar Energy Inc.	80,898	2,586
Atmos Energy Corp.	57,691	2,369
TECO Energy Inc.	132,685	2,281
Great Plains Energy Inc.	98,052	2,210
Cleco Corp.	38,814	1,802
Vectren Corp.	53,026	1,794
Piedmont Natural Gas Co. Inc.	49,420	1,667
Hawaiian Electric Industries Inc.	62,685	1,587
IDACORP Inc.	32,407	1,548
Portland General Electric Co.	48,763	1,492
WGL Holdings Inc.	33,071	1,429
Southwest Gas Corp.	29,721	1,391
Black Hills Corp.	28,303	1,380
* Dynegy Inc.	60,755	1,370
ALLETE Inc.	25,714	1,282
UIL Holdings Corp.	32,378	1,238
South Jersey Industries Inc.	20,647	1,185
UNS Energy Corp.	25,617	1,146
PNM Resources Inc.	51,110	1,134
New Jersey Resources Corp.	26,859	1,115
Avista Corp.	39,201	1,059
NorthWestern Corp.	24,018	958
El Paso Electric Co.	26,236	926
Laclede Group Inc.	19,346	883
MGE Energy Inc.	15,096	827
Northwest Natural Gas Co.	17,907	761
American States Water Co.	11,809	634
Empire District Electric Co.	23,839	532
California Water Service Group	26,632	520
Atlantic Power Corp.	78,065	308
Ormat Technologies Inc.	11,849	279
Chesapeake Utilities Corp.	4,634	239
SJW Corp.	8,583	225
Middlesex Water Co.	10,426	208
Unitil Corp.	6,212	179
Connecticut Water Service Inc.	6,114	175
York Water Co.	7,846	149
Genie Energy Ltd. Class B	10,188	93
Artesian Resources Corp. Class A	2,320	52
* Cadiz Inc.	9,960	46
Delta Natural Gas Co. Inc.	1,541	33
* Pure Cycle Corp.	5,212	29

		388,047
Total Common Stocks (Cost $6,823,705)		11,318,885

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (27.3%)
U.S. Government Securities (16.1%)
United States Treasury Note/Bond	0.625%	7/15/14	19,150	19,234
United States Treasury Note/Bond	0.125%	7/31/14	225	225
United States Treasury Note/Bond	2.625%	7/31/14	1,250	1,283
United States Treasury Note/Bond	0.500%	8/15/14	52,300	52,472
United States Treasury Note/Bond	4.250%	8/15/14	54,050	56,491
United States Treasury Note/Bond	2.375%	8/31/14	40,350	41,359
United States Treasury Note/Bond	0.250%	9/15/14	65,790	65,810
United States Treasury Note/Bond	2.375%	9/30/14	5,740	5,893
United States Treasury Note/Bond	0.500%	10/15/14	41,960	42,111
United States Treasury Note/Bond	0.250%	10/31/14	225	225
United States Treasury Note/Bond	2.375%	10/31/14	5,150	5,296
United States Treasury Note/Bond	0.375%	11/15/14	14,992	15,022
United States Treasury Note/Bond	4.250%	11/15/14	3,500	3,692
United States Treasury Note/Bond	0.250%	11/30/14	460	460
United States Treasury Note/Bond	2.125%	11/30/14	14,850	15,244
United States Treasury Note/Bond	0.250%	12/15/14	11,375	11,377
United States Treasury Note/Bond	2.625%	12/31/14	14,885	15,411
United States Treasury Note/Bond	0.250%	1/15/15	12,918	12,914
United States Treasury Note/Bond	0.250%	1/31/15	639	639
United States Treasury Note/Bond	2.250%	1/31/15	10,050	10,361
United States Treasury Note/Bond	0.250%	2/15/15	16,778	16,768
United States Treasury Note/Bond	4.000%	2/15/15	10,895	11,547
United States Treasury Note/Bond	11.250%	2/15/15	2,725	3,207
United States Treasury Note/Bond	0.250%	2/28/15	38,640	38,610
United States Treasury Note/Bond	2.375%	2/28/15	250	259
United States Treasury Note/Bond	0.375%	3/15/15	10,950	10,962
United States Treasury Note/Bond	2.500%	3/31/15	25	26
United States Treasury Note/Bond	0.375%	4/15/15	52,050	52,091
United States Treasury Note/Bond	0.125%	4/30/15	165	164
United States Treasury Note/Bond	2.500%	4/30/15	24,625	25,591
United States Treasury Note/Bond	0.250%	5/15/15	14,700	14,675
United States Treasury Note/Bond	4.125%	5/15/15	28,275	30,267
United States Treasury Note/Bond	0.250%	5/31/15	54,004	53,903
United States Treasury Note/Bond	2.125%	5/31/15	3,225	3,334
United States Treasury Note/Bond	0.375%	6/15/15	59,550	59,559
United States Treasury Note/Bond	1.875%	6/30/15	4,575	4,711
United States Treasury Note/Bond	0.250%	7/15/15	59,520	59,353
United States Treasury Note/Bond	1.750%	7/31/15	16,800	17,273
United States Treasury Note/Bond	0.250%	8/15/15	44,607	44,440
United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,478
United States Treasury Note/Bond	0.250%	9/15/15	50,830	50,615
United States Treasury Note/Bond	1.250%	9/30/15	760	774
United States Treasury Note/Bond	0.250%	10/15/15	24,715	24,599
United States Treasury Note/Bond	0.375%	11/15/15	15,554	15,515
United States Treasury Note/Bond	4.500%	11/15/15	17,100	18,716
United States Treasury Note/Bond	9.875%	11/15/15	400	488
United States Treasury Note/Bond	1.375%	11/30/15	150	153
United States Treasury Note/Bond	0.250%	12/15/15	24,513	24,360
United States Treasury Note/Bond	0.375%	1/15/16	17,450	17,387
United States Treasury Note/Bond	0.375%	2/15/16	82,564	82,164
United States Treasury Note/Bond	4.500%	2/15/16	23,625	26,047
United States Treasury Note/Bond	2.125%	2/29/16	50	52
United States Treasury Note/Bond	2.625%	2/29/16	16,850	17,771
United States Treasury Note/Bond	0.375%	3/15/16	13,875	13,795
United States Treasury Note/Bond	2.375%	3/31/16	19,075	20,005
United States Treasury Note/Bond	0.250%	4/15/16	35,425	35,071
United States Treasury Note/Bond	2.000%	4/30/16	120	125
United States Treasury Note/Bond	2.625%	4/30/16	20,000	21,116
United States Treasury Note/Bond	0.250%	5/15/16	58,200	57,563
United States Treasury Note/Bond	5.125%	5/15/16	14,750	16,635
United States Treasury Note/Bond	7.250%	5/15/16	9,065	10,770

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	0.500%	6/15/16	21,130	21,038
United States Treasury Note/Bond	1.500%	6/30/16	18,000	18,430
United States Treasury Note/Bond	1.500%	7/31/16	5,875	6,014
United States Treasury Note/Bond	1.000%	8/31/16	16,025	16,145
United States Treasury Note/Bond	3.000%	8/31/16	9,325	9,984
United States Treasury Note/Bond	1.000%	9/30/16	43,300	43,584
United States Treasury Note/Bond	3.000%	9/30/16	9,275	9,939
United States Treasury Note/Bond	1.000%	10/31/16	6,580	6,617
United States Treasury Note/Bond	4.625%	11/15/16	425	479
United States Treasury Note/Bond	0.875%	11/30/16	26,407	26,419
United States Treasury Note/Bond	2.750%	11/30/16	2,475	2,632
United States Treasury Note/Bond	0.875%	12/31/16	15,865	15,853
United States Treasury Note/Bond	0.875%	1/31/17	17,450	17,417
United States Treasury Note/Bond	3.125%	1/31/17	15,311	16,514
United States Treasury Note/Bond	4.625%	2/15/17	200	226
United States Treasury Note/Bond	0.875%	2/28/17	7,000	6,980
United States Treasury Note/Bond	3.000%	2/28/17	2,350	2,524
United States Treasury Note/Bond	1.000%	3/31/17	13,845	13,854
United States Treasury Note/Bond	3.250%	3/31/17	21,100	22,870
United States Treasury Note/Bond	0.875%	4/30/17	76,275	75,870
United States Treasury Note/Bond	3.125%	4/30/17	52,750	56,929
United States Treasury Note/Bond	4.500%	5/15/17	200	226
United States Treasury Note/Bond	8.750%	5/15/17	1,970	2,552
United States Treasury Note/Bond	0.625%	5/31/17	7,575	7,452
United States Treasury Note/Bond	2.750%	5/31/17	830	885
United States Treasury Note/Bond	0.750%	6/30/17	635	627
United States Treasury Note/Bond	2.500%	6/30/17	39,650	41,880
United States Treasury Note/Bond	0.500%	7/31/17	6,878	6,710
United States Treasury Note/Bond	2.375%	7/31/17	29,400	30,898
United States Treasury Note/Bond	4.750%	8/15/17	10,950	12,565
United States Treasury Note/Bond	0.625%	8/31/17	11,810	11,563
United States Treasury Note/Bond	1.875%	8/31/17	10,025	10,326
United States Treasury Note/Bond	0.625%	9/30/17	4,115	4,022
United States Treasury Note/Bond	1.875%	9/30/17	12,600	12,970
United States Treasury Note/Bond	0.750%	10/31/17	2,300	2,256
United States Treasury Note/Bond	4.250%	11/15/17	8,020	9,069
United States Treasury Note/Bond	0.625%	11/30/17	10,070	9,812
United States Treasury Note/Bond	0.750%	12/31/17	1,143	1,118
United States Treasury Note/Bond	0.875%	1/31/18	765	751
United States Treasury Note/Bond	3.500%	2/15/18	32,425	35,667
United States Treasury Note/Bond	0.625%	4/30/18	5,175	4,999
United States Treasury Note/Bond	2.625%	4/30/18	16,300	17,283
United States Treasury Note/Bond	3.875%	5/15/18	2,575	2,884
United States Treasury Note/Bond	9.125%	5/15/18	675	924
United States Treasury Note/Bond	1.000%	5/31/18	4,675	4,592
United States Treasury Note/Bond	2.375%	5/31/18	1,600	1,677
United States Treasury Note/Bond	1.375%	6/30/18	20,600	20,581
United States Treasury Note/Bond	2.375%	6/30/18	23,800	24,938
United States Treasury Note/Bond	2.250%	7/31/18	18,675	19,440
United States Treasury Note/Bond	4.000%	8/15/18	3,300	3,725
United States Treasury Note/Bond	1.500%	8/31/18	24,575	24,636
United States Treasury Note/Bond	1.375%	9/30/18	29,600	29,452
United States Treasury Note/Bond	1.750%	10/31/18	41,680	42,246
United States Treasury Note/Bond	3.750%	11/15/18	805	900
United States Treasury Note/Bond	1.375%	11/30/18	23,763	23,592
United States Treasury Note/Bond	1.375%	12/31/18	12,100	11,994
United States Treasury Note/Bond	1.250%	1/31/19	27,475	27,024
United States Treasury Note/Bond	2.750%	2/15/19	50	53
United States Treasury Note/Bond	8.875%	2/15/19	4,350	6,080
United States Treasury Note/Bond	1.375%	2/28/19	7,450	7,364
United States Treasury Note/Bond	1.500%	3/31/19	21,075	20,950
United States Treasury Note/Bond	1.250%	4/30/19	40,700	39,835
United States Treasury Note/Bond	3.125%	5/15/19	7,335	7,956
United States Treasury Note/Bond	1.125%	5/31/19	925	897

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.000%	6/30/19	225	216
United States Treasury Note/Bond	0.875%	7/31/19	6,775	6,449
United States Treasury Note/Bond	3.625%	8/15/19	7,697	8,569
United States Treasury Note/Bond	8.125%	8/15/19	1,625	2,239
United States Treasury Note/Bond	1.000%	8/31/19	15,425	14,762
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,685
United States Treasury Note/Bond	3.375%	11/15/19	25,052	27,549
United States Treasury Note/Bond	1.000%	11/30/19	8,250	7,856
United States Treasury Note/Bond	1.125%	12/31/19	5,442	5,212
United States Treasury Note/Bond	1.375%	1/31/20	507	493
United States Treasury Note/Bond	3.625%	2/15/20	8,270	9,220
United States Treasury Note/Bond	8.500%	2/15/20	2,675	3,804
United States Treasury Note/Bond	1.250%	2/29/20	8,240	7,926
United States Treasury Note/Bond	1.125%	4/30/20	6,100	5,797
United States Treasury Note/Bond	3.500%	5/15/20	6,560	7,254
United States Treasury Note/Bond	1.375%	5/31/20	28,815	27,789
United States Treasury Note/Bond	1.875%	6/30/20	23,275	23,173
United States Treasury Note/Bond	2.625%	8/15/20	9,925	10,365
United States Treasury Note/Bond	8.750%	8/15/20	7,725	11,269
United States Treasury Note/Bond	2.625%	11/15/20	58,233	60,644
United States Treasury Note/Bond	3.625%	2/15/21	425	472
United States Treasury Note/Bond	7.875%	2/15/21	400	566
United States Treasury Note/Bond	3.125%	5/15/21	48,262	51,791
United States Treasury Note/Bond	2.125%	8/15/21	30,290	30,148
United States Treasury Note/Bond	2.000%	11/15/21	29,700	29,166
United States Treasury Note/Bond	8.000%	11/15/21	770	1,116
United States Treasury Note/Bond	2.000%	2/15/22	20,095	19,640
United States Treasury Note/Bond	1.750%	5/15/22	22,258	21,208
United States Treasury Note/Bond	1.625%	8/15/22	6,465	6,062
United States Treasury Note/Bond	1.625%	11/15/22	2,867	2,674
United States Treasury Note/Bond	2.000%	2/15/23	7,835	7,536
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,552
United States Treasury Note/Bond	1.750%	5/15/23	63,538	59,468
United States Treasury Note/Bond	6.250%	8/15/23	12,955	17,372
United States Treasury Note/Bond	7.500%	11/15/24	675	1,001
United States Treasury Note/Bond	6.875%	8/15/25	600	859
United States Treasury Note/Bond	6.000%	2/15/26	9,915	13,305
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,430
United States Treasury Note/Bond	6.500%	11/15/26	9,410	13,228
United States Treasury Note/Bond	6.125%	11/15/27	150	206
United States Treasury Note/Bond	5.500%	8/15/28	12,445	16,190
United States Treasury Note/Bond	5.250%	11/15/28	75	95
United States Treasury Note/Bond	5.250%	2/15/29	8,540	10,860
United States Treasury Note/Bond	6.125%	8/15/29	2,420	3,365
United States Treasury Note/Bond	6.250%	5/15/30	1,070	1,516
United States Treasury Note/Bond	5.375%	2/15/31	8,600	11,201
United States Treasury Note/Bond	4.500%	2/15/36	250	298
United States Treasury Note/Bond	4.750%	2/15/37	200	247
United States Treasury Note/Bond	5.000%	5/15/37	14,248	18,199
United States Treasury Note/Bond	4.375%	2/15/38	9,742	11,418
United States Treasury Note/Bond	3.500%	2/15/39	19,602	19,942
United States Treasury Note/Bond	4.250%	5/15/39	525	604
United States Treasury Note/Bond	4.500%	8/15/39	12,634	15,117
United States Treasury Note/Bond	4.375%	11/15/39	22,036	25,865
United States Treasury Note/Bond	4.625%	2/15/40	18,260	22,269
United States Treasury Note/Bond	4.375%	5/15/40	950	1,115
United States Treasury Note/Bond	3.875%	8/15/40	9,315	10,079
United States Treasury Note/Bond	4.250%	11/15/40	6,140	7,067
United States Treasury Note/Bond	4.750%	2/15/41	21,538	26,791
United States Treasury Note/Bond	3.125%	11/15/41	22,525	21,142
United States Treasury Note/Bond	3.125%	2/15/42	13,250	12,422
United States Treasury Note/Bond	3.000%	5/15/42	12,925	11,796
United States Treasury Note/Bond	2.750%	8/15/42	14,975	12,942
United States Treasury Note/Bond	2.750%	11/15/42	53,185	45,922

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	3.125%	2/15/43	3,189	2,980
					3,048,660
Agency Bonds and Notes (1.7%)
	Egypt Government AID Bonds	4.450%	9/15/15	1,400	1,516
2	Federal Agricultural Mortgage Corp.	2.125%	9/15/15	125	129
2	Federal Agricultural Mortgage Corp.	2.000%	7/27/16	175	181
2	Federal Farm Credit Banks	3.000%	9/22/14	300	310
2	Federal Farm Credit Banks	1.625%	11/19/14	700	713
2	Federal Farm Credit Banks	0.270%	2/24/15	7,000	6,986
2	Federal Farm Credit Banks	0.500%	6/23/15	500	501
2	Federal Farm Credit Banks	1.500%	11/16/15	350	358
2	Federal Farm Credit Banks	1.050%	3/28/16	250	252
2	Federal Farm Credit Banks	5.125%	8/25/16	925	1,049
2	Federal Farm Credit Banks	4.875%	1/17/17	850	968
2	Federal Home Loan Banks	5.500%	8/13/14	1,900	2,011
2	Federal Home Loan Banks	4.500%	11/14/14	200	211
2	Federal Home Loan Banks	2.750%	12/12/14	125	129
2	Federal Home Loan Banks	0.250%	1/16/15	1,300	1,299
2	Federal Home Loan Banks	0.250%	2/20/15	8,600	8,589
2	Federal Home Loan Banks	5.625%	6/13/16	300	340
2	Federal Home Loan Banks	0.375%	6/24/16	1,500	1,483
2	Federal Home Loan Banks	5.125%	10/19/16	2,825	3,212
2	Federal Home Loan Banks	4.750%	12/16/16	4,170	4,715
2	Federal Home Loan Banks	4.875%	5/17/17	900	1,027
2	Federal Home Loan Banks	1.000%	6/21/17	2,500	2,478
2	Federal Home Loan Banks	4.875%	9/8/17	405	462
2	Federal Home Loan Banks	5.000%	11/17/17	2,350	2,708
2	Federal Home Loan Banks	5.375%	8/15/18	225	265
2	Federal Home Loan Banks	1.875%	3/13/20	500	486
2	Federal Home Loan Banks	4.125%	3/13/20	2,075	2,302
2	Federal Home Loan Banks	5.250%	12/11/20	1,000	1,191
2	Federal Home Loan Banks	5.625%	6/11/21	1,600	1,947
2	Federal Home Loan Banks	2.125%	3/10/23	4,000	3,709
2	Federal Home Loan Banks	5.375%	8/15/24	815	978
2	Federal Home Loan Banks	5.500%	7/15/36	1,275	1,554
3	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	1,600	1,679
3	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,275	2,343
3	Federal Home Loan Mortgage Corp.	1.000%	7/30/14	725	731
3	Federal Home Loan Mortgage Corp.	1.000%	8/20/14	1,570	1,584
3	Federal Home Loan Mortgage Corp.	1.000%	8/27/14	1,025	1,034
3	Federal Home Loan Mortgage Corp.	0.500%	9/19/14	625	627
3	Federal Home Loan Mortgage Corp.	0.750%	11/25/14	1,525	1,535
3	Federal Home Loan Mortgage Corp.	0.625%	12/29/14	10,825	10,876
3	Federal Home Loan Mortgage Corp.	2.875%	2/9/15	1,130	1,176
3	Federal Home Loan Mortgage Corp.	0.500%	4/17/15	4,000	4,009
3	Federal Home Loan Mortgage Corp.	4.375%	7/17/15	8,257	8,914
3	Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,000	1,027
3	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,376
3	Federal Home Loan Mortgage Corp.	0.500%	5/13/16	1,700	1,690
3	Federal Home Loan Mortgage Corp.	2.500%	5/27/16	1,100	1,156
3	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	3,100	3,536
3	Federal Home Loan Mortgage Corp.	2.000%	8/25/16	11,605	12,012
3	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,600	2,587
3	Federal Home Loan Mortgage Corp.	1.250%	5/12/17	4,000	4,009
3	Federal Home Loan Mortgage Corp.	1.000%	6/29/17	1,575	1,559
3	Federal Home Loan Mortgage Corp.	1.000%	7/28/17	5,500	5,436
3	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,519
3	Federal Home Loan Mortgage Corp.	1.000%	9/29/17	8,200	8,077
3	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,238
3	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,800	1,742
3	Federal Home Loan Mortgage Corp.	0.875%	3/7/18	2,000	1,940
3	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	3,142
3	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,784
3	Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,861

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,700	1,619
3	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,392
3	Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,900	1,791
3	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,715
3	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,162
3	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,405	3,190
3	Federal National Mortgage Assn.	0.875%	8/28/14	6,650	6,699
3	Federal National Mortgage Assn.	3.000%	9/16/14	2,100	2,169
3	Federal National Mortgage Assn.	4.625%	10/15/14	2,925	3,088
3	Federal National Mortgage Assn.	0.625%	10/30/14	2,640	2,652
3	Federal National Mortgage Assn.	2.625%	11/20/14	4,740	4,892
3	Federal National Mortgage Assn.	0.750%	12/19/14	9,025	9,083
3	Federal National Mortgage Assn.	0.375%	3/16/15	2,250	2,250
3	Federal National Mortgage Assn.	0.500%	5/27/15	2,200	2,205
3	Federal National Mortgage Assn.	0.500%	7/2/15	1,700	1,702
3	Federal National Mortgage Assn.	2.375%	7/28/15	1,000	1,039
3	Federal National Mortgage Assn.	2.000%	9/21/15	405	418
3	Federal National Mortgage Assn.	0.500%	9/28/15	2,600	2,599
3	Federal National Mortgage Assn.	1.625%	10/26/15	5,870	6,014
3	Federal National Mortgage Assn.	0.375%	12/21/15	1,775	1,765
3	Federal National Mortgage Assn.	5.000%	3/15/16	2,150	2,396
3	Federal National Mortgage Assn.	0.500%	3/30/16	2,725	2,710
3	Federal National Mortgage Assn.	2.375%	4/11/16	6,475	6,771
3	Federal National Mortgage Assn.	0.375%	7/5/16	2,000	1,976
3	Federal National Mortgage Assn.	5.250%	9/15/16	2,325	2,647
3	Federal National Mortgage Assn.	1.250%	9/28/16	6,205	6,278
3	Federal National Mortgage Assn.	1.375%	11/15/16	11,955	12,115
3	Federal National Mortgage Assn.	1.250%	1/30/17	2,725	2,739
3	Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,250
3	Federal National Mortgage Assn.	1.125%	4/27/17	10,600	10,578
3	Federal National Mortgage Assn.	0.875%	10/26/17	16,150	15,799
3	Federal National Mortgage Assn.	0.875%	12/20/17	3,000	2,924
3	Federal National Mortgage Assn.	0.875%	2/8/18	6,000	5,833
3	Federal National Mortgage Assn.	0.875%	5/21/18	1,900	1,835
3	Federal National Mortgage Assn.	0.000%	10/9/19	1,110	934
3	Federal National Mortgage Assn.	7.125%	1/15/30	1,405	1,979
3	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,898
3	Federal National Mortgage Assn.	6.625%	11/15/30	1,320	1,795
3	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,574
2	Financing Corp.	9.800%	4/6/18	500	683
2	Financing Corp.	9.650%	11/2/18	475	661
	Israel Government AID Bond	5.500%	12/4/23	375	459
	Israel Government AID Bond	5.500%	4/26/24	1,400	1,717
	Private Export Funding Corp.	3.050%	10/15/14	150	155
	Private Export Funding Corp.	1.375%	2/15/17	175	176
	Private Export Funding Corp.	2.250%	12/15/17	200	207
	Private Export Funding Corp.	4.375%	3/15/19	350	393
	Private Export Funding Corp.	1.450%	8/15/19	250	242
	Private Export Funding Corp.	4.300%	12/15/21	175	195
	Private Export Funding Corp.	2.800%	5/15/22	200	199
	Private Export Funding Corp.	2.050%	11/15/22	4,175	3,853
	Private Export Funding Corp.	2.450%	7/15/24	525	487
2	Tennessee Valley Authority	4.500%	4/1/18	655	741
2	Tennessee Valley Authority	3.875%	2/15/21	905	982
2	Tennessee Valley Authority	1.875%	8/15/22	425	390
2	Tennessee Valley Authority	6.750%	11/1/25	100	134
2	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,769
2	Tennessee Valley Authority	4.650%	6/15/35	500	527
2	Tennessee Valley Authority	5.880%	4/1/36	285	351
2	Tennessee Valley Authority	5.500%	6/15/38	225	266
2	Tennessee Valley Authority	5.250%	9/15/39	425	481
2	Tennessee Valley Authority	3.500%	12/15/42	950	802
2	Tennessee Valley Authority	5.375%	4/1/56	580	653

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Tennessee Valley Authority	4.625%	9/15/60	519	504
					320,760
Conventional Mortgage-Backed Securities (9.2%)
[3,4,5]	Fannie Mae Pool	2.000%	7/1/28	4,125	4,015
[3,4,5]	Fannie Mae Pool	2.500%	3/1/27–1/1/43	39,681	39,740
[3,4,5]	Fannie Mae Pool	3.000%	11/1/26–7/1/43	117,193	117,012
[3,4,5]	Fannie Mae Pool	3.500%	9/1/25–7/1/43	142,749	146,169
[3,4,5]	Fannie Mae Pool	4.000%	7/1/18–7/1/43	134,757	141,120
[3,4,5]	Fannie Mae Pool	4.500%	10/1/13–7/1/43	99,671	105,871
[3,4,5]	Fannie Mae Pool	5.000%	3/1/17–7/1/43	87,779	94,716
[3,4,5]	Fannie Mae Pool	5.500%	11/1/16–7/1/43	70,336	76,777
3,4	Fannie Mae Pool	6.000%	11/1/13–5/1/41	49,753	54,488
3,4	Fannie Mae Pool	6.500%	4/1/14–10/1/39	18,971	21,241
3,4	Fannie Mae Pool	7.000%	7/1/14–11/1/37	4,300	4,871
3,4	Fannie Mae Pool	7.500%	4/1/15–12/1/32	561	626
3,4	Fannie Mae Pool	8.000%	7/1/15–11/1/30	93	104
3,4	Fannie Mae Pool	8.500%	11/1/18–9/1/30	76	86
3,4	Fannie Mae Pool	9.000%	7/1/22–8/1/26	26	26
3,4	Fannie Mae Pool	9.500%	5/1/16–2/1/25	3	5
[3,4,5]	Freddie Mac Gold Pool	2.000%	7/1/28	1,350	1,314
[3,4,5]	Freddie Mac Gold Pool	2.500%	7/1/28–2/1/43	29,935	29,869
[3,4,5]	Freddie Mac Gold Pool	3.000%	1/1/27–7/1/43	58,797	58,661
[3,4,5]	Freddie Mac Gold Pool	3.500%	8/1/25–7/1/43	71,937	73,353
[3,4,5]	Freddie Mac Gold Pool	4.000%	7/1/18–7/1/43	75,116	78,277
[3,4,5]	Freddie Mac Gold Pool	4.500%	9/1/15–7/1/43	65,546	69,218
[3,4,5]	Freddie Mac Gold Pool	5.000%	4/1/17–7/1/43	47,792	51,120
3,4	Freddie Mac Gold Pool	5.500%	1/1/14–6/1/41	45,520	49,281
[3,4,5]	Freddie Mac Gold Pool	6.000%	7/1/13–7/1/43	28,639	31,237
3,4	Freddie Mac Gold Pool	6.500%	8/1/13–3/1/39	8,648	9,667
3,4	Freddie Mac Gold Pool	7.000%	9/1/14–12/1/38	1,745	1,990
3,4	Freddie Mac Gold Pool	7.500%	11/1/14–1/1/32	282	319
3,4	Freddie Mac Gold Pool	8.000%	1/1/16–10/1/31	314	346
3,4	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	29	36
3,4	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	31	32
3,4	Freddie Mac Gold Pool	9.500%	4/1/16–4/1/25	3	5
3,4	Freddie Mac Gold Pool	10.000%	3/1/17–4/1/25	4	4
4,5	Ginnie Mae I Pool	3.000%	1/15/26–7/1/43	13,043	12,932
4,5	Ginnie Mae I Pool	3.500%	11/15/25–7/1/43	18,012	18,563
4,5	Ginnie Mae I Pool	4.000%	10/15/24–7/1/43	28,396	29,824
4,5	Ginnie Mae I Pool	4.500%	8/15/18–7/1/43	42,293	44,978
4,5	Ginnie Mae I Pool	5.000%	1/15/18–7/1/43	27,605	29,867
4,5	Ginnie Mae I Pool	5.500%	3/15/15–7/1/43	14,627	15,999
4	Ginnie Mae I Pool	6.000%	12/15/13–12/15/40	11,358	12,600
4	Ginnie Mae I Pool	6.500%	7/15/14–8/15/39	3,500	3,951
4	Ginnie Mae I Pool	7.000%	5/15/15–8/15/32	1,330	1,510
4	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	355	401
4	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	246	269
4	Ginnie Mae I Pool	8.500%	3/15/17–6/15/30	31	34
4	Ginnie Mae I Pool	9.000%	6/15/16–2/15/30	43	44
4	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	2	2
4	Ginnie Mae I Pool	10.000%	3/15/19	1	1
4	Ginnie Mae II Pool	2.500%	2/20/28	1,050	1,067
4,5	Ginnie Mae II Pool	3.000%	2/20/27–7/1/43	40,026	39,688
4,5	Ginnie Mae II Pool	3.500%	9/20/25–7/1/43	85,845	88,308
4,5	Ginnie Mae II Pool	4.000%	9/20/25–7/1/43	55,900	58,782
4,5	Ginnie Mae II Pool	4.500%	11/20/35–7/1/43	61,263	65,667
4	Ginnie Mae II Pool	5.000%	3/20/18–6/20/42	40,208	43,722
4	Ginnie Mae II Pool	5.500%	11/20/34–9/20/41	14,245	15,569
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	7,742	8,608
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	2,860	3,274

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	462	525
					1,757,781
Nonconventional Mortgage-Backed Securities (0.3%)
[3,4,6]	Fannie Mae Pool	1.563%	4/1/37	73	76
3,4	Fannie Mae Pool	2.205%	9/1/42	707	727
3,4	Fannie Mae Pool	2.206%	12/1/41	640	674
3,4	Fannie Mae Pool	2.239%	10/1/42	575	583
[3,4,6]	Fannie Mae Pool	2.348%	8/1/37	170	179
[3,4,6]	Fannie Mae Pool	2.420%	9/1/37	178	191
3,4	Fannie Mae Pool	2.422%	5/1/42	817	843
3,4	Fannie Mae Pool	2.522%	12/1/40	525	539
3,4	Fannie Mae Pool	2.538%	10/1/40	379	390
[3,4,6]	Fannie Mae Pool	2.550%	1/1/35	327	353
[3,4,6]	Fannie Mae Pool	2.556%	2/1/36	162	166
3,4	Fannie Mae Pool	2.610%	12/1/41	620	649
3,4	Fannie Mae Pool	2.612%	11/1/41	586	609
[3,4,6]	Fannie Mae Pool	2.649%	9/1/34	91	97
[3,4,6]	Fannie Mae Pool	2.667%	1/1/37	267	289
3,4	Fannie Mae Pool	2.686%	1/1/42	615	638
[3,4,6]	Fannie Mae Pool	2.717%	8/1/35	252	270
3,4	Fannie Mae Pool	2.794%	3/1/42	1,005	1,040
[3,4,6]	Fannie Mae Pool	2.810%	11/1/33	96	104
3,4	Fannie Mae Pool	2.815%	1/1/42	643	661
3,4	Fannie Mae Pool	2.825%	3/1/41	426	441
3,4	Fannie Mae Pool	2.843%	11/1/41	574	594
3,4	Fannie Mae Pool	2.904%	12/1/40	262	269
3,4	Fannie Mae Pool	2.930%	5/1/42	403	428
3,4	Fannie Mae Pool	3.020%	3/1/41	599	621
3,4	Fannie Mae Pool	3.031%	3/1/42	752	796
3,4	Fannie Mae Pool	3.034%	2/1/41	401	411
3,4	Fannie Mae Pool	3.051%	2/1/42	635	670
3,4	Fannie Mae Pool	3.124%	2/1/41	244	253
3,4	Fannie Mae Pool	3.151%	12/1/40–2/1/41	501	517
3,4	Fannie Mae Pool	3.172%	9/1/40	222	231
3,4	Fannie Mae Pool	3.201%	12/1/40	256	266
3,4	Fannie Mae Pool	3.223%	8/1/40	224	233
3,4	Fannie Mae Pool	3.241%	10/1/40	374	389
3,4	Fannie Mae Pool	3.264%	1/1/41	367	384
3,4	Fannie Mae Pool	3.281%	5/1/41	524	545
3,4	Fannie Mae Pool	3.283%	1/1/40	374	389
3,4	Fannie Mae Pool	3.293%	11/1/40	211	220
3,4	Fannie Mae Pool	3.341%	8/1/42	665	697
3,4	Fannie Mae Pool	3.394%	1/1/40	545	567
3,4	Fannie Mae Pool	3.404%	5/1/40	155	161
3,4	Fannie Mae Pool	3.436%	12/1/39	741	771
3,4	Fannie Mae Pool	3.490%	10/1/39	160	167
3,4	Fannie Mae Pool	3.496%	5/1/40	124	129
3,4	Fannie Mae Pool	3.542%	3/1/40	703	734
3,4	Fannie Mae Pool	3.560%	7/1/41	602	638
3,4	Fannie Mae Pool	3.580%	8/1/39	159	166
3,4	Fannie Mae Pool	3.583%	6/1/41	129	133
3,4	Fannie Mae Pool	3.588%	11/1/39	97	101
3,4	Fannie Mae Pool	3.604%	4/1/41	327	331
3,4	Fannie Mae Pool	3.627%	11/1/39	145	152
3,4	Fannie Mae Pool	3.669%	7/1/39	98	103
[3,4,6]	Fannie Mae Pool	3.688%	6/1/36	17	19
3,4	Fannie Mae Pool	3.695%	5/1/40	1,325	1,386
3,4	Fannie Mae Pool	3.747%	6/1/41	510	527
3,4	Fannie Mae Pool	3.780%	2/1/40	803	840
3,4	Fannie Mae Pool	3.814%	9/1/40	445	469
[3,4,6]	Fannie Mae Pool	4.208%	11/1/34	184	194
3,4	Fannie Mae Pool	4.218%	12/1/39	473	507
[3,4,6]	Fannie Mae Pool	4.543%	10/1/38	277	295
3,4	Fannie Mae Pool	4.914%	12/1/33	78	83

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Fannie Mae Pool	5.066%	3/1/38	171	183
3,4	Fannie Mae Pool	5.238%	7/1/36	125	134
[3,4,6]	Fannie Mae Pool	5.253%	11/1/39	330	358
3,4	Fannie Mae Pool	5.383%	8/1/39	616	666
3,4	Fannie Mae Pool	5.684%	4/1/37	365	393
3,4	Fannie Mae Pool	5.776%	12/1/37	358	387
3,4	Fannie Mae Pool	6.013%	7/1/37	39	42
3,4	Fannie Mae Pool	6.024%	11/1/36	401	430
3,4	Fannie Mae Pool	6.128%	10/1/37	315	340
[3,4,6]	Freddie Mac Non Gold Pool	2.186%	1/1/37	248	264
[3,4,6]	Freddie Mac Non Gold Pool	2.216%	7/1/35	193	204
3,4	Freddie Mac Non Gold Pool	2.375%	5/1/36	112	116
[3,4,6]	Freddie Mac Non Gold Pool	2.376%	11/1/34	114	123
3,4	Freddie Mac Non Gold Pool	2.579%	2/1/42	359	370
[3,4,6]	Freddie Mac Non Gold Pool	2.602%	1/1/35	26	28
3,4	Freddie Mac Non Gold Pool	2.628%	12/1/40	267	275
[3,4,6]	Freddie Mac Non Gold Pool	2.688%	10/1/37	83	87
3,4	Freddie Mac Non Gold Pool	2.700%	11/1/40	142	147
3,4	Freddie Mac Non Gold Pool	2.701%	12/1/40	583	602
[3,4,6]	Freddie Mac Non Gold Pool	2.720%	12/1/34	117	123
[3,4,6]	Freddie Mac Non Gold Pool	2.741%	12/1/35	138	146
[3,4,6]	Freddie Mac Non Gold Pool	2.770%	12/1/36	108	115
3,4	Freddie Mac Non Gold Pool	2.784%	1/1/41	305	313
3,4	Freddie Mac Non Gold Pool	2.925%	2/1/41	505	525
3,4	Freddie Mac Non Gold Pool	2.957%	2/1/41	162	168
[3,4,6]	Freddie Mac Non Gold Pool	3.020%	8/1/37	244	263
3,4	Freddie Mac Non Gold Pool	3.089%	3/1/41	193	200
3,4	Freddie Mac Non Gold Pool	3.094%	6/1/41	260	271
3,4	Freddie Mac Non Gold Pool	3.139%	11/1/40	292	304
3,4	Freddie Mac Non Gold Pool	3.266%	6/1/40	212	221
3,4	Freddie Mac Non Gold Pool	3.348%	5/1/40	90	94
3,4	Freddie Mac Non Gold Pool	3.424%	4/1/40	249	259
3,4	Freddie Mac Non Gold Pool	3.433%	3/1/42	815	857
3,4	Freddie Mac Non Gold Pool	3.444%	5/1/40	106	111
3,4	Freddie Mac Non Gold Pool	3.480%	8/1/40	475	499
3,4	Freddie Mac Non Gold Pool	3.557%	11/1/39	573	598
3,4	Freddie Mac Non Gold Pool	3.613%	6/1/40	247	258
3,4	Freddie Mac Non Gold Pool	3.631%	1/1/40–6/1/40	401	419
3,4	Freddie Mac Non Gold Pool	3.680%	9/1/40	415	433
3,4	Freddie Mac Non Gold Pool	4.025%	3/1/40	788	827
3,4	Freddie Mac Non Gold Pool	4.679%	5/1/38	30	32
3,4	Freddie Mac Non Gold Pool	4.889%	12/1/35	387	407
3,4	Freddie Mac Non Gold Pool	5.079%	10/1/36	150	157
3,4	Freddie Mac Non Gold Pool	5.102%	3/1/37	37	40
3,4	Freddie Mac Non Gold Pool	5.237%	3/1/38	376	404
3,4	Freddie Mac Non Gold Pool	5.354%	1/1/38	52	55
3,4	Freddie Mac Non Gold Pool	5.484%	2/1/36	157	167
3,4	Freddie Mac Non Gold Pool	5.727%	9/1/37	888	958
3,4	Freddie Mac Non Gold Pool	5.780%	10/1/37	5	5
3,4	Freddie Mac Non Gold Pool	5.819%	5/1/37	563	606
3,4	Freddie Mac Non Gold Pool	6.005%	12/1/36	109	117
3,4	Freddie Mac Non Gold Pool	6.365%	2/1/37	64	68
4	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	4,593	4,819
4,5	Ginnie Mae II Pool	3.000%	12/20/40–11/20/41	2,281	2,402
[4,5,6]	Ginnie Mae II Pool	3.500%	10/20/39–8/20/41	1,576	1,674
4	Ginnie Mae II Pool	3.750%	1/20/40	530	552
4,5	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	2,643	2,768
4	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	69	72

					53,361

Total U.S. Government and Agency Obligations (Cost $5,164,403)					5,180,562

Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
4	AEP Texas Central Transition Funding II LLC 2006-A	5.170%	1/1/18	207	233

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	425	430
4	Ally Auto Receivables Trust 2011-4	1.140%	6/15/16	211	212
4	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	365	366
4	AmeriCredit Automobile Receivables Trust 2013-3	0.920%	4/9/18	203	203
4	AmeriCredit Automobile Receivables Trust 2012-1	1.230%	9/8/16	100	100
4	AmeriCredit Automobile Receivables Trust 2013-1	0.610%	10/10/17	108	107
4	AmeriCredit Automobile Receivables Trust 2013-2	0.650%	12/8/17	74	74
4	Banc of America Commercial Mortgage Trust 2004-2	4.153%	11/10/38	77	78
4	Banc of America Commercial Mortgage Trust 2004-3	5.743%	6/10/39	167	172
4	Banc of America Commercial Mortgage Trust 2004-4	4.877%	7/10/42	1,410	1,442
4	Banc of America Commercial Mortgage Trust 2005-1	5.284%	11/10/42	205	208
4	Banc of America Commercial Mortgage Trust 2005-2	4.857%	7/10/43	165	175
4	Banc of America Commercial Mortgage Trust 2005-5	5.115%	10/10/45	810	881
4	Banc of America Commercial Mortgage Trust 2005-6	5.358%	9/10/47	245	263
4	Banc of America Commercial Mortgage Trust 2005-6	5.358%	9/10/47	260	267
4	Banc of America Commercial Mortgage Trust 2006-1	5.372%	9/10/45	763	832
4	Banc of America Commercial Mortgage Trust 2006-1	5.421%	9/10/45	50	54
4	Banc of America Commercial Mortgage Trust 2006-2	5.919%	5/10/45	945	1,042
4	Banc of America Commercial Mortgage Trust 2006-2	5.954%	5/10/45	160	153
4	Banc of America Commercial Mortgage Trust 2006-4	5.634%	7/10/46	1,780	1,961
4	Banc of America Commercial Mortgage Trust 2006-5	5.414%	9/10/47	905	986
4	Banc of America Commercial Mortgage Trust 2006-5	5.448%	9/10/47	200	207
4	Banc of America Commercial Mortgage Trust 2007-1	5.482%	1/15/49	360	374
4	Banc of America Commercial Mortgage Trust 2008-1	6.395%	2/10/51	1,400	1,612
4	Bear Stearns Commercial Mortgage Securities Trust
	2002-TOP8	4.830%	8/15/38	6	6
4	Bear Stearns Commercial Mortgage Securities Trust
	2003-TOP12	4.680%	8/13/39	300	301
4	Bear Stearns Commercial Mortgage Securities Trust
	2004-PWR6	4.825%	11/11/41	190	197
4	Bear Stearns Commercial Mortgage Securities Trust
	2004-PWR6	4.868%	11/11/41	100	104
4	Bear Stearns Commercial Mortgage Securities Trust
	2004-TOP14	5.200%	1/12/41	199	203
4	Bear Stearns Commercial Mortgage Securities Trust
	2005-PWR10	5.405%	12/11/40	930	1,012
4	Bear Stearns Commercial Mortgage Securities Trust
	2005-PWR8	4.750%	6/11/41	200	207
4	Bear Stearns Commercial Mortgage Securities Trust
	2005-TOP18	4.933%	2/13/42	342	362
4	Bear Stearns Commercial Mortgage Securities Trust
	2006-PWR11	5.611%	3/11/39	585	635
4	Bear Stearns Commercial Mortgage Securities Trust
	2006-PWR12	5.941%	9/11/38	275	297
4	Bear Stearns Commercial Mortgage Securities Trust
	2006-PWR13	5.582%	9/11/41	160	176
4	Bear Stearns Commercial Mortgage Securities Trust
	2006-TOP22	5.766%	4/12/38	350	386
4	Bear Stearns Commercial Mortgage Securities Trust
	2006-TOP22	5.766%	4/12/38	250	269
4	Bear Stearns Commercial Mortgage Securities Trust
	2006-TOP24	5.568%	10/12/41	425	463
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR16	5.853%	6/11/40	392	395
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR16	5.905%	6/11/40	350	380
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR17	5.694%	6/11/50	770	870
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR17	5.915%	6/11/50	625	694
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR18	5.613%	6/11/50	385	386
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR18	5.700%	6/11/50	850	967

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP26	5.471%	1/12/45	323	364
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP26	5.513%	1/12/45	335	354
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP28	5.742%	9/11/42	1,945	2,231
4	Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	215	213
4	Capital One Multi-asset Execution Trust 2006-A3	5.050%	12/17/18	3,500	3,873
4	Capital One Multi-asset Execution Trust 2007-A7	5.750%	7/15/20	550	640
4	CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	145	144
4	CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	234	233
4	CarMax Auto Owner Trust 2013-2	0.840%	11/15/18	97	95
4	CD 2005-CD1 Commercial Mortgage Trust	5.392%	7/15/44	600	646
4	CD 2005-CD1 Commercial Mortgage Trust	5.392%	7/15/44	300	321
4	CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	1,300	1,436
4	CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	425	463
4	CD 2007-CD4 Commercial Mortgage Trust	5.205%	12/11/49	292	294
4	CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	1,010	1,112
4	CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	1,774	2,003
4	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.170%	8/1/19	139	154
4	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	81	95
4	CenterPoint Energy Transition Bond Co. IV, LLC 2012-
	1	3.028%	10/15/25	800	792
4	Chase Issuance Trust 2006-A2	5.160%	4/16/18	1,030	1,145
4	Chase Issuance Trust 2008-A11	5.400%	7/15/15	400	401
4	Chase Issuance Trust 2012-A5	0.590%	8/15/17	361	360
4	Chase Issuance Trust 2012-A7	2.160%	9/16/24	914	854
4	Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	611	655
4	Citibank Credit Card Issuance Trust 2004-A8	4.900%	12/12/16	635	675
4	Citibank Credit Card Issuance Trust 2005-A2	4.850%	3/10/17	300	322
4	Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	803	884
4	Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	640
4	Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	621	716
4	Citibank Credit Card Issuance Trust 2009-A4	4.900%	6/23/16	1,075	1,118
4	Citigroup Commercial Mortgage Trust 2004-C2	4.623%	10/15/41	81	80
4	Citigroup Commercial Mortgage Trust 2005-C3	4.830%	5/15/43	885	924
4	Citigroup Commercial Mortgage Trust 2006-C4	5.939%	3/15/49	500	540
4	Citigroup Commercial Mortgage Trust 2006-C4	5.939%	3/15/49	1,100	1,194
4	Citigroup Commercial Mortgage Trust 2006-C5	5.431%	10/15/49	200	221
4	Citigroup Commercial Mortgage Trust 2006-C5	5.462%	10/15/49	150	161
4	Citigroup Commercial Mortgage Trust 2007-C6	5.885%	12/10/49	1,050	1,188
4	Citigroup Commercial Mortgage Trust 2008-C7	6.340%	12/10/49	1,343	1,534
4	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	225	213
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	94
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	100	98
4	COBALT CMBS Commercial Mortgage Trust 2007-C3	5.985%	5/15/46	1,000	1,135
4	COMM 2004-LNB2 Mortgage Trust	4.715%	3/10/39	668	678
4	COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	1,170	1,243
4	COMM 2006-C7 Mortgage Trust	5.940%	6/10/46	1,050	1,169
4	COMM 2006-C7 Mortgage Trust	5.965%	6/10/46	200	213
4	COMM 2006-C8 Mortgage Trust	5.248%	12/10/46	40	40
4	COMM 2007-C9 Mortgage Trust	5.993%	12/10/49	900	1,023
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	138
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	185
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	325
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	174
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	142
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	258
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	153
4,7	COMM 2013-CCRE3 Mortgage Trust	3.416%	11/15/45	227	221
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	219
4,7	Commercial Mortgages Lease-Backed Certificates
	Series 2001-CMLB-1	6.746%	6/20/31	397	416

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.569%	2/15/39	695	758
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.569%	2/15/39	240	246
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.569%	2/15/39	400	427
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C3	5.989%	6/15/38	972	1,072
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C3	5.989%	6/15/38	225	242
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C4	5.509%	9/15/39	175	185
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C5	5.311%	12/15/39	460	511
4	Credit Suisse Commercial Mortgage Trust Series 2007-
	C1	5.383%	2/15/40	714	796
4	Credit Suisse Commercial Mortgage Trust Series 2007-
	C3	5.871%	6/15/39	508	581
4	CSFB Commercial Mortgage Trust 2004-C1	4.750%	1/15/37	1,271	1,284
4	CSFB Commercial Mortgage Trust 2005-C1	5.014%	2/15/38	925	964
4	CSFB Commercial Mortgage Trust 2005-C1	5.075%	2/15/38	218	222
4	CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	150	152
4	CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	80	84
4	CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	160	159
4	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	860	998
4	Ford Credit Auto Owner Trust 2009-E	2.420%	11/15/14	89	90
4	Ford Credit Auto Owner Trust 2010-A	2.150%	6/15/15	562	566
4	Ford Credit Auto Owner Trust 2011-A	1.650%	5/15/16	120	121
4	Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	400	403
4	Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	100	100
4	Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	289	288
4	Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	190	189
4	Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	100	98
4	GE Capital Credit Card Master Note Trust Series 2012-
	7	1.760%	9/15/22	409	396
4	GE Commercial Mortgage Corp. Series 2005-C3 Trust	4.974%	7/10/45	315	337
4	GE Commercial Mortgage Corp. Series 2006-C1 Trust	5.470%	3/10/44	325	352
4	GE Commercial Mortgage Corp. Series 2006-C1 Trust	5.470%	3/10/44	950	1,033
4	GE Commercial Mortgage Corp. Series 2007-C1 Trust	5.543%	12/10/49	850	944
4	GMAC Commercial Mortgage Securities Inc. Series
	2004-C1 Trust	4.908%	3/10/38	75	76
4	GMAC Commercial Mortgage Securities Inc. Series
	2004-C3 Trust	4.864%	12/10/41	1,275	1,333
4	GMAC Commercial Mortgage Securities Inc. Series
	2005-C1 Trust	4.754%	5/10/43	275	286
4	Greenwich Capital Commercial Funding Corp.
	Commercial Mortgage Trust 2004-GG1	5.317%	6/10/36	1,090	1,112
4	Greenwich Capital Commercial Funding Corp.
	Commercial Mortgage Trust 2005-GG3	4.799%	8/10/42	1,775	1,858
4	Greenwich Capital Commercial Funding Corp.
	Commercial Mortgage Trust 2005-GG3	4.859%	8/10/42	225	229
4	Greenwich Capital Commercial Funding Corp.
	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	1,788	1,914
4	Greenwich Capital Commercial Funding Corp.
	Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	275	291
4	Greenwich Capital Commercial Funding Corp.
	Commercial Mortgage Trust 2006-GG7	6.056%	7/10/38	285	316
4	Greenwich Capital Commercial Funding Corp.
	Commercial Mortgage Trust 2007-GG9	5.475%	3/10/39	75	79
4	GS Mortgage Securities Trust 2004-GG2	5.396%	8/10/38	1,065	1,099
4	GS Mortgage Securities Trust 2006-GG6	5.506%	4/10/38	274	279
4	GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	1,445	1,573
4	GS Mortgage Securities Trust 2006-GG6	5.622%	4/10/38	250	268
4	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	149

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	750	765
4	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	434
4	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	298
4	GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	229
4	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	91
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	259
4	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	114
4	Honda Auto Receivables 2011-1 Owner Trust	1.800%	4/17/17	150	151
4	Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	325	323
4	Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	111	111
4	Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	111	110
4	Honda Auto Receivables Owner Trust 2013-1	0.480%	11/21/16	359	357
4	Honda Auto Receivables Owner Trust 2013-1	0.620%	3/21/19	287	285
4	Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	325	324
4	Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	175	174
4	Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	200	198
4	Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	185	184
4	Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	308	304
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2003-CIBC7	4.879%	1/12/38	827	833
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2004-CIBC10	4.654%	1/12/37	110	111
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2004-CIBC8	4.404%	1/12/39	394	400
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2004-CIBC9	5.758%	6/12/41	1,300	1,348
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-CIBC11	5.541%	8/12/37	100	102
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-CIBC13	5.513%	1/12/43	125	131
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-LDP2	4.780%	7/15/42	210	222
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-LDP4	4.918%	10/15/42	1,000	1,059
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-LDP5	5.367%	12/15/44	438	477
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-LDP5	5.409%	12/15/44	175	189
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-LDP5	5.488%	12/15/44	70	70
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-CIBC14	5.633%	12/12/44	150	162
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-CIBC16	5.593%	5/12/45	569	615
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP6	5.475%	4/15/43	336	367
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP7	6.056%	4/15/45	180	196
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP7	6.056%	4/15/45	155	148
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP7	6.056%	4/15/45	1,125	1,245
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP8	5.440%	5/15/45	225	241
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP8	5.447%	5/15/45	860	886
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-CIBC18	5.440%	6/12/47	880	990
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-CIBC20	5.794%	2/12/51	1,515	1,745
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-CIBC20	6.078%	2/12/51	175	194
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-LDP11	6.003%	6/15/49	575	648

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-LDP12	5.882%	2/15/51	1,675	1,915
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C6	3.507%	5/15/45	550	562
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C8	2.829%	10/15/45	1,735	1,614
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-CIBX	3.483%	6/15/45	433	421
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C10	3.143%	12/15/47	146	139
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C10	3.372%	12/15/47	109	109
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-LC11	2.960%	4/15/46	173	161
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C12	3.664%	7/15/45	122	120
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C12	4.027%	7/15/45	81	80
4	LB-UBS Commercial Mortgage Trust 2003-C8	5.124%	11/15/32	421	423
4	LB-UBS Commercial Mortgage Trust 2004-C7	4.786%	10/15/29	1,299	1,342
4	LB-UBS Commercial Mortgage Trust 2005-C1	4.742%	2/15/30	575	600
4	LB-UBS Commercial Mortgage Trust 2005-C2	5.150%	4/15/30	665	703
4	LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	75	75
4	LB-UBS Commercial Mortgage Trust 2005-C7	5.197%	11/15/30	1,860	1,986
4	LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	303	323
4	LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	1,975	2,203
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	965	1,083
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	250	273
4	LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	180	191
4	LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	757	847
4	LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	655	710
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	845	925
4	LB-UBS Commercial Mortgage Trust 2008-C1	6.320%	4/15/41	260	286
4	LB-UBS Commercial Mortgage Trust 2008-C1	6.320%	4/15/41	525	618
4	Merrill Lynch Mortgage Trust 2003-KEY1	5.236%	11/12/35	789	796
4	Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	140	146
4	Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	1,929	2,107
4	Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	610	644
4	Merrill Lynch Mortgage Trust 2006-C1	5.872%	5/12/39	1,210	1,328
4	Merrill Lynch Mortgage Trust 2006-C1	5.872%	5/12/39	100	108
4	Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	245	265
4	Merrill Lynch Mortgage Trust 2007-C1	6.038%	6/12/50	1,795	2,029
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	750	845
4	ML-CFC Commercial Mortgage Trust 2006-2	6.086%	6/12/46	900	1,008
4	ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	160	173
4	ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	275	293
4	ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	1,685	1,863
4	ML-CFC Commercial Mortgage Trust 2007-9	5.590%	9/12/49	138	138
4	ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	517	592
4	Morgan Stanley Bank of America Merrill Lynch Trust	4.220%	7/15/46	2,000	2,034
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2012-C5	3.176%	8/15/45	175	168
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C7	2.918%	2/15/46	179	167
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C7	3.214%	2/15/46	36	33
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C8	3.134%	12/15/48	225	213
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C8	3.376%	12/15/48	100	98
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C9	3.102%	5/15/46	150	141
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C9	3.456%	5/15/46	125	122

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Morgan Stanley Capital I Trust 2003-IQ6	4.970%	12/15/41	654	660
4	Morgan Stanley Capital I Trust 2004-HQ4	4.970%	4/14/40	1,160	1,193
4	Morgan Stanley Capital I Trust 2004-IQ8	5.110%	6/15/40	904	930
4	Morgan Stanley Capital I Trust 2004-TOP13	4.660%	9/13/45	578	584
4	Morgan Stanley Capital I Trust 2004-TOP15	5.270%	6/13/41	400	410
4	Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	425	445
4	Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	1,715	1,826
4	Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	180	183
4	Morgan Stanley Capital I Trust 2005-HQ7	5.378%	11/14/42	900	980
4	Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	1,424	1,533
4	Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	170	173
4	Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	246	256
4	Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	65	65
4	Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	180	182
4	Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	740	834
4	Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	375	411
4	Morgan Stanley Capital I Trust 2006-HQ8	5.597%	3/12/44	575	624
4	Morgan Stanley Capital I Trust 2006-HQ8	5.646%	3/12/44	375	407
4	Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	250	275
4	Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	225	230
4	Morgan Stanley Capital I Trust 2006-IQ11	5.851%	10/15/42	777	847
4	Morgan Stanley Capital I Trust 2006-IQ11	5.855%	10/15/42	30	33
4	Morgan Stanley Capital I Trust 2006-IQ11	5.855%	10/15/42	200	200
4	Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	675	756
4	Morgan Stanley Capital I Trust 2006-TOP21	5.090%	10/12/52	2	2
4	Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	550	589
4	Morgan Stanley Capital I Trust 2006-TOP23	5.987%	8/12/41	110	122
4	Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	59	63
4	Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	1,385	1,539
4	Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,466	1,682
4	Morgan Stanley Capital I Trust 2007-IQ16	6.298%	12/12/49	225	248
4	Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	275	293
4	Morgan Stanley Capital I Trust 2007-TOP27	5.816%	6/11/42	300	326
4	Morgan Stanley Capital I Trust 2007-TOP27	5.816%	6/11/42	1,195	1,343
4	Morgan Stanley Capital I Trust 2008-TOP29	6.459%	1/11/43	635	737
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	641
4	Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	295	293
4	Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	322	320
4	Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	675	667
7	Northern Rock Asset Management plc	5.625%	6/22/17	500	567
4	PSE&G Transition Funding LLC Series 2001-1	6.890%	12/15/17	2,000	2,220
7	Royal Bank of Canada	3.125%	4/14/15	425	443
4	Royal Bank of Canada	0.625%	12/5/16	500	496
	Royal Bank of Canada	1.200%	9/19/17	850	829
4	Santander Drive Auto Receivables Trust 2013-1	0.620%	6/15/17	287	286
4	Santander Drive Auto Receivables Trust 2013-2	0.700%	9/15/17	364	362
4	Santander Drive Auto Receivables Trust 2013-3	0.700%	10/16/17	195	194
4	TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.526%	8/15/39	160	166
4	Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	633	636
4	Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	70	70
4	Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	70	69
4	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	290	276
4	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	175	166
4	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	75	74
4	Volkswagen Auto Loan Enhanced Trust 2012-1	1.150%	7/20/18	724	729
4	Wachovia Bank Commercial Mortgage Trust Series
	2003-C8	4.964%	11/15/35	427	430
4	Wachovia Bank Commercial Mortgage Trust Series
	2004-C10	4.748%	2/15/41	403	409
4	Wachovia Bank Commercial Mortgage Trust Series
	2004-C12	5.478%	7/15/41	850	874
4	Wachovia Bank Commercial Mortgage Trust Series
	2004-C15	4.803%	10/15/41	1,150	1,200

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C17	5.083%	3/15/42	400	423
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C17	5.224%	3/15/42	125	127
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C19	4.699%	5/15/44	1,050	1,110
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C19	4.750%	5/15/44	65	68
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C19	4.793%	5/15/44	150	153
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C20	5.118%	7/15/42	735	784
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C21	5.414%	10/15/44	60	61
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C21	5.414%	10/15/44	899	975
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C22	5.465%	12/15/44	1,550	1,674
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C22	5.515%	12/15/44	50	54
4	Wachovia Bank Commercial Mortgage Trust Series
	2006-C25	5.919%	5/15/43	800	885
4	Wachovia Bank Commercial Mortgage Trust Series
	2006-C26	6.187%	6/15/45	121	132
4	Wachovia Bank Commercial Mortgage Trust Series
	2006-C27	5.765%	7/15/45	941	1,032
4	Wachovia Bank Commercial Mortgage Trust Series
	2006-C28	5.679%	10/15/48	455	462
4	Wachovia Bank Commercial Mortgage Trust Series
	2006-C29	5.313%	11/15/48	1,498	1,522
4	Wachovia Bank Commercial Mortgage Trust Series
	2006-C29	5.339%	11/15/48	375	406
4	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	225	211
4	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	400	393
4	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	200	196
4	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	222	216
4	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	449
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	294
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	250
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	165
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	340
4	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	251	237
4	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	109	102
4	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	52	51
4	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	44	41
4	World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	200	201

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $167,115)					178,936

Corporate Bonds (9.2%)
Finance (3.0%)
	Banking (2.0%)
4	Abbey National Capital Trust I	8.963%	12/29/49	50	60
	Abbey National Treasury Services plc	4.000%	4/27/16	665	703
	American Express Bank FSB	6.000%	9/13/17	225	259
	American Express Centurion Bank	5.950%	6/12/17	75	86
	American Express Centurion Bank	6.000%	9/13/17	1,750	2,010
	American Express Co.	5.500%	9/12/16	350	391
	American Express Co.	6.150%	8/28/17	535	619
	American Express Co.	7.000%	3/19/18	2,200	2,641
	American Express Co.	2.650%	12/2/22	1,472	1,357
	American Express Co.	4.050%	12/3/42	121	105
4	American Express Co.	6.800%	9/1/66	450	482
	American Express Credit Corp.	5.125%	8/25/14	685	718

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American Express Credit Corp.	2.750%	9/15/15	985	1,022
American Express Credit Corp.	2.800%	9/19/16	425	441
American Express Credit Corp.	2.375%	3/24/17	825	840
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	475	472
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	250	249
Bancolombia SA	4.250%	1/12/16	1,125	1,153
Bank of America Corp.	5.125%	11/15/14	1,340	1,408
Bank of America Corp.	4.500%	4/1/15	2,180	2,284
Bank of America Corp.	3.700%	9/1/15	1,030	1,073
Bank of America Corp.	1.500%	10/9/15	900	899
Bank of America Corp.	5.250%	12/1/15	275	294
Bank of America Corp.	1.250%	1/11/16	700	691
Bank of America Corp.	3.625%	3/17/16	275	287
Bank of America Corp.	3.750%	7/12/16	1,030	1,078
Bank of America Corp.	6.500%	8/1/16	1,370	1,542
Bank of America Corp.	5.750%	8/15/16	275	301
Bank of America Corp.	7.800%	9/15/16	300	347
Bank of America Corp.	5.625%	10/14/16	1,525	1,686
Bank of America Corp.	5.420%	3/15/17	775	827
Bank of America Corp.	3.875%	3/22/17	1,750	1,828
Bank of America Corp.	6.000%	9/1/17	250	280
Bank of America Corp.	5.750%	12/1/17	895	992
Bank of America Corp.	2.000%	1/11/18	2,650	2,562
Bank of America Corp.	5.650%	5/1/18	6,450	7,162
Bank of America Corp.	7.625%	6/1/19	605	727
Bank of America Corp.	5.625%	7/1/20	1,460	1,607
Bank of America Corp.	5.875%	1/5/21	145	163
Bank of America Corp.	5.000%	5/13/21	205	217
Bank of America Corp.	5.700%	1/24/22	500	554
Bank of America Corp.	3.300%	1/11/23	2,400	2,263
Bank of America Corp.	5.875%	2/7/42	1,150	1,281
Bank of America NA	5.300%	3/15/17	1,675	1,814
Bank of America NA	6.100%	6/15/17	350	392
Bank of America NA	6.000%	10/15/36	350	393
Bank of Montreal	0.800%	11/6/15	425	424
Bank of Montreal	2.500%	1/11/17	1,425	1,460
Bank of Montreal	1.450%	4/9/18	500	483
Bank of Montreal	2.550%	11/6/22	450	418
Bank of New York Mellon Corp.	4.950%	3/15/15	1,150	1,225
Bank of New York Mellon Corp.	0.700%	10/23/15	200	199
Bank of New York Mellon Corp.	2.500%	1/15/16	450	465
Bank of New York Mellon Corp.	2.300%	7/28/16	486	501
Bank of New York Mellon Corp.	2.400%	1/17/17	300	307
Bank of New York Mellon Corp.	1.969%	6/20/17	200	201
Bank of New York Mellon Corp.	1.300%	1/25/18	1,100	1,068
Bank of New York Mellon Corp.	5.450%	5/15/19	350	406
Bank of New York Mellon Corp.	4.600%	1/15/20	400	435
Bank of New York Mellon Corp.	3.550%	9/23/21	625	634
Bank of Nova Scotia	1.850%	1/12/15	715	726
Bank of Nova Scotia	3.400%	1/22/15	510	530
Bank of Nova Scotia	2.050%	10/7/15	125	128
Bank of Nova Scotia	0.750%	10/9/15	1,450	1,441
Bank of Nova Scotia	2.900%	3/29/16	105	110
Bank of Nova Scotia	2.550%	1/12/17	875	898
Bank of Nova Scotia	1.375%	12/18/17	275	266
Bank of Nova Scotia	4.375%	1/13/21	105	115
Bank One Corp.	4.900%	4/30/15	475	506
Barclays Bank plc	5.200%	7/10/14	1,480	1,545
Barclays Bank plc	2.750%	2/23/15	125	128
Barclays Bank plc	3.900%	4/7/15	105	110
Barclays Bank plc	5.000%	9/22/16	385	425
Barclays Bank plc	6.750%	5/22/19	1,385	1,650
Barclays Bank plc	5.125%	1/8/20	1,260	1,391
Barclays Bank plc	5.140%	10/14/20	105	106

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BB&T Corp.	5.200%	12/23/15	205	224
	BB&T Corp.	3.200%	3/15/16	185	195
	BB&T Corp.	3.950%	4/29/16	1,250	1,340
	BB&T Corp.	2.150%	3/22/17	450	450
	BB&T Corp.	1.450%	1/12/18	550	533
	BB&T Corp.	6.850%	4/30/19	275	334
	BBVA US Senior SAU	4.664%	10/9/15	1,225	1,263
	Bear Stearns Cos. LLC	5.700%	11/15/14	2,525	2,690
	Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,074
	Bear Stearns Cos. LLC	6.400%	10/2/17	300	344
	Bear Stearns Cos. LLC	7.250%	2/1/18	1,085	1,287
	BNP Paribas SA	3.250%	3/11/15	670	691
	BNP Paribas SA	3.600%	2/23/16	855	895
	BNP Paribas SA	2.375%	9/14/17	775	773
	BNP Paribas SA	5.000%	1/15/21	2,810	2,984
	BNP Paribas SA	3.250%	3/3/23	1,675	1,539
	Branch Banking & Trust Co.	5.625%	9/15/16	350	395
	Canadian Imperial Bank of Commerce	0.900%	10/1/15	350	350
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	95	98
	Capital One Bank USA NA	8.800%	7/15/19	625	793
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,077
	Capital One Financial Corp.	7.375%	5/23/14	105	111
	Capital One Financial Corp.	2.125%	7/15/14	830	840
	Capital One Financial Corp.	5.500%	6/1/15	225	242
	Capital One Financial Corp.	3.150%	7/15/16	805	838
	Capital One Financial Corp.	6.150%	9/1/16	175	196
	Capital One Financial Corp.	5.250%	2/21/17	50	55
	Capital One Financial Corp.	6.750%	9/15/17	130	152
	Capital One Financial Corp.	4.750%	7/15/21	280	295
7	Capital One Financial Corp.	3.500%	6/15/23	82	77
	Capital One NA	1.500%	3/22/18	600	577
4,7	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	2,058
	Citigroup Inc.	6.375%	8/12/14	1,765	1,862
	Citigroup Inc.	5.000%	9/15/14	3,755	3,902
	Citigroup Inc.	5.500%	10/15/14	1,140	1,199
	Citigroup Inc.	6.010%	1/15/15	265	283
	Citigroup Inc.	2.650%	3/2/15	675	690
	Citigroup Inc.	4.750%	5/19/15	265	280
	Citigroup Inc.	4.700%	5/29/15	475	504
	Citigroup Inc.	4.587%	12/15/15	810	865
	Citigroup Inc.	5.300%	1/7/16	275	297
	Citigroup Inc.	1.250%	1/15/16	1,500	1,481
	Citigroup Inc.	3.953%	6/15/16	435	458
	Citigroup Inc.	5.850%	8/2/16	185	206
	Citigroup Inc.	4.450%	1/10/17	1,800	1,927
	Citigroup Inc.	5.500%	2/15/17	115	125
	Citigroup Inc.	6.125%	11/21/17	3,490	3,958
	Citigroup Inc.	6.125%	5/15/18	3,526	4,022
	Citigroup Inc.	8.500%	5/22/19	2,525	3,169
	Citigroup Inc.	5.375%	8/9/20	1,195	1,316
	Citigroup Inc.	4.050%	7/30/22	175	168
	Citigroup Inc.	3.500%	5/15/23	425	381
	Citigroup Inc.	5.875%	2/22/33	520	500
	Citigroup Inc.	6.000%	10/31/33	425	414
	Citigroup Inc.	5.850%	12/11/34	206	218
	Citigroup Inc.	6.125%	8/25/36	1,565	1,530
	Citigroup Inc.	5.875%	5/29/37	200	219
	Citigroup Inc.	6.875%	3/5/38	2,183	2,629
	Citigroup Inc.	8.125%	7/15/39	1,125	1,489
	Citigroup Inc.	5.875%	1/30/42	125	138
	Comerica Bank	5.200%	8/22/17	300	334
	Comerica Inc.	3.000%	9/16/15	375	391
	Commonwealth Bank of Australia	1.950%	3/16/15	800	815
	Commonwealth Bank of Australia	1.250%	9/18/15	800	804

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Commonwealth Bank of Australia	1.900%	9/18/17	250	250
	Compass Bank	6.400%	10/1/17	150	165
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	420	430
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375%	1/19/17	1,175	1,234
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700%	3/19/18	1,025	997
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	1,560	1,648
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875%	2/8/22	1,225	1,233
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950%	11/9/22	1,975	1,888
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	135	138
	Credit Suisse	3.500%	3/23/15	2,515	2,623
	Credit Suisse	6.000%	2/15/18	975	1,089
	Credit Suisse	5.300%	8/13/19	475	533
	Credit Suisse	5.400%	1/14/20	200	217
	Credit Suisse	4.375%	8/5/20	865	927
	Credit Suisse USA Inc.	4.875%	1/15/15	235	249
	Credit Suisse USA Inc.	5.375%	3/2/16	120	133
	Credit Suisse USA Inc.	5.850%	8/16/16	600	674
	Credit Suisse USA Inc.	7.125%	7/15/32	465	600
	Deutsche Bank AG	3.875%	8/18/14	105	109
	Deutsche Bank AG	3.450%	3/30/15	500	522
	Deutsche Bank AG	3.250%	1/11/16	805	843
	Deutsche Bank AG	6.000%	9/1/17	1,360	1,566
4	Deutsche Bank AG	4.296%	5/24/28	850	784
	Deutsche Bank Financial LLC	5.375%	3/2/15	900	952
	Discover Bank	2.000%	2/21/18	1,100	1,061
	Discover Bank	7.000%	4/15/20	250	292
	Discover Financial Services	3.850%	11/21/22	225	212
	Fifth Third Bancorp	3.500%	3/15/22	825	817
	Fifth Third Bancorp	8.250%	3/1/38	910	1,156
	Fifth Third Bank	4.750%	2/1/15	325	342
	Fifth Third Bank	0.900%	2/26/16	300	296
	First Horizon National Corp.	5.375%	12/15/15	1,050	1,135
	First Niagara Financial Group Inc.	6.750%	3/19/20	75	87
	First Niagara Financial Group Inc.	7.250%	12/15/21	140	161
	FirstMerit Corp.	4.350%	2/4/23	125	124
	Goldman Sachs Capital I	6.345%	2/15/34	1,400	1,334
	Goldman Sachs Group Inc.	5.000%	10/1/14	1,175	1,227
	Goldman Sachs Group Inc.	5.125%	1/15/15	910	959
	Goldman Sachs Group Inc.	3.300%	5/3/15	575	592
	Goldman Sachs Group Inc.	3.700%	8/1/15	390	406
	Goldman Sachs Group Inc.	1.600%	11/23/15	400	400
	Goldman Sachs Group Inc.	5.350%	1/15/16	200	217
	Goldman Sachs Group Inc.	3.625%	2/7/16	8,515	8,897
	Goldman Sachs Group Inc.	5.750%	10/1/16	520	577
	Goldman Sachs Group Inc.	5.625%	1/15/17	830	899
	Goldman Sachs Group Inc.	6.250%	9/1/17	645	730
	Goldman Sachs Group Inc.	5.950%	1/18/18	1,585	1,769
	Goldman Sachs Group Inc.	2.375%	1/22/18	1,225	1,202
	Goldman Sachs Group Inc.	6.150%	4/1/18	100	113
	Goldman Sachs Group Inc.	7.500%	2/15/19	1,420	1,693
	Goldman Sachs Group Inc.	5.375%	3/15/20	1,195	1,297
	Goldman Sachs Group Inc.	6.000%	6/15/20	1,615	1,814
	Goldman Sachs Group Inc.	5.250%	7/27/21	1,675	1,790
	Goldman Sachs Group Inc.	5.750%	1/24/22	1,075	1,184
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	954
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,480	1,489
	Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,445
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,133
	Goldman Sachs Group Inc.	6.750%	10/1/37	1,545	1,580
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,372
	HSBC Bank USA NA	4.875%	8/24/20	675	723
	HSBC Bank USA NA	5.875%	11/1/34	675	719
	HSBC Bank USA NA	5.625%	8/15/35	625	639
	HSBC Bank USA NA	7.000%	1/15/39	300	355

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HSBC Holdings plc	5.100%	4/5/21	1,310	1,441
HSBC Holdings plc	4.875%	1/14/22	225	243
HSBC Holdings plc	4.000%	3/30/22	700	711
HSBC Holdings plc	7.625%	5/17/32	400	489
HSBC Holdings plc	7.350%	11/27/32	400	481
HSBC Holdings plc	6.500%	5/2/36	385	428
HSBC Holdings plc	6.500%	9/15/37	1,885	2,087
HSBC Holdings plc	6.800%	6/1/38	825	947
HSBC Holdings plc	6.100%	1/14/42	200	234
HSBC USA Inc.	2.375%	2/13/15	300	307
HSBC USA Inc.	1.625%	1/16/18	1,925	1,879
HSBC USA Inc.	5.000%	9/27/20	145	151
Huntington Bancshares Inc.	7.000%	12/15/20	450	537
Intesa Sanpaolo SPA	3.125%	1/15/16	825	811
Intesa Sanpaolo SPA	3.875%	1/16/18	525	501
JPMorgan Chase & Co.	5.125%	9/15/14	1,600	1,673
JPMorgan Chase & Co.	3.700%	1/20/15	1,500	1,552
JPMorgan Chase & Co.	1.875%	3/20/15	675	683
JPMorgan Chase & Co.	3.400%	6/24/15	1,615	1,684
JPMorgan Chase & Co.	5.150%	10/1/15	1,230	1,329
JPMorgan Chase & Co.	1.100%	10/15/15	1,925	1,914
JPMorgan Chase & Co.	3.450%	3/1/16	725	755
JPMorgan Chase & Co.	3.150%	7/5/16	1,055	1,092
JPMorgan Chase & Co.	2.000%	8/15/17	1,550	1,544
JPMorgan Chase & Co.	6.000%	1/15/18	4,240	4,826
JPMorgan Chase & Co.	1.800%	1/25/18	125	121
JPMorgan Chase & Co.	1.625%	5/15/18	1,375	1,314
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,646
JPMorgan Chase & Co.	4.400%	7/22/20	905	947
JPMorgan Chase & Co.	4.250%	10/15/20	175	182
JPMorgan Chase & Co.	4.625%	5/10/21	835	882
JPMorgan Chase & Co.	4.350%	8/15/21	2,655	2,742
JPMorgan Chase & Co.	4.500%	1/24/22	725	759
JPMorgan Chase & Co.	3.250%	9/23/22	1,800	1,700
JPMorgan Chase & Co.	3.200%	1/25/23	125	118
JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,092
JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,227
JPMorgan Chase & Co.	5.500%	10/15/40	1,200	1,248
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,023
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,259
JPMorgan Chase Bank NA	5.875%	6/13/16	725	804
JPMorgan Chase Bank NA	6.000%	10/1/17	660	756
KeyBank NA	5.800%	7/1/14	150	157
KeyBank NA	4.950%	9/15/15	25	27
KeyBank NA	5.450%	3/3/16	300	330
KeyBank NA	1.650%	2/1/18	450	439
KeyCorp	5.100%	3/24/21	1,310	1,449
Lloyds TSB Bank plc	4.875%	1/21/16	405	437
Lloyds TSB Bank plc	4.200%	3/28/17	400	427
Lloyds TSB Bank plc	6.375%	1/21/21	1,425	1,640
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	706
MBNA Corp.	5.000%	6/15/15	400	422
Mellon Funding Corp.	5.000%	12/1/14	250	265
Merrill Lynch & Co. Inc.	5.450%	7/15/14	310	321
Merrill Lynch & Co. Inc.	5.000%	1/15/15	1,250	1,315
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,095	1,184
Merrill Lynch & Co. Inc.	5.700%	5/2/17	715	770
Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,370	1,542
Merrill Lynch & Co. Inc.	6.875%	4/25/18	2,330	2,678
Merrill Lynch & Co. Inc.	6.110%	1/29/37	535	527
Merrill Lynch & Co. Inc.	7.750%	5/14/38	2,340	2,691
Morgan Stanley	2.875%	7/28/14	125	127
Morgan Stanley	4.200%	11/20/14	1,325	1,370
Morgan Stanley	4.100%	1/26/15	975	1,009

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Morgan Stanley	6.000%	4/28/15	1,365	1,463
	Morgan Stanley	5.375%	10/15/15	1,165	1,247
	Morgan Stanley	3.450%	11/2/15	2,000	2,062
	Morgan Stanley	1.750%	2/25/16	125	124
	Morgan Stanley	3.800%	4/29/16	2,135	2,211
	Morgan Stanley	5.750%	10/18/16	425	469
	Morgan Stanley	5.450%	1/9/17	1,385	1,493
	Morgan Stanley	4.750%	3/22/17	1,120	1,187
	Morgan Stanley	5.950%	12/28/17	1,110	1,229
	Morgan Stanley	6.625%	4/1/18	1,735	1,966
	Morgan Stanley	2.125%	4/25/18	2,925	2,798
	Morgan Stanley	7.300%	5/13/19	1,390	1,614
	Morgan Stanley	5.625%	9/23/19	1,715	1,842
	Morgan Stanley	5.500%	1/26/20	525	565
	Morgan Stanley	5.500%	7/24/20	650	696
	Morgan Stanley	5.750%	1/25/21	1,335	1,448
	Morgan Stanley	5.500%	7/28/21	375	400
	Morgan Stanley	4.875%	11/1/22	875	868
	Morgan Stanley	3.750%	2/25/23	450	430
	Morgan Stanley	4.100%	5/22/23	1,025	949
	Morgan Stanley	7.250%	4/1/32	705	845
	Morgan Stanley	6.375%	7/24/42	1,525	1,703
	Murray Street Investment Trust I	4.647%	3/9/17	725	767
	National Australia Bank Ltd.	2.000%	3/9/15	450	458
	National Australia Bank Ltd.	1.600%	8/7/15	675	685
	National Australia Bank Ltd.	2.750%	3/9/17	425	436
	National Australia Bank Ltd.	3.000%	1/20/23	325	304
	National Bank of Canada	1.500%	6/26/15	775	784
	National City Corp.	4.900%	1/15/15	500	528
	National City Corp.	6.875%	5/15/19	310	372
	Northern Trust Co.	6.500%	8/15/18	75	89
	Northern Trust Corp.	2.375%	8/2/22	825	755
	PNC Bank NA	0.800%	1/28/16	50	50
	PNC Bank NA	4.875%	9/21/17	1,250	1,375
	PNC Bank NA	6.000%	12/7/17	350	405
	PNC Bank NA	2.950%	1/30/23	100	92
	PNC Funding Corp.	3.625%	2/8/15	165	172
	PNC Funding Corp.	5.250%	11/15/15	375	408
	PNC Funding Corp.	2.700%	9/19/16	105	109
	PNC Funding Corp.	6.700%	6/10/19	50	60
	PNC Funding Corp.	5.125%	2/8/20	825	905
	PNC Funding Corp.	4.375%	8/11/20	800	853
	PNC Funding Corp.	3.300%	3/8/22	1,900	1,828
	Regions Financial Corp.	2.000%	5/15/18	1,325	1,249
	Royal Bank of Canada	2.100%	7/29/13	750	751
	Royal Bank of Canada	1.450%	10/30/14	140	142
	Royal Bank of Canada	1.150%	3/13/15	325	328
	Royal Bank of Canada	0.800%	10/30/15	475	475
	Royal Bank of Canada	2.625%	12/15/15	600	625
	Royal Bank of Canada	2.875%	4/19/16	125	131
	Royal Bank of Canada	2.300%	7/20/16	1,045	1,077
	Royal Bank of Canada	1.500%	1/16/18	1,375	1,344
	Royal Bank of Scotland Group plc	2.550%	9/18/15	1,125	1,143
	Royal Bank of Scotland Group plc	6.400%	10/21/19	595	667
7	Royal Bank of Scotland plc	4.875%	8/25/14	425	442
	Royal Bank of Scotland plc	4.875%	3/16/15	660	699
	Royal Bank of Scotland plc	3.950%	9/21/15	155	162
	Royal Bank of Scotland plc	4.375%	3/16/16	470	495
	Royal Bank of Scotland plc	5.625%	8/24/20	695	752
	Royal Bank of Scotland plc	6.125%	1/11/21	645	712
	Santander Holdings USA Inc.	3.000%	9/24/15	200	204
	Santander Holdings USA Inc.	4.625%	4/19/16	450	474
	Societe Generale SA	2.750%	10/12/17	550	551
	State Street Bank & Trust Co.	5.300%	1/15/16	300	330

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
State Street Corp.	2.875%	3/7/16	515	538
State Street Corp.	4.956%	3/15/18	225	248
State Street Corp.	1.350%	5/15/18	150	145
State Street Corp.	4.375%	3/7/21	615	662
State Street Corp.	3.100%	5/15/23	400	374
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	425	429
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	750	741
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	1,075	1,031
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	311
SunTrust Bank	7.250%	3/15/18	75	90
SunTrust Bank	2.750%	5/1/23	250	230
SunTrust Banks Inc.	3.600%	4/15/16	940	992
SunTrust Banks Inc.	3.500%	1/20/17	380	397
Svenska Handelsbanken AB	2.875%	4/4/17	1,250	1,294
Svenska Handelsbanken AB	1.625%	3/21/18	375	366
Toronto-Dominion Bank	1.375%	7/14/14	170	171
Toronto-Dominion Bank	2.500%	7/14/16	260	269
Toronto-Dominion Bank	2.375%	10/19/16	630	652
Toronto-Dominion Bank	1.400%	4/30/18	1,050	1,019
UBS AG	3.875%	1/15/15	410	428
UBS AG	7.000%	10/15/15	750	834
UBS AG	5.875%	7/15/16	205	226
UBS AG	7.375%	6/15/17	200	225
UBS AG	5.875%	12/20/17	2,215	2,544
UBS AG	5.750%	4/25/18	835	963
UBS AG	4.875%	8/4/20	725	801
Union Bank NA	5.950%	5/11/16	450	504
Union Bank NA	2.125%	6/16/17	125	124
UnionBanCal Corp.	3.500%	6/18/22	275	267
US Bancorp	4.200%	5/15/14	725	749
US Bancorp	3.150%	3/4/15	100	104
US Bancorp	2.450%	7/27/15	145	150
US Bancorp	3.442%	2/1/16	1,680	1,759
US Bancorp	1.650%	5/15/17	325	323
US Bancorp	4.125%	5/24/21	915	966
US Bancorp	3.000%	3/15/22	575	556
US Bancorp	2.950%	7/15/22	375	348
US Bank NA	4.950%	10/30/14	425	447
Vesey Street Investment Trust I	4.404%	9/1/16	75	80
Wachovia Bank NA	4.800%	11/1/14	484	509
Wachovia Bank NA	4.875%	2/1/15	824	872
Wachovia Bank NA	6.000%	11/15/17	250	285
Wachovia Bank NA	5.850%	2/1/37	425	474
Wachovia Bank NA	6.600%	1/15/38	605	735
Wachovia Corp.	5.250%	8/1/14	510	533
Wachovia Corp.	5.625%	10/15/16	500	562
Wachovia Corp.	5.750%	6/15/17	300	340
Wachovia Corp.	5.750%	2/1/18	985	1,135
Wachovia Corp.	7.500%	4/15/35	150	181
Wachovia Corp.	5.500%	8/1/35	200	205
Wachovia Corp.	6.550%	10/15/35	100	117
Wells Fargo & Co.	3.750%	10/1/14	905	938
Wells Fargo & Co.	1.250%	2/13/15	1,550	1,557
Wells Fargo & Co.	3.625%	4/15/15	400	419
Wells Fargo & Co.	3.676%	6/15/16	580	618
Wells Fargo & Co.	5.125%	9/15/16	740	816
Wells Fargo & Co.	2.625%	12/15/16	575	595
Wells Fargo & Co.	2.100%	5/8/17	425	426
Wells Fargo & Co.	5.625%	12/11/17	2,135	2,434
Wells Fargo & Co.	1.500%	1/16/18	725	705
Wells Fargo & Co.	4.600%	4/1/21	4,060	4,431
Wells Fargo & Co.	3.500%	3/8/22	1,350	1,366
Wells Fargo & Co.	3.450%	2/13/23	1,675	1,594
Wells Fargo Bank NA	4.750%	2/9/15	1,845	1,946

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wells Fargo Bank NA	5.750%	5/16/16	250	279
	Wells Fargo Bank NA	5.950%	8/26/36	550	615
4	Wells Fargo Capital X	5.950%	12/1/86	425	420
	Westpac Banking Corp.	4.200%	2/27/15	1,425	1,505
	Westpac Banking Corp.	3.000%	8/4/15	375	391
	Westpac Banking Corp.	1.125%	9/25/15	750	752
	Westpac Banking Corp.	3.000%	12/9/15	240	251
	Westpac Banking Corp.	0.950%	1/12/16	650	647
	Westpac Banking Corp.	2.000%	8/14/17	1,275	1,280
	Westpac Banking Corp.	1.600%	1/12/18	225	221
	Westpac Banking Corp.	4.875%	11/19/19	930	1,042
	Zions Bancorporation	4.500%	3/27/17	50	53
	Zions Bancorporation	4.500%	6/13/23	275	272
	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.650%	11/15/15	525	581
	Ameriprise Financial Inc.	7.300%	6/28/19	450	560
	BlackRock Inc.	3.500%	12/10/14	175	182
	BlackRock Inc.	1.375%	6/1/15	75	76
	BlackRock Inc.	6.250%	9/15/17	300	353
	BlackRock Inc.	5.000%	12/10/19	475	537
	BlackRock Inc.	4.250%	5/24/21	450	481
	BlackRock Inc.	3.375%	6/1/22	550	548
	Charles Schwab Corp.	3.225%	9/1/22	400	385
	Eaton Vance Corp.	3.625%	6/15/23	200	193
	Franklin Resources Inc.	3.125%	5/20/15	200	208
	Franklin Resources Inc.	1.375%	9/15/17	50	49
	Franklin Resources Inc.	4.625%	5/20/20	100	108
	Franklin Resources Inc.	2.800%	9/15/22	575	540
	Invesco Finance plc	3.125%	11/30/22	500	474
	Jefferies Group LLC	3.875%	11/9/15	125	129
	Jefferies Group LLC	5.125%	4/13/18	320	337
	Jefferies Group LLC	8.500%	7/15/19	655	786
	Jefferies Group LLC	6.875%	4/15/21	870	955
	Jefferies Group LLC	5.125%	1/20/23	300	297
	Jefferies Group LLC	6.250%	1/15/36	20	19
	Lazard Group LLC	6.850%	6/15/17	450	503
	Legg Mason Inc.	5.500%	5/21/19	200	211
	Nomura Holdings Inc.	5.000%	3/4/15	375	396
	Nomura Holdings Inc.	4.125%	1/19/16	1,000	1,051
	Nomura Holdings Inc.	2.000%	9/13/16	1,350	1,339
	Nomura Holdings Inc.	6.700%	3/4/20	225	258
	Prospect Capital Corp.	5.875%	3/15/23	100	95
	Raymond James Financial Inc.	4.250%	4/15/16	100	105
	TD Ameritrade Holding Corp.	4.150%	12/1/14	150	157
	TD Ameritrade Holding Corp.	5.600%	12/1/19	100	115
	Finance Companies (0.2%)
	Block Financial LLC	5.500%	11/1/22	500	503
	GATX Corp.	4.750%	6/15/22	275	285
	General Electric Capital Corp.	3.750%	11/14/14	2,300	2,389
	General Electric Capital Corp.	2.150%	1/9/15	1,025	1,045
	General Electric Capital Corp.	1.625%	7/2/15	1,175	1,190
	General Electric Capital Corp.	2.250%	11/9/15	1,230	1,259
	General Electric Capital Corp.	1.000%	12/11/15	125	125
	General Electric Capital Corp.	1.000%	1/8/16	450	447
	General Electric Capital Corp.	2.950%	5/9/16	475	494
	General Electric Capital Corp.	3.350%	10/17/16	150	158
	General Electric Capital Corp.	2.900%	1/9/17	750	774
	General Electric Capital Corp.	2.300%	4/27/17	625	632
	General Electric Capital Corp.	5.625%	9/15/17	1,635	1,846
	General Electric Capital Corp.	1.625%	4/2/18	950	924
	General Electric Capital Corp.	5.625%	5/1/18	4,800	5,502
	General Electric Capital Corp.	6.000%	8/7/19	625	725
	General Electric Capital Corp.	2.100%	12/11/19	100	97

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	General Electric Capital Corp.	5.500%	1/8/20	1,205	1,359
	General Electric Capital Corp.	5.550%	5/4/20	925	1,044
	General Electric Capital Corp.	4.375%	9/16/20	1,675	1,766
	General Electric Capital Corp.	5.300%	2/11/21	1,520	1,655
	General Electric Capital Corp.	4.650%	10/17/21	1,060	1,122
	General Electric Capital Corp.	3.150%	9/7/22	225	213
	General Electric Capital Corp.	3.100%	1/9/23	525	495
	General Electric Capital Corp.	6.750%	3/15/32	4,190	5,039
	General Electric Capital Corp.	5.875%	1/14/38	2,785	3,068
	General Electric Capital Corp.	6.875%	1/10/39	3,935	4,860
4	General Electric Capital Corp.	6.375%	11/15/67	965	1,001
4	HSBC Finance Capital Trust IX	5.911%	11/30/35	325	327
	HSBC Finance Corp.	5.250%	4/15/15	150	160
	HSBC Finance Corp.	5.000%	6/30/15	830	889
	HSBC Finance Corp.	5.500%	1/19/16	275	302
	HSBC Finance Corp.	6.676%	1/15/21	2,611	2,884
	Insurance (0.5%)
	ACE Capital Trust II	9.700%	4/1/30	75	107
	ACE INA Holdings Inc.	5.600%	5/15/15	125	136
	ACE INA Holdings Inc.	2.600%	11/23/15	290	302
	ACE INA Holdings Inc.	5.700%	2/15/17	200	225
	ACE INA Holdings Inc.	5.800%	3/15/18	50	58
	ACE INA Holdings Inc.	5.900%	6/15/19	715	852
	ACE INA Holdings Inc.	2.700%	3/13/23	350	326
	ACE INA Holdings Inc.	4.150%	3/13/43	225	208
	AEGON Funding Co. LLC	5.750%	12/15/20	664	748
	Aetna Inc.	6.000%	6/15/16	525	594
	Aetna Inc.	1.500%	11/15/17	100	97
	Aetna Inc.	6.500%	9/15/18	175	208
	Aetna Inc.	3.950%	9/1/20	75	77
	Aetna Inc.	4.125%	6/1/21	320	332
	Aetna Inc.	2.750%	11/15/22	650	597
	Aetna Inc.	6.625%	6/15/36	750	906
	Aetna Inc.	6.750%	12/15/37	275	333
	Aetna Inc.	4.500%	5/15/42	525	490
	Aetna Inc.	4.125%	11/15/42	200	175
	Aflac Inc.	2.650%	2/15/17	325	334
	Aflac Inc.	8.500%	5/15/19	225	289
	Aflac Inc.	4.000%	2/15/22	325	331
	Aflac Inc.	6.900%	12/17/39	75	92
	Aflac Inc.	6.450%	8/15/40	300	353
	Alleghany Corp.	5.625%	9/15/20	100	109
	Alleghany Corp.	4.950%	6/27/22	425	449
	Allied World Assurance Co. Ltd.	7.500%	8/1/16	875	1,013
	Allstate Corp.	5.000%	8/15/14	350	366
	Allstate Corp.	3.150%	6/15/23	550	535
	Allstate Corp.	5.550%	5/9/35	105	117
	Allstate Corp.	4.500%	6/15/43	425	420
4	Allstate Corp.	6.125%	5/15/67	125	134
4	Allstate Corp.	6.500%	5/15/67	200	214
	Alterra Finance LLC	6.250%	9/30/20	95	107
	American Financial Group Inc.	9.875%	6/15/19	100	129
	American International Group Inc.	4.250%	9/15/14	310	322
	American International Group Inc.	3.000%	3/20/15	375	386
	American International Group Inc.	2.375%	8/24/15	25	25
	American International Group Inc.	4.875%	9/15/16	450	492
	American International Group Inc.	5.600%	10/18/16	800	889
	American International Group Inc.	3.800%	3/22/17	750	786
	American International Group Inc.	5.450%	5/18/17	910	1,002
	American International Group Inc.	5.850%	1/16/18	1,200	1,349
	American International Group Inc.	8.250%	8/15/18	820	1,014
	American International Group Inc.	6.400%	12/15/20	1,160	1,348
	American International Group Inc.	4.875%	6/1/22	1,575	1,675

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	American International Group Inc.	6.250%	5/1/36	525	607
4	American International Group Inc.	8.175%	5/15/68	1,385	1,701
4	American International Group Inc.	6.250%	3/15/87	250	256
	Aon Corp.	3.500%	9/30/15	150	157
	Aon Corp.	5.000%	9/30/20	990	1,084
	Aon Corp.	8.205%	1/1/27	50	62
	Aon Corp.	6.250%	9/30/40	150	173
	Aon plc	4.450%	5/24/43	125	111
	Arch Capital Group Ltd.	7.350%	5/1/34	500	563
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	503
	Assurant Inc.	6.750%	2/15/34	550	576
	AXA SA	8.600%	12/15/30	680	829
	Axis Capital Holdings Ltd.	5.750%	12/1/14	275	292
	Axis Specialty Finance LLC	5.875%	6/1/20	990	1,096
	Berkshire Hathaway Finance Corp.	1.600%	5/15/17	100	100
	Berkshire Hathaway Finance Corp.	1.300%	5/15/18	175	169
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,480	2,841
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	512
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	289
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	145
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	372
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	275	250
	Berkshire Hathaway Inc.	3.200%	2/11/15	1,375	1,430
	Berkshire Hathaway Inc.	0.800%	2/11/16	75	75
	Berkshire Hathaway Inc.	2.200%	8/15/16	2,080	2,146
	Berkshire Hathaway Inc.	3.400%	1/31/22	50	50
	Berkshire Hathaway Inc.	3.000%	2/11/23	325	312
	Berkshire Hathaway Inc.	4.500%	2/11/43	925	863
	Chubb Corp.	5.750%	5/15/18	310	361
	Chubb Corp.	6.000%	5/11/37	375	447
4	Chubb Corp.	6.375%	3/29/67	535	576
	Cigna Corp.	2.750%	11/15/16	320	332
	Cigna Corp.	4.375%	12/15/20	100	107
	Cigna Corp.	4.500%	3/15/21	210	225
	Cigna Corp.	4.000%	2/15/22	165	169
	Cigna Corp.	6.150%	11/15/36	1,050	1,196
	Cigna Corp.	5.875%	3/15/41	235	265
	Cigna Corp.	5.375%	2/15/42	190	204
	Cincinnati Financial Corp.	6.125%	11/1/34	325	347
	CNA Financial Corp.	6.500%	8/15/16	475	538
	CNA Financial Corp.	7.350%	11/15/19	460	557
	CNA Financial Corp.	5.875%	8/15/20	145	164
	CNA Financial Corp.	5.750%	8/15/21	175	196
	Coventry Health Care Inc.	6.300%	8/15/14	575	608
	Coventry Health Care Inc.	5.450%	6/15/21	265	295
	Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	165
	First American Financial Corp.	4.300%	2/1/23	100	97
	Genworth Financial Inc.	4.950%	10/1/15	125	133
	Genworth Financial Inc.	8.625%	12/15/16	400	473
	Genworth Financial Inc.	6.500%	6/15/34	425	419
	Genworth Holdings Inc.	7.700%	6/15/20	215	246
	Genworth Holdings Inc.	7.200%	2/15/21	150	167
	Genworth Holdings Inc.	7.625%	9/24/21	475	552
	Hartford Financial Services Group Inc.	5.500%	10/15/16	475	527
	Hartford Financial Services Group Inc.	5.375%	3/15/17	150	165
	Hartford Financial Services Group Inc.	4.000%	10/15/17	200	212
	Hartford Financial Services Group Inc.	6.000%	1/15/19	300	340
	Hartford Financial Services Group Inc.	5.125%	4/15/22	100	109
	Hartford Financial Services Group Inc.	5.950%	10/15/36	25	27
	Hartford Financial Services Group Inc.	6.625%	4/15/42	375	443
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	435
	HCC Insurance Holdings Inc.	6.300%	11/15/19	225	262
	Humana Inc.	7.200%	6/15/18	50	59
	Humana Inc.	3.150%	12/1/22	725	675

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Humana Inc.	8.150%	6/15/38	325	439
	Humana Inc.	4.625%	12/1/42	225	201
	Infinity Property & Casualty Corp.	5.000%	9/19/22	100	100
7	ING US Inc.	2.900%	2/15/18	250	247
7	ING US Inc.	5.500%	7/15/22	50	53
	Lincoln National Corp.	8.750%	7/1/19	175	224
	Lincoln National Corp.	6.250%	2/15/20	255	292
	Lincoln National Corp.	4.200%	3/15/22	325	330
	Lincoln National Corp.	6.150%	4/7/36	350	390
	Lincoln National Corp.	7.000%	6/15/40	565	699
4	Lincoln National Corp.	7.000%	5/17/66	1,275	1,272
	Loews Corp.	2.625%	5/15/23	175	159
	Loews Corp.	6.000%	2/1/35	200	221
	Loews Corp.	4.125%	5/15/43	475	411
	Manulife Financial Corp.	3.400%	9/17/15	400	420
	Manulife Financial Corp.	4.900%	9/17/20	475	515
	Markel Corp.	7.125%	9/30/19	125	148
	Markel Corp.	4.900%	7/1/22	275	291
	Markel Corp.	3.625%	3/30/23	175	167
	Markel Corp.	5.000%	3/30/43	125	118
	Marsh & McLennan Cos. Inc.	5.750%	9/15/15	658	722
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	593
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	900	983
	MetLife Inc.	5.000%	6/15/15	1,105	1,188
	MetLife Inc.	6.750%	6/1/16	105	120
	MetLife Inc.	1.756%	12/15/17	425	417
	MetLife Inc.	6.817%	8/15/18	105	127
	MetLife Inc.	7.717%	2/15/19	105	132
	MetLife Inc.	4.750%	2/8/21	380	414
	MetLife Inc.	3.048%	12/15/22	675	634
	MetLife Inc.	6.375%	6/15/34	580	689
	MetLife Inc.	5.700%	6/15/35	475	527
	MetLife Inc.	5.875%	2/6/41	440	504
	MetLife Inc.	4.125%	8/13/42	200	178
4	MetLife Inc.	6.400%	12/15/66	565	581
7	Metropolitan Life Global Funding I	5.125%	6/10/14	450	469
	Montpelier Re Holdings Ltd.	4.700%	10/15/22	25	25
	OneBeacon US Holdings Inc.	4.600%	11/9/22	100	99
	PartnerRe Finance B LLC	5.500%	6/1/20	200	219
	Primerica Inc.	4.750%	7/15/22	50	53
	Principal Financial Group Inc.	8.875%	5/15/19	410	529
	Principal Financial Group Inc.	6.050%	10/15/36	250	290
	Principal Financial Group Inc.	4.350%	5/15/43	125	115
	Progressive Corp.	3.750%	8/23/21	145	149
	Progressive Corp.	6.625%	3/1/29	150	181
4	Progressive Corp.	6.700%	6/15/67	425	456
	Protective Life Corp.	7.375%	10/15/19	100	121
	Protective Life Corp.	8.450%	10/15/39	175	226
	Prudential Financial Inc.	5.100%	9/20/14	895	941
	Prudential Financial Inc.	6.200%	1/15/15	100	108
	Prudential Financial Inc.	5.500%	3/15/16	50	55
	Prudential Financial Inc.	6.000%	12/1/17	675	775
	Prudential Financial Inc.	7.375%	6/15/19	455	556
	Prudential Financial Inc.	5.375%	6/21/20	980	1,096
	Prudential Financial Inc.	5.750%	7/15/33	570	603
	Prudential Financial Inc.	5.400%	6/13/35	295	300
	Prudential Financial Inc.	5.900%	3/17/36	775	838
	Prudential Financial Inc.	5.700%	12/14/36	655	692
	Prudential Financial Inc.	6.625%	6/21/40	150	179
	Prudential Financial Inc.	5.625%	5/12/41	105	110
4	Prudential Financial Inc.	5.875%	9/15/42	225	226
4	Prudential Financial Inc.	5.625%	6/15/43	975	951
4	Prudential Financial Inc.	5.200%	3/15/44	300	283
	Reinsurance Group of America Inc.	6.450%	11/15/19	1,000	1,150

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Reinsurance Group of America Inc.	6.750%	12/15/65	325	326
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	500	588
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	220
	Swiss Re Solutions Holding Corp.	7.750%	6/15/30	500	668
	Torchmark Corp.	6.375%	6/15/16	425	470
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	817
	Travelers Cos. Inc.	6.250%	6/20/16	100	114
	Travelers Cos. Inc.	5.800%	5/15/18	910	1,064
	Travelers Cos. Inc.	3.900%	11/1/20	530	563
	Travelers Cos. Inc.	6.750%	6/20/36	475	603
	Travelers Cos. Inc.	6.250%	6/15/37	145	176
	Travelers Cos. Inc.	5.350%	11/1/40	130	144
	UnitedHealth Group Inc.	5.000%	8/15/14	650	682
	UnitedHealth Group Inc.	4.875%	3/15/15	250	267
	UnitedHealth Group Inc.	1.875%	11/15/16	225	228
	UnitedHealth Group Inc.	6.000%	6/15/17	875	1,013
	UnitedHealth Group Inc.	6.000%	2/15/18	1,460	1,713
	UnitedHealth Group Inc.	4.700%	2/15/21	165	180
	UnitedHealth Group Inc.	3.375%	11/15/21	105	105
	UnitedHealth Group Inc.	2.875%	3/15/22	525	500
	UnitedHealth Group Inc.	6.500%	6/15/37	200	240
	UnitedHealth Group Inc.	6.625%	11/15/37	325	396
	UnitedHealth Group Inc.	6.875%	2/15/38	755	944
	UnitedHealth Group Inc.	5.950%	2/15/41	500	575
	UnitedHealth Group Inc.	4.625%	11/15/41	50	48
	UnitedHealth Group Inc.	4.375%	3/15/42	725	662
	UnitedHealth Group Inc.	3.950%	10/15/42	200	172
	UnitedHealth Group Inc.	4.250%	3/15/43	75	69
	Unum Group	7.125%	9/30/16	175	202
	Unum Group	5.625%	9/15/20	50	55
	Unum Group	5.750%	8/15/42	200	209
	Validus Holdings Ltd.	8.875%	1/26/40	150	188
	WellPoint Inc.	6.000%	2/15/14	525	542
	WellPoint Inc.	1.250%	9/10/15	225	226
	WellPoint Inc.	5.250%	1/15/16	290	318
	WellPoint Inc.	5.875%	6/15/17	500	567
	WellPoint Inc.	1.875%	1/15/18	350	343
	WellPoint Inc.	7.000%	2/15/19	145	175
	WellPoint Inc.	3.700%	8/15/21	145	147
	WellPoint Inc.	3.125%	5/15/22	50	48
	WellPoint Inc.	3.300%	1/15/23	750	715
	WellPoint Inc.	5.950%	12/15/34	100	111
	WellPoint Inc.	5.850%	1/15/36	150	166
	WellPoint Inc.	6.375%	6/15/37	630	736
	WellPoint Inc.	4.625%	5/15/42	175	162
	WellPoint Inc.	4.650%	1/15/43	825	777
	Willis Group Holdings plc	5.750%	3/15/21	265	287
	Willis North America Inc.	6.200%	3/28/17	300	332
	Willis North America Inc.	7.000%	9/29/19	700	799
	WR Berkley Corp.	5.375%	9/15/20	50	54
	XL Group plc	6.375%	11/15/24	100	114
	XLIT Ltd.	5.750%	10/1/21	545	618
	Other Finance (0.0%)
	NASDAQ OMX Group Inc.	4.000%	1/15/15	150	155
	NASDAQ OMX Group Inc.	5.550%	1/15/20	450	478
	ORIX Corp.	4.710%	4/27/15	800	841
	ORIX Corp.	5.000%	1/12/16	245	260
	XTRA Finance Corp.	5.150%	4/1/17	575	638
	Real Estate Investment Trusts (0.2%)
	Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	305
	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	72
	AvalonBay Communities Inc.	5.750%	9/15/16	100	114
	AvalonBay Communities Inc.	2.850%	3/15/23	100	90

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BioMed Realty LP	3.850%	4/15/16	325	339
	BioMed Realty LP	4.250%	7/15/22	100	101
	Boston Properties LP	3.700%	11/15/18	320	337
	Boston Properties LP	5.625%	11/15/20	325	368
	Boston Properties LP	4.125%	5/15/21	190	195
	Boston Properties LP	3.850%	2/1/23	950	936
	Boston Properties LP	3.125%	9/1/23	1,375	1,269
	Brandywine Operating Partnership LP	4.950%	4/15/18	725	772
	BRE Properties Inc.	3.375%	1/15/23	1,150	1,070
	Camden Property Trust	5.700%	5/15/17	25	28
	Camden Property Trust	2.950%	12/15/22	325	301
	CommonWealth REIT	6.650%	1/15/18	1,175	1,295
7	Corporate Office Properties LP	3.600%	5/15/23	150	138
	DDR Corp.	7.875%	9/1/20	500	619
	DDR Corp.	4.625%	7/15/22	500	505
	DDR Corp.	3.375%	5/15/23	400	366
	Digital Realty Trust LP	4.500%	7/15/15	75	79
	Digital Realty Trust LP	5.250%	3/15/21	1,190	1,231
	Duke Realty LP	5.950%	2/15/17	200	222
	Duke Realty LP	8.250%	8/15/19	125	155
	Duke Realty LP	6.750%	3/15/20	250	287
	Duke Realty LP	3.625%	4/15/23	875	815
	EPR Properties	5.750%	8/15/22	75	76
	EPR Properties	5.250%	7/15/23	400	389
	ERP Operating LP	5.250%	9/15/14	350	368
	ERP Operating LP	5.375%	8/1/16	275	306
	ERP Operating LP	4.750%	7/15/20	265	284
	ERP Operating LP	4.625%	12/15/21	115	122
	ERP Operating LP	3.000%	4/15/23	625	574
	Essex Portfolio LP	3.250%	5/1/23	50	47
	Federal Realty Investment Trust	3.000%	8/1/22	175	166
	Federal Realty Investment Trust	2.750%	6/1/23	125	113
	HCP Inc.	3.750%	2/1/16	1,445	1,520
	HCP Inc.	6.300%	9/15/16	300	340
	HCP Inc.	5.625%	5/1/17	25	28
	HCP Inc.	2.625%	2/1/20	1,100	1,030
	HCP Inc.	5.375%	2/1/21	360	389
	HCP Inc.	3.150%	8/1/22	150	139
	HCP Inc.	6.750%	2/1/41	175	208
	Health Care REIT Inc.	3.625%	3/15/16	225	236
	Health Care REIT Inc.	6.200%	6/1/16	325	364
	Health Care REIT Inc.	4.700%	9/15/17	50	55
	Health Care REIT Inc.	2.250%	3/15/18	575	565
	Health Care REIT Inc.	4.125%	4/1/19	300	314
	Health Care REIT Inc.	6.125%	4/15/20	100	114
	Health Care REIT Inc.	4.950%	1/15/21	175	184
	Health Care REIT Inc.	5.250%	1/15/22	425	458
	Health Care REIT Inc.	3.750%	3/15/23	175	166
	Health Care REIT Inc.	6.500%	3/15/41	200	224
	Health Care REIT Inc.	5.125%	3/15/43	175	163
	Healthcare Realty Trust Inc.	6.500%	1/17/17	225	252
	Healthcare Realty Trust Inc.	5.750%	1/15/21	145	158
	Healthcare Realty Trust Inc.	3.750%	4/15/23	100	94
7	Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	94
	Hospitality Properties Trust	5.125%	2/15/15	500	519
	Hospitality Properties Trust	6.700%	1/15/18	1,000	1,127
	Kilroy Realty LP	5.000%	11/3/15	150	162
	Kilroy Realty LP	4.800%	7/15/18	800	844
	Kilroy Realty LP	3.800%	1/15/23	100	94
	Kimco Realty Corp.	5.783%	3/15/16	125	138
	Kimco Realty Corp.	5.700%	5/1/17	375	418
	Kimco Realty Corp.	6.875%	10/1/19	50	60
	Kimco Realty Corp.	3.125%	6/1/23	550	509
	Liberty Property LP	5.125%	3/2/15	375	395

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Liberty Property LP	3.375%	6/15/23	575	532
Mack-Cali Realty LP	7.750%	8/15/19	750	929
Mack-Cali Realty LP	4.500%	4/18/22	225	231
National Retail Properties Inc.	6.875%	10/15/17	25	29
National Retail Properties Inc.	3.800%	10/15/22	500	488
Omega Healthcare Investors Inc.	6.750%	10/15/22	975	1,036
7 Piedmont Operating Partnership LP	3.400%	6/1/23	125	114
Post Apartment Homes LP	3.375%	12/1/22	100	93
ProLogis LP	4.500%	8/15/17	75	81
ProLogis LP	7.375%	10/30/19	50	61
ProLogis LP	6.625%	12/1/19	100	118
ProLogis LP	6.875%	3/15/20	300	348
Realty Income Corp.	2.000%	1/31/18	575	558
Realty Income Corp.	6.750%	8/15/19	935	1,103
Realty Income Corp.	3.250%	10/15/22	100	92
Regency Centers LP	5.250%	8/1/15	75	81
Senior Housing Properties Trust	4.300%	1/15/16	75	78
Simon Property Group LP	4.200%	2/1/15	135	141
Simon Property Group LP	5.750%	12/1/15	325	358
Simon Property Group LP	5.250%	12/1/16	335	373
Simon Property Group LP	2.800%	1/30/17	425	439
Simon Property Group LP	5.875%	3/1/17	650	735
Simon Property Group LP	2.150%	9/15/17	200	201
Simon Property Group LP	6.125%	5/30/18	450	528
Simon Property Group LP	5.650%	2/1/20	700	799
Simon Property Group LP	4.375%	3/1/21	555	598
Simon Property Group LP	4.125%	12/1/21	225	234
Simon Property Group LP	3.375%	3/15/22	250	245
Simon Property Group LP	2.750%	2/1/23	400	365
Simon Property Group LP	6.750%	2/1/40	300	369
Simon Property Group LP	4.750%	3/15/42	225	219
Tanger Properties LP	6.150%	11/15/15	400	447
UDR Inc.	4.250%	6/1/18	400	429
UDR Inc.	4.625%	1/10/22	125	130
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	25	26
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	325	316
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	300	312
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	24
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	263
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	141
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	463
Washington REIT	4.950%	10/1/20	125	133
Washington REIT	3.950%	10/15/22	100	95
Weingarten Realty Investors	3.375%	10/15/22	75	70
Weingarten Realty Investors	3.500%	4/15/23	250	236
				565,730
Industrial (5.2%)
Basic Industry (0.5%)
Agrium Inc.	3.150%	10/1/22	600	569
Agrium Inc.	3.500%	6/1/23	275	263
Agrium Inc.	4.900%	6/1/43	125	118
Air Products & Chemicals Inc.	2.000%	8/2/16	275	281
Air Products & Chemicals Inc.	1.200%	10/15/17	225	219
Air Products & Chemicals Inc.	3.000%	11/3/21	190	186
Air Products & Chemicals Inc.	2.750%	2/3/23	200	191
Airgas Inc.	4.500%	9/15/14	100	104
Airgas Inc.	3.250%	10/1/15	225	234
Albemarle Corp.	4.500%	12/15/20	50	53
Alcoa Inc.	6.750%	7/15/18	310	339
Alcoa Inc.	5.720%	2/23/19	100	102
Alcoa Inc.	6.150%	8/15/20	810	827
Alcoa Inc.	5.400%	4/15/21	250	244
Alcoa Inc.	5.900%	2/1/27	205	193

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Alcoa Inc.	6.750%	1/15/28	905	906
	Alcoa Inc.	5.950%	2/1/37	310	278
	Allegheny Technologies Inc.	9.375%	6/1/19	450	556
	AngloGold Ashanti Holdings plc	5.375%	4/15/20	240	225
	AngloGold Ashanti Holdings plc	5.125%	8/1/22	150	131
	AngloGold Ashanti Holdings plc	6.500%	4/15/40	100	83
	Barrick Gold Corp.	2.900%	5/30/16	295	292
7	Barrick Gold Corp.	2.500%	5/1/18	1,100	991
	Barrick Gold Corp.	6.950%	4/1/19	350	371
	Barrick Gold Corp.	3.850%	4/1/22	600	508
7	Barrick Gold Corp.	4.100%	5/1/23	1,050	884
	Barrick Gold Corp.	5.250%	4/1/42	300	232
	Barrick Gold Finance Co.	4.875%	11/15/14	825	851
	Barrick North America Finance LLC	6.800%	9/15/18	25	26
	Barrick North America Finance LLC	4.400%	5/30/21	915	827
	Barrick North America Finance LLC	7.500%	9/15/38	25	25
	Barrick North America Finance LLC	5.700%	5/30/41	750	612
7	Barrick North America Finance LLC	5.750%	5/1/43	200	175
	Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	600	586
	BHP Billiton Finance USA Ltd.	1.125%	11/21/14	950	958
	BHP Billiton Finance USA Ltd.	1.000%	2/24/15	1,450	1,458
	BHP Billiton Finance USA Ltd.	1.875%	11/21/16	450	456
	BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,475	1,466
	BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	395
	BHP Billiton Finance USA Ltd.	6.500%	4/1/19	250	299
	BHP Billiton Finance USA Ltd.	3.250%	11/21/21	100	97
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	525	497
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	450	417
	Cabot Corp.	2.550%	1/15/18	550	550
	Cabot Corp.	3.700%	7/15/22	50	49
	Carpenter Technology Corp.	5.200%	7/15/21	575	585
	Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	814
	Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	203
	CF Industries Inc.	6.875%	5/1/18	1,725	2,023
	CF Industries Inc.	7.125%	5/1/20	825	986
	CF Industries Inc.	3.450%	6/1/23	75	72
	CF Industries Inc.	4.950%	6/1/43	375	357
	Cliffs Natural Resources Inc.	3.950%	1/15/18	575	547
	Cliffs Natural Resources Inc.	5.900%	3/15/20	350	338
	Cliffs Natural Resources Inc.	4.875%	4/1/21	300	272
	Cliffs Natural Resources Inc.	6.250%	10/1/40	350	290
	Domtar Corp.	6.250%	9/1/42	50	47
	Dow Chemical Co.	2.500%	2/15/16	250	258
	Dow Chemical Co.	5.700%	5/15/18	100	115
	Dow Chemical Co.	8.550%	5/15/19	410	522
	Dow Chemical Co.	4.250%	11/15/20	2,010	2,104
	Dow Chemical Co.	4.125%	11/15/21	185	190
	Dow Chemical Co.	3.000%	11/15/22	700	648
	Dow Chemical Co.	7.375%	11/1/29	100	126
	Dow Chemical Co.	9.400%	5/15/39	760	1,105
	Dow Chemical Co.	5.250%	11/15/41	525	522
	Eastman Chemical Co.	3.000%	12/15/15	400	418
	Eastman Chemical Co.	2.400%	6/1/17	975	979
	Eastman Chemical Co.	3.600%	8/15/22	650	626
	Eastman Chemical Co.	4.800%	9/1/42	400	374
	Ecolab Inc.	2.375%	12/8/14	150	153
	Ecolab Inc.	1.000%	8/9/15	900	898
	Ecolab Inc.	3.000%	12/8/16	175	183
	Ecolab Inc.	1.450%	12/8/17	1,225	1,188
	Ecolab Inc.	4.350%	12/8/21	550	580
	Ecolab Inc.	5.500%	12/8/41	625	684
	EI du Pont de Nemours & Co.	3.250%	1/15/15	295	307
	EI du Pont de Nemours & Co.	2.750%	4/1/16	375	393
	EI du Pont de Nemours & Co.	5.250%	12/15/16	105	119

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	EI du Pont de Nemours & Co.	6.000%	7/15/18	275	325
	EI du Pont de Nemours & Co.	4.625%	1/15/20	300	332
	EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,483
	EI du Pont de Nemours & Co.	4.250%	4/1/21	850	921
	EI du Pont de Nemours & Co.	2.800%	2/15/23	75	72
	EI du Pont de Nemours & Co.	6.500%	1/15/28	500	616
	EI du Pont de Nemours & Co.	4.900%	1/15/41	800	851
	EI du Pont de Nemours & Co.	4.150%	2/15/43	125	120
	FMC Corp.	3.950%	2/1/22	150	151
	Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	200	199
	Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	125	123
7	Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	1,375	1,310
7	Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	850	787
	Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	975	887
7	Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	1,280	1,162
7	Freeport-McMoRan Copper & Gold Inc.	5.450%	3/15/43	720	637
	Goldcorp Inc.	2.125%	3/15/18	975	930
	Goldcorp Inc.	3.700%	3/15/23	600	532
	International Paper Co.	5.300%	4/1/15	525	560
	International Paper Co.	7.950%	6/15/18	410	501
	International Paper Co.	9.375%	5/15/19	700	915
	International Paper Co.	7.500%	8/15/21	410	503
	International Paper Co.	4.750%	2/15/22	500	526
	International Paper Co.	7.300%	11/15/39	805	968
	International Paper Co.	6.000%	11/15/41	300	320
	Lubrizol Corp.	5.500%	10/1/14	525	558
	LyondellBasell Industries NV	5.000%	4/15/19	900	972
	LyondellBasell Industries NV	6.000%	11/15/21	475	532
	LyondellBasell Industries NV	5.750%	4/15/24	500	545
	Monsanto Co.	2.750%	4/15/16	75	78
	Monsanto Co.	2.200%	7/15/22	175	162
	Monsanto Co.	5.875%	4/15/38	375	445
	Monsanto Co.	3.600%	7/15/42	250	216
	Mosaic Co.	3.750%	11/15/21	650	652
	Mosaic Co.	4.875%	11/15/41	130	125
	Newmont Mining Corp.	3.500%	3/15/22	250	214
	Newmont Mining Corp.	5.875%	4/1/35	325	309
	Newmont Mining Corp.	6.250%	10/1/39	500	473
	Newmont Mining Corp.	4.875%	3/15/42	600	466
	Nucor Corp.	5.750%	12/1/17	385	441
	Nucor Corp.	5.850%	6/1/18	875	1,020
	Nucor Corp.	6.400%	12/1/37	325	390
	Packaging Corp. of America	3.900%	6/15/22	275	269
	Placer Dome Inc.	6.450%	10/15/35	375	359
	Plum Creek Timberlands LP	5.875%	11/15/15	225	247
	Plum Creek Timberlands LP	4.700%	3/15/21	275	285
	Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	317
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	675	711
	Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,335
	Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	50	55
	PPG Industries Inc.	1.900%	1/15/16	375	383
	PPG Industries Inc.	6.650%	3/15/18	700	831
	Praxair Inc.	4.375%	3/31/14	450	463
	Praxair Inc.	5.250%	11/15/14	150	160
	Praxair Inc.	4.625%	3/30/15	615	657
	Praxair Inc.	5.200%	3/15/17	25	28
	Praxair Inc.	4.500%	8/15/19	175	193
	Praxair Inc.	4.050%	3/15/21	925	989
	Praxair Inc.	3.000%	9/1/21	50	49
	Praxair Inc.	2.450%	2/15/22	850	797
	Praxair Inc.	3.550%	11/7/42	100	86
	Rayonier Inc.	3.750%	4/1/22	125	122
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	213
	Rio Tinto Alcan Inc.	5.000%	6/1/15	875	941

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	366
Rio Tinto Alcan Inc.	5.750%	6/1/35	250	273
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	280	286
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	625	738
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,398
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	310	308
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	177
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	987
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	282
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	554
Rio Tinto Finance USA plc	1.125%	3/20/15	325	325
Rio Tinto Finance USA plc	1.375%	6/17/16	1,050	1,042
Rio Tinto Finance USA plc	2.000%	3/22/17	375	372
Rio Tinto Finance USA plc	2.250%	12/14/18	500	485
Rio Tinto Finance USA plc	3.500%	3/22/22	200	191
Rio Tinto Finance USA plc	4.750%	3/22/42	875	831
Rio Tinto Finance USA plc	4.125%	8/21/42	850	721
Rohm & Haas Co.	7.850%	7/15/29	300	393
RPM International Inc.	6.125%	10/15/19	75	86
RPM International Inc.	3.450%	11/15/22	250	233
Sherwin-Williams Co.	3.125%	12/15/14	175	181
Sigma-Aldrich Corp.	3.375%	11/1/20	75	75
Southern Copper Corp.	5.375%	4/16/20	200	212
Southern Copper Corp.	7.500%	7/27/35	1,475	1,564
Southern Copper Corp.	6.750%	4/16/40	250	248
Syngenta Finance NV	3.125%	3/28/22	250	243
Syngenta Finance NV	4.375%	3/28/42	150	144
Teck Resources Ltd.	3.150%	1/15/17	500	516
Teck Resources Ltd.	2.500%	2/1/18	430	417
Teck Resources Ltd.	4.500%	1/15/21	250	251
Teck Resources Ltd.	4.750%	1/15/22	75	75
Teck Resources Ltd.	3.750%	2/1/23	525	482
Teck Resources Ltd.	6.250%	7/15/41	795	763
Teck Resources Ltd.	5.200%	3/1/42	425	361
Vale Canada Ltd.	5.700%	10/15/15	450	483
Vale Canada Ltd.	7.200%	9/15/32	100	107
Vale Overseas Ltd.	6.250%	1/11/16	510	562
Vale Overseas Ltd.	6.250%	1/23/17	200	223
Vale Overseas Ltd.	5.625%	9/15/19	500	536
Vale Overseas Ltd.	4.625%	9/15/20	1,090	1,076
Vale Overseas Ltd.	4.375%	1/11/22	1,385	1,319
Vale Overseas Ltd.	8.250%	1/17/34	375	443
Vale Overseas Ltd.	6.875%	11/21/36	855	862
Vale Overseas Ltd.	6.875%	11/10/39	1,110	1,122
Vale SA	5.625%	9/11/42	725	637
Valspar Corp.	7.250%	6/15/19	50	61
Valspar Corp.	4.200%	1/15/22	25	25
Westlake Chemical Corp.	3.600%	7/15/22	50	48
Westvaco Corp.	7.950%	2/15/31	300	349
Weyerhaeuser Co.	7.375%	10/1/19	550	651
Weyerhaeuser Co.	8.500%	1/15/25	150	189
Weyerhaeuser Co.	7.375%	3/15/32	625	754
Weyerhaeuser Co.	6.875%	12/15/33	125	143
Xstrata Canada Corp.	5.500%	6/15/17	250	275
Capital Goods (0.5%)
3M Co.	1.375%	9/29/16	295	298
3M Co.	6.375%	2/15/28	350	437
3M Co.	5.700%	3/15/37	105	126
ABB Finance USA Inc.	1.625%	5/8/17	100	99
ABB Finance USA Inc.	2.875%	5/8/22	375	359
ABB Finance USA Inc.	4.375%	5/8/42	150	145
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	220
Black & Decker Corp.	5.750%	11/15/16	75	86

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Boeing Capital Corp.	2.125%	8/15/16	115	118
	Boeing Capital Corp.	4.700%	10/27/19	125	141
	Boeing Co.	3.500%	2/15/15	565	591
	Boeing Co.	0.950%	5/15/18	1,425	1,361
	Boeing Co.	6.000%	3/15/19	150	178
	Boeing Co.	4.875%	2/15/20	525	598
	Boeing Co.	6.625%	2/15/38	100	129
	Boeing Co.	6.875%	3/15/39	250	331
	Boeing Co.	5.875%	2/15/40	795	952
	Carlisle Cos. Inc.	3.750%	11/15/22	175	167
	Caterpillar Financial Services Corp.	4.750%	2/17/15	175	186
	Caterpillar Financial Services Corp.	4.625%	6/1/15	2,050	2,193
	Caterpillar Financial Services Corp.	2.050%	8/1/16	770	786
	Caterpillar Financial Services Corp.	5.450%	4/15/18	875	1,010
	Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,532
	Caterpillar Inc.	0.950%	6/26/15	450	451
	Caterpillar Inc.	1.500%	6/26/17	450	445
	Caterpillar Inc.	3.900%	5/27/21	220	231
	Caterpillar Inc.	2.600%	6/26/22	125	119
	Caterpillar Inc.	6.050%	8/15/36	895	1,050
	Caterpillar Inc.	3.803%	8/15/42	979	856
	Cooper US Inc.	2.375%	1/15/16	1,000	1,028
	CRH America Inc.	4.125%	1/15/16	500	526
	CRH America Inc.	6.000%	9/30/16	750	846
	CRH America Inc.	5.750%	1/15/21	885	974
	Danaher Corp.	2.300%	6/23/16	200	207
	Danaher Corp.	3.900%	6/23/21	150	160
	Deere & Co.	2.600%	6/8/22	700	665
	Deere & Co.	5.375%	10/16/29	455	529
	Deere & Co.	7.125%	3/3/31	400	532
	Deere & Co.	3.900%	6/9/42	500	457
	Dover Corp.	4.300%	3/1/21	145	158
	Dover Corp.	6.600%	3/15/38	350	443
	Dover Corp.	5.375%	3/1/41	480	535
7	Eaton Corp.	1.500%	11/2/17	200	195
	Eaton Corp.	5.600%	5/15/18	550	628
7	Eaton Corp.	2.750%	11/2/22	575	539
7	Eaton Corp.	4.000%	11/2/32	815	760
7	Eaton Corp.	4.150%	11/2/42	75	67
	Embraer Overseas Ltd.	6.375%	1/24/17	100	107
	Embraer Overseas Ltd.	6.375%	1/15/20	675	737
	Embraer SA	5.150%	6/15/22	325	326
	Emerson Electric Co.	4.875%	10/15/19	275	314
	Emerson Electric Co.	4.250%	11/15/20	25	27
	Emerson Electric Co.	2.625%	2/15/23	1,000	952
	Emerson Electric Co.	6.000%	8/15/32	150	182
	Emerson Electric Co.	6.125%	4/15/39	125	155
	Emerson Electric Co.	5.250%	11/15/39	135	150
	Exelis Inc.	4.250%	10/1/16	225	237
	Flowserve Corp.	3.500%	9/15/22	625	595
	General Dynamics Corp.	1.375%	1/15/15	550	556
	General Dynamics Corp.	1.000%	11/15/17	1,100	1,065
	General Dynamics Corp.	3.875%	7/15/21	750	786
	General Dynamics Corp.	2.250%	11/15/22	900	816
	General Dynamics Corp.	3.600%	11/15/42	125	107
	General Electric Co.	0.850%	10/9/15	925	923
	General Electric Co.	5.250%	12/6/17	1,940	2,192
	General Electric Co.	2.700%	10/9/22	1,350	1,281
	General Electric Co.	4.125%	10/9/42	1,050	975
	Harsco Corp.	5.750%	5/15/18	675	725
	Honeywell International Inc.	5.400%	3/15/16	245	273
	Honeywell International Inc.	5.300%	3/15/17	275	310
	Honeywell International Inc.	5.300%	3/1/18	150	171
	Honeywell International Inc.	5.000%	2/15/19	105	120

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Honeywell International Inc.	4.250%	3/1/21	805	881
	Honeywell International Inc.	5.700%	3/15/37	105	123
	Honeywell International Inc.	5.375%	3/1/41	855	983
	Illinois Tool Works Inc.	6.250%	4/1/19	450	541
	Illinois Tool Works Inc.	3.375%	9/15/21	105	107
	Illinois Tool Works Inc.	4.875%	9/15/41	105	110
	Illinois Tool Works Inc.	3.900%	9/1/42	725	648
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	225	265
7	Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	125	123
7	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	250	246
7	Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	124
	John Deere Capital Corp.	1.250%	12/2/14	350	354
	John Deere Capital Corp.	2.950%	3/9/15	125	130
	John Deere Capital Corp.	0.875%	4/17/15	50	50
	John Deere Capital Corp.	0.950%	6/29/15	300	302
	John Deere Capital Corp.	0.700%	9/4/15	50	50
	John Deere Capital Corp.	0.750%	1/22/16	275	273
	John Deere Capital Corp.	1.850%	9/15/16	185	189
	John Deere Capital Corp.	2.000%	1/13/17	375	380
	John Deere Capital Corp.	2.800%	9/18/17	550	572
	John Deere Capital Corp.	1.200%	10/10/17	475	462
	John Deere Capital Corp.	5.750%	9/10/18	205	240
	John Deere Capital Corp.	2.250%	4/17/19	150	149
	John Deere Capital Corp.	1.700%	1/15/20	550	520
	John Deere Capital Corp.	3.900%	7/12/21	125	131
	John Deere Capital Corp.	3.150%	10/15/21	105	104
	John Deere Capital Corp.	2.750%	3/15/22	75	72
	John Deere Capital Corp.	2.800%	1/27/23	1,775	1,692
	Joy Global Inc.	6.000%	11/15/16	250	283
	Kennametal Inc.	2.650%	11/1/19	200	194
	Kennametal Inc.	3.875%	2/15/22	125	121
	L-3 Communications Corp.	5.200%	10/15/19	825	889
	L-3 Communications Corp.	4.750%	7/15/20	425	443
	L-3 Communications Corp.	4.950%	2/15/21	575	605
	Lockheed Martin Corp.	7.650%	5/1/16	250	293
	Lockheed Martin Corp.	2.125%	9/15/16	245	250
	Lockheed Martin Corp.	4.250%	11/15/19	530	575
	Lockheed Martin Corp.	3.350%	9/15/21	80	80
	Lockheed Martin Corp.	6.150%	9/1/36	1,715	1,976
	Lockheed Martin Corp.	5.500%	11/15/39	180	192
	Lockheed Martin Corp.	5.720%	6/1/40	316	350
	Martin Marietta Materials Inc.	6.600%	4/15/18	400	451
	Mohawk Industries Inc.	3.850%	2/1/23	750	723
	Northrop Grumman Corp.	1.750%	6/1/18	575	559
	Northrop Grumman Corp.	3.500%	3/15/21	125	127
	Northrop Grumman Corp.	3.250%	8/1/23	400	381
	Northrop Grumman Corp.	5.050%	11/15/40	475	478
	Northrop Grumman Corp.	4.750%	6/1/43	400	383
	Owens Corning	6.500%	12/1/16	1,691	1,887
	Owens Corning	4.200%	12/15/22	150	145
	Parker Hannifin Corp.	5.500%	5/15/18	1,725	1,984
	Parker Hannifin Corp.	3.500%	9/15/22	75	76
	Parker Hannifin Corp.	6.250%	5/15/38	75	92
	Pentair Finance SA	1.350%	12/1/15	300	301
	Precision Castparts Corp.	0.700%	12/20/15	225	224
	Precision Castparts Corp.	1.250%	1/15/18	1,650	1,606
	Precision Castparts Corp.	2.500%	1/15/23	125	117
	Precision Castparts Corp.	3.900%	1/15/43	175	160
	Raytheon Co.	6.750%	3/15/18	125	150
	Raytheon Co.	3.125%	10/15/20	425	427
	Raytheon Co.	2.500%	12/15/22	425	391
	Raytheon Co.	7.200%	8/15/27	75	96
	Raytheon Co.	4.875%	10/15/40	225	231
	Raytheon Co.	4.700%	12/15/41	625	629

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic Services Inc.	3.800%	5/15/18	2,535	2,677
Republic Services Inc.	5.500%	9/15/19	325	368
Republic Services Inc.	5.000%	3/1/20	125	137
Republic Services Inc.	5.250%	11/15/21	50	55
Republic Services Inc.	3.550%	6/1/22	300	292
Republic Services Inc.	6.200%	3/1/40	475	545
Republic Services Inc.	5.700%	5/15/41	500	546
Rockwell Automation Inc.	5.650%	12/1/17	25	29
Rockwell Automation Inc.	6.700%	1/15/28	200	257
Rockwell Automation Inc.	6.250%	12/1/37	325	399
Rockwell Collins Inc.	5.250%	7/15/19	50	57
Rockwell Collins Inc.	3.100%	11/15/21	125	124
Roper Industries Inc.	6.250%	9/1/19	1,275	1,487
Snap-on Inc.	6.125%	9/1/21	200	234
Sonoco Products Co.	4.375%	11/1/21	65	67
Sonoco Products Co.	5.750%	11/1/40	265	283
Stanley Black & Decker Inc.	3.400%	12/1/21	450	446
Stanley Black & Decker Inc.	5.200%	9/1/40	150	155
Textron Inc.	5.600%	12/1/17	125	137
Textron Inc.	7.250%	10/1/19	650	771
Tyco International Finance SA	8.500%	1/15/19	200	250
Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	300	358
United Technologies Corp.	4.875%	5/1/15	115	124
United Technologies Corp.	1.800%	6/1/17	620	622
United Technologies Corp.	5.375%	12/15/17	1,575	1,814
United Technologies Corp.	6.125%	2/1/19	1,183	1,398
United Technologies Corp.	4.500%	4/15/20	445	497
United Technologies Corp.	3.100%	6/1/22	1,350	1,332
United Technologies Corp.	6.700%	8/1/28	200	251
United Technologies Corp.	7.500%	9/15/29	100	139
United Technologies Corp.	5.400%	5/1/35	400	451
United Technologies Corp.	6.050%	6/1/36	285	345
United Technologies Corp.	6.125%	7/15/38	500	612
United Technologies Corp.	5.700%	4/15/40	525	614
United Technologies Corp.	4.500%	6/1/42	1,725	1,703
Waste Management Inc.	2.600%	9/1/16	205	212
Waste Management Inc.	6.100%	3/15/18	1,100	1,275
Waste Management Inc.	7.375%	3/11/19	80	96
Waste Management Inc.	4.600%	3/1/21	275	291
Waste Management Inc.	7.100%	8/1/26	325	402
Waste Management Inc.	7.750%	5/15/32	185	244
Waste Management Inc.	6.125%	11/30/39	400	463
Communication (0.9%)
Alltel Corp.	6.800%	5/1/29	128	157
America Movil SAB de CV	5.750%	1/15/15	833	887
America Movil SAB de CV	2.375%	9/8/16	900	912
America Movil SAB de CV	5.625%	11/15/17	350	398
America Movil SAB de CV	5.000%	10/16/19	850	915
America Movil SAB de CV	5.000%	3/30/20	710	763
America Movil SAB de CV	3.125%	7/16/22	200	186
America Movil SAB de CV	6.375%	3/1/35	200	222
America Movil SAB de CV	6.125%	11/15/37	300	322
America Movil SAB de CV	6.125%	3/30/40	1,210	1,318
America Movil SAB de CV	4.375%	7/16/42	425	363
American Tower Corp.	4.625%	4/1/15	75	79
American Tower Corp.	4.500%	1/15/18	1,400	1,491
American Tower Corp.	5.050%	9/1/20	205	215
American Tower Corp.	5.900%	11/1/21	1,500	1,668
American Tower Corp.	3.500%	1/31/23	1,150	1,054
AT&T Corp.	6.500%	3/15/29	100	116
AT&T Corp.	8.000%	11/15/31	1,001	1,392
AT&T Inc.	5.100%	9/15/14	1,575	1,654
AT&T Inc.	2.500%	8/15/15	2,285	2,345

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	AT&T Inc.	0.900%	2/12/16	500	496
	AT&T Inc.	2.950%	5/15/16	160	167
	AT&T Inc.	5.625%	6/15/16	600	673
	AT&T Inc.	2.400%	8/15/16	445	458
	AT&T Inc.	1.600%	2/15/17	500	495
	AT&T Inc.	1.700%	6/1/17	2,175	2,151
	AT&T Inc.	5.500%	2/1/18	2,385	2,724
	AT&T Inc.	5.600%	5/15/18	250	289
	AT&T Inc.	5.800%	2/15/19	325	377
	AT&T Inc.	4.450%	5/15/21	485	524
	AT&T Inc.	3.875%	8/15/21	615	634
	AT&T Inc.	3.000%	2/15/22	600	573
	AT&T Inc.	2.625%	12/1/22	875	801
	AT&T Inc.	6.450%	6/15/34	945	1,081
	AT&T Inc.	6.500%	9/1/37	873	993
	AT&T Inc.	6.300%	1/15/38	1,785	1,990
	AT&T Inc.	6.400%	5/15/38	550	619
	AT&T Inc.	6.550%	2/15/39	410	471
	AT&T Inc.	5.350%	9/1/40	1,755	1,773
	AT&T Inc.	5.550%	8/15/41	210	216
	AT&T Inc.	4.300%	12/15/42	1,773	1,546
	AT&T Inc.	4.350%	6/15/45	856	750
	AT&T Mobility LLC	7.125%	12/15/31	400	516
	Bellsouth Capital Funding Corp.	7.875%	2/15/30	103	129
	BellSouth Corp.	5.200%	12/15/16	250	282
	BellSouth Corp.	6.875%	10/15/31	231	263
	BellSouth Corp.	6.550%	6/15/34	511	563
	BellSouth Corp.	6.000%	11/15/34	219	225
	BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,755
	British Telecommunications plc	5.950%	1/15/18	1,440	1,645
	British Telecommunications plc	9.625%	12/15/30	1,125	1,688
	CBS Corp.	5.750%	4/15/20	360	408
	CBS Corp.	4.300%	2/15/21	550	570
	CBS Corp.	3.375%	3/1/22	725	696
	CBS Corp.	7.875%	7/30/30	400	509
	CBS Corp.	5.500%	5/15/33	200	202
	CBS Corp.	4.850%	7/1/42	225	208
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	500	476
	Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	1,492	1,936
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,564
	Comcast Cable Communications LLC	8.875%	5/1/17	850	1,060
	Comcast Corp.	6.500%	1/15/15	700	761
	Comcast Corp.	5.900%	3/15/16	1,265	1,423
	Comcast Corp.	5.700%	5/15/18	475	552
	Comcast Corp.	5.700%	7/1/19	1,730	2,016
	Comcast Corp.	3.125%	7/15/22	100	98
	Comcast Corp.	2.850%	1/15/23	900	854
	Comcast Corp.	4.250%	1/15/33	1,200	1,149
	Comcast Corp.	7.050%	3/15/33	1,000	1,255
	Comcast Corp.	6.500%	11/15/35	1,075	1,277
	Comcast Corp.	6.450%	3/15/37	900	1,078
	Comcast Corp.	6.950%	8/15/37	1,220	1,537
	Comcast Corp.	6.400%	5/15/38	600	713
	Comcast Corp.	4.650%	7/15/42	1,125	1,088
	Comcast Corp.	4.500%	1/15/43	225	215
	COX Communications Inc.	5.450%	12/15/14	48	51
	COX Communications Inc.	5.500%	10/1/15	600	658
7	COX Communications Inc.	8.375%	3/1/39	500	672
	Deutsche Telekom International Finance BV	4.875%	7/8/14	25	26
	Deutsche Telekom International Finance BV	5.750%	3/23/16	425	472
	Deutsche Telekom International Finance BV	6.000%	7/8/19	1,025	1,204
	Deutsche Telekom International Finance BV	8.750%	6/15/30	1,725	2,385
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.750%	10/1/14	325	340
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.550%	3/15/15	300	312

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.125%	2/15/16	75	78
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	2,330	2,623
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.200%	3/15/20	500	538
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.000%	3/1/21	2,725	2,869
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.350%	3/15/40	275	287
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.375%	3/1/41	225	235
	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.150%	3/15/42	1,075	954
	Discovery Communications LLC	5.050%	6/1/20	1,150	1,276
	Discovery Communications LLC	4.375%	6/15/21	205	216
	Discovery Communications LLC	3.300%	5/15/22	125	120
	Discovery Communications LLC	3.250%	4/1/23	500	471
	Discovery Communications LLC	4.950%	5/15/42	225	212
	Discovery Communications LLC	4.875%	4/1/43	175	165
	Embarq Corp.	7.082%	6/1/16	425	473
	Embarq Corp.	7.995%	6/1/36	405	432
	Orange SA	4.375%	7/8/14	525	541
	Orange SA	2.750%	9/14/16	820	839
	Orange SA	5.375%	7/8/19	1,025	1,137
	Orange SA	4.125%	9/14/21	902	908
	Orange SA	8.500%	3/1/31	785	1,060
	Orange SA	5.375%	1/13/42	25	25
	Grupo Televisa SAB	6.000%	5/15/18	1,400	1,582
	Grupo Televisa SAB	6.625%	3/18/25	450	527
	Grupo Televisa SAB	6.625%	1/15/40	500	554
	GTE Corp.	6.940%	4/15/28	325	392
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,000	924
	McGraw Hill Financial Inc.	5.900%	11/15/17	150	164
	McGraw Hill Financial Inc.	6.550%	11/15/37	350	353
	Moody's Corp.	4.500%	9/1/22	1,400	1,405
	NBCUniversal Media LLC	3.650%	4/30/15	200	210
	NBCUniversal Media LLC	2.875%	4/1/16	2,345	2,452
	NBCUniversal Media LLC	5.150%	4/30/20	925	1,053
	NBCUniversal Media LLC	4.375%	4/1/21	205	221
	NBCUniversal Media LLC	6.400%	4/30/40	350	418
	NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,227
	NBCUniversal Media LLC	4.450%	1/15/43	100	94
	New Cingular Wireless Services Inc.	8.750%	3/1/31	155	223
	News America Inc.	5.300%	12/15/14	205	218
	News America Inc.	6.900%	3/1/19	1,160	1,397
	News America Inc.	5.650%	8/15/20	500	571
	News America Inc.	4.500%	2/15/21	435	465
	News America Inc.	3.000%	9/15/22	500	467
	News America Inc.	6.550%	3/15/33	892	999
	News America Inc.	6.200%	12/15/34	825	899
	News America Inc.	6.400%	12/15/35	750	833
	News America Inc.	8.150%	10/17/36	385	490
	News America Inc.	6.150%	3/1/37	345	377
	News America Inc.	6.900%	8/15/39	425	498
	Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	100	98
	Omnicom Group Inc.	5.900%	4/15/16	50	56
	Omnicom Group Inc.	4.450%	8/15/20	500	524
	Omnicom Group Inc.	3.625%	5/1/22	1,100	1,063
	Pacific Bell Telephone Co.	7.125%	3/15/26	200	243
	Qwest Corp.	6.500%	6/1/17	275	311
	Qwest Corp.	6.750%	12/1/21	410	460
	Qwest Corp.	7.250%	9/15/25	175	201
	Qwest Corp.	6.875%	9/15/33	375	367
	Qwest Corp.	7.125%	11/15/43	550	561
7	Reed Elsevier Capital Inc.	3.125%	10/15/22	705	654
	Rogers Communications Inc.	6.800%	8/15/18	950	1,143
	Rogers Communications Inc.	3.000%	3/15/23	230	215
	Rogers Communications Inc.	4.500%	3/15/43	250	230
	Telecom Italia Capital SA	6.175%	6/18/14	267	276
	Telecom Italia Capital SA	7.175%	6/18/19	550	618

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Telecom Italia Capital SA	6.375%	11/15/33	205	193
Telecom Italia Capital SA	7.721%	6/4/38	1,060	1,082
Telefonica Emisiones SAU	4.949%	1/15/15	625	651
Telefonica Emisiones SAU	3.729%	4/27/15	300	308
Telefonica Emisiones SAU	6.421%	6/20/16	475	521
Telefonica Emisiones SAU	3.192%	4/27/18	1,025	995
Telefonica Emisiones SAU	5.877%	7/15/19	1,050	1,140
Telefonica Emisiones SAU	5.134%	4/27/20	705	721
Telefonica Emisiones SAU	5.462%	2/16/21	350	360
Telefonica Emisiones SAU	4.570%	4/27/23	750	720
Telefonica Emisiones SAU	7.045%	6/20/36	690	758
Telefonica Europe BV	8.250%	9/15/30	750	899
Thomson Reuters Corp.	5.700%	10/1/14	850	901
Thomson Reuters Corp.	6.500%	7/15/18	50	59
Thomson Reuters Corp.	4.700%	10/15/19	125	138
Thomson Reuters Corp.	5.500%	8/15/35	350	362
Thomson Reuters Corp.	5.850%	4/15/40	425	458
Time Warner Cable Inc.	3.500%	2/1/15	450	467
Time Warner Cable Inc.	5.850%	5/1/17	825	912
Time Warner Cable Inc.	8.250%	4/1/19	700	842
Time Warner Cable Inc.	5.000%	2/1/20	2,695	2,815
Time Warner Cable Inc.	4.125%	2/15/21	500	495
Time Warner Cable Inc.	4.000%	9/1/21	850	816
Time Warner Cable Inc.	6.550%	5/1/37	550	551
Time Warner Cable Inc.	6.750%	6/15/39	1,600	1,650
Time Warner Cable Inc.	5.875%	11/15/40	600	550
Time Warner Cable Inc.	5.500%	9/1/41	250	220
Time Warner Cable Inc.	4.500%	9/15/42	475	368
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	996
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	117
United States Cellular Corp.	6.700%	12/15/33	350	343
Verizon Communications Inc.	5.550%	2/15/16	500	554
Verizon Communications Inc.	3.000%	4/1/16	380	397
Verizon Communications Inc.	2.000%	11/1/16	2,825	2,884
Verizon Communications Inc.	5.500%	4/1/17	50	56
Verizon Communications Inc.	1.100%	11/1/17	200	194
Verizon Communications Inc.	5.500%	2/15/18	1,150	1,311
Verizon Communications Inc.	6.100%	4/15/18	305	357
Verizon Communications Inc.	8.750%	11/1/18	445	581
Verizon Communications Inc.	4.600%	4/1/21	1,440	1,560
Verizon Communications Inc.	3.500%	11/1/21	640	643
Verizon Communications Inc.	2.450%	11/1/22	1,925	1,744
Verizon Communications Inc.	7.750%	12/1/30	1,135	1,486
Verizon Communications Inc.	5.850%	9/15/35	500	545
Verizon Communications Inc.	6.250%	4/1/37	150	170
Verizon Communications Inc.	6.400%	2/15/38	1,360	1,575
Verizon Communications Inc.	6.900%	4/15/38	350	428
Verizon Communications Inc.	7.350%	4/1/39	550	706
Verizon Communications Inc.	6.000%	4/1/41	445	498
Verizon Communications Inc.	4.750%	11/1/41	625	593
Verizon Communications Inc.	3.850%	11/1/42	250	207
Verizon Maryland LLC	5.125%	6/15/33	1,000	989
Verizon New England Inc.	7.875%	11/15/29	250	306
Vodafone Group plc	0.900%	2/19/16	175	172
Vodafone Group plc	5.750%	3/15/16	300	333
Vodafone Group plc	5.625%	2/27/17	2,060	2,288
Vodafone Group plc	1.625%	3/20/17	625	609
Vodafone Group plc	1.250%	9/26/17	1,350	1,297
Vodafone Group plc	1.500%	2/19/18	1,450	1,387
Vodafone Group plc	4.625%	7/15/18	125	139
Vodafone Group plc	5.450%	6/10/19	275	309
Vodafone Group plc	2.500%	9/26/22	200	178
Vodafone Group plc	2.950%	2/19/23	545	504
Vodafone Group plc	7.875%	2/15/30	425	549

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Vodafone Group plc	6.250%	11/30/32	350	393
	Vodafone Group plc	6.150%	2/27/37	755	834
	Vodafone Group plc	4.375%	2/19/43	675	602
	Washington Post Co.	7.250%	2/1/19	150	175
	WPP Finance 2010	4.750%	11/21/21	1,721	1,777
	WPP Finance 2010	3.625%	9/7/22	500	470
	WPP Finance 2010	5.125%	9/7/42	1,050	970
	Consumer Cyclical (0.7%)
	ADT Corp.	2.250%	7/15/17	75	74
	ADT Corp.	3.500%	7/15/22	675	620
	ADT Corp.	4.875%	7/15/42	200	170
	Amazon.com Inc.	0.650%	11/27/15	350	349
	Amazon.com Inc.	1.200%	11/29/17	650	627
	Amazon.com Inc.	2.500%	11/29/22	275	249
	AutoZone Inc.	5.750%	1/15/15	325	348
	AutoZone Inc.	7.125%	8/1/18	650	776
	AutoZone Inc.	3.125%	7/15/23	275	257
	BorgWarner Inc.	4.625%	9/15/20	50	53
	Brinker International Inc.	2.600%	5/15/18	25	24
	Brinker International Inc.	3.875%	5/15/23	100	94
	Carnival Corp.	1.200%	2/5/16	275	273
	Costco Wholesale Corp.	5.500%	3/15/17	475	542
	Costco Wholesale Corp.	1.125%	12/15/17	1,825	1,771
	CVS Caremark Corp.	4.875%	9/15/14	175	184
	CVS Caremark Corp.	3.250%	5/18/15	705	734
	CVS Caremark Corp.	5.750%	6/1/17	496	569
	CVS Caremark Corp.	4.750%	5/18/20	625	685
	CVS Caremark Corp.	2.750%	12/1/22	975	914
	CVS Caremark Corp.	6.250%	6/1/27	125	149
	CVS Caremark Corp.	6.125%	9/15/39	125	146
	CVS Caremark Corp.	5.750%	5/15/41	1,255	1,418
7	Daimler Finance North America LLC	2.625%	9/15/16	225	232
	Daimler Finance North America LLC	8.500%	1/18/31	655	937
	Darden Restaurants Inc.	6.200%	10/15/17	150	170
	Darden Restaurants Inc.	4.500%	10/15/21	670	678
	Darden Restaurants Inc.	6.800%	10/15/37	480	511
	eBay Inc.	1.625%	10/15/15	125	127
	eBay Inc.	1.350%	7/15/17	625	615
	eBay Inc.	3.250%	10/15/20	125	128
	eBay Inc.	2.600%	7/15/22	825	767
	eBay Inc.	4.000%	7/15/42	75	64
	Expedia Inc.	5.950%	8/15/20	1,750	1,856
	Family Dollar Stores Inc.	5.000%	2/1/21	125	129
	Ford Motor Co.	6.625%	10/1/28	575	637
	Ford Motor Co.	6.375%	2/1/29	275	293
	Ford Motor Co.	7.450%	7/16/31	1,075	1,291
	Ford Motor Co.	4.750%	1/15/43	775	684
	Ford Motor Co.	7.400%	11/1/46	300	351
	Ford Motor Credit Co. LLC	8.700%	10/1/14	275	298
	Ford Motor Credit Co. LLC	3.875%	1/15/15	1,250	1,281
	Ford Motor Credit Co. LLC	7.000%	4/15/15	975	1,058
	Ford Motor Credit Co. LLC	2.750%	5/15/15	475	482
	Ford Motor Credit Co. LLC	12.000%	5/15/15	375	442
	Ford Motor Credit Co. LLC	5.625%	9/15/15	325	349
	Ford Motor Credit Co. LLC	4.207%	4/15/16	1,025	1,074
	Ford Motor Credit Co. LLC	1.700%	5/9/16	225	221
	Ford Motor Credit Co. LLC	3.984%	6/15/16	200	209
	Ford Motor Credit Co. LLC	8.000%	12/15/16	525	614
	Ford Motor Credit Co. LLC	4.250%	2/3/17	1,650	1,721
	Ford Motor Credit Co. LLC	6.625%	8/15/17	525	592
	Ford Motor Credit Co. LLC	5.000%	5/15/18	2,425	2,590
	Ford Motor Credit Co. LLC	8.125%	1/15/20	775	936
	Ford Motor Credit Co. LLC	5.750%	2/1/21	450	488

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ford Motor Credit Co. LLC	5.875%	8/2/21	725	789
Ford Motor Credit Co. LLC	4.250%	9/20/22	1,075	1,051
Gap Inc.	5.950%	4/12/21	2,550	2,824
Historic TW Inc.	9.150%	2/1/23	975	1,325
Historic TW Inc.	6.625%	5/15/29	200	233
Home Depot Inc.	5.400%	3/1/16	1,305	1,452
Home Depot Inc.	4.400%	4/1/21	1,610	1,764
Home Depot Inc.	2.700%	4/1/23	600	568
Home Depot Inc.	5.875%	12/16/36	745	879
Home Depot Inc.	5.950%	4/1/41	375	453
Home Depot Inc.	4.200%	4/1/43	475	448
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,199
Host Hotels & Resorts LP	3.750%	10/15/23	1,950	1,803
Hyatt Hotels Corp.	3.375%	7/15/23	1,550	1,448
International Game Technology	7.500%	6/15/19	375	436
International Game Technology	5.500%	6/15/20	125	131
Johnson Controls Inc.	2.600%	12/1/16	150	155
Johnson Controls Inc.	5.000%	3/30/20	200	220
Johnson Controls Inc.	4.250%	3/1/21	745	783
Johnson Controls Inc.	3.750%	12/1/21	175	178
Johnson Controls Inc.	6.000%	1/15/36	125	138
Johnson Controls Inc.	5.700%	3/1/41	205	221
Johnson Controls Inc.	5.250%	12/1/41	100	101
Kohl's Corp.	6.250%	12/15/17	200	229
Kohl's Corp.	4.000%	11/1/21	845	843
Kohl's Corp.	6.000%	1/15/33	225	228
Kohl's Corp.	6.875%	12/15/37	100	109
Lowe's Cos. Inc.	5.000%	10/15/15	75	82
Lowe's Cos. Inc.	1.625%	4/15/17	925	927
Lowe's Cos. Inc.	6.100%	9/15/17	200	233
Lowe's Cos. Inc.	4.625%	4/15/20	445	494
Lowe's Cos. Inc.	3.750%	4/15/21	205	213
Lowe's Cos. Inc.	3.800%	11/15/21	250	260
Lowe's Cos. Inc.	3.120%	4/15/22	200	197
Lowe's Cos. Inc.	6.875%	2/15/28	367	456
Lowe's Cos. Inc.	5.800%	4/15/40	180	203
Lowe's Cos. Inc.	5.125%	11/15/41	100	104
Lowe's Cos. Inc.	4.650%	4/15/42	1,200	1,174
Macy's Retail Holdings Inc.	7.875%	7/15/15	1,660	1,877
Macy's Retail Holdings Inc.	5.900%	12/1/16	239	272
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,000	1,196
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	150
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	557
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	308
Macy's Retail Holdings Inc.	5.125%	1/15/42	25	24
Marriott International Inc.	6.200%	6/15/16	150	169
Marriott International Inc.	6.375%	6/15/17	50	56
Marriott International Inc.	3.000%	3/1/19	125	126
McDonald's Corp.	5.300%	3/15/17	400	452
McDonald's Corp.	5.800%	10/15/17	550	641
McDonald's Corp.	5.350%	3/1/18	880	1,010
McDonald's Corp.	2.625%	1/15/22	410	393
McDonald's Corp.	6.300%	3/1/38	300	380
McDonald's Corp.	5.700%	2/1/39	25	30
McDonald's Corp.	3.700%	2/15/42	1,225	1,093
McDonald's Corp.	3.625%	5/1/43	275	245
MDC Holdings Inc.	6.000%	1/15/43	300	279
NIKE Inc.	2.250%	5/1/23	50	46
NIKE Inc.	3.625%	5/1/43	125	111
Nordstrom Inc.	4.750%	5/1/20	600	663
Nordstrom Inc.	4.000%	10/15/21	585	619
Nordstrom Inc.	6.950%	3/15/28	200	252
Nordstrom Inc.	7.000%	1/15/38	150	193
NVR Inc.	3.950%	9/15/22	225	220

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	O'Reilly Automotive Inc.	4.875%	1/14/21	50	53
	O'Reilly Automotive Inc.	3.800%	9/1/22	25	25
	O'Reilly Automotive Inc.	3.850%	6/15/23	150	146
	PACCAR Financial Corp.	1.050%	6/5/15	100	101
	PACCAR Financial Corp.	1.600%	3/15/17	400	398
	PACCAR Inc.	6.875%	2/15/14	200	208
	QVC Inc.	5.125%	7/2/22	25	25
7	QVC Inc.	4.375%	3/15/23	75	71
7	QVC Inc.	5.950%	3/15/43	325	293
	Target Corp.	5.375%	5/1/17	200	227
	Target Corp.	6.000%	1/15/18	495	583
	Target Corp.	3.875%	7/15/20	145	155
	Target Corp.	2.900%	1/15/22	900	882
	Target Corp.	6.350%	11/1/32	450	559
	Target Corp.	7.000%	1/15/38	1,081	1,416
	Target Corp.	4.000%	7/1/42	500	458
	Time Warner Cos. Inc.	6.950%	1/15/28	1,795	2,156
	Time Warner Inc.	3.150%	7/15/15	860	898
	Time Warner Inc.	4.875%	3/15/20	1,240	1,351
	Time Warner Inc.	4.700%	1/15/21	700	747
	Time Warner Inc.	4.750%	3/29/21	600	643
	Time Warner Inc.	4.000%	1/15/22	205	207
	Time Warner Inc.	7.625%	4/15/31	835	1,055
	Time Warner Inc.	7.700%	5/1/32	590	752
	Time Warner Inc.	6.200%	3/15/40	150	163
	Time Warner Inc.	6.100%	7/15/40	825	898
	Time Warner Inc.	6.250%	3/29/41	325	360
	Time Warner Inc.	5.375%	10/15/41	205	205
	TJX Cos. Inc.	6.950%	4/15/19	175	214
	TJX Cos. Inc.	2.500%	5/15/23	2,100	1,945
	Toyota Motor Credit Corp.	1.000%	2/17/15	625	629
	Toyota Motor Credit Corp.	3.200%	6/17/15	700	731
	Toyota Motor Credit Corp.	0.875%	7/17/15	75	75
	Toyota Motor Credit Corp.	2.800%	1/11/16	535	557
	Toyota Motor Credit Corp.	2.000%	9/15/16	1,450	1,477
	Toyota Motor Credit Corp.	2.050%	1/12/17	950	960
	Toyota Motor Credit Corp.	1.250%	10/5/17	575	558
	Toyota Motor Credit Corp.	1.375%	1/10/18	825	804
	Toyota Motor Credit Corp.	4.250%	1/11/21	300	322
	Toyota Motor Credit Corp.	3.400%	9/15/21	305	303
	Toyota Motor Credit Corp.	3.300%	1/12/22	650	643
	Toyota Motor Credit Corp.	2.625%	1/10/23	550	511
	VF Corp.	5.950%	11/1/17	250	290
	VF Corp.	3.500%	9/1/21	380	383
	VF Corp.	6.450%	11/1/37	150	177
	Viacom Inc.	4.375%	9/15/14	350	364
	Viacom Inc.	1.250%	2/27/15	400	401
	Viacom Inc.	2.500%	12/15/16	250	257
	Viacom Inc.	3.500%	4/1/17	540	567
	Viacom Inc.	5.625%	9/15/19	650	743
	Viacom Inc.	4.500%	3/1/21	245	260
	Viacom Inc.	3.875%	12/15/21	975	977
	Viacom Inc.	3.125%	6/15/22	75	71
	Viacom Inc.	6.875%	4/30/36	915	1,071
7	Viacom Inc.	4.375%	3/15/43	212	179
	Wal-Mart Stores Inc.	4.500%	7/1/15	450	484
	Wal-Mart Stores Inc.	1.500%	10/25/15	615	626
	Wal-Mart Stores Inc.	0.600%	4/11/16	425	423
	Wal-Mart Stores Inc.	5.375%	4/5/17	200	228
	Wal-Mart Stores Inc.	5.800%	2/15/18	655	767
	Wal-Mart Stores Inc.	1.125%	4/11/18	600	582
	Wal-Mart Stores Inc.	3.625%	7/8/20	50	53
	Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,173
	Wal-Mart Stores Inc.	4.250%	4/15/21	1,615	1,763

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wal-Mart Stores Inc.	2.550%	4/11/23	575	541
	Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,868
	Wal-Mart Stores Inc.	5.250%	9/1/35	265	286
	Wal-Mart Stores Inc.	6.500%	8/15/37	960	1,214
	Wal-Mart Stores Inc.	6.200%	4/15/38	800	982
	Wal-Mart Stores Inc.	5.000%	10/25/40	1,065	1,126
	Wal-Mart Stores Inc.	5.625%	4/15/41	2,040	2,362
	Wal-Mart Stores Inc.	4.000%	4/11/43	575	527
	Walgreen Co.	1.800%	9/15/17	2,000	1,972
	Walgreen Co.	5.250%	1/15/19	830	938
	Walt Disney Co.	0.875%	12/1/14	1,125	1,131
	Walt Disney Co.	1.350%	8/16/16	165	167
	Walt Disney Co.	5.625%	9/15/16	500	570
	Walt Disney Co.	1.100%	12/1/17	850	825
	Walt Disney Co.	2.350%	12/1/22	25	23
	Walt Disney Co.	4.375%	8/16/41	225	224
	Walt Disney Co.	4.125%	12/1/41	1,350	1,284
	Walt Disney Co.	3.700%	12/1/42	450	402
	Western Union Co.	6.500%	2/26/14	300	311
	Western Union Co.	5.930%	10/1/16	400	445
	Western Union Co.	6.200%	11/17/36	325	322
	Wyndham Worldwide Corp.	2.950%	3/1/17	425	430
	Wyndham Worldwide Corp.	2.500%	3/1/18	250	246
	Wyndham Worldwide Corp.	4.250%	3/1/22	500	487
	Wyndham Worldwide Corp.	3.900%	3/1/23	175	167
	Yum! Brands Inc.	5.300%	9/15/19	479	537
	Yum! Brands Inc.	6.875%	11/15/37	750	898
	Consumer Noncyclical (1.3%)
	Abbott Laboratories	5.125%	4/1/19	246	284
	Abbott Laboratories	6.150%	11/30/37	550	693
	Abbott Laboratories	6.000%	4/1/39	200	245
	Abbott Laboratories	5.300%	5/27/40	145	166
7	AbbVie Inc.	1.200%	11/6/15	1,525	1,535
7	AbbVie Inc.	1.750%	11/6/17	2,525	2,476
7	AbbVie Inc.	2.000%	11/6/18	550	535
7	AbbVie Inc.	2.900%	11/6/22	1,250	1,166
7	AbbVie Inc.	4.400%	11/6/42	1,725	1,609
	Actavis Inc.	1.875%	10/1/17	250	243
	Actavis Inc.	3.250%	10/1/22	1,950	1,818
	Actavis Inc.	4.625%	10/1/42	625	559
	Allergan Inc.	5.750%	4/1/16	125	140
	Allergan Inc.	1.350%	3/15/18	175	170
	Allergan Inc.	2.800%	3/15/23	125	119
	Altria Group Inc.	9.700%	11/10/18	1,372	1,817
	Altria Group Inc.	9.250%	8/6/19	613	812
	Altria Group Inc.	4.750%	5/5/21	675	723
	Altria Group Inc.	9.950%	11/10/38	1,310	1,942
	Altria Group Inc.	10.200%	2/6/39	1,175	1,778
	Altria Group Inc.	4.500%	5/2/43	175	157
	AmerisourceBergen Corp.	5.875%	9/15/15	1,175	1,298
	AmerisourceBergen Corp.	3.500%	11/15/21	150	151
	Amgen Inc.	1.875%	11/15/14	390	396
	Amgen Inc.	4.850%	11/18/14	500	528
	Amgen Inc.	2.300%	6/15/16	1,880	1,936
	Amgen Inc.	2.500%	11/15/16	390	403
	Amgen Inc.	2.125%	5/15/17	1,375	1,381
	Amgen Inc.	5.850%	6/1/17	125	142
	Amgen Inc.	5.700%	2/1/19	780	890
	Amgen Inc.	3.450%	10/1/20	275	278
	Amgen Inc.	4.100%	6/15/21	610	637
	Amgen Inc.	3.875%	11/15/21	840	864
	Amgen Inc.	3.625%	5/15/22	625	625
	Amgen Inc.	6.375%	6/1/37	400	460

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Amgen Inc.	6.900%	6/1/38	625	765
	Amgen Inc.	6.400%	2/1/39	700	810
	Amgen Inc.	4.950%	10/1/41	100	97
	Amgen Inc.	5.150%	11/15/41	970	977
	Amgen Inc.	5.650%	6/15/42	750	808
	Amgen Inc.	5.375%	5/15/43	250	263
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	285
	Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,154
	Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	2,175	2,164
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	466
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	905
	Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	650	656
	Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	810	860
	Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	935	982
	Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	314
	Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,575	1,550
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	885	1,118
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	465
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,119
	Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	675	763
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	150	163
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,066
	Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	310
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	750	647
	Archer-Daniels-Midland Co.	5.450%	3/15/18	150	173
	Archer-Daniels-Midland Co.	4.479%	3/1/21	855	915
	Archer-Daniels-Midland Co.	5.935%	10/1/32	350	398
	Archer-Daniels-Midland Co.	5.375%	9/15/35	225	239
	Archer-Daniels-Midland Co.	5.765%	3/1/41	580	640
	Archer-Daniels-Midland Co.	4.016%	4/16/43	250	221
4	Ascension Health Inc.	4.847%	11/15/53	625	630
	AstraZeneca plc	5.900%	9/15/17	285	331
	AstraZeneca plc	6.450%	9/15/37	2,205	2,693
	Avon Products Inc.	2.375%	3/15/16	300	302
	Avon Products Inc.	4.600%	3/15/20	50	50
	Avon Products Inc.	5.000%	3/15/23	150	148
	Avon Products Inc.	6.950%	3/15/43	350	354
	Baptist Health South Florida Obligated Group Revenue	4.590%	8/15/21	100	108
	Baxter International Inc.	4.625%	3/15/15	250	265
	Baxter International Inc.	5.900%	9/1/16	150	173
	Baxter International Inc.	1.850%	1/15/17	150	151
	Baxter International Inc.	2.400%	8/15/22	200	185
	Baxter International Inc.	6.250%	12/1/37	100	122
	Baxter International Inc.	3.650%	8/15/42	150	127
	Baxter International Inc.	4.500%	6/15/43	575	571
	Beam Inc.	5.375%	1/15/16	4	4
	Beam Inc.	1.750%	6/15/18	50	49
	Beam Inc.	3.250%	5/15/22	25	24
	Beam Inc.	3.250%	6/15/23	50	48
	Becton Dickinson & Co.	1.750%	11/8/16	60	61
	Becton Dickinson & Co.	5.000%	5/15/19	50	57
	Becton Dickinson & Co.	3.250%	11/12/20	875	886
	Becton Dickinson & Co.	3.125%	11/8/21	440	435
	Boston Scientific Corp.	4.500%	1/15/15	505	531
	Boston Scientific Corp.	6.250%	11/15/15	600	663
	Boston Scientific Corp.	6.000%	1/15/20	450	509
	Boston Scientific Corp.	7.000%	11/15/35	75	90
	Boston Scientific Corp.	7.375%	1/15/40	150	189
	Bottling Group LLC	5.500%	4/1/16	1,275	1,424
	Bottling Group LLC	5.125%	1/15/19	525	596
	Bristol-Myers Squibb Co.	5.450%	5/1/18	835	973
	Bristol-Myers Squibb Co.	2.000%	8/1/22	575	519
	Bristol-Myers Squibb Co.	5.875%	11/15/36	642	755
	Bristol-Myers Squibb Co.	6.125%	5/1/38	165	201

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Bristol-Myers Squibb Co.	3.250%	8/1/42	225	182
	Brown-Forman Corp.	1.000%	1/15/18	350	336
	Brown-Forman Corp.	2.250%	1/15/23	100	92
	Brown-Forman Corp.	3.750%	1/15/43	150	132
	Bunge Ltd. Finance Corp.	4.100%	3/15/16	300	318
	Bunge Ltd. Finance Corp.	3.200%	6/15/17	250	256
	Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	955
	Campbell Soup Co.	3.050%	7/15/17	50	52
	Campbell Soup Co.	4.250%	4/15/21	250	262
	Campbell Soup Co.	3.800%	8/2/42	200	167
	Cardinal Health Inc.	4.000%	6/15/15	100	106
	Cardinal Health Inc.	1.700%	3/15/18	150	146
	Cardinal Health Inc.	4.625%	12/15/20	515	551
	Cardinal Health Inc.	3.200%	3/15/23	275	257
	Cardinal Health Inc.	4.600%	3/15/43	175	159
	CareFusion Corp.	5.125%	8/1/14	1,100	1,148
	CareFusion Corp.	6.375%	8/1/19	240	275
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	200	196
4	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	600
	Celgene Corp.	2.450%	10/15/15	75	77
	Celgene Corp.	1.900%	8/15/17	250	248
	Celgene Corp.	3.950%	10/15/20	50	52
	Celgene Corp.	3.250%	8/15/22	500	475
	Celgene Corp.	5.700%	10/15/40	75	81
	Church & Dwight Co. Inc.	3.350%	12/15/15	100	104
	Clorox Co.	3.550%	11/1/15	325	343
	Clorox Co.	3.800%	11/15/21	175	177
	Coca-Cola Co.	0.750%	3/13/15	525	527
	Coca-Cola Co.	1.500%	11/15/15	920	937
	Coca-Cola Co.	5.350%	11/15/17	800	920
	Coca-Cola Co.	4.875%	3/15/19	725	820
	Coca-Cola Co.	3.150%	11/15/20	1,052	1,077
	Coca-Cola Co.	3.300%	9/1/21	1,210	1,238
	Coca-Cola Enterprises Inc.	2.125%	9/15/15	205	209
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	607
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	106
	Coca-Cola HBC Finance BV	5.500%	9/17/15	600	649
	Colgate-Palmolive Co.	1.300%	1/15/17	525	523
	Colgate-Palmolive Co.	2.450%	11/15/21	165	160
	Colgate-Palmolive Co.	2.100%	5/1/23	275	251
	ConAgra Foods Inc.	1.900%	1/25/18	600	592
	ConAgra Foods Inc.	3.250%	9/15/22	1,500	1,436
	ConAgra Foods Inc.	3.200%	1/25/23	2,000	1,915
	ConAgra Foods Inc.	7.125%	10/1/26	450	543
	ConAgra Foods Inc.	7.000%	10/1/28	100	120
	ConAgra Foods Inc.	4.650%	1/25/43	150	139
	Covidien International Finance SA	1.350%	5/29/15	175	176
	Covidien International Finance SA	6.000%	10/15/17	905	1,048
	Covidien International Finance SA	3.200%	6/15/22	1,500	1,480
	Covidien International Finance SA	6.550%	10/15/37	630	803
	CR Bard Inc.	1.375%	1/15/18	1,825	1,776
	CR Bard Inc.	4.400%	1/15/21	165	176
	Delhaize Group SA	6.500%	6/15/17	165	185
	Delhaize Group SA	5.700%	10/1/40	300	287
	Diageo Capital plc	1.500%	5/11/17	2,600	2,571
	Diageo Capital plc	5.750%	10/23/17	690	795
	Diageo Capital plc	2.625%	4/29/23	2,000	1,858
	Diageo Finance BV	5.300%	10/28/15	625	688
	Diageo Investment Corp.	2.875%	5/11/22	300	289
	Diageo Investment Corp.	4.250%	5/11/42	150	143
	Dignity Health	3.125%	11/1/22	150	138
	Dignity Health California GO	4.500%	11/1/42	450	395
	Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,205	1,253
	Dr Pepper Snapple Group Inc.	6.820%	5/1/18	925	1,121

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	40
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	474
Eli Lilly & Co.	5.200%	3/15/17	425	481
Eli Lilly & Co.	5.500%	3/15/27	625	718
Eli Lilly & Co.	5.950%	11/15/37	165	195
Energizer Holdings Inc.	4.700%	5/19/21	150	153
Energizer Holdings Inc.	4.700%	5/24/22	400	409
Estee Lauder Cos. Inc.	2.350%	8/15/22	225	209
Estee Lauder Cos. Inc.	3.700%	8/15/42	25	22
Express Scripts Holding Co.	2.100%	2/12/15	2,275	2,312
Express Scripts Holding Co.	2.650%	2/15/17	2,100	2,137
Express Scripts Holding Co.	4.750%	11/15/21	650	695
Express Scripts Holding Co.	3.900%	2/15/22	225	227
Express Scripts Holding Co.	6.125%	11/15/41	550	637
Flowers Foods Inc.	4.375%	4/1/22	175	171
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	285
Genentech Inc.	4.750%	7/15/15	800	863
Genentech Inc.	5.250%	7/15/35	1,125	1,237
General Mills Inc.	5.200%	3/17/15	875	939
General Mills Inc.	5.700%	2/15/17	575	652
General Mills Inc.	5.650%	2/15/19	875	1,018
General Mills Inc.	3.150%	12/15/21	425	423
General Mills Inc.	5.400%	6/15/40	245	274
Gilead Sciences Inc.	2.400%	12/1/14	300	307
Gilead Sciences Inc.	3.050%	12/1/16	25	26
Gilead Sciences Inc.	4.500%	4/1/21	300	325
Gilead Sciences Inc.	4.400%	12/1/21	800	858
Gilead Sciences Inc.	5.650%	12/1/41	250	279
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	225	223
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,895	3,358
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	71
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	333
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,145	2,639
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	282
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,875	1,863
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	192
Hasbro Inc.	6.300%	9/15/17	550	629
Hasbro Inc.	6.350%	3/15/40	1,000	1,106
Hershey Co.	5.450%	9/1/16	150	169
Hershey Co.	1.500%	11/1/16	200	202
Hershey Co.	4.125%	12/1/20	190	207
Hormel Foods Corp.	4.125%	4/15/21	75	80
Ingredion Inc.	3.200%	11/1/15	25	26
Ingredion Inc.	4.625%	11/1/20	50	53
Ingredion Inc.	6.625%	4/15/37	75	85
International Flavors & Fragrances Inc.	3.200%	5/1/23	50	48
JM Smucker Co.	3.500%	10/15/21	130	129
Johnson & Johnson	2.150%	5/15/16	500	519
Johnson & Johnson	5.150%	7/15/18	125	144
Johnson & Johnson	6.730%	11/15/23	245	317
Johnson & Johnson	6.950%	9/1/29	975	1,304
Johnson & Johnson	4.950%	5/15/33	550	618
Johnson & Johnson	5.950%	8/15/37	245	307
Johnson & Johnson	5.850%	7/15/38	325	401
Kaiser Foundation Hospitals	3.500%	4/1/22	100	99
Kaiser Foundation Hospitals	4.875%	4/1/42	200	200
Kellogg Co.	1.125%	5/15/15	200	201
Kellogg Co.	1.875%	11/17/16	1,275	1,295
Kellogg Co.	1.750%	5/17/17	100	99
Kellogg Co.	3.250%	5/21/18	875	919
Kellogg Co.	4.150%	11/15/19	250	271
Kellogg Co.	4.000%	12/15/20	370	389
Kellogg Co.	3.125%	5/17/22	175	170
Kellogg Co.	7.450%	4/1/31	650	839

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kimberly-Clark Corp.	4.875%	8/15/15	650	706
	Kimberly-Clark Corp.	6.125%	8/1/17	200	234
	Kimberly-Clark Corp.	3.625%	8/1/20	250	263
	Kimberly-Clark Corp.	3.875%	3/1/21	560	596
	Kimberly-Clark Corp.	2.400%	6/1/23	150	140
	Kimberly-Clark Corp.	5.300%	3/1/41	725	822
	Kimberly-Clark Corp.	3.700%	6/1/43	175	158
	Koninklijke Philips NV	5.750%	3/11/18	750	870
	Koninklijke Philips NV	3.750%	3/15/22	500	501
	Koninklijke Philips NV	6.875%	3/11/38	405	507
	Koninklijke Philips NV	5.000%	3/15/42	585	598
	Kraft Foods Group Inc.	1.625%	6/4/15	200	202
	Kraft Foods Group Inc.	2.250%	6/5/17	500	506
	Kraft Foods Group Inc.	6.125%	8/23/18	1,160	1,360
	Kraft Foods Group Inc.	5.375%	2/10/20	78	88
	Kraft Foods Group Inc.	3.500%	6/6/22	300	298
	Kraft Foods Group Inc.	6.875%	1/26/39	975	1,187
	Kraft Foods Group Inc.	5.000%	6/4/42	900	904
	Kroger Co.	4.950%	1/15/15	500	530
	Kroger Co.	3.900%	10/1/15	350	371
	Kroger Co.	2.200%	1/15/17	525	526
	Kroger Co.	6.400%	8/15/17	165	190
	Kroger Co.	6.150%	1/15/20	410	479
	Kroger Co.	8.000%	9/15/29	750	951
	Laboratory Corp. of America Holdings	5.625%	12/15/15	325	357
	Laboratory Corp. of America Holdings	4.625%	11/15/20	765	803
	Life Technologies Corp.	4.400%	3/1/15	225	236
	Life Technologies Corp.	3.500%	1/15/16	50	52
	Life Technologies Corp.	6.000%	3/1/20	610	688
	Life Technologies Corp.	5.000%	1/15/21	1,100	1,180
	Lorillard Tobacco Co.	3.500%	8/4/16	75	78
	Lorillard Tobacco Co.	2.300%	8/21/17	2,125	2,099
	Lorillard Tobacco Co.	8.125%	6/23/19	450	551
	Lorillard Tobacco Co.	7.000%	8/4/41	75	79
	Mattel Inc.	1.700%	3/15/18	125	122
	Mattel Inc.	3.150%	3/15/23	75	71
	Mattel Inc.	5.450%	11/1/41	130	134
4	Mayo Clinic	3.774%	11/15/43	750	674
4	Mayo Clinic	4.000%	11/15/47	300	270
	McCormick & Co. Inc.	3.900%	7/15/21	100	105
	McKesson Corp.	0.950%	12/4/15	1,450	1,449
	McKesson Corp.	3.250%	3/1/16	1,175	1,241
	McKesson Corp.	4.750%	3/1/21	485	529
	McKesson Corp.	6.000%	3/1/41	125	147
	Mead Johnson Nutrition Co.	3.500%	11/1/14	75	77
	Mead Johnson Nutrition Co.	4.900%	11/1/19	625	687
	Mead Johnson Nutrition Co.	5.900%	11/1/39	390	436
	Medco Health Solutions Inc.	2.750%	9/15/15	50	51
	Medco Health Solutions Inc.	7.125%	3/15/18	805	969
	Medco Health Solutions Inc.	4.125%	9/15/20	410	422
	Medtronic Inc.	3.000%	3/15/15	630	653
	Medtronic Inc.	4.750%	9/15/15	550	596
	Medtronic Inc.	1.375%	4/1/18	1,075	1,041
	Medtronic Inc.	4.450%	3/15/20	175	190
	Medtronic Inc.	4.125%	3/15/21	410	436
	Medtronic Inc.	2.750%	4/1/23	800	750
	Medtronic Inc.	5.550%	3/15/40	75	84
	Medtronic Inc.	4.500%	3/15/42	75	73
	Medtronic Inc.	4.000%	4/1/43	275	249
	Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	100	107
	Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	450	408
	Merck & Co. Inc.	6.000%	9/15/17	1,075	1,257
	Merck & Co. Inc.	1.100%	1/31/18	175	169
	Merck & Co. Inc.	3.875%	1/15/21	350	373

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Merck & Co. Inc.	2.400%	9/15/22	600	558
	Merck & Co. Inc.	2.800%	5/18/23	1,025	969
	Merck & Co. Inc.	6.550%	9/15/37	1,260	1,605
	Merck & Co. Inc.	3.600%	9/15/42	150	130
	Merck & Co. Inc.	4.150%	5/18/43	275	264
	Merck Sharp & Dohme Corp.	4.750%	3/1/15	275	294
	Merck Sharp & Dohme Corp.	4.000%	6/30/15	760	809
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	580	663
	Merck Sharp & Dohme Corp.	6.400%	3/1/28	225	280
	Merck Sharp & Dohme Corp.	5.950%	12/1/28	250	297
	Merck Sharp & Dohme Corp.	5.850%	6/30/39	100	118
	Molson Coors Brewing Co.	2.000%	5/1/17	125	125
	Molson Coors Brewing Co.	3.500%	5/1/22	75	74
	Molson Coors Brewing Co.	5.000%	5/1/42	275	266
	Mondelez International Inc.	4.125%	2/9/16	1,835	1,963
	Mondelez International Inc.	6.500%	8/11/17	525	612
	Mondelez International Inc.	6.125%	2/1/18	410	475
	Mondelez International Inc.	5.375%	2/10/20	482	540
	Mondelez International Inc.	6.500%	11/1/31	875	1,005
	Mondelez International Inc.	7.000%	8/11/37	725	888
	Mondelez International Inc.	6.875%	2/1/38	700	849
	Mondelez International Inc.	6.875%	1/26/39	250	307
	Mondelez International Inc.	6.500%	2/9/40	1,130	1,353
7	MYLAN INC.	1.800%	6/24/16	100	100
7	MYLAN INC.	2.600%	6/24/18	175	172
	Newell Rubbermaid Inc.	2.050%	12/1/17	775	760
	Novant Health Inc.	5.850%	11/1/19	300	343
	Novant Health Inc.	4.371%	11/1/43	475	428
	Novartis Capital Corp.	2.900%	4/24/15	655	682
	Novartis Capital Corp.	4.400%	4/24/20	225	249
	Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,622
	Partners Healthcare System Massachusetts GO	3.443%	7/1/21	200	201
	PepsiAmericas Inc.	5.000%	5/15/17	450	503
	PepsiCo Inc.	2.500%	5/10/16	410	426
	PepsiCo Inc.	1.250%	8/13/17	500	490
	PepsiCo Inc.	5.000%	6/1/18	775	878
	PepsiCo Inc.	7.900%	11/1/18	1,725	2,209
	PepsiCo Inc.	3.000%	8/25/21	1,070	1,056
	PepsiCo Inc.	2.750%	3/5/22	2,725	2,606
	PepsiCo Inc.	4.875%	11/1/40	165	167
	PepsiCo Inc.	3.600%	8/13/42	1,000	858
	PerkinElmer Inc.	5.000%	11/15/21	165	172
	Pfizer Inc.	5.350%	3/15/15	3,235	3,484
	Pfizer Inc.	6.200%	3/15/19	1,535	1,852
	Pfizer Inc.	3.000%	6/15/23	450	437
	Pfizer Inc.	7.200%	3/15/39	410	548
	Philip Morris International Inc.	1.625%	3/20/17	200	199
	Philip Morris International Inc.	1.125%	8/21/17	75	73
	Philip Morris International Inc.	5.650%	5/16/18	2,935	3,390
	Philip Morris International Inc.	4.125%	5/17/21	370	390
	Philip Morris International Inc.	2.625%	3/6/23	1,300	1,204
	Philip Morris International Inc.	6.375%	5/16/38	825	983
	Philip Morris International Inc.	4.375%	11/15/41	1,595	1,458
	Philip Morris International Inc.	4.500%	3/20/42	175	163
	Philip Morris International Inc.	3.875%	8/21/42	75	64
	Philip Morris International Inc.	4.125%	3/4/43	300	265
4	Procter & Gamble - Esop	9.360%	1/1/21	806	1,047
	Procter & Gamble Co.	0.700%	8/15/14	410	411
	Procter & Gamble Co.	4.950%	8/15/14	100	105
	Procter & Gamble Co.	3.500%	2/15/15	525	550
	Procter & Gamble Co.	1.450%	8/15/16	2,800	2,829
	Procter & Gamble Co.	4.700%	2/15/19	485	546
	Procter & Gamble Co.	6.450%	1/15/26	600	768
	Procter & Gamble Co.	5.550%	3/5/37	980	1,166

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Quest Diagnostics Inc.	5.450%	11/1/15	250	274
	Quest Diagnostics Inc.	4.700%	4/1/21	465	485
	Reynolds American Inc.	1.050%	10/30/15	250	250
	Reynolds American Inc.	6.750%	6/15/17	100	116
	Reynolds American Inc.	7.750%	6/1/18	500	611
	Reynolds American Inc.	3.250%	11/1/22	150	140
	Reynolds American Inc.	4.750%	11/1/42	650	578
	Safeway Inc.	3.400%	12/1/16	50	52
	Safeway Inc.	3.950%	8/15/20	1,255	1,229
	Safeway Inc.	4.750%	12/1/21	25	25
	Safeway Inc.	7.250%	2/1/31	50	54
	Sanofi	2.625%	3/29/16	1,400	1,461
	Sanofi	1.250%	4/10/18	650	629
	Sanofi	4.000%	3/29/21	1,110	1,183
	St. Jude Medical Inc.	3.250%	4/15/23	700	662
	St. Jude Medical Inc.	4.750%	4/15/43	450	417
	Stryker Corp.	3.000%	1/15/15	100	104
	Stryker Corp.	2.000%	9/30/16	315	323
	Stryker Corp.	4.375%	1/15/20	100	110
	Sysco Corp.	5.250%	2/12/18	500	573
	Sysco Corp.	5.375%	9/21/35	500	559
	Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	390	401
	Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	185	185
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	1,375	1,284
	Teva Pharmaceutical Finance II BV / Teva
	Pharmaceutical Finance III LLC	3.000%	6/15/15	225	234
	Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	340	340
	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	150	143
	Thermo Fisher Scientific Inc.	3.250%	11/20/14	100	103
	Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	414
	Thermo Fisher Scientific Inc.	2.250%	8/15/16	1,480	1,507
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	521
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	1,375	1,274
	Tupperware Brands Corp.	4.750%	6/1/21	175	177
	Tyson Foods Inc.	4.500%	6/15/22	2,475	2,518
	Unilever Capital Corp.	2.750%	2/10/16	500	523
	Unilever Capital Corp.	0.850%	8/2/17	2,200	2,130
	Unilever Capital Corp.	4.800%	2/15/19	150	170
	Unilever Capital Corp.	4.250%	2/10/21	805	874
	UST LLC	5.750%	3/1/18	1,175	1,336
	Whirlpool Corp.	4.700%	6/1/22	325	339
	Wyeth LLC	5.500%	2/15/16	410	458
	Wyeth LLC	6.450%	2/1/24	800	994
	Wyeth LLC	6.500%	2/1/34	500	625
	Wyeth LLC	6.000%	2/15/36	1,225	1,478
	Wyeth LLC	5.950%	4/1/37	460	543
	Zimmer Holdings Inc.	1.400%	11/30/14	25	25
	Zimmer Holdings Inc.	4.625%	11/30/19	205	224
	Zimmer Holdings Inc.	3.375%	11/30/21	25	25
	Zimmer Holdings Inc.	5.750%	11/30/39	400	445
7	Zoetis Inc.	1.150%	2/1/16	100	100
7	Zoetis Inc.	1.875%	2/1/18	75	74
7	Zoetis Inc.	3.250%	2/1/23	2,000	1,908
7	Zoetis Inc.	4.700%	2/1/43	150	141
	Energy (0.7%)
	Alberta Energy Co. Ltd.	7.375%	11/1/31	750	900
	Anadarko Petroleum Corp.	5.950%	9/15/16	1,495	1,680
	Anadarko Petroleum Corp.	6.375%	9/15/17	275	317
	Anadarko Petroleum Corp.	8.700%	3/15/19	1,000	1,283
	Anadarko Petroleum Corp.	6.950%	6/15/19	50	60
	Anadarko Petroleum Corp.	6.450%	9/15/36	1,575	1,819
	Anadarko Petroleum Corp.	7.950%	6/15/39	125	165
	Anadarko Petroleum Corp.	6.200%	3/15/40	910	1,029

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apache Corp.	5.625%	1/15/17	75	85
Apache Corp.	1.750%	4/15/17	300	300
Apache Corp.	6.900%	9/15/18	500	609
Apache Corp.	3.625%	2/1/21	965	992
Apache Corp.	3.250%	4/15/22	1,000	988
Apache Corp.	2.625%	1/15/23	125	116
Apache Corp.	6.000%	1/15/37	725	818
Apache Corp.	5.100%	9/1/40	100	101
Apache Corp.	5.250%	2/1/42	475	483
Apache Corp.	4.750%	4/15/43	900	856
Apache Finance Canada Corp.	7.750%	12/15/29	225	295
Baker Hughes Inc.	3.200%	8/15/21	205	207
Baker Hughes Inc.	6.875%	1/15/29	400	511
Baker Hughes Inc.	5.125%	9/15/40	795	872
BJ Services Co.	6.000%	6/1/18	400	468
BP Capital Markets plc	3.875%	3/10/15	250	263
BP Capital Markets plc	3.125%	10/1/15	800	838
BP Capital Markets plc	3.200%	3/11/16	1,830	1,923
BP Capital Markets plc	1.846%	5/5/17	1,375	1,378
BP Capital Markets plc	1.375%	11/6/17	975	949
BP Capital Markets plc	1.375%	5/10/18	750	722
BP Capital Markets plc	4.750%	3/10/19	600	669
BP Capital Markets plc	4.500%	10/1/20	950	1,031
BP Capital Markets plc	4.742%	3/11/21	1,260	1,369
BP Capital Markets plc	3.561%	11/1/21	1,050	1,052
BP Capital Markets plc	3.245%	5/6/22	50	48
BP Capital Markets plc	2.500%	11/6/22	150	137
BP Capital Markets plc	2.750%	5/10/23	850	783
Burlington Resources Finance Co.	7.400%	12/1/31	600	799
Cameron International Corp.	1.600%	4/30/15	350	352
Cameron International Corp.	3.600%	4/30/22	775	773
Canadian Natural Resources Ltd.	1.450%	11/14/14	400	403
Canadian Natural Resources Ltd.	4.900%	12/1/14	175	185
Canadian Natural Resources Ltd.	5.700%	5/15/17	615	697
Canadian Natural Resources Ltd.	3.450%	11/15/21	125	125
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	602
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	457
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	480
Cenovus Energy Inc.	4.500%	9/15/14	410	427
Cenovus Energy Inc.	5.700%	10/15/19	475	541
Cenovus Energy Inc.	3.000%	8/15/22	100	95
Cenovus Energy Inc.	6.750%	11/15/39	825	986
Cenovus Energy Inc.	4.450%	9/15/42	325	294
Chevron Corp.	0.889%	6/24/16	400	401
Chevron Corp.	1.718%	6/24/18	1,250	1,241
Chevron Corp.	4.950%	3/3/19	475	544
Chevron Corp.	2.355%	12/5/22	1,625	1,526
Chevron Corp.	3.191%	6/24/23	600	598
ConocoPhillips	4.600%	1/15/15	1,610	1,707
ConocoPhillips	5.200%	5/15/18	425	485
ConocoPhillips	5.750%	2/1/19	1,985	2,322
ConocoPhillips	6.000%	1/15/20	330	393
ConocoPhillips	5.900%	10/15/32	150	174
ConocoPhillips	5.900%	5/15/38	305	359
ConocoPhillips	6.500%	2/1/39	1,160	1,459
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	275	314
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	466
ConocoPhillips Co.	1.050%	12/15/17	725	701
ConocoPhillips Holding Co.	6.950%	4/15/29	275	351
Devon Energy Corp.	2.400%	7/15/16	100	103
Devon Energy Corp.	4.000%	7/15/21	975	1,003
Devon Energy Corp.	7.950%	4/15/32	25	33
Devon Energy Corp.	5.600%	7/15/41	1,310	1,353
Devon Financing Co. LLC	7.875%	9/30/31	425	548

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	108
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	88
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	265
Encana Corp.	3.900%	11/15/21	890	906
Encana Corp.	7.200%	11/1/31	625	742
Encana Corp.	5.150%	11/15/41	50	48
EnCana Holdings Finance Corp.	5.800%	5/1/14	50	52
Ensco plc	3.250%	3/15/16	1,000	1,046
EOG Resources Inc.	2.500%	2/1/16	1,495	1,548
EOG Resources Inc.	5.625%	6/1/19	425	497
EOG Resources Inc.	4.100%	2/1/21	150	159
EOG Resources Inc.	2.625%	3/15/23	700	653
EQT Corp.	8.125%	6/1/19	400	483
FMC Technologies Inc.	2.000%	10/1/17	200	198
FMC Technologies Inc.	3.450%	10/1/22	125	120
Halliburton Co.	3.250%	11/15/21	40	41
Halliburton Co.	6.700%	9/15/38	580	732
Halliburton Co.	7.450%	9/15/39	450	621
Halliburton Co.	4.500%	11/15/41	730	725
Hess Corp.	8.125%	2/15/19	1,395	1,752
Hess Corp.	7.875%	10/1/29	150	189
Hess Corp.	7.125%	3/15/33	375	447
Hess Corp.	6.000%	1/15/40	225	242
Hess Corp.	5.600%	2/15/41	175	179
Husky Energy Inc.	7.250%	12/15/19	505	626
Husky Energy Inc.	3.950%	4/15/22	775	788
Husky Energy Inc.	6.800%	9/15/37	100	121
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,191
Kerr-McGee Corp.	7.875%	9/15/31	150	189
Marathon Oil Corp.	0.900%	11/1/15	400	399
Marathon Oil Corp.	6.000%	10/1/17	100	115
Marathon Oil Corp.	5.900%	3/15/18	225	258
Marathon Oil Corp.	2.800%	11/1/22	2,000	1,857
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,271
Marathon Petroleum Corp.	5.125%	3/1/21	750	825
Marathon Petroleum Corp.	6.500%	3/1/41	150	171
Murphy Oil Corp.	2.500%	12/1/17	575	566
Murphy Oil Corp.	3.700%	12/1/22	150	139
Murphy Oil Corp.	5.125%	12/1/42	275	239
Nabors Industries Inc.	6.150%	2/15/18	870	970
Nabors Industries Inc.	9.250%	1/15/19	600	744
Nabors Industries Inc.	5.000%	9/15/20	100	102
National Oilwell Varco Inc.	1.350%	12/1/17	300	292
National Oilwell Varco Inc.	2.600%	12/1/22	1,075	1,008
National Oilwell Varco Inc.	3.950%	12/1/42	400	359
Noble Energy Inc.	8.250%	3/1/19	1,015	1,276
Noble Energy Inc.	4.150%	12/15/21	875	900
Noble Energy Inc.	6.000%	3/1/41	75	84
Noble Holding International Ltd.	3.450%	8/1/15	75	78
Noble Holding International Ltd.	3.050%	3/1/16	310	319
Noble Holding International Ltd.	2.500%	3/15/17	225	226
Noble Holding International Ltd.	4.900%	8/1/20	250	264
Noble Holding International Ltd.	3.950%	3/15/22	100	97
Noble Holding International Ltd.	6.200%	8/1/40	200	210
Noble Holding International Ltd.	6.050%	3/1/41	300	305
Noble Holding International Ltd.	5.250%	3/15/42	225	202
Occidental Petroleum Corp.	2.500%	2/1/16	1,220	1,264
Occidental Petroleum Corp.	4.125%	6/1/16	1,493	1,620
Occidental Petroleum Corp.	1.750%	2/15/17	225	225
Occidental Petroleum Corp.	4.100%	2/1/21	200	211
Occidental Petroleum Corp.	3.125%	2/15/22	750	729
PC Financial Partnership	5.000%	11/15/14	25	26
Petro-Canada	6.050%	5/15/18	1,350	1,566
Petro-Canada	7.875%	6/15/26	100	133

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Petro-Canada	5.350%	7/15/33	450	456
Petro-Canada	5.950%	5/15/35	500	540
Petro-Canada	6.800%	5/15/38	250	291
Petrohawk Energy Corp.	7.250%	8/15/18	1,000	1,083
Petrohawk Energy Corp.	6.250%	6/1/19	1,500	1,635
Phillips 66	1.950%	3/5/15	325	331
Phillips 66	2.950%	5/1/17	1,550	1,601
Phillips 66	4.300%	4/1/22	675	699
Phillips 66	5.875%	5/1/42	425	471
Pioneer Natural Resources Co.	6.875%	5/1/18	225	265
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,060
Pride International Inc.	6.875%	8/15/20	1,400	1,662
Pride International Inc.	7.875%	8/15/40	375	501
Rowan Cos. Inc.	7.875%	8/1/19	125	150
Rowan Cos. Inc.	5.400%	12/1/42	500	452
Shell International Finance BV	3.100%	6/28/15	1,075	1,127
Shell International Finance BV	3.250%	9/22/15	200	211
Shell International Finance BV	0.625%	12/4/15	275	275
Shell International Finance BV	5.200%	3/22/17	300	338
Shell International Finance BV	1.125%	8/21/17	700	684
Shell International Finance BV	4.300%	9/22/19	1,000	1,103
Shell International Finance BV	4.375%	3/25/20	275	304
Shell International Finance BV	2.375%	8/21/22	800	746
Shell International Finance BV	2.250%	1/6/23	175	160
Shell International Finance BV	6.375%	12/15/38	820	1,047
Shell International Finance BV	5.500%	3/25/40	750	872
Shell International Finance BV	3.625%	8/21/42	450	398
Southwestern Energy Co.	4.100%	3/15/22	875	871
Suncor Energy Inc.	6.100%	6/1/18	100	117
Suncor Energy Inc.	6.500%	6/15/38	1,820	2,092
Suncor Energy Inc.	6.850%	6/1/39	610	720
Talisman Energy Inc.	5.125%	5/15/15	100	107
Talisman Energy Inc.	7.750%	6/1/19	615	754
Talisman Energy Inc.	3.750%	2/1/21	350	349
Talisman Energy Inc.	6.250%	2/1/38	500	539
Tosco Corp.	8.125%	2/15/30	1,150	1,587
Total Capital Canada Ltd.	1.625%	1/28/14	575	579
Total Capital Canada Ltd.	1.450%	1/15/18	225	219
Total Capital Canada Ltd.	2.750%	7/15/23	425	398
Total Capital International SA	1.550%	6/28/17	875	865
Total Capital International SA	2.875%	2/17/22	1,400	1,347
Total Capital International SA	2.700%	1/25/23	200	187
Total Capital SA	3.000%	6/24/15	575	601
Total Capital SA	2.300%	3/15/16	1,060	1,093
Total Capital SA	4.450%	6/24/20	425	464
Total Capital SA	4.125%	1/28/21	512	547
Transocean Inc.	4.950%	11/15/15	2,025	2,175
Transocean Inc.	5.050%	12/15/16	650	707
Transocean Inc.	2.500%	10/15/17	100	99
Transocean Inc.	6.000%	3/15/18	925	1,035
Transocean Inc.	6.500%	11/15/20	200	224
Transocean Inc.	3.800%	10/15/22	325	309
Transocean Inc.	7.500%	4/15/31	300	337
Transocean Inc.	7.350%	12/15/41	925	1,062
Valero Energy Corp.	4.500%	2/1/15	75	79
Valero Energy Corp.	6.125%	6/15/17	213	245
Valero Energy Corp.	6.125%	2/1/20	850	989
Valero Energy Corp.	7.500%	4/15/32	875	1,069
Valero Energy Corp.	6.625%	6/15/37	855	983
Weatherford International Inc.	6.800%	6/15/37	400	415
Weatherford International Ltd.	6.000%	3/15/18	425	477
Weatherford International Ltd.	9.625%	3/1/19	775	980
Weatherford International Ltd.	4.500%	4/15/22	775	765
Weatherford International Ltd.	6.500%	8/1/36	800	811

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	XTO Energy Inc.	6.250%	8/1/17	400	474
	XTO Energy Inc.	5.500%	6/15/18	400	472
	Other Industrial (0.0%)
	California Institute of Technology GO	4.700%	11/1/11	950	881
	Cintas Corp. No 2	6.125%	12/1/17	400	463
	Cintas Corp. No 2	3.250%	6/1/22	150	146
	Fluor Corp.	3.375%	9/15/21	150	150
4	Johns Hopkins University Maryland GO	4.083%	7/1/53	300	285
	Massachusetts Institute of Technology GO	5.600%	7/1/11	400	483
	President and Fellows of Harvard College	3.619%	10/1/37	500	454
	University of Pennsylvania GO	4.674%	9/1/12	625	599
7	URS Corp.	5.500%	4/1/22	325	337
	Technology (0.4%)
	Adobe Systems Inc.	3.250%	2/1/15	200	207
	Adobe Systems Inc.	4.750%	2/1/20	325	357
	Agilent Technologies Inc.	5.500%	9/14/15	550	599
	Agilent Technologies Inc.	6.500%	11/1/17	350	405
	Agilent Technologies Inc.	5.000%	7/15/20	600	648
	Agilent Technologies Inc.	3.200%	10/1/22	1,300	1,203
	Altera Corp.	1.750%	5/15/17	150	149
	Amphenol Corp.	4.750%	11/15/14	400	420
	Amphenol Corp.	4.000%	2/1/22	75	75
	Analog Devices Inc.	3.000%	4/15/16	50	52
	Analog Devices Inc.	2.875%	6/1/23	375	352
	Apple Inc.	0.450%	5/3/16	900	890
	Apple Inc.	1.000%	5/3/18	1,300	1,245
	Apple Inc.	2.400%	5/3/23	2,300	2,132
	Apple Inc.	3.850%	5/4/43	1,400	1,245
	Applied Materials Inc.	2.650%	6/15/16	75	78
	Applied Materials Inc.	4.300%	6/15/21	685	721
	Applied Materials Inc.	5.850%	6/15/41	125	135
	Arrow Electronics Inc.	3.375%	11/1/15	600	622
	Arrow Electronics Inc.	4.500%	3/1/23	150	147
	Autodesk Inc.	1.950%	12/15/17	550	536
	Autodesk Inc.	3.600%	12/15/22	100	95
	Baidu Inc.	3.500%	11/28/22	1,500	1,334
	BMC Software Inc.	7.250%	6/1/18	425	437
	BMC Software Inc.	4.250%	2/15/22	100	100
	BMC Software Inc.	4.500%	12/1/22	25	25
	Broadcom Corp.	2.700%	11/1/18	515	531
	Broadcom Corp.	2.500%	8/15/22	600	550
	CA Inc.	6.125%	12/1/14	500	534
	CA Inc.	5.375%	12/1/19	205	226
	Cisco Systems Inc.	5.500%	2/22/16	500	558
	Cisco Systems Inc.	3.150%	3/14/17	1,100	1,164
	Cisco Systems Inc.	4.950%	2/15/19	125	143
	Cisco Systems Inc.	4.450%	1/15/20	2,275	2,520
	Cisco Systems Inc.	5.900%	2/15/39	425	503
	Cisco Systems Inc.	5.500%	1/15/40	1,205	1,368
	Computer Sciences Corp.	6.500%	3/15/18	125	139
	Corning Inc.	6.625%	5/15/19	50	60
	Corning Inc.	4.700%	3/15/37	925	889
	Corning Inc.	5.750%	8/15/40	340	371
	Dell Inc.	2.100%	4/1/14	80	81
	Dell Inc.	2.300%	9/10/15	75	75
	Dell Inc.	3.100%	4/1/16	320	319
	Dell Inc.	5.650%	4/15/18	900	910
	Dell Inc.	5.875%	6/15/19	175	177
	Dun & Bradstreet Corp.	2.875%	11/15/15	150	154
	EMC Corp.	1.875%	6/1/18	775	766
	EMC Corp.	2.650%	6/1/20	350	347
	EMC Corp.	3.375%	6/1/23	225	221
	Equifax Inc.	6.300%	7/1/17	125	142

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Fidelity National Information Services Inc.	2.000%	4/15/18	100	97
Fidelity National Information Services Inc.	5.000%	3/15/22	350	357
Fidelity National Information Services Inc.	3.500%	4/15/23	500	452
Fiserv Inc.	3.125%	10/1/15	150	156
Fiserv Inc.	3.125%	6/15/16	585	612
Fiserv Inc.	6.800%	11/20/17	475	555
Google Inc.	1.250%	5/19/14	330	333
Google Inc.	2.125%	5/19/16	50	52
Google Inc.	3.625%	5/19/21	350	367
Harris Corp.	5.950%	12/1/17	200	223
Harris Corp.	6.150%	12/15/40	25	27
Hewlett-Packard Co.	1.550%	5/30/14	750	753
Hewlett-Packard Co.	2.125%	9/13/15	575	581
Hewlett-Packard Co.	2.650%	6/1/16	225	230
Hewlett-Packard Co.	3.000%	9/15/16	325	334
Hewlett-Packard Co.	5.400%	3/1/17	225	246
Hewlett-Packard Co.	2.600%	9/15/17	400	398
Hewlett-Packard Co.	5.500%	3/1/18	1,025	1,136
Hewlett-Packard Co.	3.750%	12/1/20	700	681
Hewlett-Packard Co.	4.300%	6/1/21	150	148
Hewlett-Packard Co.	4.375%	9/15/21	650	642
Hewlett-Packard Co.	4.650%	12/9/21	675	676
Hewlett-Packard Co.	6.000%	9/15/41	610	587
Intel Corp.	1.950%	10/1/16	225	231
Intel Corp.	1.350%	12/15/17	2,510	2,450
Intel Corp.	3.300%	10/1/21	200	201
Intel Corp.	2.700%	12/15/22	700	654
Intel Corp.	4.000%	12/15/32	475	443
Intel Corp.	4.800%	10/1/41	955	946
Intel Corp.	4.250%	12/15/42	775	710
International Business Machines Corp.	0.875%	10/31/14	325	327
International Business Machines Corp.	0.550%	2/6/15	800	800
International Business Machines Corp.	2.000%	1/5/16	275	282
International Business Machines Corp.	1.950%	7/22/16	300	308
International Business Machines Corp.	1.250%	2/6/17	1,150	1,137
International Business Machines Corp.	5.700%	9/14/17	4,000	4,611
International Business Machines Corp.	1.250%	2/8/18	105	102
International Business Machines Corp.	1.875%	5/15/19	50	49
International Business Machines Corp.	1.625%	5/15/20	625	584
International Business Machines Corp.	2.900%	11/1/21	200	198
International Business Machines Corp.	5.600%	11/30/39	1,114	1,283
International Business Machines Corp.	4.000%	6/20/42	423	398
Jabil Circuit Inc.	5.625%	12/15/20	250	260
Juniper Networks Inc.	3.100%	3/15/16	75	78
Juniper Networks Inc.	4.600%	3/15/21	360	369
Juniper Networks Inc.	5.950%	3/15/41	150	152
KLA-Tencor Corp.	6.900%	5/1/18	1,700	1,983
Lexmark International Inc.	6.650%	6/1/18	375	410
Maxim Integrated Products Inc.	3.375%	3/15/23	50	47
Microsoft Corp.	2.950%	6/1/14	985	1,008
Microsoft Corp.	1.625%	9/25/15	200	204
Microsoft Corp.	1.000%	5/1/18	400	388
Microsoft Corp.	4.200%	6/1/19	460	511
Microsoft Corp.	3.000%	10/1/20	250	257
Microsoft Corp.	2.125%	11/15/22	225	205
Microsoft Corp.	2.375%	5/1/23	750	694
Microsoft Corp.	5.200%	6/1/39	629	698
Microsoft Corp.	4.500%	10/1/40	125	126
Microsoft Corp.	5.300%	2/8/41	600	679
Microsoft Corp.	3.500%	11/15/42	850	723
Microsoft Corp.	3.750%	5/1/43	185	167
Motorola Solutions Inc.	3.750%	5/15/22	400	389
Motorola Solutions Inc.	7.500%	5/15/25	75	91
Oracle Corp.	5.250%	1/15/16	1,900	2,101

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Oracle Corp.	1.200%	10/15/17	1,150	1,118
	Oracle Corp.	5.750%	4/15/18	1,415	1,648
	Oracle Corp.	5.000%	7/8/19	1,175	1,343
	Oracle Corp.	2.500%	10/15/22	1,225	1,128
	Oracle Corp.	6.500%	4/15/38	625	784
	Oracle Corp.	6.125%	7/8/39	645	779
	Oracle Corp.	5.375%	7/15/40	1,125	1,257
	SAIC Inc.	4.450%	12/1/20	485	501
	SAIC Inc.	5.950%	12/1/40	75	76
	Science Applications International Corp.	5.500%	7/1/33	100	97
	Symantec Corp.	2.750%	9/15/15	50	52
	Symantec Corp.	2.750%	6/15/17	500	504
	Symantec Corp.	4.200%	9/15/20	75	77
	Symantec Corp.	3.950%	6/15/22	400	394
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	475	463
	Texas Instruments Inc.	0.450%	8/3/15	300	299
	Texas Instruments Inc.	2.375%	5/16/16	175	181
	Texas Instruments Inc.	1.650%	8/3/19	1,000	956
	Total System Services Inc.	2.375%	6/1/18	125	121
	Tyco Electronics Group SA	6.550%	10/1/17	355	411
	Tyco Electronics Group SA	7.125%	10/1/37	600	709
	Verisk Analytics Inc.	4.125%	9/12/22	300	298
	Xerox Corp.	4.250%	2/15/15	495	517
	Xerox Corp.	6.400%	3/15/16	375	419
	Xerox Corp.	6.750%	2/1/17	350	397
	Xerox Corp.	2.950%	3/15/17	325	329
	Xerox Corp.	6.350%	5/15/18	1,580	1,801
	Xerox Corp.	5.625%	12/15/19	550	609
	Xerox Corp.	4.500%	5/15/21	835	864
	Transportation (0.2%)
4	American Airlines 2009-1A Pass Through Trust	10.375%	1/2/21	102	109
4	American Airlines 2011-2 Class A Pass Through Trust	8.625%	4/15/23	159	169
4,7	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	270	256
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	85
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	625	720
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	285
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	434
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	411
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	400	390
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	386
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	125	119
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	883
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	145
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	500	582
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	381
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	425	452
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	533
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	185
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	225	211
	Canadian National Railway Co.	1.450%	12/15/16	925	932
	Canadian National Railway Co.	5.550%	3/1/19	265	311
	Canadian National Railway Co.	2.850%	12/15/21	550	538
	Canadian National Railway Co.	6.250%	8/1/34	350	442
	Canadian National Railway Co.	6.200%	6/1/36	350	434
	Canadian National Railway Co.	6.375%	11/15/37	500	640
	Canadian Pacific Railway Co.	6.500%	5/15/18	250	295
	Canadian Pacific Railway Co.	4.450%	3/15/23	1,125	1,176
	Canadian Pacific Railway Co.	7.125%	10/15/31	450	554
	Canadian Pacific Railway Co.	5.950%	5/15/37	275	309
	Con-way Inc.	6.700%	5/1/34	350	353
4	Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	3/15/19	314	330
4	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	128	148
4	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	1,250	1,225

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	50	49
	CSX Corp.	5.600%	5/1/17	25	28
	CSX Corp.	7.900%	5/1/17	126	152
	CSX Corp.	6.250%	3/15/18	725	853
	CSX Corp.	7.375%	2/1/19	1,050	1,281
	CSX Corp.	3.700%	10/30/20	205	213
	CSX Corp.	6.220%	4/30/40	174	203
	CSX Corp.	5.500%	4/15/41	425	454
	CSX Corp.	4.750%	5/30/42	1,420	1,366
	CSX Corp.	4.100%	3/15/44	800	695
4	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	206	233
4	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	518	602
4	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	82	87
4	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	72	76
	FedEx Corp.	8.000%	1/15/19	125	158
	FedEx Corp.	2.625%	8/1/22	50	46
	FedEx Corp.	3.875%	8/1/42	200	171
4	Hawaiian Airlines 2013-1 Class A Pass Through
	Certificates	3.900%	1/15/26	100	95
	JB Hunt Transport Services Inc.	3.375%	9/15/15	450	470
7	Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	25	24
7	Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	1,500	1,410
7	Kansas City Southern Railway	4.300%	5/15/43	225	202
	Norfolk Southern Corp.	5.750%	1/15/16	175	195
	Norfolk Southern Corp.	7.700%	5/15/17	400	484
	Norfolk Southern Corp.	5.750%	4/1/18	100	116
	Norfolk Southern Corp.	5.900%	6/15/19	835	982
	Norfolk Southern Corp.	3.250%	12/1/21	25	25
	Norfolk Southern Corp.	2.903%	2/15/23	280	265
	Norfolk Southern Corp.	5.590%	5/17/25	14	16
	Norfolk Southern Corp.	4.837%	10/1/41	665	659
	Norfolk Southern Corp.	3.950%	10/1/42	525	453
	Norfolk Southern Corp.	6.000%	5/23/11	650	715
	Norfolk Southern Railway Co.	9.750%	6/15/20	116	162
4	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	11/1/19	265	291
	Ryder System Inc.	3.150%	3/2/15	685	708
	Ryder System Inc.	3.600%	3/1/16	400	421
	Ryder System Inc.	5.850%	11/1/16	75	84
	Ryder System Inc.	2.350%	2/26/19	550	532
	Southwest Airlines Co.	5.250%	10/1/14	115	121
	Southwest Airlines Co.	5.750%	12/15/16	200	222
	Southwest Airlines Co.	5.125%	3/1/17	400	432
4	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	118	138
	Union Pacific Corp.	2.750%	4/15/23	275	261
	Union Pacific Corp.	7.125%	2/1/28	910	1,156
	Union Pacific Corp.	6.625%	2/1/29	400	503
	Union Pacific Corp.	5.780%	7/15/40	175	203
	Union Pacific Corp.	4.750%	9/15/41	750	758
	Union Pacific Corp.	4.250%	4/15/43	400	381
	United Parcel Service Inc.	1.125%	10/1/17	800	783
	United Parcel Service Inc.	5.500%	1/15/18	1,000	1,152
	United Parcel Service Inc.	5.125%	4/1/19	175	202
	United Parcel Service Inc.	3.125%	1/15/21	965	978
	United Parcel Service Inc.	2.450%	10/1/22	925	874
	United Parcel Service Inc.	6.200%	1/15/38	760	938
	United Parcel Service Inc.	3.625%	10/1/42	675	594
4	US Airways 2012-2 Class A Pass Through Trust	4.625%	12/3/26	75	74
4	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	100	96
					983,143
Utilities (1.0%)
	Electric (0.7%)
	AEP Texas Central Co.	6.650%	2/15/33	400	463
	Alabama Power Co.	5.500%	10/15/17	550	629

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Alabama Power Co.	4.100%	1/15/42	1,000	913
	Alabama Power Co.	3.850%	12/1/42	125	110
	Ameren Illinois Co.	6.125%	11/15/17	25	29
	Ameren Illinois Co.	2.700%	9/1/22	1,200	1,140
	American Electric Power Co. Inc.	1.650%	12/15/17	325	316
	Appalachian Power Co.	5.800%	10/1/35	100	110
	Appalachian Power Co.	6.700%	8/15/37	500	593
	Appalachian Power Co.	7.000%	4/1/38	260	320
	Arizona Public Service Co.	5.800%	6/30/14	50	52
	Arizona Public Service Co.	4.650%	5/15/15	275	293
	Arizona Public Service Co.	5.500%	9/1/35	550	603
	Arizona Public Service Co.	4.500%	4/1/42	25	24
	Baltimore Gas & Electric Co.	3.350%	7/1/23	950	924
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	230
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	612
	Cleco Power LLC	6.000%	12/1/40	175	196
	Cleveland Electric Illuminating Co.	5.700%	4/1/17	500	551
	Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	242
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	840
	CMS Energy Corp.	8.750%	6/15/19	500	645
	CMS Energy Corp.	5.050%	3/15/22	500	539
	CMS Energy Corp.	4.700%	3/31/43	350	318
	Commonwealth Edison Co.	5.950%	8/15/16	200	228
	Commonwealth Edison Co.	1.950%	9/1/16	115	118
	Commonwealth Edison Co.	6.150%	9/15/17	600	701
	Commonwealth Edison Co.	5.800%	3/15/18	150	174
	Commonwealth Edison Co.	5.900%	3/15/36	100	117
	Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,291
	Connecticut Light & Power Co.	6.350%	6/1/36	250	312
	Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	625	690
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	975	1,189
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	329
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,004
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	482
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	475	430
	Constellation Energy Group Inc.	4.550%	6/15/15	175	186
	Constellation Energy Group Inc.	5.150%	12/1/20	1,495	1,635
	Consumers Energy Co.	6.700%	9/15/19	495	614
	Consumers Energy Co.	2.850%	5/15/22	1,150	1,116
	Delmarva Power & Light Co.	4.000%	6/1/42	225	211
	Dominion Resources Inc.	2.250%	9/1/15	750	770
	Dominion Resources Inc.	5.600%	11/15/16	470	533
	Dominion Resources Inc.	1.400%	9/15/17	100	98
	Dominion Resources Inc.	6.000%	11/30/17	550	639
	Dominion Resources Inc.	4.450%	3/15/21	125	135
	Dominion Resources Inc.	2.750%	9/15/22	100	93
	Dominion Resources Inc.	5.250%	8/1/33	200	219
	Dominion Resources Inc.	4.900%	8/1/41	550	558
	Dominion Resources Inc.	4.050%	9/15/42	325	287
4	Dominion Resources Inc.	7.500%	6/30/66	175	191
	DTE Electric Co.	3.450%	10/1/20	410	428
	DTE Electric Co.	3.900%	6/1/21	100	106
	DTE Electric Co.	2.650%	6/15/22	50	48
	DTE Electric Co.	5.700%	10/1/37	125	146
	DTE Electric Co.	3.950%	6/15/42	900	822
	Duke Energy Carolinas LLC	7.000%	11/15/18	660	817
	Duke Energy Carolinas LLC	4.300%	6/15/20	500	543
	Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,090
	Duke Energy Carolinas LLC	6.000%	12/1/28	300	334
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,100	1,276
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	30
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	30
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	775
	Duke Energy Carolinas LLC	4.250%	12/15/41	800	759

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Duke Energy Carolinas LLC	4.000%	9/30/42	425	384
	Duke Energy Corp.	3.350%	4/1/15	375	391
	Duke Energy Corp.	1.625%	8/15/17	625	613
	Duke Energy Corp.	2.100%	6/15/18	1,000	993
	Duke Energy Corp.	5.050%	9/15/19	175	195
	Duke Energy Corp.	3.050%	8/15/22	200	191
	Duke Energy Florida Inc.	5.100%	12/1/15	410	450
	Duke Energy Florida Inc.	5.650%	6/15/18	50	58
	Duke Energy Florida Inc.	4.550%	4/1/20	1,375	1,518
	Duke Energy Indiana Inc.	5.000%	9/15/13	250	252
	Duke Energy Indiana Inc.	3.750%	7/15/20	185	194
	Duke Energy Indiana Inc.	4.200%	3/15/42	475	431
	Duke Energy Progress Inc.	5.300%	1/15/19	675	775
	DUKE ENERGY PROGRESS INC.	3.000%	9/15/21	750	745
	El Paso Electric Co.	6.000%	5/15/35	175	191
	Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,303
	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	170
	Entergy Louisiana LLC	1.875%	12/15/14	200	203
	Entergy Louisiana LLC	5.400%	11/1/24	1,175	1,339
	Exelon Corp.	4.900%	6/15/15	500	535
	Exelon Generation Co. LLC	6.200%	10/1/17	930	1,065
	Exelon Generation Co. LLC	4.000%	10/1/20	575	583
	Exelon Generation Co. LLC	5.600%	6/15/42	121	121
	FirstEnergy Corp.	2.750%	3/15/18	275	267
	FirstEnergy Corp.	4.250%	3/15/23	1,000	933
	FirstEnergy Corp.	7.375%	11/15/31	615	650
	Florida Power & Light Co.	5.550%	11/1/17	75	87
	Florida Power & Light Co.	2.750%	6/1/23	1,325	1,265
	Florida Power & Light Co.	5.950%	10/1/33	100	122
	Florida Power & Light Co.	5.625%	4/1/34	225	262
	Florida Power & Light Co.	4.950%	6/1/35	50	54
	Florida Power & Light Co.	6.200%	6/1/36	50	62
	Florida Power & Light Co.	5.850%	5/1/37	560	670
	Florida Power & Light Co.	5.950%	2/1/38	175	212
	Florida Power & Light Co.	5.960%	4/1/39	225	274
	Florida Power & Light Co.	4.125%	2/1/42	75	72
	Florida Power & Light Co.	3.800%	12/15/42	625	566
	Georgia Power Co.	0.750%	8/10/15	125	125
	Georgia Power Co.	5.950%	2/1/39	150	173
	Georgia Power Co.	4.750%	9/1/40	125	124
	Iberdrola International BV	6.750%	7/15/36	175	183
	Indiana Michigan Power Co.	3.200%	3/15/23	475	454
4	Integrys Energy Group Inc.	6.110%	12/1/66	300	314
	Interstate Power & Light Co.	6.250%	7/15/39	100	123
	ITC Holdings Corp.	4.050%	7/1/23	175	175
	ITC Holdings Corp.	5.300%	7/1/43	200	201
	Jersey Central Power & Light Co.	5.625%	5/1/16	350	388
	Jersey Central Power & Light Co.	5.650%	6/1/17	350	391
	Jersey Central Power & Light Co.	6.150%	6/1/37	200	223
4	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	173	181
	Kansas City Power & Light Co.	6.050%	11/15/35	200	229
	Kansas City Power & Light Co.	5.300%	10/1/41	830	852
	Kentucky Utilities Co.	1.625%	11/1/15	1,030	1,047
	Kentucky Utilities Co.	3.250%	11/1/20	200	206
	LG&E & KU Energy LLC	2.125%	11/15/15	125	128
	LG&E & KU Energy LLC	3.750%	11/15/20	150	153
	Louisville Gas & Electric Co.	1.625%	11/15/15	300	307
	Louisville Gas & Electric Co.	5.125%	11/15/40	100	110
	MidAmerican Energy Co.	5.950%	7/15/17	560	648
	MidAmerican Energy Co.	6.750%	12/30/31	725	909
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	975	1,108
	MidAmerican Energy Holdings Co.	5.950%	5/15/37	1,225	1,359
	MidAmerican Energy Holdings Co.	6.500%	9/15/37	370	438
	Mississippi Power Co.	4.250%	3/15/42	375	339

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	National Rural Utilities Cooperative Finance Corp.	1.000%	2/2/15	225	226
	National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	125	131
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	1,025	1,182
	National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	900	873
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	625	614
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	450	624
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	120	117
4	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	98
	Nevada Power Co.	6.500%	5/15/18	1,200	1,432
	Nevada Power Co.	6.650%	4/1/36	410	516
	Nevada Power Co.	5.450%	5/15/41	500	564
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	615	650
	NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,125	1,082
4	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	233
4	NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	287
	Northern States Power Co.	5.250%	3/1/18	950	1,088
	Northern States Power Co.	6.200%	7/1/37	250	311
	Northern States Power Co.	5.350%	11/1/39	175	201
	NSTAR Electric Co.	4.875%	4/15/14	225	232
	NSTAR Electric Co.	5.625%	11/15/17	525	603
	NSTAR LLC	4.500%	11/15/19	1,245	1,379
	Oglethorpe Power Corp.	5.950%	11/1/39	100	113
	Oglethorpe Power Corp.	5.375%	11/1/40	380	405
	Ohio Edison Co.	6.400%	7/15/16	550	628
	Ohio Power Co.	6.000%	6/1/16	480	541
	Ohio Power Co.	6.050%	5/1/18	100	115
	Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	175
	Oklahoma Gas & Electric Co.	3.900%	5/1/43	875	783
	Oncor Electric Delivery Co. LLC	6.375%	1/15/15	175	189
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	398
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	247
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	772
	Pacific Gas & Electric Co.	5.625%	11/30/17	250	289
	Pacific Gas & Electric Co.	8.250%	10/15/18	275	355
	Pacific Gas & Electric Co.	3.500%	10/1/20	410	425
	Pacific Gas & Electric Co.	4.250%	5/15/21	225	241
	Pacific Gas & Electric Co.	3.250%	6/15/23	575	564
	Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,441
	Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,163
	Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,204
	Pacific Gas & Electric Co.	5.400%	1/15/40	500	544
	Pacific Gas & Electric Co.	4.450%	4/15/42	600	573
	Pacific Gas & Electric Co.	4.600%	6/15/43	625	623
	PacifiCorp	2.950%	2/1/22	1,000	985
	PacifiCorp	5.250%	6/15/35	475	515
	PacifiCorp	5.750%	4/1/37	410	472
	PacifiCorp	6.250%	10/15/37	600	735
	PacifiCorp	4.100%	2/1/42	350	325
	Peco Energy Co.	5.350%	3/1/18	125	143
	Pennsylvania Electric Co.	6.050%	9/1/17	75	85
	Pennsylvania Electric Co.	5.200%	4/1/20	205	224
	Pepco Holdings Inc.	2.700%	10/1/15	680	699
	Potomac Electric Power Co.	6.500%	11/15/37	400	507
	PPL Electric Utilities Corp.	3.000%	9/15/21	410	409
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	122
	PPL Electric Utilities Corp.	5.200%	7/15/41	700	768
	PPL Energy Supply LLC	6.200%	5/15/16	68	76
	Progress Energy Inc.	5.625%	1/15/16	205	226
	Progress Energy Inc.	3.150%	4/1/22	500	479
	Progress Energy Inc.	7.750%	3/1/31	625	814
	Progress Energy Inc.	6.000%	12/1/39	410	458
	PSEG Power LLC	5.500%	12/1/15	450	495
	PSEG Power LLC	5.320%	9/15/16	615	681
	PSEG Power LLC	5.125%	4/15/20	150	164

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PSEG Power LLC	4.150%	9/15/21	50	51
Public Service Co. of Colorado	5.800%	8/1/18	100	118
Public Service Co. of Colorado	5.125%	6/1/19	175	202
Public Service Co. of Colorado	3.200%	11/15/20	1,000	1,023
Public Service Co. of Colorado	6.250%	9/1/37	300	378
Public Service Co. of Colorado	3.600%	9/15/42	225	194
Public Service Co. of Oklahoma	5.150%	12/1/19	600	681
Public Service Co. of Oklahoma	4.400%	2/1/21	500	532
Public Service Co. of Oklahoma	6.625%	11/15/37	275	333
Public Service Electric & Gas Co.	5.300%	5/1/18	394	453
Public Service Electric & Gas Co.	2.375%	5/15/23	225	207
Public Service Electric & Gas Co.	5.500%	3/1/40	300	348
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,411
Puget Sound Energy Inc.	5.483%	6/1/35	100	114
Puget Sound Energy Inc.	6.274%	3/15/37	500	617
Puget Sound Energy Inc.	5.757%	10/1/39	495	575
Puget Sound Energy Inc.	4.434%	11/15/41	275	270
San Diego Gas & Electric Co.	5.300%	11/15/15	100	110
San Diego Gas & Electric Co.	3.000%	8/15/21	150	151
San Diego Gas & Electric Co.	5.350%	5/15/35	100	114
San Diego Gas & Electric Co.	5.350%	5/15/40	500	578
San Diego Gas & Electric Co.	4.500%	8/15/40	255	261
SCANA Corp.	4.750%	5/15/21	205	218
Sierra Pacific Power Co.	6.000%	5/15/16	525	594
Sierra Pacific Power Co.	6.750%	7/1/37	400	514
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	558
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	177
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	109
South Carolina Electric & Gas Co.	4.350%	2/1/42	200	189
South Carolina Electric & Gas Co.	4.600%	6/15/43	1,075	1,049
Southern California Edison Co.	4.650%	4/1/15	775	826
Southern California Edison Co.	5.000%	1/15/16	275	302
Southern California Edison Co.	3.875%	6/1/21	350	371
Southern California Edison Co.	6.650%	4/1/29	225	272
Southern California Edison Co.	5.750%	4/1/35	508	600
Southern California Edison Co.	5.350%	7/15/35	1,060	1,198
Southern California Edison Co.	4.500%	9/1/40	205	207
Southern California Edison Co.	4.050%	3/15/42	425	401
Southern California Edison Co.	3.900%	3/15/43	475	436
Southern Co.	1.950%	9/1/16	410	417
Southern Power Co.	4.875%	7/15/15	1,325	1,423
Southern Power Co.	5.150%	9/15/41	1,210	1,226
Southwestern Electric Power Co.	5.875%	3/1/18	25	28
Southwestern Electric Power Co.	6.450%	1/15/19	250	291
Southwestern Electric Power Co.	6.200%	3/15/40	75	85
Tampa Electric Co.	6.100%	5/15/18	1,575	1,873
Tampa Electric Co.	2.600%	9/15/22	75	70
Tampa Electric Co.	6.550%	5/15/36	375	467
TECO Finance Inc.	4.000%	3/15/16	100	106
TECO Finance Inc.	6.572%	11/1/17	330	380
TECO Finance Inc.	5.150%	3/15/20	125	138
TransAlta Corp.	6.650%	5/15/18	100	114
Tucson Electric Power Co.	5.150%	11/15/21	130	141
UIL Holdings Corp.	4.625%	10/1/20	100	104
Union Electric Co.	6.700%	2/1/19	235	286
Virginia Electric & Power Co.	5.400%	1/15/16	700	777
Virginia Electric & Power Co.	2.950%	1/15/22	750	741
Virginia Electric & Power Co.	6.000%	5/15/37	550	664
Virginia Electric & Power Co.	6.350%	11/30/37	600	750
Virginia Electric & Power Co.	8.875%	11/15/38	100	155
Virginia Electric & Power Co.	4.000%	1/15/43	850	785
Westar Energy Inc.	4.125%	3/1/42	525	499
Westar Energy Inc.	4.100%	4/1/43	225	216
Wisconsin Electric Power Co.	4.250%	12/15/19	175	192

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wisconsin Electric Power Co.	2.950%	9/15/21	635	635
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	233
4	Wisconsin Energy Corp.	6.250%	5/15/67	525	551
	Wisconsin Power & Light Co.	5.000%	7/15/19	25	29
	Wisconsin Power & Light Co.	2.250%	11/15/22	275	252
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	376
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	67
	Xcel Energy Inc.	5.613%	4/1/17	631	709
	Xcel Energy Inc.	4.700%	5/15/20	305	334
	Xcel Energy Inc.	6.500%	7/1/36	635	781
	Natural Gas (0.3%)
	AGL Capital Corp.	3.500%	9/15/21	1,250	1,285
	AGL Capital Corp.	5.875%	3/15/41	125	142
	AGL Capital Corp.	4.400%	6/1/43	125	116
	Atmos Energy Corp.	8.500%	3/15/19	250	324
	Atmos Energy Corp.	5.500%	6/15/41	800	873
	Boardwalk Pipelines LP	5.500%	2/1/17	200	221
	Boardwalk Pipelines LP	3.375%	2/1/23	325	299
	British Transco Finance Inc.	6.625%	6/1/18	430	511
	Buckeye Partners LP	6.050%	1/15/18	25	28
	Buckeye Partners LP	4.875%	2/1/21	650	665
	CenterPoint Energy Resources Corp.	6.150%	5/1/16	505	568
	CenterPoint Energy Resources Corp.	6.000%	5/15/18	150	174
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	289
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	75	87
	DCP Midstream Operating LP	3.250%	10/1/15	175	181
	DCP Midstream Operating LP	2.500%	12/1/17	225	222
	DCP Midstream Operating LP	4.950%	4/1/22	75	77
	DCP Midstream Operating LP	3.875%	3/15/23	725	681
	El Paso Natural Gas Co. LLC	5.950%	4/15/17	710	802
	El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	1,000	1,158
	El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	150	135
	Enbridge Energy Partners LP	9.875%	3/1/19	1,045	1,363
	Energy Transfer Partners LP	5.950%	2/1/15	630	676
	Energy Transfer Partners LP	6.125%	2/15/17	300	337
	Energy Transfer Partners LP	9.000%	4/15/19	254	322
	Energy Transfer Partners LP	4.650%	6/1/21	545	560
	Energy Transfer Partners LP	5.200%	2/1/22	575	607
	Energy Transfer Partners LP	3.600%	2/1/23	1,000	931
	Energy Transfer Partners LP	6.625%	10/15/36	150	161
	Energy Transfer Partners LP	7.500%	7/1/38	500	580
	Energy Transfer Partners LP	6.050%	6/1/41	150	152
	Energy Transfer Partners LP	6.500%	2/1/42	725	770
	Energy Transfer Partners LP	5.150%	2/1/43	925	838
8	Enron Corp.	9.125%	4/1/03	700	—
8	Enron Corp.	7.125%	5/15/07	300	—
8	Enron Corp.	6.875%	10/15/07	1,000	—
	Enterprise Products Operating LLC	5.600%	10/15/14	1,185	1,254
	Enterprise Products Operating LLC	6.300%	9/15/17	175	203
	Enterprise Products Operating LLC	6.650%	4/15/18	50	60
	Enterprise Products Operating LLC	6.500%	1/31/19	50	59
	Enterprise Products Operating LLC	5.200%	9/1/20	235	262
	Enterprise Products Operating LLC	4.050%	2/15/22	175	180
	Enterprise Products Operating LLC	3.350%	3/15/23	350	335
	Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,659
	Enterprise Products Operating LLC	7.550%	4/15/38	450	571
	Enterprise Products Operating LLC	5.950%	2/1/41	495	538
	Enterprise Products Operating LLC	4.850%	8/15/42	850	793
	Enterprise Products Operating LLC	4.850%	3/15/44	450	425
4	Enterprise Products Operating LLC	8.375%	8/1/66	250	278
4	Enterprise Products Operating LLC	7.034%	1/15/68	600	671
	KeySpan Corp.	8.000%	11/15/30	200	256
	KeySpan Corp.	5.803%	4/1/35	250	269

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	502
	Kinder Morgan Energy Partners LP	3.500%	3/1/16	990	1,045
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	868
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	839
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	175
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	450	443
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,100	1,032
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	208
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	311
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	200	221
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	394
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,875	2,110
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,135
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	175	166
	Magellan Midstream Partners LP	5.650%	10/15/16	560	630
	Magellan Midstream Partners LP	6.550%	7/15/19	625	741
	Magellan Midstream Partners LP	4.200%	12/1/42	450	392
	National Fuel Gas Co.	6.500%	4/15/18	750	871
	National Fuel Gas Co.	3.750%	3/1/23	500	489
	National Grid plc	6.300%	8/1/16	275	311
	Nisource Finance Corp.	5.400%	7/15/14	300	314
	Nisource Finance Corp.	6.400%	3/15/18	615	716
	Nisource Finance Corp.	6.800%	1/15/19	750	886
	Nisource Finance Corp.	6.125%	3/1/22	450	510
	Nisource Finance Corp.	6.250%	12/15/40	400	442
	Nisource Finance Corp.	4.800%	2/15/44	200	182
	ONEOK Inc.	5.200%	6/15/15	300	322
	ONEOK Inc.	4.250%	2/1/22	750	735
	ONEOK Inc.	6.000%	6/15/35	440	446
	ONEOK Partners LP	3.250%	2/1/16	50	52
	ONEOK Partners LP	6.150%	10/1/16	410	465
	ONEOK Partners LP	2.000%	10/1/17	625	615
	ONEOK Partners LP	8.625%	3/1/19	400	506
	ONEOK Partners LP	3.375%	10/1/22	250	230
	ONEOK Partners LP	6.650%	10/1/36	1,025	1,132
	Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	800	925
	Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	50	59
	Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	125	163
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	1,125	1,234
	Plains All American Pipeline LP / PAA Finance Corp.	6.700%	5/15/36	205	242
	Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	50	44
	Questar Corp.	2.750%	2/1/16	25	26
	Sempra Energy	6.500%	6/1/16	615	707
	Sempra Energy	6.150%	6/15/18	750	878
	Sempra Energy	6.000%	10/15/39	705	802
	Southern California Gas Co.	5.750%	11/15/35	25	30
7	Southern Natural Gas Co. LLC	5.900%	4/1/17	150	171
	Southern Natural Gas Co. LLC / Southern Natural
	Issuing Corp.	4.400%	6/15/21	1,250	1,314
	Spectra Energy Capital LLC	5.668%	8/15/14	400	420
	Spectra Energy Capital LLC	6.200%	4/15/18	850	986
	Spectra Energy Capital LLC	8.000%	10/1/19	165	207
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	800	742
	Sunoco Logistics Partners Operations LP	6.850%	2/15/40	300	343
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	450	397
	Texas Eastern Transmission LP	7.000%	7/15/32	500	618
	Texas Gas Transmission LLC	4.600%	6/1/15	250	265
	TransCanada PipeLines Ltd.	0.750%	1/15/16	175	173
	TransCanada PipeLines Ltd.	6.500%	8/15/18	300	363
	TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,800
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	918
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	891
	TransCanada PipeLines Ltd.	5.850%	3/15/36	125	144
	TransCanada PipeLines Ltd.	6.200%	10/15/37	100	116

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	TransCanada PipeLines Ltd.	7.625%	1/15/39	410	556
4	TransCanada PipeLines Ltd.	6.350%	5/15/67	400	413
	Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	230	270
	Western Gas Partners LP	5.375%	6/1/21	500	537
	Williams Cos. Inc.	7.500%	1/15/31	321	365
	Williams Cos. Inc.	7.750%	6/15/31	407	478
	Williams Partners LP	3.800%	2/15/15	125	130
	Williams Partners LP	5.250%	3/15/20	1,895	2,041
	Williams Partners LP	6.300%	4/15/40	675	706
	Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	500	584
	Other Utility (0.0%)
	American Water Capital Corp.	6.085%	10/15/17	125	144
	American Water Capital Corp.	6.593%	10/15/37	500	621
	American Water Capital Corp.	4.300%	12/1/42	125	118
	United Utilities plc	5.375%	2/1/19	325	352
	Veolia Environnement SA	6.000%	6/1/18	600	694

					195,951

Total Corporate Bonds (Cost $1,712,473)					1,744,824
Sovereign Bonds (U.S. Dollar-Denominated) (2.0%)
	African Development Bank	1.125%	3/15/17	1,550	1,553
	Asian Development Bank	0.875%	6/10/14	300	301
	Asian Development Bank	4.250%	10/20/14	300	315
	Asian Development Bank	2.625%	2/9/15	2,745	2,842
	Asian Development Bank	0.500%	8/17/15	700	700
	Asian Development Bank	2.500%	3/15/16	775	812
	Asian Development Bank	5.500%	6/27/16	100	114
	Asian Development Bank	1.125%	3/15/17	1,325	1,330
	Asian Development Bank	5.593%	7/16/18	500	592
	Asian Development Bank	1.875%	10/23/18	530	537
	Asian Development Bank	1.750%	3/21/19	475	475
	Asian Development Bank	1.375%	3/23/20	2,250	2,156
	Banco do Brasil SA	3.875%	1/23/17	200	203
	Banco do Brasil SA	3.875%	10/10/22	1,000	871
	Canada	2.375%	9/10/14	615	630
	Canada	0.875%	2/14/17	2,050	2,040
	China Development Bank Corp.	4.750%	10/8/14	450	469
	China Development Bank Corp.	5.000%	10/15/15	175	190
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	225	215
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	450	406
4	Republic of Colombia	2.625%	3/15/23	825	726
	Corporacion Andina de Fomento	5.125%	5/5/15	450	480
	Corporacion Andina de Fomento	3.750%	1/15/16	1,765	1,866
	Corporacion Andina de Fomento	4.375%	6/15/22	1,375	1,404
7	Corp. Nacional Del Cobre de Chile	3.000%	7/17/22	600	537
	Council Of Europe Development Bank	2.750%	2/10/15	275	285
	Council Of Europe Development Bank	2.625%	2/16/16	735	770
	Council Of Europe Development Bank	1.250%	9/22/16	1,000	1,008
	Council Of Europe Development Bank	1.000%	3/7/18	525	509
	Council Of Europe Development Bank	1.125%	5/31/18	975	947
9	Development Bank of Japan Inc.	4.250%	6/9/15	910	973
	Ecopetrol SA	7.625%	7/23/19	700	829
	European Bank for Reconstruction & Development	2.750%	4/20/15	1,000	1,041
	European Bank for Reconstruction & Development	1.625%	9/3/15	100	102
	European Bank for Reconstruction & Development	2.500%	3/15/16	500	524
	European Bank for Reconstruction & Development	1.375%	10/20/16	1,515	1,537
	European Bank for Reconstruction & Development	0.750%	9/1/17	1,000	978
	European Bank for Reconstruction & Development	1.000%	6/15/18	700	677
	European Bank for Reconstruction & Development	1.000%	9/17/18	400	387
	European Bank for Reconstruction & Development	1.500%	3/16/20	650	624
	European Investment Bank	3.125%	6/4/14	3,180	3,260
	European Investment Bank	1.125%	8/15/14	500	505
	European Investment Bank	0.875%	12/15/14	430	434

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	European Investment Bank	2.875%	1/15/15	450	467
	European Investment Bank	2.750%	3/23/15	900	936
	European Investment Bank	1.125%	4/15/15	3,150	3,188
	European Investment Bank	1.625%	9/1/15	6,955	7,109
	European Investment Bank	1.375%	10/20/15	2,855	2,903
	European Investment Bank	4.875%	2/16/16	550	610
	European Investment Bank	2.250%	3/15/16	4,050	4,212
	European Investment Bank	0.625%	4/15/16	1,200	1,195
	European Investment Bank	2.500%	5/16/16	525	550
	European Investment Bank	2.125%	7/15/16	1,000	1,036
	European Investment Bank	0.500%	8/15/16	2,850	2,821
	European Investment Bank	5.125%	9/13/16	1,500	1,695
	European Investment Bank	1.250%	10/14/16	950	960
	European Investment Bank	4.875%	1/17/17	1,225	1,384
	European Investment Bank	1.750%	3/15/17	1,125	1,146
	European Investment Bank	5.125%	5/30/17	800	917
	European Investment Bank	1.625%	6/15/17	100	101
	European Investment Bank	1.125%	9/15/17	450	443
	European Investment Bank	1.000%	12/15/17	300	292
	European Investment Bank	1.000%	3/15/18	950	917
	European Investment Bank	1.000%	6/15/18	2,100	2,016
	European Investment Bank	2.875%	9/15/20	1,650	1,668
	European Investment Bank	4.000%	2/16/21	4,000	4,323
	Export Development Canada	2.250%	5/28/15	150	155
	Export Development Canada	1.250%	10/26/16	1,970	1,997
	Export Development Canada	0.750%	12/15/17	900	878
	Export-Import Bank of Korea	5.875%	1/14/15	800	851
	Export-Import Bank of Korea	5.125%	3/16/15	150	159
	Export-Import Bank of Korea	4.125%	9/9/15	1,025	1,079
	Export-Import Bank of Korea	3.750%	10/20/16	300	315
	Export-Import Bank of Korea	4.000%	1/11/17	725	753
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	988
	Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,529
	Federative Republic of Brazil	7.875%	3/7/15	475	524
	Federative Republic of Brazil	6.000%	1/17/17	2,545	2,853
4	Federative Republic of Brazil	8.000%	1/15/18	889	1,006
	Federative Republic of Brazil	5.875%	1/15/19	875	993
	Federative Republic of Brazil	8.875%	10/14/19	175	229
	Federative Republic of Brazil	4.875%	1/22/21	4,405	4,720
	Federative Republic of Brazil	2.625%	1/5/23	1,025	892
	Federative Republic of Brazil	8.875%	4/15/24	325	451
	Federative Republic of Brazil	8.750%	2/4/25	800	1,112
	Federative Republic of Brazil	10.125%	5/15/27	875	1,352
	Federative Republic of Brazil	8.250%	1/20/34	1,075	1,408
	Federative Republic of Brazil	7.125%	1/20/37	650	774
4	Federative Republic of Brazil	11.000%	8/17/40	1,650	1,961
	Federative Republic of Brazil	5.625%	1/7/41	2,450	2,438
	FMS Wertmanagement AoeR	0.625%	4/18/16	400	398
	FMS Wertmanagement AoeR	1.000%	11/21/17	475	463
	Hydro-Quebec	2.000%	6/30/16	1,425	1,469
	Hydro-Quebec	8.400%	1/15/22	1,235	1,686
	Inter-American Development Bank	2.250%	7/15/15	3,975	4,111
	Inter-American Development Bank	1.375%	10/18/16	390	397
	Inter-American Development Bank	1.125%	3/15/17	100	100
	Inter-American Development Bank	2.375%	8/15/17	250	260
	Inter-American Development Bank	0.875%	3/15/18	350	341
	Inter-American Development Bank	1.750%	8/24/18	4,055	4,092
	Inter-American Development Bank	3.875%	9/17/19	100	111
	Inter-American Development Bank	3.875%	2/14/20	500	555
	Inter-American Development Bank	7.000%	6/15/25	250	337
	Inter-American Development Bank	3.875%	10/28/41	800	788
	International Bank for Reconstruction & Development	1.125%	8/25/14	1,725	1,738
	International Bank for Reconstruction & Development	2.375%	5/26/15	5,230	5,423
	International Bank for Reconstruction & Development	2.125%	3/15/16	2,600	2,707

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	International Bank for Reconstruction & Development	5.000%	4/1/16	200	223
	International Bank for Reconstruction & Development	0.500%	4/15/16	125	124
	International Bank for Reconstruction & Development	1.000%	9/15/16	405	408
	International Bank for Reconstruction & Development	0.875%	4/17/17	4,500	4,478
	International Bank for Reconstruction & Development	7.625%	1/19/23	25	35
	International Bank for Reconstruction & Development	2.125%	2/13/23	150	143
	International Finance Corp.	3.000%	4/22/14	875	893
	International Finance Corp.	2.750%	4/20/15	900	937
	International Finance Corp.	2.250%	4/11/16	525	547
	International Finance Corp.	0.500%	5/16/16	250	248
	International Finance Corp.	1.125%	11/23/16	2,150	2,171
	International Finance Corp.	1.000%	4/24/17	575	572
	International Finance Corp.	2.125%	11/17/17	950	980
	International Finance Corp.	0.625%	12/21/17	625	605
9	Japan Bank for International Cooperation	2.875%	2/2/15	625	648
9	Japan Bank for International Cooperation	1.875%	9/24/15	1,435	1,474
9	Japan Bank for International Cooperation	2.500%	1/21/16	700	729
9	Japan Bank for International Cooperation	2.500%	5/18/16	600	628
9	Japan Bank for International Cooperation	2.250%	7/13/16	575	597
9	Japan Bank for International Cooperation	1.125%	7/19/17	650	640
9	Japan Finance Organization for Municipalities	4.625%	4/21/15	500	535
9	Japan Finance Organization for Municipalities	5.000%	5/16/17	500	563
10	KFW	4.125%	10/15/14	25	26
10	KFW	2.750%	10/21/14	7,385	7,602
10	KFW	1.000%	1/12/15	3,800	3,827
10	KFW	2.625%	3/3/15	1,275	1,319
10	KFW	0.625%	4/24/15	100	100
10	KFW	1.250%	10/26/15	550	558
10	KFW	5.125%	3/14/16	775	862
10	KFW	0.500%	4/19/16	2,000	1,979
10	KFW	2.000%	6/1/16	1,250	1,288
10	KFW	1.250%	10/5/16	2,545	2,570
10	KFW	1.250%	2/15/17	3,425	3,445
10	KFW	4.375%	3/15/18	3,450	3,872
10	KFW	1.000%	6/11/18	1,000	975
10	KFW	4.500%	7/16/18	350	398
10	KFW	4.875%	6/17/19	4,775	5,553
10	KFW	4.000%	1/27/20	150	166
10	KFW	2.750%	9/8/20	4,500	4,617
10	KFW	2.375%	8/25/21	410	406
10	KFW	2.000%	10/4/22	1,575	1,480
10	KFW	2.125%	1/17/23	1,750	1,654
10	KFW	0.000%	4/18/36	500	212
	Korea Development Bank	4.375%	8/10/15	700	737
	Korea Development Bank	3.250%	3/9/16	970	999
	Korea Development Bank	4.000%	9/9/16	750	790
	Korea Development Bank	3.875%	5/4/17	1,000	1,035
	Korea Finance Corp.	4.625%	11/16/21	1,375	1,422
10	Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	342
10	Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,127
10	Landwirtschaftliche Rentenbank	2.500%	2/15/16	1,355	1,416
10	Landwirtschaftliche Rentenbank	2.125%	7/15/16	975	1,008
10	Landwirtschaftliche Rentenbank	1.000%	4/4/18	1,000	973
10	Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	604
10	Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	409
	Nexen Inc.	7.875%	3/15/32	100	126
	Nexen Inc.	5.875%	3/10/35	410	423
	Nexen Inc.	6.400%	5/15/37	800	872
	Nexen Inc.	7.500%	7/30/39	625	763
	Nordic Investment Bank	2.625%	10/6/14	475	486
	Nordic Investment Bank	2.500%	7/15/15	810	840
	Nordic Investment Bank	2.250%	3/15/16	450	469
	Nordic Investment Bank	0.750%	1/17/18	2,700	2,625
	North American Development Bank	4.375%	2/11/20	125	133

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	North American Development Bank	2.400%	10/26/22	350	324
11	Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,000	1,024
11	Oesterreichische Kontrollbank AG	2.000%	6/3/16	625	644
11	Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	341
11	Oesterreichische Kontrollbank AG	1.125%	5/29/18	1,275	1,234
4	Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,634
	Pemex Project Funding Master Trust	5.750%	3/1/18	1,275	1,390
	Pemex Project Funding Master Trust	6.625%	6/15/35	1,000	1,050
	Pemex Project Funding Master Trust	6.625%	6/15/38	375	391
	People's Republic of China	4.750%	10/29/13	200	203
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	300	323
	Petrobras International Finance Co. - Pifco	2.875%	2/6/15	425	430
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	2,175	2,230
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	1,225	1,342
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	100	99
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	600	647
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	850	978
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	1,865	1,930
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	1,600	1,618
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	1,525	1,523
	Petrobras International Finance Co. - Pifco	6.750%	1/27/41	1,750	1,742
	Petroleos Mexicanos	4.875%	3/15/15	1,025	1,078
	Petroleos Mexicanos	8.000%	5/3/19	700	847
	Petroleos Mexicanos	6.000%	3/5/20	425	472
	Petroleos Mexicanos	5.500%	1/21/21	2,730	2,930
	Petroleos Mexicanos	4.875%	1/24/22	1,950	1,987
	Petroleos Mexicanos	6.500%	6/2/41	300	310
7	Petroleos Mexicanos	5.500%	6/27/44	250	225
	Petroleos Mexicanos	5.500%	6/27/44	2,325	2,098
	Province of British Columbia	2.850%	6/15/15	750	784
	Province of British Columbia	2.100%	5/18/16	2,820	2,922
	Province of British Columbia	2.000%	10/23/22	300	279
	Province of Manitoba	4.900%	12/6/16	1,235	1,399
	Province of Manitoba	1.125%	6/1/18	850	829
	Province of Manitoba	2.100%	9/6/22	300	282
	Province of New Brunswick	2.750%	6/15/18	725	756
	Province of Nova Scotia	2.375%	7/21/15	560	580
	Province of Nova Scotia	5.125%	1/26/17	500	567
	Province of Ontario	2.950%	2/5/15	250	259
	Province of Ontario	0.950%	5/26/15	1,050	1,056
	Province of Ontario	2.700%	6/16/15	875	910
	Province of Ontario	4.750%	1/19/16	75	82
	Province of Ontario	2.300%	5/10/16	1,460	1,516
	Province of Ontario	1.600%	9/21/16	5,850	5,931
	Province of Ontario	1.100%	10/25/17	1,050	1,029
	Province of Ontario	3.150%	12/15/17	100	107
	Province of Ontario	1.200%	2/14/18	1,200	1,173
	Province of Ontario	3.000%	7/16/18	400	422
	Province of Ontario	1.650%	9/27/19	925	884
	Province of Ontario	4.000%	10/7/19	850	935
	Province of Ontario	4.400%	4/14/20	475	529
	Province of Ontario	2.450%	6/29/22	100	94
	Quebec	4.600%	5/26/15	350	376
	Quebec	5.125%	11/14/16	525	596
	Quebec	4.625%	5/14/18	2,100	2,375
	Quebec	3.500%	7/29/20	1,530	1,607
	Quebec	2.750%	8/25/21	875	858
	Quebec	2.625%	2/13/23	1,550	1,454
	Quebec	7.125%	2/9/24	400	518
	Quebec	7.500%	9/15/29	475	654
	Region of Lombardy Italy	5.804%	10/25/32	500	479
	Republic of Chile	3.875%	8/5/20	300	314
	Republic of Chile	3.250%	9/14/21	800	800
	Republic of Chile	2.250%	10/30/22	150	132

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Republic of Chile	3.625%	10/30/42	800	658
	Republic of Colombia	8.250%	12/22/14	200	218
	Republic of Colombia	7.375%	1/27/17	700	814
	Republic of Colombia	7.375%	3/18/19	825	1,002
	Republic of Colombia	4.375%	7/12/21	2,130	2,194
	Republic of Columbia	8.125%	5/21/24	400	520
	Republic of Columbia	7.375%	9/18/37	200	251
	Republic of Columbia	6.125%	1/18/41	1,775	1,963
	Republic of Italy	4.500%	1/21/15	800	837
	Republic of Italy	3.125%	1/26/15	1,160	1,189
	Republic of Italy	4.750%	1/25/16	1,225	1,293
	Republic of Italy	5.250%	9/20/16	3,445	3,702
	Republic of Italy	5.375%	6/12/17	950	1,033
	Republic of Italy	6.875%	9/27/23	125	145
	Republic of Italy	5.375%	6/15/33	1,400	1,403
	Republic of Korea	4.875%	9/22/14	615	641
	Republic of Korea	7.125%	4/16/19	425	520
	Republic of Panama	5.200%	1/30/20	2,045	2,232
	Republic of Panama	7.125%	1/29/26	900	1,116
4	Republic of Panama	6.700%	1/26/36	584	681
4	Republic of Panama	4.300%	4/29/53	250	197
	Republic of Peru	7.125%	3/30/19	500	605
	Republic of Peru	7.350%	7/21/25	900	1,125
	Republic of Peru	8.750%	11/21/33	1,225	1,766
	Republic of Peru	5.625%	11/18/50	1,475	1,494
	Republic of Philippines	5.500%	3/30/26	1,400	1,585
	Republic of Philippines	7.750%	1/14/31	775	1,017
	Republic of Philippines	6.375%	10/23/34	1,675	2,004
	Republic of Philippines	5.000%	1/13/37	600	639
	Republic of Philippines	6.500%	1/20/20	875	1,046
4	Republic of Philippines	7.500%	9/25/24	875	1,120
	Republic of Philippines	9.500%	10/21/24	200	294
	Republic of Philippines	10.625%	3/16/25	425	666
	Republic of Philippines	9.500%	2/2/30	1,025	1,532
	Republic of Philippines	4.000%	1/15/21	1,175	1,237
	Republic of Poland	3.875%	7/16/15	775	811
	Republic of Poland	5.000%	10/19/15	375	403
	Republic of Poland	6.375%	7/15/19	3,040	3,549
	Republic of Poland	5.125%	4/21/21	900	981
	Republic of Poland	5.000%	3/23/22	415	447
	Republic of Poland	3.000%	3/17/23	1,000	907
	Republic of South Africa	6.875%	5/27/19	875	999
	Republic of South Africa	5.500%	3/9/20	1,985	2,115
	Republic of South Africa	4.665%	1/17/24	100	97
	Republic of South Africa	6.250%	3/8/41	700	747
	Republic of Turkey	7.000%	9/26/16	2,125	2,379
	Republic of Turkey	7.500%	7/14/17	1,600	1,844
	Republic of Turkey	6.750%	4/3/18	950	1,081
	Republic of Turkey	7.000%	3/11/19	1,325	1,537
	Republic of Turkey	7.000%	6/5/20	1,625	1,893
	Republic of Turkey	5.625%	3/30/21	175	189
	Republic of Turkey	5.125%	3/25/22	1,125	1,167
	Republic of Turkey	7.375%	2/5/25	2,075	2,480
	Republic of Turkey	11.875%	1/15/30	1,600	2,680
	Republic of Turkey	8.000%	2/14/34	175	220
	Republic of Turkey	6.875%	3/17/36	3,000	3,360
	Republic of Turkey	6.750%	5/30/40	2,000	2,210
	Republic of Turkey	6.000%	1/14/41	200	201
	State of Israel	5.500%	11/9/16	1,320	1,484
	State of Israel	5.125%	3/26/19	300	340
	State of Israel	4.000%	6/30/22	300	311
	State of Israel	3.150%	6/30/23	1,100	1,028
	State of Israel	4.500%	1/30/43	550	500
	Statoil ASA	2.900%	10/15/14	75	77

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Statoil ASA	3.125%	8/17/17	1,085	1,146
Statoil ASA	1.200%	1/17/18	2,000	1,941
Statoil ASA	5.250%	4/15/19	1,060	1,225
Statoil ASA	3.150%	1/23/22	125	123
Statoil ASA	2.450%	1/17/23	400	371
Statoil ASA	2.650%	1/15/24	275	253
Statoil ASA	7.150%	1/15/29	250	333
Statoil ASA	5.100%	8/17/40	300	320
Statoil ASA	4.250%	11/23/41	325	307
Statoil ASA	3.950%	5/15/43	175	158
Svensk Exportkredit AB	3.250%	9/16/14	1,025	1,061
Svensk Exportkredit AB	0.625%	5/31/16	750	743
Svensk Exportkredit AB	2.125%	7/13/16	1,065	1,100
Svensk Exportkredit AB	1.750%	5/30/17	125	127
United Mexican States	6.625%	3/3/15	493	535
United Mexican States	11.375%	9/15/16	100	130
United Mexican States	5.625%	1/15/17	5,505	6,120
United Mexican States	5.950%	3/19/19	1,725	1,973
United Mexican States	3.625%	3/15/22	1,350	1,326
United Mexican States	6.750%	9/27/34	932	1,101
United Mexican States	6.050%	1/11/40	1,715	1,875
United Mexican States	4.750%	3/8/44	1,542	1,392
United Mexican States	5.750%	10/12/10	3,692	3,445

Total Sovereign Bonds (Cost $376,206)				377,535
Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	200	225
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	100	129
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	50	55
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	175	184
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	560	564
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	75	93
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	175	224
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	100	121
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	175	219
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	325	382
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	125	161
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	1,210	1,532
California Educational Facilities Authority Revenue
(Stanford University)	4.250%	5/1/16	100	109
California GO	5.750%	3/1/17	150	170
California GO	6.200%	10/1/19	1,600	1,887
California GO	5.700%	11/1/21	250	292
California GO	7.500%	4/1/34	2,270	2,959
California GO	7.550%	4/1/39	2,005	2,683
California GO	7.300%	10/1/39	150	195
California GO	7.350%	11/1/39	1,025	1,339
California GO	7.625%	3/1/40	450	604
California GO	7.600%	11/1/40	350	472
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	100	112

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Chicago IL Board of Education GO	6.319%	11/1/29	50	53
	Chicago IL Board of Education GO	6.138%	12/1/39	100	100
	Chicago IL GO	7.781%	1/1/35	100	121
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	350	411
	Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	50	55
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	75	89
	Chicago IL Transit Authority Sales Tax Receipts
	Revenue	6.200%	12/1/40	200	217
	Chicago IL Transit Authority Transfer Tax Receipts
	Revenue	6.899%	12/1/40	735	859
	Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	75	90
	Chicago IL Water Revenue	6.742%	11/1/40	75	93
	Clark County NV Airport Revenue	6.881%	7/1/42	75	84
	Commonwealth Financing Authority Pennsylvania
	Revenue	6.218%	6/1/39	325	367
	Connecticut GO	5.090%	10/1/30	75	78
	Connecticut GO	5.850%	3/15/32	610	691
	Connecticut Special Tax Revenue (Transportation
	Infrastructure)	5.459%	11/1/30	150	162
	Cook County IL GO	6.229%	11/15/34	100	102
	Curators of the University of Missouri System Facilities
	Revenue	5.792%	11/1/41	50	56
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	114
	Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	1,050	1,103
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	244
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	79
	Dallas TX Independent School District GO	6.450%	2/15/35	150	177
	Dartmouth College New Hampshire GO	4.750%	6/1/19	25	28
	Denver CO City & County School District No. 1 COP	7.017%	12/15/37	100	124
	Denver CO City & County School District No. 1 GO	5.664%	12/1/33	75	82
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	57
	District of Columbia Income Tax Revenue	5.582%	12/1/35	75	84
	Energy Northwest Washington Electric Revenue
	(Columbia Generating Station)	2.197%	7/1/19	250	244
	Florida Hurricane Catastrophe Fund Finance Corp.
	Revenue	2.107%	7/1/18	375	365
	Florida Hurricane Catastrophe Fund Finance Corp.
	Revenue	2.995%	7/1/20	700	653
	George Washington University District of Columbia GO	3.485%	9/15/22	500	496
	Georgia GO	4.503%	11/1/25	325	356
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	810	892
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	300	324
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	150	151
	Harvard University Massachusetts GO	4.875%	10/15/40	275	304
	Howard Hughes Medical Institute Maryland Revenue	3.450%	9/1/14	200	207
	Illinois GO	4.511%	3/1/15	375	394
	Illinois GO	5.365%	3/1/17	375	405
	Illinois GO	5.877%	3/1/19	600	661
	Illinois GO	4.950%	6/1/23	1,450	1,440
	Illinois GO	5.100%	6/1/33	2,520	2,376
	Illinois GO	6.630%	2/1/35	100	105
	Illinois GO	6.725%	4/1/35	275	292
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	86
	Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	475	565
	JobsOhio Beverage System Statewide Liquor Profits
	Revenue	3.985%	1/1/29	400	377
	JobsOhio Beverage System Statewide Liquor Profits
	Revenue	4.532%	1/1/35	225	213
4	Kentucky Asset/Liability Commission General Fund
	Revenue	3.165%	4/1/18	41	42
	Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	75	83
	Los Angeles CA Community College District GO	6.600%	8/1/42	250	314
	Los Angeles CA Department of Water & Power
	Revenue	5.716%	7/1/39	100	110

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Los Angeles CA Department of Water & Power
	Revenue	6.008%	7/1/39	325	375
	Los Angeles CA Department of Water & Power
	Revenue	6.166%	7/1/40	100	115
	Los Angeles CA Department of Water & Power
	Revenue	6.574%	7/1/45	410	520
	Los Angeles CA Department of Water & Power
	Revenue	6.603%	7/1/50	500	634
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,157
	Los Angeles CA Unified School District GO	6.758%	7/1/34	100	123
	Los Angeles County CA Metropolitan Transportation
	Authority Sales Tax Revenue	5.735%	6/1/39	125	140
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.488%	8/1/33	200	241
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	50	61
	Maryland Transportation Authority Facilities Projects
	Revenue	5.888%	7/1/43	100	114
	Massachusetts GO	4.200%	12/1/21	225	242
	Massachusetts GO	5.456%	12/1/39	535	591
	Massachusetts School Building Authority Dedicated
	Sales Tax Revenue	5.715%	8/15/39	125	144
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	59
	Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	435	464
	Metropolitan Government of Nashville & Davidson
	County TN Convention Center Authority Tourism Tax
	Revenue	6.731%	7/1/43	100	116
	Metropolitan Government of Nashville & Davidson
	County TN GO	5.707%	7/1/34	125	140
	Metropolitan Washington DC/VA Airports Authority
	Dulles Toll Road Revenue	7.462%	10/1/46	75	87
	Metropolitan Water District of Southern California Water
	Revenue	6.947%	7/1/40	75	89
	Mississippi GO	5.245%	11/1/34	50	54
	Missouri Highways & Transportation Commission Road
	Revenue	5.445%	5/1/33	100	111
12	New Jersey Economic Development Authority Revenue
	(State Pension Funding)	7.425%	2/15/29	835	1,006
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	910	994
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.104%	12/15/28	150	167
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	450	521
13	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	360	369
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	501
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	300	388
	New York City NY GO	6.246%	6/1/35	100	115
	New York City NY GO	5.968%	3/1/36	560	642
	New York City NY GO	5.985%	12/1/36	75	87
	New York City NY GO	5.517%	10/1/37	50	56
	New York City NY GO	6.271%	12/1/37	600	719
	New York City NY GO	5.846%	6/1/40	100	111
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.750%	6/15/41	100	115
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.790%	6/15/41	500	560
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.952%	6/15/42	100	118
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	6.011%	6/15/42	75	89
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.440%	6/15/43	100	109

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.882%	6/15/44	710	822
	New York City NY Transitional Finance Authority
	Building Aid Revenue	6.828%	7/15/40	250	314
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.767%	8/1/36	100	116
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.508%	8/1/37	150	166
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.572%	11/1/38	625	697
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	525	713
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	57
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	100	107
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	6.648%	11/15/39	585	687
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.500%	3/15/30	530	612
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.628%	3/15/39	95	106
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.389%	3/15/40	100	109
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.770%	3/15/39	300	325
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.838%	3/15/40	75	81
	New York University Hospitals Center	4.428%	7/1/42	200	185
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	200	245
	Ohio State University General Receipts Revenue	4.910%	6/1/40	175	173
	Ohio State University General Receipts Revenue	4.800%	6/1/11	1,765	1,546
	Ohio Water Development Authority Water Pollution
	Control Loan Fund Revenue	4.879%	12/1/34	100	104
	Orange County CA Local Transportation Authority
	Sales Tax Revenue	6.908%	2/15/41	75	96
	Oregon Department of Transportation Highway User
	Tax Revenue	5.834%	11/15/34	75	89
	Oregon GO	5.762%	6/1/23	500	591
	Oregon GO	5.892%	6/1/27	375	453
13	Oregon School Boards Association GO	4.759%	6/30/28	300	317
14	Oregon School Boards Association GO	5.528%	6/30/28	125	137
	Pennsylvania GO	4.650%	2/15/26	125	133
	Pennsylvania GO	5.350%	5/1/30	400	447
	Pennsylvania Public School Building Authority Lease
	Revenue (School District of Philadelphia)	5.000%	9/15/27	100	106
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	75	81
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	81
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	147
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	450	501
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	535	533
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,075	975
	Princeton University New Jersey GO	5.700%	3/1/39	300	371
	Puerto Rico Government Development Bank GO	3.670%	5/1/14	200	200
	Puerto Rico Government Development Bank GO	4.704%	5/1/16	200	201
	Regional Transportation District of Colorado Sales Tax
	Revenue	5.844%	11/1/50	150	179
	Rutgers State University NJ Revenue	5.665%	5/1/40	75	85
	Salt River Project Arizona Agricultural Improvement &
	Power District Revenue	4.839%	1/1/41	75	77
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	266
	San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	100	116
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	438
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	100	117

	Vanguard® Balanced Index Fund
	Schedule of Investments
	June 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	San Francisco CA City & County Public Utilities
	Commission Water Revenue	6.000%	11/1/40	75	87
	San Francisco CA City & County Public Utilities
	Commission Water Revenue	6.950%	11/1/50	500	634
	Santa Clara Valley CA Transportation Authority Sales
	Tax Revenue	5.876%	4/1/32	645	721
	Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	500	535
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	575	667
	Texas GO	5.517%	4/1/39	410	473
	Texas Transportation Commission Revenue	5.028%	4/1/26	100	111
	Texas Transportation Commission Revenue	5.178%	4/1/30	275	312
	Texas Transportation Commission Revenue	4.631%	4/1/33	300	318
	Texas Transportation Commission Revenue	4.681%	4/1/40	100	101
	Tufts University Massachusetts GO	5.017%	4/15/12	550	553
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	150	181
	University of California Regents Medical Center
	Revenue	6.583%	5/15/49	125	149
	University of California Revenue	0.887%	7/1/13	75	75
	University of California Revenue	1.796%	7/1/19	175	169
	University of California Revenue	6.270%	5/15/31	1,000	1,097
	University of California Revenue	5.770%	5/15/43	410	451
	University of California Revenue	5.946%	5/15/45	275	307
	University of California Revenue	4.858%	5/15/12	330	290
	University of Massachusetts Building Authority
	Revenue	5.450%	11/1/40	75	83
	University of Southern California Revenue	5.250%	10/1/11	200	230
	University of Texas System Revenue Financing System
	Revenue	5.262%	7/1/39	100	113
	University of Texas System Revenue Financing System
	Revenue	6.276%	8/15/41	75	85
	University of Texas System Revenue Financing System
	Revenue	5.134%	8/15/42	150	163
	University of Texas System Revenue Financing System
	Revenue	4.794%	8/15/46	385	396
	University of Virginia Revenue	6.200%	9/1/39	800	988
	Utah GO	4.554%	7/1/24	125	137
	Utah GO	3.539%	7/1/25	50	51
	Virginia Commonwealth Transportation Board Revenue	5.350%	5/15/35	500	549
	Washington GO	5.481%	8/1/39	50	56
	Washington GO	5.140%	8/1/40	480	532
14	Wisconsin GO	5.700%	5/1/26	325	381

	Total Taxable Municipal Bonds (Cost $64,831)				69,027

				Shares
	Temporary Cash Investments (3.0%)[1]
	Money Market Fund (3.0%)
	[15,16] Vanguard Market Liquidity Fund	0.127%		560,897,671	560,898

				Face
				Amount
				($000)
	U.S. Government and Agency Obligations (0.0%)
[3,17]	Fannie Mae Discount Notes	0.110%	8/21/13	1,000	1,000
[3,17]	Federal Home Loan Bank Discount Notes	0.115%	7/26/13	5,000	4,999

					5,999

	Total Temporary Cash Investments (Cost $566,897)				566,897

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2013

Total Investments (102.4%) (Cost $14,875,630)	19,436,666
Other Assets and Liabilities—Net (-2.4%)[16]	(458,035)
Net Assets (100%)	18,978,631

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,393,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 59.9% and 2.7%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2013.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the aggregate value of these securities was $28,418,000, representing
0.1% of net assets.
8 Non-income-producing security--security in default.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
16 Includes $5,180,000 of collateral received for securities on loan.
17 Securities with a value of $2,800,000 have been segregated as initial margin for open futures contracts.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 022_082013

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 20, 2013
VANGUARD VALLEY FORGE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 20, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number
2-11444, Incorporated by Reference.